UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Reza Pishva

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$47	0.95%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$613,701
# of Portfolio Holdings	377
Investment Advisory, net of waivers (000)	$805
Portfolio Turnover Rate	111%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.74%
Connecticut Avenue Securities Trust	3.91%
Freddie Mac STACR REMIC Trust	2.92%
BX Trust	2.81%
U.S. Treasury Note	2.52%
OBX Trust	2.17%
BRAVO Residential Funding Trust	2.13%
BX Commercial Mortgage Trust	1.78%
Mexican Bonos	1.71%
Verus Securitization Trust	1.44%

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	31%
Corporate Bond	23%
Foreign Government	13%
Asset Backed	12%
Bank Loan	12%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Semi-Annual Shareholder Report - April 30, 2026

PYABX-SA2026

Payden Absolute Return Bond Fund

Investor Class - PYARX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$613,701
# of Portfolio Holdings	377
Investment Advisory, net of waivers (000)	$805
Portfolio Turnover Rate	111%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.74%
Connecticut Avenue Securities Trust	3.91%
Freddie Mac STACR REMIC Trust	2.92%
BX Trust	2.81%
U.S. Treasury Note	2.52%
OBX Trust	2.17%
BRAVO Residential Funding Trust	2.13%
BX Commercial Mortgage Trust	1.78%
Mexican Bonos	1.71%
Verus Securitization Trust	1.44%

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	31%
Corporate Bond	23%
Foreign Government	13%
Asset Backed	12%
Bank Loan	12%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

Investor Class - PYARX

Semi-Annual Shareholder Report - April 30, 2026

PYARX-SA2026

Payden Absolute Return Bond Fund

SI Class - PYAIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$23	0.47%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$613,701
# of Portfolio Holdings	377
Investment Advisory, net of waivers (000)	$805
Portfolio Turnover Rate	111%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.74%
Connecticut Avenue Securities Trust	3.91%
Freddie Mac STACR REMIC Trust	2.92%
BX Trust	2.81%
U.S. Treasury Note	2.52%
OBX Trust	2.17%
BRAVO Residential Funding Trust	2.13%
BX Commercial Mortgage Trust	1.78%
Mexican Bonos	1.71%
Verus Securitization Trust	1.44%

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	31%
Corporate Bond	23%
Foreign Government	13%
Asset Backed	12%
Bank Loan	12%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

SI Class - PYAIX

Semi-Annual Shareholder Report - April 30, 2026

PYAIX-SA2026

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden California Municipal Social Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$315,988
# of Portfolio Holdings	173
Investment Advisory, net of waivers (000)	$233
Portfolio Turnover Rate	34%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
California Community Choice Financing Authority	8.79%
Los Angeles County Public Works Financing Authority	6.14%
University of California	5.99%
California Housing Finance Agency	4.95%
State of California	4.86%
California Municipal Finance Authority	4.39%
California State Public Works Board	3.31%
San Diego Unified School District	2.69%
City of Los Angeles Department of Airports	2.42%
San Francisco City & County Airport Comm-San Francisco International Airport	2.20%

Portfolio Composition (as a % of investments)

Table Summary
General Obligation	52%
Revenue	44%
Investment Company	3%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Semi-Annual Shareholder Report - April 30, 2026

PYCLX-SA2026

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden California Municipal Social Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.45%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$315,988
# of Portfolio Holdings	173
Investment Advisory, net of waivers (000)	$233
Portfolio Turnover Rate	34%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
California Community Choice Financing Authority	8.79%
Los Angeles County Public Works Financing Authority	6.14%
University of California	5.99%
California Housing Finance Agency	4.95%
State of California	4.86%
California Municipal Finance Authority	4.39%
California State Public Works Board	3.31%
San Diego Unified School District	2.69%
City of Los Angeles Department of Airports	2.42%
San Francisco City & County Airport Comm-San Francisco International Airport	2.20%

Portfolio Composition (as a % of investments)

Table Summary
General Obligation	52%
Revenue	44%
Investment Company	3%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Semi-Annual Shareholder Report - April 30, 2026

PYCRX-SA2026

Payden Managed Income Fund

Adviser Class - PKCBX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$45	0.90%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Adviser Class - PKCBX

Semi-Annual Shareholder Report - April 30, 2026

PKCBX-SA2026

Payden Managed Income Fund

Institutional Class - PKCIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Institutional Class - PKCIX

Semi-Annual Shareholder Report - April 30, 2026

PKCIX-SA2026

Payden Managed Income Fund

Retirement Class - PKCRX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$58	1.15%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Retirement Class - PKCRX

Semi-Annual Shareholder Report - April 30, 2026

PKCRX-SA2026

Payden Managed Income Fund

SI Class - PKBIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

SI Class - PKBIX

Semi-Annual Shareholder Report - April 30, 2026

PKBIX-SA2026

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Cash Reserves Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$13	0.25%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$345,095
# of Portfolio Holdings	27
Investment Advisory, net of waivers (000)	$28

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	43.88%
Bank of Montreal Tri Party	11.84%
Mitsubishi UFJ Financial Group	7.22%
Citigroup Tri Party	7.22%
CIBC World Markets Tri Party	7.22%
U.S. Treasury Note	6.65%
FHLMC	5.20%
FHLB	3.04%
Goldman Sachs Tri Party	2.89%
FFCB Funding Corp.	1.44%

Portfolio Composition (as a % of investments)

Table Summary
U.S. Treasury	51%
Repurchase Agreements	36%
U.S. Government Agency	10%
Mortgage Backed	2%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, including Form N-MFP and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Semi-Annual Shareholder Report - April 30, 2026

PBHXX-SA2026

Payden Core Bond Fund

Adviser Class - PYCWX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$39	0.78%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,035,586
# of Portfolio Holdings	389
Investment Advisory, net of waivers (000)	$993
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bond	4.78%
U.S. Treasury Bill	4.52%
U.S. Treasury Inflation Indexed Notes	3.24%
U.S. Treasury Note	2.55%
RCKT Mortgage Trust	1.48%
FNCL	1.39%
OBX Trust	1.30%
Payden Emerging Market Corporate Bond Fund, SI Class	1.28%
Bank of America Corp.	0.92%
Ally Financial Inc.	0.86%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	35%
Mortgage Backed	34%
U.S. Treasury	15%
Asset Backed	5%
Investment Company	3%
Others	8%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

Adviser Class - PYCWX

Semi-Annual Shareholder Report - April 30, 2026

PYCWX-SA2026

Payden Core Bond Fund

Investor Class - PYCBX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$25	0.51%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,035,586
# of Portfolio Holdings	389
Investment Advisory, net of waivers (000)	$993
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bond	4.78%
U.S. Treasury Bill	4.52%
U.S. Treasury Inflation Indexed Notes	3.24%
U.S. Treasury Note	2.55%
RCKT Mortgage Trust	1.48%
FNCL	1.39%
OBX Trust	1.30%
Payden Emerging Market Corporate Bond Fund, SI Class	1.28%
Bank of America Corp.	0.92%
Ally Financial Inc.	0.86%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	35%
Mortgage Backed	34%
U.S. Treasury	15%
Asset Backed	5%
Investment Company	3%
Others	8%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

Investor Class - PYCBX

Semi-Annual Shareholder Report - April 30, 2026

PYCBX-SA2026

Payden Core Bond Fund

SI Class - PYCSX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$21	0.42%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,035,586
# of Portfolio Holdings	389
Investment Advisory, net of waivers (000)	$993
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bond	4.78%
U.S. Treasury Bill	4.52%
U.S. Treasury Inflation Indexed Notes	3.24%
U.S. Treasury Note	2.55%
RCKT Mortgage Trust	1.48%
FNCL	1.39%
OBX Trust	1.30%
Payden Emerging Market Corporate Bond Fund, SI Class	1.28%
Bank of America Corp.	0.92%
Ally Financial Inc.	0.86%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	35%
Mortgage Backed	34%
U.S. Treasury	15%
Asset Backed	5%
Investment Company	3%
Others	8%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

SI Class - PYCSX

Semi-Annual Shareholder Report - April 30, 2026

PYCSX-SA2026

Payden Corporate Bond Fund

Adviser Class - PYAYX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$44	0.89%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$383,728
# of Portfolio Holdings	334
Investment Advisory, net of waivers (000)	$548
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Morgan Stanley	2.16%
Bank of America Corp.	1.89%
RCKT Mortgage Trust	1.81%
JPMorgan Chase & Co.	1.51%
Citigroup Inc.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.34%
Goldman Sachs Group Inc.	1.27%
Morgan Stanley Residential Mortgage Loan Trust	1.15%
AT&T Inc.	1.13%
Cross Mortgage Trust	1.11%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	81%
Mortgage Backed	11%
Investment Company	4%
Asset Backed	3%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

Adviser Class - PYAYX

Semi-Annual Shareholder Report - April 30, 2026

PYAYX-SA2026

Payden Corporate Bond Fund

Investor Class - PYACX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$383,728
# of Portfolio Holdings	334
Investment Advisory, net of waivers (000)	$548
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Morgan Stanley	2.16%
Bank of America Corp.	1.89%
RCKT Mortgage Trust	1.81%
JPMorgan Chase & Co.	1.51%
Citigroup Inc.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.34%
Goldman Sachs Group Inc.	1.27%
Morgan Stanley Residential Mortgage Loan Trust	1.15%
AT&T Inc.	1.13%
Cross Mortgage Trust	1.11%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	81%
Mortgage Backed	11%
Investment Company	4%
Asset Backed	3%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

Investor Class - PYACX

Semi-Annual Shareholder Report - April 30, 2026

PYACX-SA2026

Payden Corporate Bond Fund

SI Class - PYCTX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$383,728
# of Portfolio Holdings	334
Investment Advisory, net of waivers (000)	$548
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Morgan Stanley	2.16%
Bank of America Corp.	1.89%
RCKT Mortgage Trust	1.81%
JPMorgan Chase & Co.	1.51%
Citigroup Inc.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.34%
Goldman Sachs Group Inc.	1.27%
Morgan Stanley Residential Mortgage Loan Trust	1.15%
AT&T Inc.	1.13%
Cross Mortgage Trust	1.11%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	81%
Mortgage Backed	11%
Investment Company	4%
Asset Backed	3%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

SI Class - PYCTX

Semi-Annual Shareholder Report - April 30, 2026

PYCTX-SA2026

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$48	0.95%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$995,384
# of Portfolio Holdings	332
Investment Advisory, net of waivers (000)	$2,154
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Argentine Republic Government International Bond	3.36%
Hungary Government International Bond	2.90%
Ecuador Government International Bond	2.83%
Nigeria Government International Bond	2.81%
Romanian Government International Bond	2.74%
Republic of South Africa Government Bond	2.70%
Republic of South Africa Government International Bond	2.70%
Peru Government Bond	2.51%
Petroleos Mexicanos	2.41%
Brazilian Government International Bond	2.40%

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	78%
Corporate Bond	18%
Investment Company	3%
U.S. Treasury	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Semi-Annual Shareholder Report - April 30, 2026

PYEWX-SA2026

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$995,384
# of Portfolio Holdings	332
Investment Advisory, net of waivers (000)	$2,154
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Argentine Republic Government International Bond	3.36%
Hungary Government International Bond	2.90%
Ecuador Government International Bond	2.83%
Nigeria Government International Bond	2.81%
Romanian Government International Bond	2.74%
Republic of South Africa Government Bond	2.70%
Republic of South Africa Government International Bond	2.70%
Peru Government Bond	2.51%
Petroleos Mexicanos	2.41%
Brazilian Government International Bond	2.40%

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	78%
Corporate Bond	18%
Investment Company	3%
U.S. Treasury	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Semi-Annual Shareholder Report - April 30, 2026

PYEMX-SA2026

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$35	0.69%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$995,384
# of Portfolio Holdings	332
Investment Advisory, net of waivers (000)	$2,154
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Argentine Republic Government International Bond	3.36%
Hungary Government International Bond	2.90%
Ecuador Government International Bond	2.83%
Nigeria Government International Bond	2.81%
Romanian Government International Bond	2.74%
Republic of South Africa Government Bond	2.70%
Republic of South Africa Government International Bond	2.70%
Peru Government Bond	2.51%
Petroleos Mexicanos	2.41%
Brazilian Government International Bond	2.40%

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	78%
Corporate Bond	18%
Investment Company	3%
U.S. Treasury	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Semi-Annual Shareholder Report - April 30, 2026

PYEIX-SA2026

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$48	0.95%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$84,391
# of Portfolio Holdings	286
Investment Advisory, net of waivers (000)	$219
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Petroleos Mexicanos	2.72%
Banco de Credito del Peru S.A.	1.52%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.51%
First Quantum Minerals Ltd.	1.42%
Mexico City Airport Trust	1.28%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico	1.26%
Yinson Boronia Production BV	1.22%
Wynn Macau Ltd.	1.19%
Peru Government Bond	1.18%
Intercorp Peru Ltd.	1.16%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	85%
Foreign Government	8%
Investment Company	5%
Asset Backed	1%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Semi-Annual Shareholder Report - April 30, 2026

PYCEX-SA2026

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$43	0.85%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$84,391
# of Portfolio Holdings	286
Investment Advisory, net of waivers (000)	$219
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Petroleos Mexicanos	2.72%
Banco de Credito del Peru S.A.	1.52%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.51%
First Quantum Minerals Ltd.	1.42%
Mexico City Airport Trust	1.28%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico	1.26%
Yinson Boronia Production BV	1.22%
Wynn Macau Ltd.	1.19%
Peru Government Bond	1.18%
Intercorp Peru Ltd.	1.16%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	85%
Foreign Government	8%
Investment Company	5%
Asset Backed	1%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Semi-Annual Shareholder Report - April 30, 2026

PYCIX-SA2026

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$50	0.99%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,436
# of Portfolio Holdings	157
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	21%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Brazil Notas do Tesouro Nacional Serie F	8.92%
Republic of South Africa Government Bond	8.39%
Mexican Bonos	8.32%
Indonesia Treasury Bond	6.69%
China Government Bond	6.30%
Malaysia Government Bond	6.00%
Republic of Poland Government Bond	5.12%
Colombian TES	4.57%
Romania Government Bond	4.42%
Thailand Government Bond	4.15%

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	86%
Corporate Bond	13%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Semi-Annual Shareholder Report - April 30, 2026

PYELX-SA2026

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,436
# of Portfolio Holdings	157
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	21%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Brazil Notas do Tesouro Nacional Serie F	8.92%
Republic of South Africa Government Bond	8.39%
Mexican Bonos	8.32%
Indonesia Treasury Bond	6.69%
China Government Bond	6.30%
Malaysia Government Bond	6.00%
Republic of Poland Government Bond	5.12%
Colombian TES	4.57%
Romania Government Bond	4.42%
Thailand Government Bond	4.15%

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	86%
Corporate Bond	13%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Semi-Annual Shareholder Report - April 30, 2026

PYILX-SA2026

Payden Equity Income Fund

Adviser Class - PYVAX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$52	1.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,071,733
# of Portfolio Holdings	88
Investment Advisory, net of waivers (000)	$2,192
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Alphabet Inc.	4.67%
JPMorgan Chase & Co.	3.07%
Amazon.com Inc.	2.87%
Morgan Stanley	2.50%
Analog Devices Inc.	2.34%
Cisco Systems Inc.	2.19%
Microsoft Corp.	2.19%
Duke Energy Corp.	2.10%
Merck & Co. Inc.	1.94%
Energy Transfer LP	1.89%

Portfolio Composition (as a % of investments)

Table Summary
Common Stock	90%
Master Limited Partnership	4%
Real Estate Investment Trust	3%
Corporate Bond	2%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

Adviser Class - PYVAX

Semi-Annual Shareholder Report - April 30, 2026

PYVAX-SA2026

Payden Equity Income Fund

Investor Class - PYVLX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$39	0.75%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,071,733
# of Portfolio Holdings	88
Investment Advisory, net of waivers (000)	$2,192
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Alphabet Inc.	4.67%
JPMorgan Chase & Co.	3.07%
Amazon.com Inc.	2.87%
Morgan Stanley	2.50%
Analog Devices Inc.	2.34%
Cisco Systems Inc.	2.19%
Microsoft Corp.	2.19%
Duke Energy Corp.	2.10%
Merck & Co. Inc.	1.94%
Energy Transfer LP	1.89%

Portfolio Composition (as a % of investments)

Table Summary
Common Stock	90%
Master Limited Partnership	4%
Real Estate Investment Trust	3%
Corporate Bond	2%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

Investor Class - PYVLX

Semi-Annual Shareholder Report - April 30, 2026

PYVLX-SA2026

Payden Equity Income Fund

SI Class - PYVSX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$34	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,071,733
# of Portfolio Holdings	88
Investment Advisory, net of waivers (000)	$2,192
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Alphabet Inc.	4.67%
JPMorgan Chase & Co.	3.07%
Amazon.com Inc.	2.87%
Morgan Stanley	2.50%
Analog Devices Inc.	2.34%
Cisco Systems Inc.	2.19%
Microsoft Corp.	2.19%
Duke Energy Corp.	2.10%
Merck & Co. Inc.	1.94%
Energy Transfer LP	1.89%

Portfolio Composition (as a % of investments)

Table Summary
Common Stock	90%
Master Limited Partnership	4%
Real Estate Investment Trust	3%
Corporate Bond	2%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

SI Class - PYVSX

Semi-Annual Shareholder Report - April 30, 2026

PYVSX-SA2026

Payden Floating Rate Fund

Adviser Class - PYBLX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$48	0.95%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$128,509
# of Portfolio Holdings	163
Investment Advisory, net of waivers (000)	$152
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Fr Br Holdings LLC	1.29%
Quikrete Holdings Inc.	1.14%
EP Wealth Advisors LLC	1.12%
Nexus Buyer LLC	1.01%
AthenaHealth Group Inc.	1.00%
TK Elevator Midco Gmbh	0.98%
PetsMart LLC	0.98%
Padagis LLC	0.96%
Focus Financial Partners LLC	0.96%
Journey Personal Care Corp.	0.95%

Portfolio Composition (as a % of investments)

Table Summary
Bank Loan	87%
Corporate Bond	9%
Investment Company	3%
Asset Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

Adviser Class - PYBLX

Semi-Annual Shareholder Report - April 30, 2026

PYBLX-SA2026

Payden Floating Rate Fund

Investor Class - PYFRX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$128,509
# of Portfolio Holdings	163
Investment Advisory, net of waivers (000)	$152
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Fr Br Holdings LLC	1.29%
Quikrete Holdings Inc.	1.14%
EP Wealth Advisors LLC	1.12%
Nexus Buyer LLC	1.01%
AthenaHealth Group Inc.	1.00%
TK Elevator Midco Gmbh	0.98%
PetsMart LLC	0.98%
Padagis LLC	0.96%
Focus Financial Partners LLC	0.96%
Journey Personal Care Corp.	0.95%

Portfolio Composition (as a % of investments)

Table Summary
Bank Loan	87%
Corporate Bond	9%
Investment Company	3%
Asset Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

Investor Class - PYFRX

Semi-Annual Shareholder Report - April 30, 2026

PYFRX-SA2026

Payden Floating Rate Fund

SI Class - PYFIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$30	0.60%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$128,509
# of Portfolio Holdings	163
Investment Advisory, net of waivers (000)	$152
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Fr Br Holdings LLC	1.29%
Quikrete Holdings Inc.	1.14%
EP Wealth Advisors LLC	1.12%
Nexus Buyer LLC	1.01%
AthenaHealth Group Inc.	1.00%
TK Elevator Midco Gmbh	0.98%
PetsMart LLC	0.98%
Padagis LLC	0.96%
Focus Financial Partners LLC	0.96%
Journey Personal Care Corp.	0.95%

Portfolio Composition (as a % of investments)

Table Summary
Bank Loan	87%
Corporate Bond	9%
Investment Company	3%
Asset Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

SI Class - PYFIX

Semi-Annual Shareholder Report - April 30, 2026

PYFIX-SA2026

Payden Global Fixed Income Fund

Investor Class - PYGFX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Global Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$33	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$149,810
# of Portfolio Holdings	347
Investment Advisory, net of waivers (000)	$163
Portfolio Turnover Rate	26%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	3.61%
Japan Government Thirty Year Bond	2.57%
French Republic Government Bond OAT	2.39%
Italy Buoni Poliennali Del Tesoro	2.24%
Mexican Bonos	2.07%
Japan Government Ten Year Bond	2.03%
Brazil Letras do Tesouro Nacional	1.74%
Canadian Government Bond	1.64%
Payden Emerging Markets Local Bond Fund, SI Class	1.62%
United Kingdom Gilt	1.60%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	31%
Foreign Government	31%
Mortgage Backed	18%
Asset Backed	8%
Investment Company	5%
Others	7%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Fixed Income Fund

Investor Class - PYGFX

Semi-Annual Shareholder Report - April 30, 2026

PYGFX-SA2026

Payden Global Fixed Income Fund

SI Class - PYGIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Global Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$149,810
# of Portfolio Holdings	347
Investment Advisory, net of waivers (000)	$163
Portfolio Turnover Rate	26%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	3.61%
Japan Government Thirty Year Bond	2.57%
French Republic Government Bond OAT	2.39%
Italy Buoni Poliennali Del Tesoro	2.24%
Mexican Bonos	2.07%
Japan Government Ten Year Bond	2.03%
Brazil Letras do Tesouro Nacional	1.74%
Canadian Government Bond	1.64%
Payden Emerging Markets Local Bond Fund, SI Class	1.62%
United Kingdom Gilt	1.60%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	31%
Foreign Government	31%
Mortgage Backed	18%
Asset Backed	8%
Investment Company	5%
Others	7%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Fixed Income Fund

SI Class - PYGIX

Semi-Annual Shareholder Report - April 30, 2026

PYGIX-SA2026

Payden Global Low Duration Fund

Investor Class - PYGSX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Global Low Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.53%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$36,689
# of Portfolio Holdings	237
Investment Advisory, net of waivers (000)	$(25)
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Connecticut Avenue Securities Trust	4.32%
U.S. Treasury Note	3.81%
BX Trust	3.65%
OBX Trust	2.35%
Canadian Imperial Bank of Commerce	2.13%
Caisse d'Amortissement de la Dette Sociale	1.92%
Svensk Exportkredit AB	1.92%
BNG Bank NV	1.65%
Asian Development Bank	1.65%
Ontario Teachers' Finance Trust	1.53%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	41%
Mortgage Backed	21%
Asset Backed	16%
Foreign Government	15%
U.S. Treasury	4%
Others	3%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Low Duration Fund

Investor Class - PYGSX

Semi-Annual Shareholder Report - April 30, 2026

PYGSX-SA2026

Payden GNMA Fund

Investor Class - PYGNX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden GNMA Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.45%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$83,913
# of Portfolio Holdings	147
Investment Advisory, net of waivers (000)	$21
Portfolio Turnover Rate	5%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
G2SF	19.35%
FHLMC Multifamily Structured Pass-Through Certificates	4.41%
G2 MA7589 30YR	1.76%
G2 MA7648 30YR	1.66%
G2 MA7533 30YR	1.64%
G2 MA7987 30YR	1.59%
G2 MA7367 30YR	1.58%
Freddie Mac REMICS	1.55%
G2 MA6818 30YR	1.54%
G2 MA9726 30YR	1.46%

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	99%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden GNMA Fund

Investor Class - PYGNX

Semi-Annual Shareholder Report - April 30, 2026

PYGNX-SA2026

Payden High Income Fund

Adviser Class - PYRLX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$44	0.87%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,144,834
# of Portfolio Holdings	431
Investment Advisory, net of waivers (000)	$1,586
Portfolio Turnover Rate	28%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp.	1.49%
TransDigm Inc.	0.99%
Ally Financial Inc.	0.80%
EnQuest PLC	0.79%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer	0.77%
Venture Global LNG Inc.	0.75%
Tenet Healthcare Corp.	0.75%
Standard Building Solutions Inc.	0.71%
Level 3 Financing Inc.	0.71%
Jefferson Capital Holdings LLC	0.68%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	89%
Investment Company	6%
Bank Loan	4%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

Adviser Class - PYRLX

Semi-Annual Shareholder Report - April 30, 2026

PYRLX-SA2026

Payden High Income Fund

Investor Class - PYHRX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$31	0.62%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,144,834
# of Portfolio Holdings	431
Investment Advisory, net of waivers (000)	$1,586
Portfolio Turnover Rate	28%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp.	1.49%
TransDigm Inc.	0.99%
Ally Financial Inc.	0.80%
EnQuest PLC	0.79%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer	0.77%
Venture Global LNG Inc.	0.75%
Tenet Healthcare Corp.	0.75%
Standard Building Solutions Inc.	0.71%
Level 3 Financing Inc.	0.71%
Jefferson Capital Holdings LLC	0.68%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	89%
Investment Company	6%
Bank Loan	4%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

Investor Class - PYHRX

Semi-Annual Shareholder Report - April 30, 2026

PYHRX-SA2026

Payden High Income Fund

SI Class - PYCHX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$1,144,834
# of Portfolio Holdings	431
Investment Advisory, net of waivers (000)	$1,586
Portfolio Turnover Rate	28%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp.	1.49%
TransDigm Inc.	0.99%
Ally Financial Inc.	0.80%
EnQuest PLC	0.79%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer	0.77%
Venture Global LNG Inc.	0.75%
Tenet Healthcare Corp.	0.75%
Standard Building Solutions Inc.	0.71%
Level 3 Financing Inc.	0.71%
Jefferson Capital Holdings LLC	0.68%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	89%
Investment Company	6%
Bank Loan	4%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

SI Class - PYCHX

Semi-Annual Shareholder Report - April 30, 2026

PYCHX-SA2026

Payden Limited Maturity Fund

Adviser Class - PYLBX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$2,172,387
# of Portfolio Holdings	509
Investment Advisory, net of waivers (000)	$265
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	16.47%
U.S. Treasury Note	2.92%
Freddie Mac STACR REMIC Trust	2.70%
OBX Trust	2.24%
RCKT Mortgage Trust	2.14%
Connecticut Avenue Securities Trust	1.43%
Truist Bank	1.22%
Payden Floating Rate Fund, SI Class	1.20%
Westlake Automobile Receivables Trust	1.16%
American Express Co.	1.04%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	20%
U.S. Treasury	20%
Investment Company	1%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

Adviser Class - PYLBX

Semi-Annual Shareholder Report - April 30, 2026

PYLBX-SA2026

Payden Limited Maturity Fund

Investor Class - PYLMX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$15	0.30%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$2,172,387
# of Portfolio Holdings	509
Investment Advisory, net of waivers (000)	$265
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	16.47%
U.S. Treasury Note	2.92%
Freddie Mac STACR REMIC Trust	2.70%
OBX Trust	2.24%
RCKT Mortgage Trust	2.14%
Connecticut Avenue Securities Trust	1.43%
Truist Bank	1.22%
Payden Floating Rate Fund, SI Class	1.20%
Westlake Automobile Receivables Trust	1.16%
American Express Co.	1.04%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	20%
U.S. Treasury	20%
Investment Company	1%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

Investor Class - PYLMX

Semi-Annual Shareholder Report - April 30, 2026

PYLMX-SA2026

Payden Limited Maturity Fund

SI Class - PYLSX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$13	0.25%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$2,172,387
# of Portfolio Holdings	509
Investment Advisory, net of waivers (000)	$265
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	16.47%
U.S. Treasury Note	2.92%
Freddie Mac STACR REMIC Trust	2.70%
OBX Trust	2.24%
RCKT Mortgage Trust	2.14%
Connecticut Avenue Securities Trust	1.43%
Truist Bank	1.22%
Payden Floating Rate Fund, SI Class	1.20%
Westlake Automobile Receivables Trust	1.16%
American Express Co.	1.04%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	20%
U.S. Treasury	20%
Investment Company	1%
Others	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

SI Class - PYLSX

Semi-Annual Shareholder Report - April 30, 2026

PYLSX-SA2026

Payden Low Duration Fund

Adviser Class - PYLWX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$783,034
# of Portfolio Holdings	278
Investment Advisory, net of waivers (000)	$484
Portfolio Turnover Rate	54%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	23.22%
Connecticut Avenue Securities Trust	4.20%
OBX Trust	2.79%
BX Trust	2.28%
American Credit Acceptance Receivables Trust	1.89%
Freddie Mac STACR REMIC Trust	1.73%
Verus Securitization Trust	1.65%
RCKT Mortgage Trust	1.65%
Santander Drive Auto Receivables Trust	1.40%
Cross Mortgage Trust	1.33%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	32%
Mortgage Backed	24%
U.S. Treasury	23%
Asset Backed	18%
Municipal	1%
Others	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

Adviser Class - PYLWX

Semi-Annual Shareholder Report - April 30, 2026

PYLWX-SA2026

Payden Low Duration Fund

Investor Class - PYSBX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$21	0.43%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$783,034
# of Portfolio Holdings	278
Investment Advisory, net of waivers (000)	$484
Portfolio Turnover Rate	54%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	23.22%
Connecticut Avenue Securities Trust	4.20%
OBX Trust	2.79%
BX Trust	2.28%
American Credit Acceptance Receivables Trust	1.89%
Freddie Mac STACR REMIC Trust	1.73%
Verus Securitization Trust	1.65%
RCKT Mortgage Trust	1.65%
Santander Drive Auto Receivables Trust	1.40%
Cross Mortgage Trust	1.33%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	32%
Mortgage Backed	24%
U.S. Treasury	23%
Asset Backed	18%
Municipal	1%
Others	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

Investor Class - PYSBX

Semi-Annual Shareholder Report - April 30, 2026

PYSBX-SA2026

Payden Low Duration Fund

SI Class - PYLDX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$19	0.38%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$783,034
# of Portfolio Holdings	278
Investment Advisory, net of waivers (000)	$484
Portfolio Turnover Rate	54%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	23.22%
Connecticut Avenue Securities Trust	4.20%
OBX Trust	2.79%
BX Trust	2.28%
American Credit Acceptance Receivables Trust	1.89%
Freddie Mac STACR REMIC Trust	1.73%
Verus Securitization Trust	1.65%
RCKT Mortgage Trust	1.65%
Santander Drive Auto Receivables Trust	1.40%
Cross Mortgage Trust	1.33%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	32%
Mortgage Backed	24%
U.S. Treasury	23%
Asset Backed	18%
Municipal	1%
Others	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

SI Class - PYLDX

Semi-Annual Shareholder Report - April 30, 2026

PYLDX-SA2026

Payden Strategic Income Fund

Adviser Class - PYSLX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$21	0.42%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$185,209
# of Portfolio Holdings	319
Investment Advisory, net of waivers (000)	$245
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	13.60%
U.S. Treasury Inflation Indexed Notes	3.64%
U.S. Treasury Bill	3.08%
U.S. Treasury Bond	2.63%
RCKT Mortgage Trust	1.54%
OBX Trust	1.45%
FN MA4785 30YR	1.16%
Morgan Stanley	1.16%
Payden Emerging Markets Local Bond Fund, SI Class	1.01%
BX Commercial Mortgage Trust	0.89%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	37%
U.S. Treasury	23%
Mortgage Backed	20%
Asset Backed	6%
Investment Company	5%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

Adviser Class - PYSLX

Semi-Annual Shareholder Report - April 30, 2026

PYSLX-SA2026

Payden Strategic Income Fund

Investor Class - PYSGX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$185,209
# of Portfolio Holdings	319
Investment Advisory, net of waivers (000)	$245
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	13.60%
U.S. Treasury Inflation Indexed Notes	3.64%
U.S. Treasury Bill	3.08%
U.S. Treasury Bond	2.63%
RCKT Mortgage Trust	1.54%
OBX Trust	1.45%
FN MA4785 30YR	1.16%
Morgan Stanley	1.16%
Payden Emerging Markets Local Bond Fund, SI Class	1.01%
BX Commercial Mortgage Trust	0.89%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	37%
U.S. Treasury	23%
Mortgage Backed	20%
Asset Backed	6%
Investment Company	5%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

Investor Class - PYSGX

Semi-Annual Shareholder Report - April 30, 2026

PYSGX-SA2026

Payden Strategic Income Fund

SI Class - PYSIX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$185,209
# of Portfolio Holdings	319
Investment Advisory, net of waivers (000)	$245
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	13.60%
U.S. Treasury Inflation Indexed Notes	3.64%
U.S. Treasury Bill	3.08%
U.S. Treasury Bond	2.63%
RCKT Mortgage Trust	1.54%
OBX Trust	1.45%
FN MA4785 30YR	1.16%
Morgan Stanley	1.16%
Payden Emerging Markets Local Bond Fund, SI Class	1.01%
BX Commercial Mortgage Trust	0.89%

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	37%
U.S. Treasury	23%
Mortgage Backed	20%
Asset Backed	6%
Investment Company	5%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

SI Class - PYSIX

Semi-Annual Shareholder Report - April 30, 2026

PYSIX-SA2026

Payden U.S. Government Fund

Investor Class - PYUSX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden U.S. Government Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$21	0.43%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$58,180
# of Portfolio Holdings	59
Investment Advisory, net of waivers (000)	$15
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	48.38%
FRESB Mortgage Trust	5.84%
FHLMC Multifamily Structured Pass-Through Certificates	5.31%
Freddie Mac REMICS	4.02%
FN MA5672 30YR	2.69%
Fannie Mae-Aces	2.33%
FR SD8452 30YR	2.24%
FN FS9540 30YR	2.15%
FR SB8206 15YR	1.86%
FN BM7166 ARM	1.80%

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	49%
U.S. Treasury	48%
Investment Company	3%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden U.S. Government Fund

Investor Class - PYUSX

Semi-Annual Shareholder Report - April 30, 2026

PYUSX-SA2026

Payden Securitized Income Fund

Investor Class - PYSFX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Securitized Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,110
# of Portfolio Holdings	266
Investment Advisory, net of waivers (000)	$102
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Connecticut Avenue Securities Trust	7.05%
RCKT Mortgage Trust	4.91%
Freddie Mac STACR REMIC Trust	4.19%
BX Trust	3.68%
OBX Trust	3.38%
Verus Securitization Trust	2.54%
BX Commercial Mortgage Trust	2.40%
COLT Mortgage Loan Trust	2.13%
FS Rialto Issuer LLC	1.94%
Cross Mortgage Trust	1.85%

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	64%
Asset Backed	34%
Investment Company	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Securitized Income Fund

Investor Class - PYSFX

Semi-Annual Shareholder Report - April 30, 2026

PYSFX-SA2026

Payden Securitized Income Fund

SI Class - PYSCX

Semi-Annual Shareholder Report - April 30, 2026

This Semi-Annual shareholder report contains important information about Payden Securitized Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000)	$118,110
# of Portfolio Holdings	266
Investment Advisory, net of waivers (000)	$102
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Table Summary
Connecticut Avenue Securities Trust	7.05%
RCKT Mortgage Trust	4.91%
Freddie Mac STACR REMIC Trust	4.19%
BX Trust	3.68%
OBX Trust	3.38%
Verus Securitization Trust	2.54%
BX Commercial Mortgage Trust	2.40%
COLT Mortgage Loan Trust	2.13%
FS Rialto Issuer LLC	1.94%
Cross Mortgage Trust	1.85%

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	64%
Asset Backed	34%
Investment Company	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Securitized Income Fund

SI Class - PYSCX

Semi-Annual Shareholder Report - April 30, 2026

PYSCX-SA2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements are attached herewith.

Semi-Annual

Financial Statements

and Other Information

April 30, 2026

Contents

4	Portfolio Highlights & Investments

126	Statements of Assets and Liabilities

131	Statements of Operations

135	Statements of Changes in Net Assets

142	Notes to Financial Statements

162	Financial Highlights

Portfolio Highlights & Investments

April 30, 2026 (Unaudited)

Abbreviations

AMT - Alternative Minimum Tax	GN - Ginnie Mae I pool
ARM - Adjustable Rate Mortgage	GNR - Ginnie Mae REMICS
AUD - Australian Dollar	HKD - Hong Kong Dollar
BAM - Build America Mutual	HUF - Hungarian Forint
BRL - Brazilian Real	IDR - Indonesian Rupiah
CAD - Canadian Dollar	INR - Indian Rupee
CHF - Swiss Franc	JPY - Japanese Yen
CLO - Collateralized Loan Obligation	KZT - Kazakhstani Tenge
CLP - Chilean Peso	LIBOR - London Interbank Offered Rate
CNY - China Renminbi	MXN - Mexican Peso
COP - Colombian Peso	MYR - Malaysian Ringgit
CZK - Czech Koruna	NGN - Nigerian Naira
DKK - Danish Krone	PEN - Peruvian Sol
DOP - Dominican Peso	PHP - Philippine Peso
EGP - Egyptian Pound	PLN - Polish Zloty
EUR - Euro	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Euro Interbank Offered Rate	RON - New Romanian Leu
FFCB - Federal Farm Credit Banks Funding Corporation	SEK - Swedish Krona
FG - Freddie Mac Gold Pool	SGD - Singapore Dollar
FH - Freddie Mac Non Gold Pool	SOFR - Secured Overnight Financing Rate
FHLB - Federal Home Loan Banks	STACR - Structured Agency Credit Risk
FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)	TBA - To-Be-Announced
FHR - Freddie Mac REMICS	THB - Thai Baht
FN - Fannie Mae Pool	TRY - Turkish Lira
FNCL - Fannie Mae or Freddie Mac	USD - US Dollar
FNR - Fannie Mae REMICS	UYU - Uruguayan Peso
FR - Freddie Mac Pool	UZS - Uzbekistani Som
G2 - Ginnie Mae II pool	ZAR - South African Rand
G2SF - Ginnie Mae
GBP - British Pound

4  Payden Mutual Funds

Payden Cash Reserves Money Market Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

U.S. Government Agency (10%)
2,700,000	Federal Agricultural Mortgage Corp., (U.S. Secured Overnight Financing Rate + 0.762%), 4.39%, 1/06/27 (a)	$2,709
5,000,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.100%), 3.73%, 6/24/26 (a)	5,000
4,000,000	FHLB, 3.70%, 1/05/27	3,999
4,000,000	FHLB, 4.00%, 3/25/27	4,000
2,500,000	FHLB, 4.00%, 6/01/27	2,500
10,000,000	FHLMC, (U.S. Secured Overnight Financing Rate + 0.080%), 3.71%, 1/08/27 (a)	10,000
8,000,000	FHLMC, (U.S. Secured Overnight Financing Rate + 0.125%), 3.76%, 8/25/27 (a)	8,000

Total U.S. Government Agency (Cost - $36,208)		36,208

Mortgage Backed (2%)
1,862,099	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.26%, 7/25/26 (a)	1,862
3,367,834	FN 468110, 5.29%, 5/01/26	3,368

Total Mortgage Backed (Cost - $5,230)		5,230

U.S. Treasury (51%)
30,000,000	U.S. Treasury Bill, 3.57%, 5/05/26 (b)	29,988
20,000,000	U.S. Treasury Bill, 3.61%, 5/12/26 (b)	19,978
20,000,000	U.S. Treasury Bill, 3.65%, 5/19/26 (b)	19,964
25,000,000	U.S. Treasury Bill, 3.61%, 6/02/26 (b)	24,920
20,000,000	U.S. Treasury Bill, 3.64%, 6/23/26 (b)	19,894
15,000,000	U.S. Treasury Bill, 3.60%, 7/09/26 (b)	14,898
17,500,000	U.S. Treasury Bill, 3.65%, 7/14/26 (b)	17,370
5,000,000	U.S. Treasury Bill, 3.64%, 9/17/26 (b)	4,931
4,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.182%), 3.80%, 7/31/26 (a)	4,001
10,000,000	U.S. Treasury Note, 4.13%, 1/31/27	10,042
5,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.160%), 3.78%, 4/30/27 (a)	5,001
4,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.159%), 3.78%, 7/31/27 (a)	3,999

Total U.S. Treasury (Cost - $174,986)		174,986

Repurchase Agreement (36%)
41,000,000	Bank of Montreal Tri Party, 3.62%, 5/01/26 (c)	41,000
25,000,000	CIBC World Markets Tri Party, 3.60%, 5/06/26 (d)	25,000
25,000,000	Citigroup Tri Party, 3.64%, 5/07/26 (e)	25,000
10,000,000	Goldman Sachs Tri Party, 3.61%, 5/05/26 (f)	10,000
25,000,000	Mitsubishi UFJ Financial Group, 3.65%, 5/04/26 (g)	25,000

Total Repurchase Agreements (Cost - $126,000)		126,000

Investment Company (1%)
3,839,347	Dreyfus Treasury Obligations Cash Management Fund (Cost - $3,839)	3,839

Total Investments (Cost - $346,263) (100%)		346,263
Liabilities in excess of Other Assets (0%)		(1,168)

Net Assets (100%)		$345,095

(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(b)	Yield to maturity at time of purchase.

(c)	The repurchase agreement dated 04/30/2026 is collateralized by the following securities:

Bank of Montreal Tri Party

40,660,600	U.S. Treasury Securities, maturity dated Feb 35, yielding 4.63%	$41,820

41,820

(d)	The repurchase agreement dated 04/29/2026 is collateralized by the following securities:

CIBC World Markets Tri Party

31,034,900	U.S. Treasury Securities, maturity from Oct 26-Feb 55, yielding from 0.38%-4.63%	$25,500

25,500

(e)	The repurchase agreement dated 04/30/2026 is collateralized by the following securities:

Citigroup Tri Party

25,772,600	U.S. Treasury Securities, maturity dated Apr 27, yielding 2.75%	$25,500

25,500

(f)	The repurchase agreement dated 04/28/2026 is collateralized by the following securities:

Goldman Sachs Tri Party

12,020,700	U.S. Treasury Securities, maturity dated Feb 44, yielding 3.63%	$10,200

10,200

(g)	The repurchase agreement dated 04/27/2026 is collateralized by the following securities:

Mitsubishi UFJ Financial Group

3,678,758	FMAC, maturity from Aug 29-Aug 55, yielding from 2.50%-7.00%	$2,668
7,009,222	FNMA, maturity from Jan 37-Jan 56, yielding from 2.00%-6.50%	4,033
2,694,095	GNMA, maturity from Oct 51-Apr 55, yielding from 3.50%-7.50%	1,874
17,332,200	U.S. Treasury Securities, maturity from Aug 26-Nov 52, yielding from 1.25%-4.63%	16,925

		25,500

Semi-Annual Financial Statements and Other Information  5

Payden Cash Reserves Money Market Fund continued

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

Value
Repurchase Agreements	(000’s)

Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$126,000
Non-cash Collateral	(126,000)

Net Amount	$–

See notes to financial statements.

6  Payden Mutual Funds

   Payden Limited Maturity Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (24%)
1,500,000	Allegany Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.78%, 1/20/35 (a)(b)	$1,500
3,096,043	Ally Auto Receivables Trust 2025-1, 4.03%, 7/17/28	3,097
1,220,780	Ally Bank Auto Credit-Linked Notes 2024-A 144A, 5.68%, 5/17/32 (b)	1,238
3,002,915	Ally Bank Auto Credit-Linked Notes 2025-A 144A, 4.65%, 6/15/33 (b)	3,008
273,640	American Credit Acceptance Receivables Trust 2025-1 144A, 4.67%, 7/12/28 (b)	274
797,579	American Credit Acceptance Receivables Trust 2025-2 144A, 4.81%, 9/12/28 (b)	798
738,516	American Credit Acceptance Receivables Trust 2025-3 144A, 4.73%, 1/12/29 (b)	740
2,597,180	American Credit Acceptance Receivables Trust 2025-4 144A, 4.42%, 5/14/29 (b)	2,600
3,457,536	American Credit Acceptance Receivables Trust 2026-1 144A, 4.16%, 7/12/29 (b)	3,457
89,545	Americredit Automobile Receivables Trust 2023- 1, 5.62%, 11/18/27	90
2,980,298	Apidos CLO 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.78%, 1/20/33 (a)(b)	2,981
974,775	Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.09%, 1/15/37 (a)(b)	977
3,550,000	ARES LX CLO Ltd. 2021-60A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.960%), 4.64%, 7/18/34 (a)(b)	3,544
671,648	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (b)	675
2,264,703	ARI Fleet Lease Trust 2024-A 144A, 5.30%, 11/15/32 (b)	2,274
1,383,709	ARI Fleet Lease Trust 2024-B 144A, 5.54%, 4/15/33 (b)	1,391
3,412,458	ARI Fleet Lease Trust 2025-A 144A, 4.38%, 1/17/34 (b)	3,418
931,995	ARI Fleet Lease Trust 2025-B 144A, 4.59%, 3/15/34 (b)	935
4,700,000	ARI Fleet Lease Trust 2026-A 144A, 3.96%, 11/15/34 (b)	4,686
733,232	AutoNation Finance Trust 2025-1A 144A, 4.72%, 4/10/28 (b)	734
4,950,000	AutoNation Finance Trust 2026-1A 144A, 3.95%, 1/11/29 (b)	4,949
5,200,000	Bain Capital Credit CLO Ltd. 2021-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.000%), 4.68%, 10/20/34 (a)(b)	5,195
4,200,000	Bain Capital Credit CLO Ltd. 2021-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 4.64%, 1/22/35 (a)(b)	4,193
3,600,000	Barings Equipment Finance LLC 2025-B 144A, 4.02%, 2/13/29 (b)	3,601
2,500,000	Barings Equipment Finance LLC 2026-A 144A, 3.89%, 4/13/29 (b)	2,495
5,000,000	Basswood Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.030%), 4.71%, 4/20/34 (a)(b)	5,002

Principal or Shares	Security Description	Value (000)

4,522,910	Battalion CLO X Ltd. 2016-10A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.140%), 4.81%, 1/24/35 (a)(b)	$4,521
5,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.75%, 1/17/35 (a)(b)	5,002
941,831	BMW Vehicle Lease Trust 2025-1, 4.43%, 9/27/27	943
1,161,431	Bridgecrest Lending Auto Securitization Trust 2025-4, 4.35%, 6/15/28	1,162
3,000,000	Bridgecrest Lending Auto Securitization Trust 2026-1, 4.10%, 7/17/28	3,000
2,856,321	Bridgecrest Lending Auto Securitization Trust 2025-1, 4.67%, 8/15/28	2,860
2,355,559	Bridgecrest Lending Auto Securitization Trust 2024-4, 4.72%, 9/15/28	2,358
1,400,000	Bridgecrest Lending Auto Securitization Trust 2025-3, 4.66%, 1/15/29	1,404
3,359,476	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 5.91%, 9/15/35 (a)(b)	3,364
2,569,146	Capital One Prime Auto Receivables Trust 2025- 1, 3.88%, 1/16/29	2,568
2,250,000	Carlyle U.S. CLO Ltd. 2020-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.75%, 1/25/35 (a)(b)	2,248
5,250,000	Carlyle U.S. CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 4.65%, 4/15/35 (a)(b)	5,227
168,873	CarMax Auto Owner Trust 2022-4, 5.34%, 8/16/27	169
473,806	CarMax Auto Owner Trust 2024-4, 4.67%, 12/15/27	474
2,121,893	CarMax Auto Owner Trust 2025-2, 4.59%, 7/17/28	2,127
2,091,232	CarMax Auto Owner Trust 2025-3, 4.42%, 8/15/28	2,094
1,200,000	CarMax Auto Owner Trust 2025-4, 3.95%, 3/15/29	1,199
3,800,000	CarMax Auto Owner Trust 2026-1, 3.87%, 4/16/29	3,799
29,719	Carvana Auto Receivables Trust 2022-P3, 4.61%, 11/10/27	30
226,190	Carvana Auto Receivables Trust 2025-P1, 4.50%, 6/12/28	226
729,128	Carvana Auto Receivables Trust 2025-P2, 4.56%, 8/10/28	730
1,450,855	Carvana Auto Receivables Trust 2024-P4, 4.64%, 1/10/30	1,456
328,282	CCG Receivables Trust 2023-1 144A, 5.82%, 9/16/30 (b)	329
1,221,770	CCG Receivables Trust 2024-1 144A, 4.99%, 3/15/32 (b)	1,230
2,265,169	CCG Receivables Trust 2025-1 144A, 4.48%, 10/14/32 (b)	2,273
2,100,000	CCG Receivables Trust 2025-2 144A, 4.14%, 8/15/34 (b)	2,101
2,128,387	Chase Auto Owner Trust 2025-1A 144A, 4.40%, 7/25/28 (b)	2,132
1,509,048	Chesapeake Funding II LLC 2024-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.770%), 4.41%, 5/15/36 (a)(b)	1,511

Semi-Annual Financial Statements and Other Information  7

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

1,239,108	CNH Equipment Trust 2025-B, 4.37%, 11/15/28	$1,241
5,096,336	COOPR Residential Mortgage Trust 2025-CES4 144A, 5.04%, 11/25/60 (b)	5,082
2,354,572	Dell Equipment Finance Trust 2025-1 144A, 4.68%, 7/22/27 (b)	2,360
5,300,000	Dell Equipment Finance Trust 2025-2 144A, 4.10%, 2/22/28 (b)	5,303
2,402,200	Dell Equipment Finance Trust 2024-1 144A, 5.39%, 3/22/30 (b)	2,414
2,073,959	Dell Equipment Finance Trust 2024-2 144A, 4.69%, 8/22/30 (b)	2,076
4,300,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (b)	4,213
2,041,132	DLLAD LLC 2025-1A 144A, 4.46%, 11/20/28 (b)	2,048
5,000,000	DLLMT LLC 2026-1A 144A, 4.03%, 7/20/28 (b)	4,997
545,085	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (b)	547
2,982,176	Drive Auto Receivables Trust 2025-2, 4.29%, 10/16/28	2,984
1,652,119	Drive Auto Receivables Trust 2021-3 144A, 1.94%, 6/15/29 (b)	1,643
2,000,000	Drive Auto Receivables Trust 2025-1, 4.73%, 9/15/32	2,006
3,370,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.76%, 10/15/37 (a)(b)	3,367
1,272,881	Dryden Senior Loan Fund 2015-40A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 4.80%, 8/15/31 (a)(b)	1,273
6,000,000	Elmwood CLO Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 4.81%, 4/22/35 (a)(b)	6,000
274,049	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (b)	274
840,672	Enterprise Fleet Financing LLC 2024-3 144A, 5.31%, 4/20/27 (b)	842
2,223,719	Enterprise Fleet Financing LLC 2024-4 144A, 4.69%, 7/20/27 (b)	2,229
3,198,441	Enterprise Fleet Financing LLC 2025-1 144A, 4.65%, 10/20/27 (b)	3,208
2,109,286	Enterprise Fleet Financing LLC 2025-3 144A, 4.50%, 4/20/28 (b)	2,115
3,200,000	Enterprise Fleet Financing LLC 2025-4 144A, 4.05%, 8/20/28 (b)	3,199
5,000,000	Enterprise Fleet Financing LLC 2026-1 144A, 4.00%, 10/20/28 (b)	4,997
3,480,220	Enterprise Fleet Financing LLC 2024-1 144A, 5.23%, 3/20/30 (b)	3,499
3,600,000	Exeter Automobile Receivables Trust 2026-1A, 4.08%, 9/15/28	3,604
2,100,000	Exeter Automobile Receivables Trust 2025-3A, 4.78%, 7/16/29	2,108
2,000,000	Exeter Automobile Receivables Trust 2025-5A, 4.24%, 11/15/29	2,001
1,331,755	Exeter Select Automobile Receivables Trust 2025-1, 4.83%, 10/16/28	1,334
2,646,848	Exeter Select Automobile Receivables Trust 2025-3, 4.24%, 5/15/29	2,648
1,398,318	Exeter Select Automobile Receivables Trust 2025-2, 4.54%, 6/15/29	1,401

Principal or Shares	Security Description	Value (000)

5,000,000	Flatiron RR CLO LLC 2021-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.910%), 4.58%, 10/15/34 (a)(b)	$4,983
4,402,296	Ford Auto Securitization Trust II Asset-Backed Notes 2025-BA 144A, 2.71%, 12/15/27 CAD (b)(c)	3,240
1,490,364	Ford Credit Auto Lease Trust 2025-A, 4.57%, 8/15/27	1,492
3,624,138	Ford Credit Auto Lease Trust 2024-B, 4.99%, 12/15/27	3,636
4,067,223	Ford Credit Auto Lease Trust 2025-B, 4.37%, 3/15/28	4,074
2,128,986	Ford Credit Auto Owner Trust 2025-A, 4.47%, 12/15/27	2,132
1,127,887	Ford Credit Auto Owner Trust 2023-A, 4.65%, 2/15/28	1,130
1,433,365	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.334%), 5.00%, 5/16/38 (a)(b)	1,437
2,644,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.020%), 4.70%, 4/16/34 (a)(b)	2,640
228,879	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.68%, 12/15/27 (b)	229
1,391,372	GLS Auto Receivables Issuer Trust 2025-2A 144A, 4.75%, 3/15/28 (b)	1,393
4,900,000	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.77%, 9/15/28 (b)	4,908
1,600,000	GLS Auto Receivables Issuer Trust 2025-3A 144A, 4.44%, 3/15/29 (b)	1,604
5,300,000	GLS Auto Receivables Issuer Trust 2025-4A 144A, 4.29%, 7/16/29 (b)	5,302
6,169,000	GLS Auto Receivables Issuer Trust 2026-1A 144A, 3.97%, 11/15/29 (b)	6,147
5,200,000	GLS Auto Select Receivables Issuer Trust 2026- 1A 144A, 4.05%, 2/17/32 (b)	5,184
3,370,046	GM Financial Automobile Leasing Trust 2025-3, 4.19%, 10/20/27	3,373
5,400,000	GM Financial Automobile Leasing Trust 2026-1, 3.77%, 4/20/28	5,388
125,561	GM Financial Consumer Automobile Receivables Trust 2024-4, 4.53%, 10/18/27	126
1,030,223	GM Financial Consumer Automobile Receivables Trust 2023-1, 4.66%, 2/16/28	1,032
5,100,000	GM Financial Consumer Automobile Receivables Trust 2026-1, 3.77%, 3/16/29	5,087
3,700,000	GMF Floorplan Owner Revolving Trust 2025-1A 144A, 4.59%, 3/15/29 (b)	3,717
4,900,000	GMF Floorplan Owner Revolving Trust 2024- 4A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.550%), 4.19%, 11/15/29 (a)(b)	4,909
3,200,000	Goldentree Loan Management U.S. CLO Ltd. 2020-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 4.83%, 10/20/34 (a)(b)	3,202
3,000,000	Golub Capital Partners CLO 53B Ltd. 2021-53A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 4.66%, 7/20/34 (a)(b)	2,996
1,384,646	GreatAmerica Leasing Receivables Funding LLC 2025-1 144A, 4.52%, 10/15/27 (b)	1,388
4,500,000	GreatAmerica Leasing Receivables Funding LLC 2025-2 144A, 4.22%, 5/15/28 (b)	4,509

8  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,089,376	Honda Auto Receivables Owner Trust 2025-2, 4.30%, 1/18/28	$3,093
3,989,267	Honda Auto Receivables Owner Trust 2025-3, 4.19%, 3/21/28	3,993
4,575,000	Hotwire Funding LLC 2021-1 144A, 2.31%, 11/20/51 (b)	4,519
1,183,533	HPEFS Equipment Trust 2025-1A 144A, 4.49%, 9/20/32 (b)	1,186
1,400,000	HPEFS Equipment Trust 2025-2A 144A, 4.07%, 11/22/32 (b)	1,399
695,492	Hyundai Auto Lease Securitization Trust 2024- C 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.500%), 4.14%, 3/15/27 (a)(b)	696
399,023	Hyundai Auto Lease Securitization Trust 2024-A 144A, 5.02%, 3/15/27 (b)	399
2,337,164	Hyundai Auto Lease Securitization Trust 2025-B 144A, 4.58%, 9/15/27 (b)	2,342
3,681,058	Hyundai Auto Lease Securitization Trust 2025-C 144A, 4.37%, 1/18/28 (b)	3,689
5,000,000	Hyundai Auto Lease Securitization Trust 2026-A 144A, 3.85%, 5/15/28 (b)	4,993
3,586,731	Hyundai Auto Receivables Trust 2025-B, 4.45%, 8/15/28	3,593
5,000,000	Invesco CLO Ltd. 2021-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.77%, 7/15/34 (a)(b)	4,996
338,931	John Deere Owner Trust 2024-C, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.430%), 4.07%, 8/16/27 (a)	339
5,500,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.76%, 7/20/36 (a)(b)	5,494
5,500,000	KKR CLO Ltd. 34A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.77%, 7/15/34 (a)(b)	5,497
5,000,000	KKR CLO Ltd. 28A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 4.80%, 2/09/35 (a)(b)	4,999
3,174,746	KKR CLO Ltd. 18 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.73%, 10/18/35 (a)(b)	3,175
283,092	KREF Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.184%), 4.85%, 2/15/39 (a)(b)	283
873,838	Kubota Credit Owner Trust 2023-1A 144A, 5.02%, 6/15/27 (b)	875
2,054,858	Kubota Credit Owner Trust 2025-2A 144A, 4.48%, 4/17/28 (b)	2,060
1,258,892	LAD Auto Receivables Trust 2025-2A 144A, 4.30%, 7/17/28 (b)	1,260
5,200,000	LAD Auto Receivables Trust 2026-1A 144A, 3.75%, 5/15/29 (b)	5,183
1,700,000	LCM Ltd. 31A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 4.96%, 7/20/34 (a)(b)	1,701
3,442,137	M&T Equipment Notes 2025-1A 144A, 4.70%, 12/16/27 (b)	3,454
5,900,000	Madison Park Funding LII Ltd. 2021-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.76%, 1/22/35 (a)(b)	5,896

Principal or Shares	Security Description	Value (000)

3,750,000	Madison Park Funding XLIX Ltd. 2021-49A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.73%, 10/19/34 (a)(b)	$3,747
5,850,000	Mercedes-Benz Auto Lease Trust 2026-A, 3.83%, 7/17/28	5,840
286,260	Mercedes-Benz Auto Receivables Trust 2023-1, 4.51%, 11/15/27	287
473,251	MMAF Equipment Finance LLC 2024-A 144A, 5.20%, 9/13/27 (b)	474
2,500,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-41A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.72%, 4/15/34 (a)(b)	2,498
5,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-42A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.63%, 7/16/36 (a)(b)	4,996
2,100,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-50A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.040%), 4.71%, 7/23/36 (a)(b)	2,098
5,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-51A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.000%), 4.67%, 10/23/36 (a)(b)	4,990
4,363,930	Nissan Auto Lease Trust 2025-B, 4.44%, 3/15/28	4,375
4,368,223	OneMain Direct Auto Receivables Trust 2023- 1A 144A, 5.41%, 11/14/29 (b)	4,399
5,000,000	Palmer Square Loan Funding 2024-3 Ltd. 2024-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.820%), 4.48%, 8/08/32 (a)(b)	4,993
780,557	Palmer Square Loan Funding Ltd. 2025-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.800%), 4.45%, 2/15/33 (a)(b)	779
2,700,000	PFS Financing Corp. 2025-C 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.950%), 4.59%, 4/15/29 (a)(b)	2,710
5,000,000	PFS Financing Corp. 2025-E 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.700%), 4.34%, 7/15/29 (a)(b)	5,008
1,353,976	Porsche Innovative Lease Owner Trust 2025-1A 144A, 4.60%, 12/20/27 (b)	1,358
1,846,072	Santander Drive Auto Receivables Trust 2024-5, 4.62%, 11/15/28	1,848
3,583,164	Santander Drive Auto Receivables Trust 2025-4, 4.28%, 1/15/29	3,587
597,643	SFS Auto Receivables Securitization Trust 2025- 1A 144A, 4.65%, 5/22/28 (b)	598
878,733	SFS Auto Receivables Securitization Trust 2025- 2A 144A, 4.52%, 11/20/28 (b)	880
1,922,552	SFS Auto Receivables Securitization Trust 2025- 3A 144A, 4.11%, 3/20/29 (b)	1,924
5,200,000	SFS Auto Receivables Securitization Trust 2026- 1A 144A, 3.96%, 7/21/31 (b)	5,159
2,044,535	SoFi Consumer Loan Program Trust 2025-1 144A, 4.80%, 2/27/34 (b)	2,051
1,031,146	SoFi Consumer Loan Program Trust 2025-2 144A, 4.82%, 6/25/34 (b)	1,035
1,973,890	SoFi Consumer Loan Program Trust 2025-3 144A, 4.47%, 8/15/34 (b)	1,977

Semi-Annual Financial Statements and Other Information  9

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

2,281,272	SoFi Consumer Loan Program Trust 2025-4 144A, 4.24%, 8/25/35 (b)	$2,283
4,868,925	SoFi Consumer Loan Program Trust 2026-1 144A, 4.06%, 12/26/35 (b)	4,864
1,760,105	Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA 144A, 4.63%, 7/20/27 (b)	1,763
1,300,000	Stellantis Financial Underwritten Enhanced Lease Trust 2025-CA 144A, 4.06%, 6/20/28 (b)	1,300
1,864,398	Symphony CLO XX Ltd. 2018-20A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.78%, 1/16/32 (a)(b)	1,865
2,609,896	Tesla Lease Electric Vehicle Securitization LLC 2025-A 144A, 4.14%, 6/20/28 (b)	2,610
2,600,745	Towd Point Mortgage Trust 2026-CES1 144A, 4.96%, 1/25/66 (b)	2,590
5,000,000	Toyota Auto Receivables Owner Trust 2026-A, 3.80%, 12/15/28	4,994
816,261	Toyota Lease Owner Trust 2025-A 144A, 4.58%, 7/20/27 (b)	817
4,700,000	Toyota Lease Owner Trust 2026-A 144A, 3.70%, 2/22/28 (b)	4,687
1,837,184	Toyota Lease Owner Trust 2025-B 144A, 3.91%, 5/22/28 (b)	1,837
860,360	USB Auto Owner Trust 2025-1A 144A, 4.51%, 6/15/28 (b)	862
5,500,000	Valley Stream Park CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.190%), 4.87%, 1/20/37 (a)(b)	5,501
1,623,907	VERDE CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.110%), 4.78%, 4/15/32 (a)(b)	1,624
4,100,000	Verizon Master Trust 2025-3, 4.51%, 3/20/30	4,118
4,102,231	Volkswagen Auto Lease Trust 2025-B, 3.97%, 4/20/28	4,101
1,748,251	Volkswagen Auto Loan Enhanced Trust 2025-1, 4.51%, 1/20/28	1,751
701,958	Volvo Financial Equipment LLC 2025-1A 144A, 4.41%, 11/15/27 (b)	703
390,335	Voya CLO Ltd. 2015-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.960%), 4.64%, 10/20/31 (a)(b)	390
4,550,000	Voya CLO Ltd. 2017-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 4.74%, 4/20/34 (a)(b)	4,547
17,573	Westlake Automobile Receivables Trust 2024- 3A 144A, 4.82%, 9/15/27 (b)	18
1,347,970	Westlake Automobile Receivables Trust 2025- 1A 144A, 4.66%, 1/18/28 (b)	1,349
698,295	Westlake Automobile Receivables Trust 2025-P1 144A, 4.65%, 2/15/28 (b)	699
1,642,153	Westlake Automobile Receivables Trust 2024- 2A 144A, 5.56%, 2/15/28 (b)	1,645
5,400,000	Westlake Automobile Receivables Trust 2024- 3A 144A, 4.71%, 4/17/28 (b)	5,409
1,783,948	Westlake Automobile Receivables Trust 2025- 2A 144A, 4.66%, 9/15/28 (b)	1,788
5,000,000	Westlake Automobile Receivables Trust 2025- 3A 144A, 4.22%, 6/15/29 (b)	5,006
5,200,000	Westlake Automobile Receivables Trust 2026- 1A 144A, 4.01%, 7/16/29 (b)	5,190
4,200,000	Westlake Automobile Receivables Trust 2026-P1 144A, 3.92%, 3/15/30 (b)	4,173

Principal or Shares	Security Description	Value (000)

4,500,345	Wheels Fleet Lease Funding LLC 2025-1A 144A, 4.57%, 1/18/40 (b)	$4,522
3,493,466	World Omni Auto Receivables Trust 2025-C, 4.19%, 10/16/28	3,496
Total Asset Backed (Cost - $515,202)		515,887
Commercial Paper(d) (1%)
15,000,000	Essential Utilities Inc., 3.90%, 5/01/26	14,998
10,000,000	Fidelity National Information Solutions Inc., 3.98%, 5/01/26	9,999
Total Commercial Paper (Cost - $25,000)		24,997
Corporate Bond (34%)
Financial (22%)
9,500,000	ABN AMRO Bank NV 144A, (Secured Overnight Financing Rate + 1.780%), 5.43%, 9/18/27 (a)(b)	9,544
4,900,000	ABN AMRO Bank NV 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.780%), 4.99%, 12/03/28 (a)(b)	4,935
7,430,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	7,476
4,730,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.930%), 4.58%, 7/26/28 (a)	4,753
5,225,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.581%), 4.01%, 2/09/29 (a)	5,191
5,320,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 4.91%, 4/25/29 (a)	5,380
7,110,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.810%), 4.46%, 7/20/29 (a)	7,124
4,820,000	Aon North America Inc., 5.13%, 3/01/27	4,853
8,660,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (b)	8,603
1,930,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	1,936
8,360,000	Athene Global Funding 144A, 4.95%, 1/07/27 (b)	8,390
2,170,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (b)	2,178
2,395,000	Aviation Capital Group LLC 144A, 4.25%, 4/30/29 (b)	2,362
1,330,000	Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (b)	1,363
4,600,000	Banco Bilbao Vizcaya Argentaria SA, 4.15%, 3/03/29	4,547
10,000,000	Banco Santander SA, (U.S. Secured Overnight Financing Rate + 1.120%), 4.77%, 7/15/28 (a)	10,045
9,480,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.830%), 4.98%, 1/24/29 (a)	9,558
9,980,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 4.77%, 5/09/29 (a)	10,053
6,895,000	Bank of Montreal, (Secured Overnight Financing Rate + 0.670%), 5.00%, 1/27/29 (a)	6,956
4,965,000	Bank of New York Mellon Corp., (U.S. Secured Overnight Financing Rate + 0.680%), 4.44%, 6/09/28 (a)	4,976
9,760,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 1.000%), 4.65%, 9/08/28 (a)	9,803
10,650,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.760%), 4.04%, 9/15/28 (a)	10,595
4,270,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (b)	4,299
10,065,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.080%), 4.74%, 11/11/29 (a)	10,098
2,530,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 0.930%), 4.22%, 5/24/30 (a)	2,496

10  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

7,485,000	Blackstone Secured Lending Fund, 2.13%, 2/15/27	$7,309
2,660,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	2,680
1,450,000	Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,477
600,000	Blue Owl Credit Income Corp., 7.95%, 6/13/28	618
4,150,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	3,866
6,340,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a)(b)	6,347
9,430,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/13/28 (a)	9,459
4,240,000	Canadian Imperial Bank of Commerce, (Secured Overnight Financing Rate + 0.790%), 4.28%, 1/29/30 (a)	4,210
926,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	925
9,755,000	Citibank N.A., (U.S. Secured Overnight Financing Rate + 0.712%), 4.88%, 11/19/27 (a)	9,789
10,370,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.143%), 4.64%, 5/07/28 (a)	10,391
3,930,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.82%, 9/11/31 (a)(e)	3,951
2,750,000	Citizens Bank N.A., (U.S. Secured Overnight Financing Rate + 0.700%), 4.19%, 1/29/29 (a)	2,732
2,090,000	Corebridge Global Funding 144A, 4.90%, 1/07/28 (b)(e)	2,105
3,965,000	Danske Bank A/S 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	3,999
2,180,000	Equitable America Global Funding 144A, 3.95%, 9/15/27 (b)	2,161
855,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (b)	886
2,000,000	GGAM Finance Ltd. 144A, 8.00%, 2/15/27 (b)	2,013
5,320,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (a)	5,346
6,660,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.710%), 4.15%, 1/21/29 (a)	6,612
4,475,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (b)	4,420
1,340,000	Host Hotels & Resorts LP, 4.25%, 12/15/28	1,327
8,330,000	HPS Corporate Lending Fund, 5.30%, 6/05/27	8,299
4,670,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (a)	4,687
3,150,000	Intercontinental Exchange Inc., 3.95%, 12/01/28	3,124
9,615,000	Jefferies Financial Group Inc., 4.30%, 2/11/27	9,619
2,000,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (b)	1,997
4,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (a)	4,119
4,865,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.57%, 4/22/28 (a)	4,920
5,460,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 4.58%, 7/22/28 (a)	5,478
3,900,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (a)	3,905
1,325,000	Lincoln Financial Global Funding 144A, 4.20%, 1/12/29 (b)	1,311

Principal or Shares	Security Description	Value (000)

3,065,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (a)	$3,079
2,000,000	Macquarie Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 0.920%), 4.57%, 7/02/27 (a)(b)	2,011
4,000,000	Main Street Capital Corp., 5.40%, 8/15/28	3,987
6,075,000	Main Street Capital Corp., 6.95%, 3/01/29	6,264
2,645,000	Manufacturers & Traders Trust Co., (U.S. Secured Overnight Financing Rate + 0.950%), 4.76%, 7/06/28 (a)	2,652
2,595,000	Manufacturers & Traders Trust Co., (U.S. Secured Overnight Financing Rate + 0.940%), 4.55%, 4/18/30 (a)	2,589
1,430,000	Met Tower Global Funding 144A, 4.00%, 1/14/29 (b)	1,414
9,660,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 4.67%, 4/13/28 (a)	9,697
6,375,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.800%), 4.24%, 1/09/30 (a)	6,311
3,350,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.940%), 4.59%, 7/14/28 (a)	3,361
5,880,000	Morgan Stanley Private Bank N.A., (U.S. Secured Overnight Financing Rate + 0.770%), 4.42%, 7/06/28 (a)	5,896
3,575,000	Morgan Stanley Private Bank N.A., (U.S. Secured Overnight Financing Rate + 0.770%), 4.47%, 7/06/28 (a)	3,575
6,315,000	National Bank of Canada, (Secured Overnight Financing Rate + 0.760%), 4.17%, 1/20/29 (a)	6,284
2,000,000	Navient Corp., 5.00%, 3/15/27	1,988
205,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 144A, 4.88%, 5/15/29 (b)	200
2,865,000	PNC Bank N.A., (U.S. Secured Overnight Financing Rate + 0.727%), 4.43%, 7/21/28 (a)	2,867
4,855,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 1.730%), 6.62%, 10/20/27 (a)	4,906
1,895,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (a)	1,907
1,815,000	Principal Life Global Funding II 144A, 5.00%, 1/16/27 (b)	1,825
1,885,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (b)	1,873
10,065,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 0.880%), 4.55%, 8/06/29 (a)	10,098
1,545,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (a)	1,547
7,470,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.26%, 3/20/29 (a)	7,547
1,285,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (b)	1,317
3,500,000	State Street Corp., (U.S. Secured Overnight Financing Rate + 0.950%), 4.54%, 4/24/28 (a)	3,509
2,265,000	Sumitomo Mitsui Financial Group Inc., 4.11%, 1/15/29	2,247
10,205,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.590%), 4.67%, 5/20/27 (a)	10,204

Semi-Annual Financial Statements and Other Information  11

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

7,180,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.770%), 4.42%, 7/24/28 (a)	$7,175
3,440,000	Truist Bank I, (U.S. Secured Overnight Financing Rate + 0.662%), 4.14%, 1/27/29 (a)	3,425
5,585,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.911%), 4.14%, 10/23/29 (a)	5,538
5,280,000	U.S. Bank N.A., (U.S. Secured Overnight Financing Rate + 0.910%), 4.73%, 5/15/28 (a)	5,299
5,045,000	UBS AG, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/10/28 (a)	5,065
4,490,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a)(b)	4,446
3,920,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.49%, 12/23/29 (a)(b)	3,913
8,970,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.21%, 4/10/30 (a)(b)	8,862
3,815,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (a)	3,861
7,055,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 5.02%, 4/23/29 (a)	7,142
10,530,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.53%, 9/15/29 (a)	10,549
960,000	XHR LP 144A, 6.63%, 5/15/30 (b)	983
2,465,000	Zions Bancorp N.A., (U.S. Secured Overnight Financing Rate + 1.055%), 4.48%, 2/09/29 (a)	2,453
		475,462
Industrial (7%)
2,735,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (b)	2,819
2,220,000	Airbnb Inc., 4.40%, 3/16/29	2,217
1,130,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (b)	1,125
1,150,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.63%, 3/31/32 (b)	1,135
2,970,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	2,966
3,150,000	Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (b)	3,222
1,855,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (b)	1,858
1,855,000	American Honda Finance Corp., 4.15%, 1/08/29	1,834
6,800,000	Amrize Finance U.S. LLC, 4.60%, 4/07/27	6,821
760,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (b)	740
2,620,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (b)	2,686
4,825,000	BMW U.S. Capital LLC 144A, 4.90%, 4/02/27 (b)	4,865
1,530,000	Carnival Corp. 144A, 5.13%, 5/01/29 (b)	1,526
1,750,000	Carnival Corp. 144A, 5.75%, 3/15/30 (b)	1,776
2,000,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,984
1,000,000	Daimler Truck Finance North America LLC 144A, 5.00%, 1/15/27 (b)	1,006
1,020,000	Daimler Truck Finance North America LLC 144A, 4.30%, 8/12/27 (b)	1,018
4,570,000	Daimler Truck Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.960%), 4.61%, 9/25/27 (a)(b)	4,583
1,870,000	Daimler Truck Finance North America LLC 144A, 4.15%, 1/12/29 (b)	1,847

Principal or Shares	Security Description	Value (000)

3,635,000	Fidelity National Information Services Inc., 4.55%, 3/10/29	$3,622
3,060,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	3,087
1,410,000	General Mills Inc., 4.70%, 1/30/27	1,416
2,720,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	2,748
6,950,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.050%), 4.70%, 7/15/27 (a)	6,954
5,075,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.170%), 4.82%, 4/04/28 (a)	5,090
3,550,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (b)	3,589
1,065,000	Group 1 Automotive Inc. 144A, 6.38%, 1/15/30 (b)	1,083
9,700,000	Hewlett Packard Enterprise Co., 4.05%, 9/15/27	9,661
5,545,000	Honeywell Aerospace Inc. 144A, 4.00%, 3/16/29 (b)	5,487
6,285,000	Hyundai Capital America 144A, (U.S. Secured Overnight Financing Rate + 1.500%), 5.15%, 1/08/27 (a)(b)	6,320
3,685,000	Hyundai Capital America 144A, 4.88%, 6/23/27 (b)	3,701
4,410,000	Hyundai Capital America 144A, 4.25%, 1/08/29 (b)	4,364
2,610,000	Jabil Inc., 4.20%, 2/01/29	2,579
2,000,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 4.75%, 6/01/27 (b)	1,998
695,000	Lithia Motors Inc. 144A, 4.38%, 1/15/31 (b)	660
2,105,000	Maple Parent Holdings Corp. 144A, 4.75%, 3/26/29 (b)	2,105
3,025,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (b)	3,017
3,390,000	Mercedes-Benz Finance North America LLC 144A, 4.25%, 3/10/29 (b)	3,367
1,990,000	Meritage Homes Corp., 5.13%, 6/06/27	1,995
1,645,000	Mosaic Co., 4.35%, 1/15/29	1,636
2,410,000	Omnicom Group Inc., 4.20%, 3/02/29	2,384
2,900,000	Oracle Corp., 2.80%, 4/01/27	2,856
2,360,000	Owens Corning, 5.50%, 6/15/27 (e)	2,389
1,965,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (b)	1,978
2,040,000	Primo Water Holdings Inc./Triton Water Holdings Inc. 144A, 4.38%, 4/30/29 (b)	1,992
3,640,000	Ryder System Inc., 5.30%, 3/15/27	3,670
11,100,000	Salesforce Inc., 4.65%, 3/15/29	11,123
640,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (b)	611
5,925,000	Steel Dynamics Inc., 4.00%, 12/15/28	5,868
1,575,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (b)	1,546
4,480,000	Synopsys Inc., 4.55%, 4/01/27	4,498
3,315,000	TD SYNNEX Corp., 4.30%, 1/17/29	3,280
2,985,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (b)	2,987
835,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (b)	808
		166,497
Utility (5%)
2,485,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (b)	2,503
7,892,000	Antero Resources Corp. 144A, 5.38%, 3/01/30 (b)	7,944

12  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,555,000	Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor Inc., 4.05%, 3/11/29	$2,537
1,400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (b)	1,453
4,215,000	Constellation Energy Generation LLC, 3.90%, 1/08/28	4,183
3,469,000	Continental Resources Inc. 144A, 2.27%, 11/15/26 (b)	3,431
1,360,000	Enerflex Inc. 144A, 6.88%, 1/15/31 (b)	1,402
6,840,000	Energy Transfer LP, 6.05%, 12/01/26	6,905
1,744,000	Energy Transfer LP, 5.55%, 2/15/28	1,776
7,301,000	EQT Corp. 144A, 3.13%, 5/15/26 (b)	7,295
2,105,000	Evergy Inc., 4.25%, 3/15/29	2,088
4,900,000	Expand Energy Corp., 5.38%, 3/15/30	4,952
5,125,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (b)	5,178
1,255,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (b)	1,287
1,540,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (b)	1,567
2,080,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (b)	2,096
9,600,000	National Fuel Gas Co., 5.50%, 10/01/26	9,644
5,290,000	NextEra Energy Capital Holdings Inc., (Secured Overnight Financing Rate + 0.800%), 4.47%, 2/04/28 (a)	5,312
3,125,000	ONEOK Inc., 5.55%, 11/01/26	3,141
5,055,000	ONEOK Inc., 4.25%, 9/24/27	5,043
3,015,000	Repsol E&P Capital Markets U.S. LLC 144A, 4.81%, 9/16/28 (b)	3,026
1,090,000	Sunoco LP 144A, 7.00%, 5/01/29 (b)	1,126
3,310,000	Sunoco LP 144A, 5.38%, 7/15/31 (b)	3,296
3,045,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	3,017
3,140,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (b)	3,428
1,155,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (b)	1,160
900,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	900
3,700,000	Vistra Operations Co. LLC 144A, 4.30%, 10/15/28 (b)	3,659
3,845,000	WEC Energy Group Inc., 4.75%, 1/15/28	3,868
		103,217
Total Corporate Bond (Cost - $743,379)		745,176
Mortgage Backed (20%)
2,750,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.310%), 4.97%, 8/18/42 (a)(b)	2,750
379,991	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 5.34%, 5/17/41 (a)(b)	381
2,800,000	BDS LLC 2025-FL14 144A, (1 mo. Term Secured Overnight Financing Rate + 1.282%), 4.94%, 10/17/42 (a)(b)	2,800
5,600,000	BDS LLC 2026-FL17 144A, (1 mo. Term Secured Overnight Financing Rate + 1.550%), 5.20%, 5/19/43 (a)(b)	5,600
2,900,000	BHMS Commercial Mortgage Trust 2025-ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.50%, 8/15/42 (a)(b)	2,909

Principal or Shares	Security Description	Value (000)

4,700,000	BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.945%), 5.61%, 8/19/37 (a)(b)	$4,702
5,000,000	BSPDF Issuer LLC 2026-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 9/18/43 (a)(b)	5,007
5,000,000	BSPRT Issuer LLC 2026-FL13 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.15%, 10/18/43 (a)(b)	5,010
5,754,118	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.10%, 2/15/39 (a)(b)	5,767
4,768,029	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 5.05%, 3/15/41 (a)(b)	4,778
2,924,935	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 5.30%, 5/15/41 (a)(b)	2,929
4,509,706	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 5.35%, 8/15/41 (a)(b)	4,528
4,600,000	BX Trust 2026-OPTM 144A, (1 mo. Term Secured Overnight Financing Rate + 1.200%), 4.86%, 3/15/39 (a)(b)	4,595
3,969,126	BX Trust 2025-LUNR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.15%, 6/15/40 (a)(b)	3,982
1,036,260	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.15%, 6/15/41 (a)(b)	1,034
5,100,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 7/15/44 (a)(b)	5,102
6,500,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 12/15/44 (a)(b)	6,507
303,017	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 4.93%, 2/15/38 (a)(b)	304
2,500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.18%, 2/15/38 (a)(b)	2,494
3,632,809	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (b)	3,653
3,736,933	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (b)	3,765
1,385,048	COLT Mortgage Loan Trust 2024-INV4 144A, 5.61%, 5/25/69 (b)	1,394
4,394,392	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (b)	4,412
4,476,466	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (b)	4,501
2,775,288	COLT Mortgage Loan Trust 2025-10 144A, 5.09%, 10/25/70 (b)(f)	2,776
3,591,001	COLT Mortgage Loan Trust 2025-11 144A, 5.05%, 11/25/70 (b)(f)	3,590
111,765	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 4.65%, 12/25/41 (a)(b)	112

Semi-Annual Financial Statements and Other Information  13

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

2,252,326	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 5.95%, 5/25/43 (a)(b)	$2,286
2,365,091	Connecticut Avenue Securities Trust 2023- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 5.55%, 6/25/43 (a)(b)	2,379
2,253,820	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 5.35%, 7/25/43 (a)(b)	2,259
652,151	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 4.75%, 2/25/44 (a)(b)	652
7,217,133	Connecticut Avenue Securities Trust 2024- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 4.65%, 7/25/44 (a)(b)	7,230
1,829,766	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 4.80%, 9/25/44 (a)(b)	1,836
3,165,377	Connecticut Avenue Securities Trust 2025- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.10%, 3/25/45 (a)(b)	3,184
4,240,191	Connecticut Avenue Securities Trust 2025- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 3/25/45 (a)(b)	4,250
1,881,467	Connecticut Avenue Securities Trust 2025- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 4.65%, 5/25/45 (a)(b)	1,885
4,678,213	Connecticut Avenue Securities Trust 2025- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.900%), 4.55%, 9/25/45 (a)(b)	4,683
5,854,307	Cross Mortgage Trust 2026-NQM1 144A, 4.70%, 2/25/61 (b)(f)	5,810
7,519,164	Cross Mortgage Trust 2026-NQM2 144A, 4.83%, 3/25/61 (b)(f)	7,472
2,180,616	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (b)(f)	2,193
3,577,390	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (b)(f)	3,599
5,050,000	DBGS 2024-SBL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.882%), 5.54%, 8/15/34 (a)(b)	5,054
5,950,000	DGWD Trust 2025-INFL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.25%, 8/15/35 (a)(b)	5,968
3,900,000	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.10%, 12/15/39 (a)(b)	3,907
971,111	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.650%), 5.30%, 1/25/34 (a)(b)	974

Principal or Shares	Security Description	Value (000)

758,492	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 4.95%, 2/25/42 (a)(b)	$759
315,630	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 5.75%, 3/25/42 (a)(b)	316
5,000,000	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.900%), 6.55%, 4/25/42 (a)(b)	5,088
10,670,000	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.350%), 7.00%, 5/25/42 (a)(b)	10,915
3,337,164	Freddie Mac STACR REMIC Trust 2022-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.950%), 6.60%, 6/25/42 (a)(b)	3,378
2,301,258	Freddie Mac STACR REMIC Trust 2022-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.650%), 6.30%, 7/25/42 (a)(b)	2,340
4,657,627	Freddie Mac STACR REMIC Trust 2022-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 5.95%, 8/25/42 (a)(b)	4,713
1,452,155	Freddie Mac STACR REMIC Trust 2022-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.150%), 5.80%, 9/25/42 (a)(b)	1,455
3,405,239	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 5.75%, 4/25/43 (a)(b)	3,449
4,901,825	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 5.50%, 11/25/43 (a)(b)	4,930
6,621,664	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 5.50%, 11/25/43 (a)(b)	6,663
3,073,580	Freddie Mac STACR REMIC Trust 2024-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 5.00%, 2/25/44 (a)(b)	3,088
2,403,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 4.70%, 10/25/44 (a)(b)	2,409
3,023,750	Freddie Mac STACR REMIC Trust 2025-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.950%), 4.60%, 9/25/45 (a)(b)	3,028
3,875,000	Freddie Mac STACR REMIC Trust 2025-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.900%), 4.55%, 10/25/45 (a)(b)	3,878

14  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,238,980	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.15%, 3/25/52 (a)(b)	$1,245
3,500,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.664%), 5.33%, 11/16/36 (a)(b)	3,507
2,000,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.664%), 5.33%, 5/16/38 (a)(b)	2,002
9,500,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.29%, 10/19/39 (a)(b)	9,516
4,000,000	FS Trust 2026-HULA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.10%, 3/15/41 (a)(b)	4,006
2,000,000	Great Wolf Trust 2024-WOLF 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.20%, 3/15/39 (a)(b)	2,005
5,100,000	Greystone CRE Notes LLC 2025-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.481%), 5.14%, 1/15/43 (a)(b)	5,110
1,830,759	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 5.50%, 10/15/41 (a)(b)	1,835
5,700,000	HTL Commercial Mortgage Trust 2024-T53 144A, 6.07%, 5/10/39 (b)(f)	5,744
3,038,049	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (b)	3,054
3,585,725	JP Morgan Mortgage Trust 2025-NQM1 144A, 5.59%, 6/25/65 (b)	3,606
4,100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 4.95%, 5/15/39 (a)(b)	3,966
4,550,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 8/18/42 (a)(b)	4,555
2,497,646	MCR Mortgage Trust 2024-HTL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.758%), 5.41%, 2/15/37 (a)(b)	2,498
2,196,696	MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.01%, 2/19/37 (a)(b)	2,200
2,000,000	Morgan Stanley Capital I Trust 2020-CNP 144A, 2.51%, 4/05/42 (b)(f)	1,782
4,622,493	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (b)(f)	4,607
5,086,905	Morgan Stanley Residential Mortgage Loan Trust 2026-NQM2 144A, 4.73%, 1/26/71 (b)(f)	5,047
5,200,000	NYC Commercial Mortgage Trust 2025-28L 144A, 4.82%, 11/05/38 (b)(f)	5,189
3,437,159	OBX Trust 2025-NQM7 144A, 5.56%, 5/25/55 (b)	3,460
2,832,314	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (b)	2,837
2,903,054	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	2,917
2,720,841	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	2,721
1,552,696	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (b)	1,557
2,640,494	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (b)(f)	2,652

Principal or Shares	Security Description	Value (000)

1,458,420	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (b)	$1,469
2,853,240	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (b)	2,872
3,126,231	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (b)(f)	3,153
2,297,970	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (b)	2,318
2,574,265	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (b)(f)	2,590
5,086,994	OBX Trust 2025-NQM11 144A, 5.42%, 5/25/65 (b)	5,113
2,331,211	OBX Trust 2025-NQM14 144A, 5.16%, 7/25/65 (b)	2,335
3,922,700	OBX Trust 2025-NQM15 144A, 5.14%, 7/27/65 (b)	3,928
5,040,758	OBX Trust 2026-NQM3 144A, 4.65%, 1/25/66 (b)(f)	5,002
3,357,937	OBX Trust 2026-NQM5 144A, 5.32%, 1/25/66 (b)(f)	3,365
1,828,334	PFP Ltd. 2024-11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.832%), 5.49%, 9/17/39 (a)(b)	1,829
2,255,320	RCKT Mortgage Trust 2024-CES2 144A, 6.14%, 4/25/44 (b)(f)	2,271
1,654,863	RCKT Mortgage Trust 2024-CES9 144A, 5.58%, 12/25/44 (b)	1,664
3,019,243	RCKT Mortgage Trust 2025-CES1 144A, 5.65%, 1/25/45 (b)	3,038
2,875,593	RCKT Mortgage Trust 2025-CES3 144A, 5.55%, 3/25/55 (b)	2,893
2,522,042	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (b)	2,542
3,282,490	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (b)	3,299
3,917,500	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (b)	3,930
4,119,353	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (b)(f)	4,121
4,537,302	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (b)	4,510
4,666,709	RCKT Mortgage Trust 2025-CES10 144A, 4.89%, 11/25/55 (b)	4,646
4,059,225	RCKT Mortgage Trust 2025-CES11 144A, 4.97%, 11/25/55 (b)	4,044
4,630,473	RCKT Mortgage Trust 2025-CES12 144A, 5.03%, 11/25/55 (b)	4,621
5,072,029	RCKT Mortgage Trust 2026-CES2 144A, 4.76%, 2/25/56 (b)	5,027
2,000,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.10%, 2/15/42 (a)(b)	1,985
6,085,629	THPT Mortgage Trust 2023-THL 144A, 7.23%, 12/10/34 (b)(f)	6,122
5,075,399	Towd Point Mortgage Trust 2026-CES2 144A, 4.72%, 2/25/66 (b)	5,014
5,000,000	TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.537%), 5.20%, 9/18/42 (a)(b)	5,015
1,488,021	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(f)	1,490
1,770,063	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (b)(f)	1,777

Semi-Annual Financial Statements and Other Information  15

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

3,790,296	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (b)(f)	$3,818
3,099,137	Verus Securitization Trust 2025-INV1 144A, 5.55%, 2/25/70 (b)	3,120
1,920,486	Verus Securitization Trust 2025-3 144A, 5.62%, 5/25/70 (b)	1,936
4,506,089	Verus Securitization Trust 2025-7 144A, 5.13%, 8/25/70 (b)	4,516
5,031,179	Verus Securitization Trust 2025-11 144A, 4.91%, 11/25/70 (b)(f)	5,021
5,300,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 5.20%, 10/13/39 (b)(f)	5,269
2,550,000	Wells Fargo Commercial Mortgage Trust 2026- 1250B 144A, 4.83%, 3/10/41 (b)(f)	2,524
Total Mortgage Backed (Cost - $433,032)		433,217
U.S. Treasury (20%)
35,000,000	U.S. Treasury Bill, 3.61%, 5/21/26 (d)	34,930
60,000,000	U.S. Treasury Bill, 3.63%, 6/04/26 (d)	59,796
65,000,000	U.S. Treasury Bill, 3.65%, 6/18/26 (d)	64,688
60,000,000	U.S. Treasury Bill, 3.64%, 7/07/26 (d)	59,599
40,000,000	U.S. Treasury Bill, 3.64%, 7/16/26 (d)	39,698
75,000,000	U.S. Treasury Bill, 3.61%, 7/23/26 (d)	74,379
25,000,000	U.S. Treasury Bill, 3.64%, 8/18/26 (d)	24,727
21,855,000	U.S. Treasury Note, 3.50%, 1/15/29	21,630
42,100,000	U.S. Treasury Note, 3.50%, 2/15/29	41,649
Total U.S. Treasury (Cost - $421,608)		$421,096

Principal or Shares	Security Description	Value (000)
Investment Company (1%)
5,319,037	Payden Cash Reserves Money Market Fund*	$5,319
2,726,002	Payden Floating Rate Fund, SI Class*	26,034
Total Investment Company (Cost - $32,310)		31,353
Total Investments (Cost - $2,170,531) (100%)		2,171,726
Other Assets, net of Liabilities (0%)		661
Net Assets (100%)		$2,172,387

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $773 and the total market value of the collateral held by the Fund is $805. Amounts in 000s.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 1,251	USD 916	BNP PARIBAS	06/17/2026	$7
CAD 1,320	USD 959	HSBC Bank USA, N.A.	06/17/2026	14

				21

Liabilities:
USD 5,030	CAD 6,828	BNP PARIBAS	06/17/2026	(6)

Net Unrealized Appreciation (Depreciation)				$15

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$773
Non-cash Collateral[2]	(773)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

16  Payden Mutual Funds

Payden Low Duration Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

Asset Backed (18%)
787,600	Ally Bank Auto Credit-Linked Notes 2024-A 144A, 6.32%, 5/17/32 (a)	$798
1,589,779	Ally Bank Auto Credit-Linked Notes 2025-A 144A, 4.99%, 6/15/33 (a)	1,592
1,591,786	Ally Bank Auto Credit-Linked Notes 2025-B 144A, 4.94%, 9/15/33 (a)	1,591
4,000,000	American Credit Acceptance Receivables Trust 2023-1 144A, 9.79%, 12/12/29 (a)	4,103
1,000,000	American Credit Acceptance Receivables Trust 2024-3 144A, 5.73%, 7/12/30 (a)	1,006
2,000,000	American Credit Acceptance Receivables Trust 2024-1 144A, 7.98%, 11/12/31 (a)	2,057
3,500,000	American Credit Acceptance Receivables Trust 2024-4 144A, 7.19%, 4/12/32 (a)	3,578
4,000,000	American Credit Acceptance Receivables Trust 2026-2 144A, 5.18%, 6/08/32 (a)	3,981
1,400,000	ARI Fleet Lease Trust 2024-B 144A, 5.26%, 4/15/33 (a)	1,418
1,500,000	ARI Fleet Lease Trust 2025-A 144A, 4.46%, 1/17/34 (a)	1,506
4,800,000	Barings Equipment Finance LLC 2026-A 144A, 4.08%, 7/13/33 (a)	4,776
1,768,145	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 5.91%, 9/15/35 (a)(b)	1,771
2,850,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	2,898
2,300,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	2,313
2,000,000	Carvana Auto Receivables Trust 2025-P1, 4.55%, 5/10/30	2,007
1,887,532	COOPR Residential Mortgage Trust 2025-CES4 144A, 5.04%, 11/25/60 (a)	1,882
7,500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	7,349
7,650,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (a)	7,438
419,296	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a)	421
1,734,430	Drive Auto Receivables Trust 2025-S1 144A, 6.04%, 6/16/29 (a)	1,747
4,000,000	Drive Auto Receivables Trust 2025-2, 4.90%, 12/15/32	3,985
1,940,250	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	1,756
1,350,000	Exeter Automobile Receivables Trust 2024-4A, 5.48%, 8/15/30	1,363
1,900,000	Exeter Select Automobile Receivables Trust 2025-3, 4.18%, 12/16/30	1,898
2,200,000	Flexential Issuer LLC 2025-1A 144A, 6.03%, 10/25/60 (a)	2,193
5,150,000	GMF Floorplan Owner Revolving Trust 2024-4A 144A, 4.73%, 11/15/29 (a)	5,193
1,000,000	GreatAmerica Leasing Receivables Funding LLC 2025-1 144A, 4.49%, 4/16/29 (a)	1,004
2,200,000	GreatAmerica Leasing Receivables Funding LLC 2025-2 144A, 4.14%, 12/17/29 (a)	2,191
1,000,000	Harvest U.S. CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 4.82%, 1/15/37 (a)(b)	1,000
1,900,000	Hotwire Funding LLC 2021-1 144A, 2.66%, 11/20/51 (a)	1,877

Principal or Shares	Security Description	Value (000)

1,600,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	$1,657
1,000,000	Kubota Credit Owner Trust 2024-2A 144A, 5.19%, 5/15/30 (a)	1,017
1,750,000	Kubota Credit Owner Trust 2025-2A 144A, 4.57%, 11/15/30 (a)	1,762
2,550,000	Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%, 12/15/55 (a)	2,563
3,000,000	M&T Equipment Notes 2025-1A 144A, 4.78%, 9/17/29 (a)	3,018
2,850,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 7.10%, 4/20/56 (a)	2,872
1,300,000	Mtp Abs Funding LLC 2026-1A 144A, 5.88%, 4/25/56 (a)	1,300
4,900,000	OneMain Direct Auto Receivables Trust 2026- 1A 144A, 4.49%, 12/14/33 (a)	4,881
4,400,000	Onemain Financial Issuance Trust 2025-1A 144A, 4.82%, 7/14/38 (a)	4,406
3,000,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 18.06%, 12/15/32 (a)	3,142
2,409,958	Santander Bank Auto Credit-Linked Notes 2023- A 144A, 13.75%, 6/15/33 (a)	2,482
2,500,000	Santander Drive Auto Receivables Trust 2024-2, 5.78%, 7/16/29	2,520
8,500,000	Santander Drive Auto Receivables Trust 2026-1, 3.93%, 7/15/30	8,459
1,394,795	Securitized Term Auto Receivables Trust 2025-B 144A, 5.12%, 12/29/32 (a)	1,405
4,300,000	SFS Auto Receivables Securitization Trust 2026- 1A 144A, 3.96%, 7/21/31 (a)	4,266
2,150,000	VB-S1 Issuer LLC 2026-1A 144A, 4.69%, 3/15/56 (a)	2,105
975,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	968
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	1,025
4,810,000	Westlake Automobile Receivables Trust 2023- 1A 144A, 6.79%, 11/15/28 (a)	4,886
3,529,682	Wheels Fleet Lease Funding LLC 2025-1A 144A, 4.57%, 1/18/40 (a)	3,547
3,700,000	Wheels Fleet Lease Funding LLC 2025-3A 144A, 4.08%, 9/18/40 (a)	3,685
4,432,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	4,301
Total Asset Backed (Cost - $143,660)		142,959
Corporate Bond (32%)
Financial (19%)
2,400,000	ABN AMRO Bank NV 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	2,417
3,570,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	3,592
930,000	Ally Financial Inc., (Secured Overnight Financing Rate + 1.960%), 5.74%, 5/15/29 (b)	944
2,890,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 4.73%, 4/25/29 (b)	2,906
3,345,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.810%), 4.35%, 7/20/29 (b)	3,339
4,025,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (a)	3,999
975,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	978

Semi-Annual Financial Statements and Other Information  17

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

4,945,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	$4,989
995,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (a)	999
925,000	Aviation Capital Group LLC 144A, 4.25%, 4/30/29 (a)	912
505,000	Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (a)	518
1,800,000	Banco Bilbao Vizcaya Argentaria SA, 4.15%, 3/03/29	1,779
4,000,000	Banco Santander SA, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (b)	4,040
4,680,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 4.62%, 5/09/29 (b)	4,692
4,660,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.890%), 4.93%, 2/14/29 (b)	4,701
2,365,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.730%), 4.25%, 2/02/30 (b)	2,346
1,445,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.080%), 4.48%, 11/11/29 (b)	1,438
995,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 0.930%), 4.22%, 5/24/30 (b)	982
5,000,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	4,952
760,000	Blue Owl Credit Income Corp., 7.95%, 6/13/28	783
1,520,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (a)	1,516
4,945,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.450%), 4.79%, 5/09/29 (a)(b)	4,960
1,600,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	1,491
850,000	Brown & Brown Inc., 4.70%, 6/23/28	853
2,870,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a)(b)	2,873
1,625,000	Canadian Imperial Bank of Commerce, (Secured Overnight Financing Rate + 0.790%), 4.28%, 1/29/30 (b)	1,614
2,605,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (b)	2,638
1,100,000	Citadel Finance LLC 144A, 5.90%, 2/10/30 (a)	1,110
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.143%), 4.64%, 5/07/28 (b)	2,305
4,685,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.870%), 4.79%, 3/04/29 (b)	4,708
1,105,000	Citizens Bank N.A., (U.S. Secured Overnight Financing Rate + 0.700%), 4.19%, 1/29/29 (b)	1,098
1,960,000	Danske Bank A/S 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	1,977
1,270,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	1,290
720,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	746
2,455,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (b)	2,467
2,560,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.710%), 4.15%, 1/21/29 (b)	2,542

Principal or Shares	Security Description	Value (000)

4,090,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.900%), 4.15%, 10/21/29 (b)	$4,048
1,730,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (a)	1,709
505,000	Host Hotels & Resorts LP, 4.25%, 12/15/28	500
3,860,000	HPS Corporate Lending Fund, 5.30%, 6/05/27	3,846
4,723,000	Keybank National Association, 5.85%, 11/15/27	4,814
1,540,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	1,547
1,620,000	Main Street Capital Corp., 5.40%, 8/15/28	1,615
2,135,000	Main Street Capital Corp., 6.95%, 3/01/29	2,201
1,190,000	Manufacturers & Traders Trust Co., (U.S. Secured Overnight Financing Rate + 0.950%), 4.76%, 7/06/28 (b)	1,193
1,015,000	Manufacturers & Traders Trust Co., (U.S. Secured Overnight Financing Rate + 0.940%), 4.55%, 4/18/30 (b)	1,013
490,000	Mitsubishi UFJ Financial Group Inc., (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.780%), 4.59%, 4/18/30 (b)	490
2,440,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.380%), 4.99%, 4/12/29 (b)	2,461
3,930,000	Morgan Stanley, (Secured Overnight Financing Rate + 0.960%), 4.56%, 4/10/30 (b)	3,918
2,545,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.930%), 4.97%, 7/14/28 (b)	2,560
2,440,000	National Bank of Canada, (Secured Overnight Financing Rate + 0.760%), 4.17%, 1/20/29 (b)	2,428
80,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 144A, 4.88%, 5/15/29 (a)	78
3,350,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	3,329
5,215,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 0.890%), 4.50%, 8/06/29 (b)	5,221
795,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	796
4,525,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.47%, 3/20/29 (b)	4,592
645,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (a)	661
895,000	Sumitomo Mitsui Financial Group Inc., 4.11%, 1/15/29	888
685,000	Synchrony Financial, (U.S. Secured Overnight Financing Rate + 1.395%), 5.02%, 7/29/29 (b)	685
1,320,000	Truist Bank I, (U.S. Secured Overnight Financing Rate + 0.662%), 4.14%, 1/27/29 (b)	1,314
2,240,000	UBS Group AG 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	2,267
2,205,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a)(b)	2,183
3,610,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (b)	3,644
3,905,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.08%, 9/15/29 (b)	3,866
1,245,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.740%), 4.18%, 1/23/30 (b)	1,234

18  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

480,000	XHR LP 144A, 6.63%, 5/15/30 (a)	$492
965,000	Zions Bancorp N.A., (U.S. Secured Overnight Financing Rate + 1.055%), 4.48%, 2/09/29 (b)	960
		152,047
Industrial (9%)
830,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	856
810,000	Airbnb Inc., 4.40%, 3/16/29	809
440,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (a)	438
440,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.63%, 3/31/32 (a)	434
1,550,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	1,548
1,000,000	Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a)	1,023
705,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (a)	706
730,000	American Honda Finance Corp., 4.15%, 1/08/29	722
3,270,000	Amrize Finance U.S. LLC, 4.70%, 4/07/28	3,284
4,465,000	ArcelorMittal SA, 6.55%, 11/29/27	4,595
290,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (a)	282
760,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a)	779
2,365,000	Carnival Corp. 144A, 4.00%, 8/01/28 (a)	2,311
590,000	Carnival Corp. 144A, 5.13%, 5/01/29 (a)	589
795,000	Carnival Corp. 144A, 5.75%, 3/15/30 (a)	807
476,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	476
3,190,000	CommonSpirit Health, 6.07%, 11/01/27	3,262
415,000	Daimler Truck Finance North America LLC 144A, 4.30%, 8/12/27 (a)	414
1,015,000	Daimler Truck Finance North America LLC 144A, 4.95%, 1/13/28 (a)	1,024
2,600,000	Dell International LLC/EMC Corp., 4.15%, 2/15/29	2,581
1,355,000	Fidelity National Information Services Inc., 4.55%, 3/10/29	1,350
790,000	GE HealthCare Technologies Inc., 4.15%, 12/15/28	785
1,085,000	HCA Inc., 5.00%, 3/01/28	1,094
2,555,000	Hewlett Packard Enterprise Co., 4.15%, 9/15/28	2,534
935,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 4/01/29 (a)	948
4,075,000	Hyundai Capital America 144A, 4.88%, 6/23/27 (a)	4,092
1,760,000	Hyundai Capital America 144A, 4.25%, 1/08/29 (a)	1,741
1,525,000	Icon Investments Six DAC, 5.81%, 5/08/27	1,537
1,010,000	Jabil Inc., 4.20%, 2/01/29	998
2,300,000	Las Vegas Sands Corp., 5.90%, 6/01/27	2,325
265,000	Lithia Motors Inc. 144A, 4.38%, 1/15/31 (a)	252
765,000	Maple Parent Holdings Corp. 144A, 4.75%, 3/26/29 (a)	765
1,550,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	1,546
1,260,000	Mercedes-Benz Finance North America LLC 144A, 4.25%, 3/10/29 (a)	1,251
680,000	Meritage Homes Corp., 5.13%, 6/06/27	682
1,650,000	Microchip Technology Inc., 4.90%, 3/15/28	1,660
625,000	Mosaic Co., 4.35%, 1/15/29	622

Principal or Shares	Security Description	Value (000)

1,895,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 8/19/28	$1,890
2,690,000	Oracle Corp., 4.55%, 2/04/29	2,658
775,000	Primo Water Holdings Inc./Triton Water Holdings Inc. 144A, 4.38%, 4/30/29 (a)	757
3,545,000	Salesforce Inc., 4.50%, 3/15/28	3,549
4,040,000	Salesforce Inc., 4.65%, 3/15/29	4,049
240,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (a)	229
620,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (a)	609
1,960,000	Synopsys Inc., 4.65%, 4/01/28	1,972
1,280,000	TD SYNNEX Corp., 4.30%, 1/17/29	1,266
1,565,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	1,566
315,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (a)	305
		69,972
Utility (4%)
1,270,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (a)	1,279
3,240,000	Antero Resources Corp. 144A, 5.38%, 3/01/30 (a)	3,261
725,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (a)	752
1,983,475	Brazos Securitization LLC 144A, 5.01%, 9/01/31 (a)	1,998
385,000	Caturus Energy LLC 144A, 7.13%, 5/15/31 (a)	387
520,000	Enerflex Inc. 144A, 6.88%, 1/15/31 (a)	536
785,000	Evergy Inc., 4.25%, 3/15/29	779
1,610,000	Evergy Kansas Central Inc., 4.70%, 3/13/28	1,617
2,280,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (a)	2,304
640,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (a)	656
560,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (a)	570
755,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (a)	761
1,165,000	Repsol E&P Capital Markets U.S. LLC 144A, 4.81%, 9/16/28 (a)	1,169
550,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	568
1,220,000	Sunoco LP 144A, 5.38%, 7/15/31 (a)	1,215
1,550,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	1,536
1,550,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,617
1,190,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (a)	1,299
580,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (a)	582
935,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (a)	935
1,430,000	Vistra Operations Co. LLC 144A, 4.30%, 10/15/28 (a)	1,414
3,650,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)(c)	3,736
		28,971
Total Corporate Bond (Cost - $250,041)		250,990
Mortgage Backed (24%)
2,500,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.310%), 4.97%, 8/18/42 (a)(b)	2,500

Semi-Annual Financial Statements and Other Information  19

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

3,300,000	BDS LLC 2026-FL17 144A, (1 mo. Term Secured Overnight Financing Rate + 1.550%), 5.20%, 5/19/43 (a)(b)	$3,300
115,277,651	Benchmark Mortgage Trust 2018-B6, 0.54%, 10/10/51 (d)	825
2,300,000	BHMS Commercial Mortgage Trust 2025-ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.50%, 8/15/42 (a)(b)	2,307
1,997,958	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 5.45%, 2/15/39 (a)(b)	2,002
4,288,397	BX Commercial Mortgage Trust 2024-GPA2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.20%, 11/15/41 (a)(b)	4,298
3,100,000	BX Commercial Mortgage Trust 2026-CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 2/15/43 (a)(b)	3,111
3,230,000	BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a)	3,162
3,454,200	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.60%, 6/15/41 (a)(b)	3,446
3,100,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.55%, 3/15/42 (a)(b)	3,082
4,200,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 7/15/44 (a)(b)	4,202
4,000,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.100%), 5.75%, 12/15/44 (a)(b)	4,004
2,925,654	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 5.08%, 5/15/38 (a)(b)	2,930
21,363,117	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (d)	477
1,816,405	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (a)	1,827
2,116,080	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	2,125
1,684,215	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (a)	1,694
4,515,877	COLT Mortgage Loan Trust 2025-6 144A, 5.53%, 8/25/70 (a)	4,544
2,714,021	Connecticut Avenue Securities Trust 2019-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.364%), 9.01%, 6/25/39 (a)(b)	2,730
4,510,000	Connecticut Avenue Securities Trust 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 9.85%, 11/25/41 (a)(b)	4,625
2,050,000	Connecticut Avenue Securities Trust 2021-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 9.15%, 12/25/41 (a)(b)	2,101
4,250,000	Connecticut Avenue Securities Trust 2022-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 12/25/41 (a)(b)	4,370
2,884,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.15%, 3/25/42 (a)(b)	3,082

Principal or Shares	Security Description	Value (000)

500,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.850%), 13.50%, 3/25/42 (a)(b)	$536
4,500,000	Connecticut Avenue Securities Trust 2022-R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.000%), 10.65%, 4/25/42 (a)(b)	4,742
4,000,000	Connecticut Avenue Securities Trust 2022-R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.000%), 15.65%, 6/25/42 (a)(b)	4,463
2,700,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.45%, 1/25/44 (a)(b)	2,722
2,600,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.45%, 2/25/44 (a)(b)	2,619
813,878	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 9/25/44 (a)(b)	816
4,781,017	Cross Mortgage Trust 2026-NQM1 144A, 4.70%, 2/25/61 (a)(d)	4,745
1,788,695	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(d)	1,799
3,850,464	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (a)(d)	3,854
4,382,954	Freddie Mac REMIC 5057, 1.00%, 4/15/54	4,105
3,800,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 9.90%, 9/25/41 (a)(b)	3,868
3,273,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.500%), 11.15%, 10/25/41 (a)(b)	3,365
2,141,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 11.45%, 11/25/41 (a)(b)	2,214
3,350,000	Freddie Mac STACR REMIC Trust 2022-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.100%), 10.75%, 1/25/42 (a)(b)	3,481
340,329	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.10%, 10/25/44 (a)(b)	340
210,971	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.15%, 3/25/52 (a)(b)	212
1,000,000	Greystone CRE Notes HC-4 LLC 2025-HC4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.240%), 5.89%, 10/15/42 (a)(b)	1,001
1,810,620	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 5.50%, 10/15/41 (a)(b)	1,814
1,503,985	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (a)	1,512

20  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,384,600	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.17%, 3/15/38 (a)(b)	$1,347
2,000,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 4.95%, 5/15/39 (a)(b)	1,935
1,744,337	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (a)(d)	1,738
1,489,047	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (a)(d)	1,448
1,020,827	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(d)	985
3,490,230	OBX Trust 2025-R1 144A, 4.94%, 9/25/62 (a)	3,469
1,676,268	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	1,679
3,541,726	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	3,558
1,301,272	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,301
1,304,265	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	1,308
1,289,544	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(d)	1,295
583,368	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	588
1,599,973	OBX Trust 2025-NQM5 144A, 5.52%, 3/25/65 (a)	1,609
3,058,765	OBX Trust 2025-NQM6 144A, 5.60%, 3/25/65 (a)	3,083
1,165,605	OBX Trust 2025-NQM14 144A, 5.16%, 7/25/65 (a)	1,167
2,741,247	OBX Trust 2026-NQM2 144A, 4.82%, 12/01/65 (a)(d)	2,728
2,919,896	Provident Funding Mortgage Trust 2020-F1 144A, 2.00%, 1/25/36 (a)(d)	2,625
3,004,198	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (a)	3,028
1,253,985	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (a)	1,260
2,458,039	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	2,466
2,142,064	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (a)(d)	2,143
3,955,912	RCKT Mortgage Trust 2026-CES3 144A, 5.14%, 3/25/56 (a)	3,953
1,756,869	Towd Point Mortgage Trust 2026-CES2 144A, 4.72%, 2/25/66 (a)	1,736
3,550,000	VASA Trust 2021-VASA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 4.67%, 7/15/39 (a)(b)	3,496
967,214	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)(d)	969
1,466,371	Verus Securitization Trust 2025-4 144A, 5.45%, 5/25/70 (a)	1,475

Principal or Shares	Security Description	Value (000)

2,915,705	Verus Securitization Trust 2025-7 144A, 5.13%, 8/25/70 (a)	$2,922
3,654,724	Verus Securitization Trust 2025-11 144A, 4.91%, 11/25/70 (a)(d)	3,647
3,945,051	Verus Securitization Trust 2026-2 144A, 4.59%, 2/25/71 (a)(d)	3,916
4,775,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 1.693%), 5.35%, 10/15/42 (a)(b)	4,782
Total Mortgage Backed (Cost - $184,370)		182,608
Municipal (1%)
1,575,000	California Earthquake Authority A, 5.60%, 7/01/27	1,588
8,358,617	Texas Natural Gas Securitization Finance Corp. 2023-1, 5.10%, 4/01/35	8,574
Total Municipal (Cost - $9,934)		10,162
U.S. Treasury (23%)
38,680,000	U.S. Treasury Note, 3.38%, 2/29/28	38,344
20,000,000	U.S. Treasury Note, 3.88%, 3/31/28	19,997
2,655,000	U.S. Treasury Note, 3.75%, 5/15/28	2,648
29,470,000	U.S. Treasury Note, 3.88%, 6/15/28	29,464
11,490,000	U.S. Treasury Note, 3.38%, 9/15/28	11,354
7,365,000	U.S. Treasury Note, 3.50%, 12/15/28	7,292
5,540,000	U.S. Treasury Note, 3.50%, 1/15/29	5,483
52,155,000	U.S. Treasury Note, 3.50%, 2/15/29	51,597
15,535,000	U.S. Treasury Note, 3.50%, 2/28/31	15,189
Total U.S. Treasury (Cost - $182,755)		181,368
Investment Company (1%)
9,092,537	Payden Cash Reserves Money Market Fund * (Cost - $9,093)	9,093
Purchased Swaptions (1%)
Total Purchased Swaptions (Cost - $4,051)		3,816
Total Investments (Cost - $783,904) (100%)		780,996
Other Assets, net of Liabilities (0%)		2,038
Net Assets (100%)		$783,034

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(c)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $133 and the total market value of the collateral held by the Fund is $137. Amounts in 000s.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Semi-Annual Financial Statements and Other Information  21

Payden Low Duration Fund continued

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay Variable 3.660% (SOFRRATE) Annually	Barclays Bank PLC	$84,800	02/09/2027	$1,559	Call
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE) Annually, Pay Fixed 3.900% Annually	Barclays Bank PLC	84,800	02/09/2027	2,257	Put

Total Purchased Swaptions				$3,816

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	79	Jun-26	$8,916	$9	$9
U.S. Treasury 2-Year Note Future	1,261	Jun-26	261,185	(2,179)	(2,179)
U.S. Treasury 5-Year Note Future	16	Jun-26	1,725	(6)	(6)

Total Futures					$(2,176)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$133
Non-cash Collateral[2]	(133)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

22  Payden Mutual Funds

Payden U.S. Government Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

Mortgage Backed (48%)
730,609	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	$719
1,359,182	Fannie Mae-Aces 2017-M15, 3.22%, 11/25/27 (a)	1,345
914,350	FH 841779 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.334%), 4.44%, 6/01/54 (b)	907
667,256	FH 8C0092 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 1.52%, 8/01/51 (b)	635
799,593	FH 8C0312 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 4.45%, 7/01/52 (b)	796
700,000	FHLMC Multifamily Structured Pass-Through Certificates K058, 2.65%, 8/25/26	696
988,511	FHLMC Multifamily Structured Pass-Through Certificates K061, 3.35%, 11/25/26 (a)	984
1,200,000	FHLMC Multifamily Structured Pass-Through Certificates K505, 4.82%, 6/25/28	1,213
166,053	FHLMC Multifamily Structured Pass-Through Certificates Q013, 6.17%, 5/25/50 (a)	166
160,650	FN AS4186 15YR, 2.50%, 1/01/30	156
107,510	FN AS6443 15YR, 3.00%, 12/01/30	105
179,330	FN AS8013 15YR, 2.50%, 9/01/31	173
215,405	FN BM4153 15YR, 3.00%, 6/01/33	209
1,024,884	FN BM7166 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.347%), 5.10%, 3/01/53 (b)	1,040
352,741	FN BP6814 ARM, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Year + 1.610%), 2.29%, 5/01/50 (b)	331
618,178	FN BR9966 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.610%), 1.90%, 5/01/51 (b)	566
678,815	FN BV2462 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.131%), 3.78%, 6/01/52 (b)	667
841,238	FN CB9937 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.283%), 5.04%, 2/01/55 (b)	850
862,110	FN FS2395 15YR, 3.50%, 7/01/37	833
251,857	FN FS3564 15YR, 3.50%, 7/01/38	242
1,257,428	FN FS9540 30YR, 5.00%, 11/01/54	1,242
835,524	FN MA4694 15YR, 3.50%, 8/01/37	803
574,555	FN MA5110 15YR, 5.00%, 8/01/38	580
1,572,967	FN MA5672 30YR, 5.00%, 4/01/55	1,552
115,482	FNR 2024-21 DA 2024-21, 5.50%, 12/25/46	116
42,743	FNR FA 2002-10, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.864%), 4.51%, 2/25/32 (b)	43
484,735	FR SB8192 15YR, 5.00%, 10/01/37	489
1,060,622	FR SB8206 15YR, 5.00%, 1/01/38	1,071
1,307,728	FR SD8452 30YR, 5.00%, 8/01/54	1,290
1,012,178	FR SD8461 30YR, 5.00%, 9/01/54	998
478,898	Freddie Mac REMICS 5607, 4.00%, 5/15/30	471
553,603	Freddie Mac REMICS 5616, 4.25%, 1/15/31	548
950,235	Freddie Mac REMICS 5607, 4.25%, 6/15/31	941
354,737	Freddie Mac REMICS 5451, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 4.75%, 9/25/54 (b)	358

Principal or Shares	Security Description	Value (000)

657,968	FRESB Mortgage Trust 2017-SB38, 2.92%, 8/25/27 (a)	$649
861,682	FRESB Mortgage Trust 2017-SB44, 3.03%, 11/25/27 (a)	842
596,014	FRESB Mortgage Trust 2018-SB56, 3.70%, 10/25/28 (a)	587
472,816	FRESB Mortgage Trust 2019-SB59, 3.47%, 1/25/29 (a)	464
821,174	FRESB Mortgage Trust 2020-SB79, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.814%), 4.43%, 7/25/40 (b)	819
177,712	G2 778200, 4.00%, 2/20/32	175
121,571	G2 778203, 4.75%, 2/20/32	122
478,100	G2 AD0857, 3.75%, 9/20/33	466
189,305	G2 AY5132, 3.25%, 7/20/37	180
381,423	G2 AY5138, 3.25%, 12/20/37	362
150,305	GN 728153, 5.50%, 10/15/29	152
Total Mortgage Backed (Cost - $28,241)		27,953
U.S. Treasury (48%)
4,200,000	U.S. Treasury Note, 4.38%, 12/15/26	4,218
7,700,000	U.S. Treasury Note, 4.00%, 1/15/27	7,715
5,500,000	U.S. Treasury Note, 3.25%, 6/30/27	5,465
4,500,000	U.S. Treasury Note, 3.75%, 8/15/27	4,494
1,000,000	U.S. Treasury Note, 3.50%, 9/30/27	995
2,500,000	U.S. Treasury Note, 4.13%, 10/31/27	2,509
2,500,000	U.S. Treasury Note, 4.00%, 2/29/28	2,505
Total U.S. Treasury (Cost - $27,818)		27,901
Investment Company (3%)
1,537,726	Payden Cash Reserves Money Market Fund * (Cost - $1,538)	1,538
Purchase Options (0%)
Total Purchase Options (Cost - $21)		1
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $296)		279
Total Investments (Cost - $57,914) (99%)		57,672
Other Assets, net of Liabilities (1%)		508

Net Assets (100%)		$58,180

*	Affiliated investment.
(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.

Semi-Annual Financial Statements and Other Information  23

Payden U.S. Government Fund continued

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 10YR Note	35	$3,871	$113	05/22/2026	$1	Call

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.900% Annually,
Pay Variable 3.660% (SOFRRATE) Annually	Barclays Bank PLC	$6,200	02/09/2027	$114	Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.900% Annually	Barclays Bank PLC	6,200	02/09/2027	165	Put

Total Purchased Swaptions				$279

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	34	Jun-26	$3,760	$(90)	$(90)
U.S. Treasury 2-Year Note Future	80	Jun-26	16,570	(100)	(100)
U.S. Treasury 5-Year Note Future	30	Jun-26	3,235	(58)	(58)

Total Futures					$(248)

See notes to financial statements.

24  Payden Mutual Funds

     Payden GNMA Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

Mortgage Backed (122%)
746,159	Fannie Mae-Aces 2016-M7, 2.50%, 9/25/26	$743
717,832	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.26%, 7/25/26 (a)	718
1,382,000	FHLMC Multifamily Structured Pass-Through Certificates K060, 3.30%, 10/25/26 (b)	1,375
114,402	FHLMC Multifamily Structured Pass-Through Certificates KF74, (1 mo. Secured Overnight Financing Rate Index + 0.530%), 4.18%, 1/25/27 (a)	114
110,000	FHLMC Multifamily Structured Pass-Through Certificates K066, 3.20%, 6/25/27	109
852,167	FHLMC Multifamily Structured Pass-Through Certificates KS09, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.484%), 4.13%, 10/25/27 (a)	853
1,213,755	FHLMC Multifamily Structured Pass-Through Certificates KF50, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.514%), 4.17%, 7/25/28 (a)	1,212
203,844	FHLMC Multifamily Structured Pass-Through Certificates Q013, 6.17%, 5/25/50 (b)	204
638,205	FN 468110, 5.29%, 5/01/26	637
945,331	FN AL6513, 5.00%, 7/01/44	959
447,743	FN BM2007 30YR, 4.00%, 9/01/48	427
471,876	FN CB4211 30YR, 4.50%, 7/01/52	457
349,081	FN CB9019 30YR, 6.00%, 8/01/54	358
995,516	FN FS8791 30YR, 6.00%, 8/01/54	1,018
1,108,923	FN MA3238 30YR, 3.50%, 1/01/48	1,025
1,477,662	FN MA4918 30YR, 5.00%, 2/01/53	1,464
773,834	FN MA5040 30YR, 6.00%, 6/01/53	795
51,626	FNR FA 2007-110, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.734%), 4.38%, 12/25/37 (a)	52
804,899	FR RA7790 30YR, 5.00%, 8/01/52	800
1,011,493	FR RA8415 30YR, 5.50%, 1/01/53	1,022
620,721	FR SD2184 30YR, 6.00%, 1/01/53	638
922,247	Freddie Mac REMICS 5572, 4.50%, 9/25/37	920
687,845	Freddie Mac REMICS 5451, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 4.75%, 9/25/54 (a)	694
334,875	FRESB Mortgage Trust 2017-SB41, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.814%), 4.47%, 9/25/37 (a)	335
109,636	G2 3711 30YR, 5.50%, 5/20/35	113
88,070	G2 3772 30YR, 5.00%, 10/20/35	89
182,220	G2 3785 30YR, 5.00%, 11/20/35	185
756,566	G2 4853 30YR, 4.00%, 11/20/40	733
316,607	G2 5083 30YR, 5.00%, 6/20/41	322
888,611	G2 5115 30YR, 4.50%, 7/20/41	879
760,871	G2 5258 30YR, 3.50%, 12/20/41	707
342,058	G2 770239 30YR, 4.00%, 2/20/42	327
361,466	G2 785023 15YR, 3.00%, 5/20/34	352
1,131,340	G2 785219 30YR, 2.00%, 12/20/50	923
388,765	G2 785289 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.39%, 12/20/47 (a)	396
973,980	G2 785524 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.536%), 5.52%, 12/20/41 (a)	990

Principal or Shares	Security Description	Value (000)

16,248	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/27 (a)	$16
38,113	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 3/20/27 (a)	38
27,530	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 4/20/27 (a)	27
72,956	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 5/20/27 (a)	73
204,340	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/28 (a)	204
55,186	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/28 (a)	55
89,753	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 2/20/28 (a)	90
144,648	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 4/20/28 (a)	145
203,781	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.38%, 9/20/29 (a)	204
260,463	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.38%, 9/20/32 (a)	261
515,642	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.13%, 12/20/33 (a)	527
213,265	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 2/20/34 (a)	216
330,083	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 2/20/34 (a)	335
331,043	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 3/20/35 (a)	336
345,382	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 5/20/38 (a)	349
176,914	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.38%, 7/20/38 (a)	180
413,454	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/40 (a)	421
241,834	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/40 (a)	246
27,260	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.75%, 1/20/42 (a)	28
20,616	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.13%, 10/20/26 (a)	21
675,799	G2 AY5132, 3.25%, 7/20/37	641

Semi-Annual Financial Statements and Other Information  25

     Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)
763,260	G2 AY5138, 3.25%, 12/20/37	$724
113,332	G2 MA0312, 3.50%, 8/20/42	102
141,934	G2 MA0387, 3.50%, 9/20/42	128
1,052,093	G2 MA0698 30YR, 3.00%, 1/20/43	964
956,795	G2 MA1012 30YR, 3.50%, 5/20/43	899
846,274	G2 MA1089 30YR, 3.00%, 6/20/43	773
832,139	G2 MA1520 30YR, 3.00%, 12/20/43	759
772,429	G2 MA2304 30YR, 4.00%, 10/20/44	745
699,172	G2 MA2522 30YR, 4.00%, 1/20/45	674
412,938	G2 MA2767 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.50%, 4/20/45 (a)	422
339,881	G2 MA3454 30YR, 3.50%, 2/20/46	316
1,081,360	G2 MA3662 30YR, 3.00%, 5/20/46	977
664,129	G2 MA3663 30YR, 3.50%, 5/20/46	613
1,241,892	G2 MA3735 30YR, 3.00%, 6/20/46	1,115
535,637	G2 MA3936 30YR, 3.00%, 9/20/46	484
451,720	G2 MA4069 30YR, 3.50%, 11/20/46	419
545,332	G2 MA4195 30YR, 3.00%, 1/20/47	494
339,820	G2 MA4197 30YR, 4.00%, 1/20/47	325
526,997	G2 MA4262 30YR, 3.50%, 2/20/47	489
682,195	G2 MA4321 30YR, 3.50%, 3/20/47	633
377,088	G2 MA4322 30YR, 4.00%, 3/20/47	360
906,120	G2 MA4382 30YR, 3.50%, 4/20/47	841
278,961	G2 MA4510 30YR, 3.50%, 6/20/47	259
603,433	G2 MA4719 30YR, 3.50%, 9/20/47	559
442,461	G2 MA4962 30YR, 3.50%, 1/20/48	409
997,728	G2 MA5265 30YR, 4.50%, 6/20/48	981
1,653,089	G2 MA6473 30YR, 2.50%, 2/20/50	1,423
493,200	G2 MA6709 30YR, 2.50%, 6/20/50	423
1,942,917	G2 MA6818 30YR, 2.00%, 8/20/50	1,601
1,196,850	G2 MA6930 30YR, 2.00%, 10/20/50	988
1,712,926	G2 MA6931 30YR, 2.50%, 10/20/50	1,471
1,775,849	G2 MA7051 30YR, 2.00%, 12/20/50	1,463
1,908,732	G2 MA7367 30YR, 2.50%, 5/20/51	1,638
695,964	G2 MA7471 30YR, 2.00%, 7/20/51	573
1,223,598	G2 MA7472 30YR, 2.50%, 7/20/51	1,049
682,694	G2 MA7473 30YR, 3.00%, 7/20/51	609
2,065,710	G2 MA7533 30YR, 2.00%, 8/20/51	1,702
925,235	G2 MA7535 30YR, 3.00%, 8/20/51	825
2,126,551	G2 MA7589 30YR, 2.50%, 9/20/51	1,825
2,090,669	G2 MA7648 30YR, 2.00%, 10/20/51	1,722
1,679,466	G2 MA7705 30YR, 2.50%, 11/20/51	1,441
878,266	G2 MA7706 30YR, 3.00%, 11/20/51	783
1,519,337	G2 MA7767 30YR, 2.50%, 12/20/51	1,304
727,313	G2 MA7768 30YR, 3.00%, 12/20/51	649
1,444,353	G2 MA7881 30YR, 2.50%, 2/20/52	1,239
356,039	G2 MA7882 30YR, 3.00%, 2/20/52	318
1,921,320	G2 MA7987 30YR, 2.50%, 4/20/52	1,649
708,355	G2 MA7990 30YR, 4.00%, 4/20/52	668
718,037	G2 MA8097 30YR, 2.50%, 6/20/52	616
772,852	G2 MA8146 30YR, 2.00%, 7/20/52	637
746,447	G2 MA8200 30YR, 4.00%, 8/20/52	703
375,973	G2 MA8266 30YR, 3.50%, 9/20/52	342
898,800	G2 MA8570 30YR, 5.50%, 1/20/53	913
1,172,485	G2 MA8648 30YR, 5.50%, 2/20/53	1,188
679,378	G2 MA8948 30YR, 5.50%, 6/20/53	690
1,482,547	G2 MA9726 30YR, 6.00%, 6/20/54	1,520
331,058	G2 MA9779 30YR, 5.50%, 7/20/54	335
1,194,271	G2 MB0026 30YR, 5.50%, 11/20/54	1,207
1,700,000	G2SF, 3.50%, 5/20/5630YR TBA (c)	1,537
2,700,000	G2SF, 4.50%, 5/20/5630YR TBA (c)	2,604
4,800,000	G2SF, 5.00%, 5/20/5630YR TBA (c)	4,759

Principal or Shares	Security Description	Value (000)
4,460,000	G2SF, 5.50%, 5/20/5630YR TBA (c)	$4,492
5,530,000	G2SF, 6.00%, 5/20/5630YR TBA (c)	5,638
1,030,000	G2SF, 6.50%, 5/20/5630YR TBA (c)	1,076
546	GN 455989, 5.00%, 7/15/26	1
8,688	GN 558954, 5.25%, 5/15/29	9
131,408	GN 558956, 4.50%, 6/15/29	131
75,786	GN 605099 30YR, 5.50%, 3/15/34	77
191,916	GN 616826 30YR, 5.50%, 1/15/35	194
430,885	GN 710868 30YR, 5.50%, 9/15/39	449
90,841	GN 728153, 5.50%, 10/15/29	92
17,342	GN 728159, 5.25%, 11/15/29	17
79,191	GN 781810 30YR, 5.50%, 10/15/34	81
703,173	GNR 2009-22 FA 2009-22, (1 mo. Term Secured Overnight Financing Rate + 0.844%), 4.51%, 4/20/39 (a)	705
217,442	GNR AF 2012-18, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 4.08%, 2/20/38 (a)	217
73,512	GNR FA 2001-35, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.03%, 8/16/31 (a)	74
148,230	GNR FB 2007-76, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 4.28%, 11/20/37 (a)	148
406,913	GNR FB 2008-11, (1 mo. Term Secured Overnight Financing Rate + 0.714%), 4.38%, 2/20/38 (a)	406
208,956	GNR FC 2003-71, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 4.28%, 7/20/33 (a)	209
349,114	GNR FC 2007-54, (1 mo. Term Secured Overnight Financing Rate + 0.374%), 4.04%, 9/20/37 (a)	345
660,922	GNR FC 2018-91, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 4.08%, 7/20/48 (a)	647
207,242	GNR FG 2004-86, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.18%, 7/20/34 (a)	207
270,539	GNR FH 2004-59, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.03%, 8/16/34 (a)	271
110,460	GNR FH 2008-2, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 4.23%, 1/20/38 (a)	110
502,587	GNR FJ 2019-6, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.18%, 1/20/49 (a)	493
345,499	GNR FK 2006-60, (1 mo. Term Secured Overnight Financing Rate + 0.314%), 3.98%, 11/20/36 (a)	343
215,789	GNR LF 2011-153, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.03%, 7/16/41 (a)	213
493,636	GNR UF 2008-67, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 4.23%, 6/20/38 (a)	494
Total Mortgage Backed (Cost - $105,389)		102,375
Investment Company (2%)
1,550,113	Payden Cash Reserves Money Market Fund *
	(Cost - $1,550)	1,550
Total Investments (Cost - $106,939) (124%)		103,925
Liabilities in excess of Other Assets (-24%)		(20,012)
Net Assets (100%)		$83,913

26  Payden Mutual Funds

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	33	Jun-26	$3,650	$(87)	$(87)

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  27

Payden Core Bond Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

Asset Backed (5%)
4,000,000	AGL CLO Ltd. 2022-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.190%), 4.87%, 1/20/37 (a)(b)	$3,996
1,600,000	American Credit Acceptance Receivables Trust 2024-1 144A, 7.98%, 11/12/31 (a)	1,645
2,700,000	American Credit Acceptance Receivables Trust 2026-2 144A, 4.85%, 5/10/32 (a)	2,698
3,700,000	Basswood Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.030%), 4.71%, 4/20/34 (a)(b)	3,702
3,225,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	2,361
1,040,658	Drive Auto Receivables Trust 2025-S1 144A, 6.04%, 6/16/29 (a)	1,048
3,084,500	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	2,792
2,350,000	Flatiron CLO LLC 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 4.92%, 4/17/36 (a)(b)	2,351
4,700,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.020%), 4.70%, 4/16/34 (a)(b)	4,693
191,473	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (a)	195
2,150,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.28%, 7/20/36 (a)(b)	2,146
3,550,000	Madison Park Funding LII Ltd. 2021-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.76%, 1/22/35 (a)(b)	3,548
4,250,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 5.27%, 4/20/56 (a)	4,268
300,000	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 5.11%, 11/20/50 (a)	173
3,725,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 5.21%, 4/16/37 (a)(b)	3,728
380,250	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 5.10%, 10/20/31 (a)(b)	380
4,700,000	RR Ltd. 2021-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.72%, 7/15/36 (a)(b)	4,698
150	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	1,592
2,673,000	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	2,712
3,000,000	Taco Bell Funding LLC 2025-1A 144A, 4.82%, 8/25/55 (a)	2,972
1,500,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	1,538

Total Asset Backed (Cost - $53,749)		53,236
Bank Loan(e) (1%)
2,474,918	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.20%, 4/01/30	2,500
1,641,536	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 7.95%, 10/09/30	1,648

Principal or Shares	Security Description	Value (000)

1,445,000	Venture Global Calcasieu Pass LLC Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 4/11/33	$1,451
2,758,000	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 7.70%, 11/29/30	2,676

Total Bank Loan (Cost - $8,196)		8,275
Corporate Bond (36%)
Financial (15%)
2,450,000	Ally Financial Inc. B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (b)(f)	2,445
2,500,000	Ally Financial Inc. D, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.148%), 7.10% (b)(f)	2,499
1,750,000	Ally Financial Inc., (Secured Overnight Financing Rate + 1.960%), 5.74%, 5/15/29 (b)	1,777
2,250,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	2,350
2,100,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (a)	2,086
1,800,000	ASB Bank Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,809
1,000,000	Asurion LLC/ Asurion Co.-Issuer Inc. 144A, 8.00%, 12/31/32 (a)	1,045
2,450,000	Athene Holding Ltd., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (b)	2,381
3,000,000	Avolon Holdings Funding Ltd. 144A, 4.70%, 1/30/31 (a)	2,947
2,200,000	Banco Santander SA, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	2,177
2,750,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 4.62%, 5/09/29 (b)	2,757
3,400,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.452%), 2.88%, 10/22/30 (b)	3,216
3,700,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.130%), 5.05%, 2/06/37 (b)	3,644
2,050,000	Bank of Nova Scotia, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	2,175
2,100,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	2,100
1,500,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (a)	1,529
3,100,000	Blackstone Private Credit Fund, 5.95%, 5/15/31 (g)	3,050
2,330,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,308
2,000,000	Blue Owl Capital Corp., 5.95%, 3/15/29	1,989
1,375,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	1,518
4,500,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.508%), 5.40%, 1/30/37 (b)	4,422

28  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,500,000	Charles Schwab Corp. L, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 6.10% (b)(f)	$3,503
3,150,000	Citigroup Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.001%), 6.63% (b)(f)	3,190
5,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.463%), 4.95%, 5/07/31 (b)	5,338
4,800,000	Corebridge Financial Inc., 3.90%, 4/05/32	4,514
1,550,000	Danske Bank A/S 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,593
2,250,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 1.219%), 2.31%, 11/16/27 (b)	2,223
3,300,000	Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	3,278
2,000,000	FIBRA Prologis 144A, 5.63%, 1/14/38 (a)	1,975
2,500,000	Fidelity National Information Services Inc., 4.80%, 3/10/31	2,487
8,500,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.580%), 5.22%, 4/23/31 (b)	8,640
1,600,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (a)	1,580
1,000,000	HPS Corporate Lending Fund, 5.30%, 6/05/27	996
3,000,000	HPS Corporate Lending Fund, 4.90%, 9/11/28	2,937
3,000,000	Huntington Bancshares Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 6.14%, 11/18/39 (b)	3,058
1,000,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (b)	1,004
1,337,000	JAB Holdings BV 144A, 2.20%, 11/23/30 (a)	1,199
3,550,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 4.90%, 1/22/37 (b)	3,462
2,500,000	LPL Holdings Inc., 5.75%, 6/15/35	2,517
2,450,000	Macquarie Bank Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	2,213
2,750,000	Macquarie Group Ltd. 144A, (3 mo. Term Secured Overnight Financing Rate + 1.634%), 3.76%, 11/28/28 (a)(b)	2,716
3,200,000	MetLife Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.817%), 5.85%, 3/15/56 (b)	3,158
3,100,000	Mitsubishi UFJ Financial Group Inc., (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.170%), 5.16%, 4/24/31 (b)	3,145
2,650,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.100%), 4.65%, 10/18/30 (b)	2,646
4,400,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.184%), 5.07%, 1/30/37 (b)	4,307
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	1,681
900,000	Nuveen LLC 144A, 5.85%, 4/15/34 (a)	930
1,200,000	PennyMac Financial Services Inc. 144A, 6.88%, 5/15/32 (a)	1,188
2,475,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	2,205
3,300,000	Phillips Edison Grocery Center Operating Partnership I LP, 4.75%, 3/15/33	3,237
550,000	Phoenix Aviation Capital Ltd. 144A, 9.25%, 7/15/30 (a)	562

Principal or Shares	Security Description	Value (000)

3,200,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (b)	$3,234
2,850,000	Starwood Property Trust Inc. 144A, 5.25%, 10/15/28 (a)	2,838
3,200,000	Sumitomo Mitsui Financial Group Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.300%), 5.33%, 3/03/41 (b)	3,122
2,800,000	UBS Group AG 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.745%), 9.25% (a)(b)(f)	3,032
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (b)	1,860
6,400,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.500%), 5.15%, 4/23/31 (b)	6,512
3,400,000	Western-Southern Global Funding 144A, 4.70%, 12/10/32 (a)	3,325
		155,629
Industrial (12%)
3,100,000	Airbnb Inc., 5.25%, 3/16/36	3,093
2,272,809	American Airlines Pass-Through Trust 2019-1, AA, 3.15%, 2/15/32	2,132
2,225,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	2,258
75,000	Boeing Co., 5.04%, 5/01/27	75
3,000,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	3,077
1,300,000	Cemex SAB de CV 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.520%), 7.20% (a)(b)(f)	1,348
770,000	CF Industries Inc., 5.30%, 11/26/35	772
1,400,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	1,439
2,620,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	2,607
2,000,000	Daimler Truck Finance North America LLC 144A, 5.40%, 9/20/28 (a)	2,041
600,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (a)	612
525,000	Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a)	544
2,800,000	Flowers Foods Inc., 5.75%, 3/15/35 (g)	2,700
1,600,000	Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a)	1,595
2,850,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	2,871
2,600,000	Ford Motor Credit Co. LLC, 5.92%, 3/20/28	2,636
2,400,000	Ford Motor Credit Co. LLC, 5.42%, 4/09/31	2,380
2,500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (a)	2,595
3,150,000	General Motors Financial Co. Inc., 4.20%, 10/27/28	3,125
2,750,000	General Motors Financial Co. Inc., 2.35%, 1/08/31	2,464
2,900,000	General Motors Financial Co. Inc., 4.60%, 1/08/31	2,867
2,200,000	Grupo Nutresa SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.103%), 7.88% (a)(b)(f)	2,200
4,550,000	HCA Inc., 4.70%, 5/15/31	4,530
4,000,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/30	3,934
1,950,000	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	1,939
2,900,000	HUT 8 DC LLC 144A, 6.19%, 11/15/42 (a)	2,926
2,700,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (a)	2,580

Semi-Annual Financial Statements and Other Information  29

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

3,400,000	Hyundai Capital America 144A, 4.55%, 1/08/31 (a)	$3,353
875,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	916
3,350,000	LYB International Finance III LLC, 5.88%, 1/15/36 (g)	3,386
3,150,000	Maple Parent Holdings Corp. 144A, 5.70%, 3/26/36 (a)	3,155
1,350,000	Marcobre SAC 144A, 5.75%, 1/22/36 (a)	1,332
4,100,000	Meta Platforms Inc., 5.25%, 5/15/36	4,089
1,450,000	OAK-Eagle Acquireco Inc. 144A, 7.25%, 7/01/33 (a)	1,495
2,200,000	Oracle Corp., 6.25%, 11/09/32	2,259
4,200,000	Oracle Corp., 5.70%, 2/04/36	4,035
3,500,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (a)	3,553
875,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	908
2,350,000	Regal Rexnord Corp., 6.40%, 4/15/33	2,501
3,650,000	Royalty Pharma PLC, 4.45%, 3/25/31	3,609
5,400,000	Salesforce Inc., 5.55%, 3/15/36	5,387
2,650,000	SNF Group SACA 144A, 5.63%, 3/31/31 (a)	2,687
850,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	809
2,250,000	Standard Building Solutions Inc. 144A, 5.88%, 3/15/34 (a)	2,196
750,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)	787
1,700,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (a)	1,669
2,230,000	Sword Purchaser LLC 144A, 8.25%, 4/15/33 (a)	2,283
1,100,000	TD SYNNEX Corp., 4.30%, 1/17/29	1,088
2,350,000	Verisk Analytics Inc., 5.13%, 3/15/36	2,298
545,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	558
3,750,000	Volkswagen Group of America Finance LLC 144A, 4.85%, 9/11/30 (a)	3,728
800,000	Windfall Mining Group Inc./Groupe Minier Windfall Inc. 144A, 5.85%, 5/13/32 (a)	830
		120,251
Utility (9%)
3,450,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (a)	3,370
1,700,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 10/15/33 (a)	1,698
2,400,000	Archrock Services LP/Archrock Partners Finance Corp. 144A, 6.00%, 2/01/34 (a)	2,417
1,650,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 6.63%, 7/15/33 (a)	1,696
1,750,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (a)	1,798
1,750,000	BP Capital Markets PLC, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(f)	1,833
3,650,000	Cenovus Energy Inc., 4.65%, 3/20/31	3,633
2,000,000	Comision Federal de Electricidad 144A, 6.05%, 1/28/34 (a)	1,977
2,600,000	CVR Energy Inc. 144A, 7.88%, 2/15/34 (a)	2,610
1,850,000	Dhafrah Pv2 Energy Co. LLC 144A, 5.79%, 6/30/53 (a)	1,830
2,325,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	2,057
1,000,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a)	1,004

Principal or Shares	Security Description	Value (000)

2,175,000	Energy Transfer LP, 5.75%, 2/15/33	$2,266
3,875,000	Expand Energy Corp., 5.70%, 1/15/35	3,954
174,452	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	179
1,685,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (a)	1,714
2,275,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (a)	2,293
2,450,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (a)	2,536
3,590,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	3,636
2,700,000	MPLX LP, 5.30%, 4/01/36	2,653
1,850,000	Obsidian Energy Ltd. 144A, 8.13%, 12/03/30 CAD (a)(c)	1,391
2,517,500	OHI Group SA 144A, 13.00%, 7/22/29 (a)	2,566
3,600,000	ONEOK Inc., 4.75%, 10/15/31	3,579
2,600,000	Petroleos Mexicanos, 6.70%, 2/16/32	2,610
2,750,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (a)	2,785
2,000,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a)	2,227
2,950,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	2,784
1,400,000	SM Energy Co. 144A, 6.63%, 4/15/34 (a)	1,420
1,560,000	Sunoco LP 144A, 6.25%, 7/01/33 (a)	1,595
1,922,152	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	1,907
3,850,000	Valero Energy Corp., 5.15%, 3/10/36	3,792
1,450,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,512
700,000	Viper Energy Partners LLC, 4.90%, 8/01/30	700
2,550,000	Vistra Operations Co. LLC 144A, 4.60%, 10/15/30 (a)	2,504
5,200,000	Vistra Operations Co. LLC 144A, 5.55%, 4/30/36 (a)	5,152
350,000	Western Midstream Operating LP, 6.35%, 1/15/29	364
3,550,000	Western Midstream Operating LP, 4.80%, 3/01/31	3,527
1,350,000	Western Midstream Operating LP, 6.15%, 4/01/33	1,417
3,150,000	Williams Cos. Inc., 5.30%, 8/15/28	3,209
		90,195
Total Corporate Bond (Cost - $366,325)		366,075
Foreign Government (3%)
900,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	637
1,580,000	Brazilian Government International Bond, 4.88%, 4/23/33 EUR (c)	1,838
1,850,000	Chile Government International Bond, 3.88%, 4/14/36 EUR (c)	2,129
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	3,722
1,850,000	Dominican Republic International Bond 144A, 7.05%, 2/03/31 (a)	1,950
1,675,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (a)	1,794
1,700,000	Ivory Coast Government International Bond 144A, 7.63%, 1/30/33 (a)	1,787
1,150,000	Ivory Coast Government International Bond 144A, 6.75%, 2/25/41 (a)	1,062
3,200,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	2,300

30  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

500,000	Panama Government International Bond, 5.23%, 2/23/34	$498
2,000,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	2,080
800,000	Paraguay Government International Bond 144A, 6.65%, 3/04/55 (a)	846
3,600,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (a)	3,599
1,500,000	Peruvian Government International Bond, 5.38%, 2/08/35	1,516
1,100,000	Republic of South Africa Government International Bond Series 10Y, 4.85%, 9/30/29	1,095
1,350,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	1,377
1,500,000	Republic of South Africa Government International Bond 144A, 6.13%, 12/11/37 (a)	1,431
1,400,000	Romanian Government International Bond 144A, 5.75%, 7/04/36 (a)	1,321
Total Foreign Government (Cost - $31,437)		30,982
Mortgage Backed (35%)
1,600,000	Acore Issuer LLC 2026-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 8/20/43 (a)(b)	1,601
3,550,000	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.16%, 9/20/43 (a)(b)	3,558
4,000,000	AREIT 2025-CRE11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.550%), 5.22%, 7/25/43 (a)(b)	4,011
5,000,000	BDS LLC 2026-FL17 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.00%, 5/19/43 (a)(b)	5,012
3,563,504	Bravo Residential Funding Trust 2025-NQM10 144A, 4.87%, 9/25/65 (a)(h)	3,553
2,494,124	Bravo Residential Funding Trust 2025-NQM9 144A, 5.04%, 9/25/65 (a)	2,491
1,391,240	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	1,398
1,817,672	BRAVO Residential Funding Trust 2026-NQM1 144A, 4.83%, 12/25/65 (a)(h)	1,810
2,000,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.386%), 5.05%, 1/17/43 (a)(b)	2,004
1,565,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.648%), 5.32%, 1/17/43 (a)(b)	1,568
1,330,000	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.34%, 3/15/41 (a)(b)	1,334
2,500,000	BX Commercial Mortgage Trust 2026-CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 2/15/43 (a)(b)	2,509
1,782,404	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.34%, 4/15/41 (a)(b)	1,788
3,150,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.350%), 6.00%, 12/15/44 (a)(b)	3,147
1,600,000	BXMT Ltd. 2026-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 8/19/43 (a)(b)	1,601

Principal or Shares	Security Description	Value (000)

2,989,546	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	$3,012
1,295,134	COLT Mortgage Loan Trust 2025-10 144A, 5.09%, 10/25/70 (a)(h)	1,295
3,670,414	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 13.01%, 11/25/39 (a)(b)	3,819
652,782	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 4.80%, 3/25/44 (a)(b)	653
949,623	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(h)	955
1,155,199	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(h)	1,162
2,050,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	2,095
1,107,603	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.50%, 10/15/42 (a)(b)	1,112
3,196,950	Extended Stay America Trust 2026-ESH2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.200%), 4.85%, 2/15/43 (a)(b)	3,204
1,717,105	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.01%, 1/25/29 (b)	1,751
1,769,979	FN AS8305 30YR, 3.00%, 11/01/46	1,592
696,958	FN AT2016 30YR, 3.00%, 4/01/43	637
1,246,161	FN AZ7336 30YR, 3.50%, 11/01/45	1,159
4,250,062	FN BC8998 30YR, 3.00%, 11/01/46	3,824
709,606	FN BM2003 30YR, 4.00%, 10/01/47	676
2,724,262	FN BM2007 30YR, 4.00%, 9/01/48	2,595
3,405,588	FN BP6626 30YR, 2.00%, 8/01/50	2,756
1,519,603	FN BV7937 30YR, 4.00%, 8/01/52	1,434
1,941,516	FN CA6416 30YR, 3.00%, 7/01/50	1,734
3,045,573	FN CA6739 30YR, 3.00%, 8/01/50	2,674
3,825,850	FN CB1301 30YR, 2.50%, 8/01/51	3,274
2,108,595	FN CB2542 30YR, 2.50%, 1/01/52	1,805
5,842,925	FN CB2759 30YR, 3.00%, 2/01/52	5,133
3,838,941	FN CB2839 30YR, 2.00%, 2/01/52	3,133
4,403,725	FN CB3258 30YR, 3.50%, 4/01/52	4,031
3,243,687	FN CB3622 30YR, 4.00%, 5/01/52	3,058
4,107,689	FN CB4127 30YR, 4.50%, 7/01/52	3,971
1,199,683	FN CB4211 30YR, 4.50%, 7/01/52	1,161
1,864,704	FN CB4794 30YR, 4.50%, 10/01/52	1,801
3,895,492	FN CB5106 30YR, 5.00%, 11/01/52	3,878
4,342,139	FN CB5113 30YR, 5.50%, 11/01/52	4,391
4,152,024	FN CB6689 30YR, 5.50%, 7/01/53	4,196
4,190,280	FN CB8021 30YR, 6.50%, 2/01/54	4,411
2,556,427	FN CB9929 30YR, 6.00%, 2/01/55	2,620
1,349,486	FN FM1717 30YR, 3.50%, 12/01/45	1,270
1,756,089	FN FM3162 30YR, 3.00%, 11/01/46	1,604
2,943,525	FN FM4994 30YR, 2.00%, 12/01/50	2,405
4,486,402	FN FM7418 30YR, 2.50%, 6/01/51	3,842
6,203,595	FN FM9195 30YR, 2.50%, 10/01/51	5,308
2,018,262	FN FM9218 30YR, 2.00%, 10/01/51	1,626
1,251,207	FN FM9750 30YR, 3.00%, 4/01/48	1,141
2,783,189	FN FS0287 30YR, 2.00%, 1/01/52	2,267
5,715,144	FN FS0349 30YR, 2.00%, 1/01/52	4,658
4,511,704	FN FS0439 30YR, 2.50%, 1/01/52	3,861
958,519	FN FS1538 30YR, 3.00%, 4/01/52	852
1,532,140	FN FS2462 30YR, 3.00%, 2/01/52	1,359

Semi-Annual Financial Statements and Other Information  31

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,180,460	FN FS3111 30YR, 5.00%, 9/01/52	$2,167
2,846,152	FN FS3838 30YR, 4.00%, 5/01/49	2,729
2,211,499	FN FS4931 30YR, 6.00%, 6/01/53	2,275
3,016,076	FN FS8791 30YR, 6.00%, 8/01/54	3,085
4,033,670	FN MA2806 30YR, 3.00%, 11/01/46	3,628
4,922,637	FN MA3210 30YR, 3.50%, 12/01/47	4,538
5,993,591	FN MA3238 30YR, 3.50%, 1/01/48	5,538
4,087,028	FN MA4413 30YR, 2.00%, 9/01/51	3,295
3,004,001	FN MA4437 30YR, 2.00%, 10/01/51	2,420
2,469,072	FN MA4548 30YR, 2.50%, 2/01/52	2,082
943,318	FN MA4579 30YR, 3.00%, 4/01/52	828
3,360,157	FN MA4761 30YR, 5.00%, 9/01/52	3,334
2,906,530	FN MA4785 30YR, 5.00%, 10/01/52	2,881
3,673,668	FN MA4842 30YR, 5.50%, 12/01/52	3,714
2,535,278	FN MA4918 30YR, 5.00%, 2/01/53	2,511
3,548,172	FN MA5040 30YR, 6.00%, 6/01/53	3,644
2,555,524	FN MA5073 30YR, 6.00%, 7/01/53	2,620
10,000,000	FNCL, 5.00%, 5/01/5630YR TBA (i)	9,853
4,700,000	FNCL, 5.50%, 5/01/5630YR TBA (i)	4,724
742,224	FR RA3728 30YR, 2.00%, 10/01/50	606
3,897,518	FR RA4531 30YR, 2.50%, 2/01/51	3,324
4,937,945	FR RA5276 30YR, 2.50%, 5/01/51	4,198
3,171,188	FR RA6823 30YR, 2.00%, 2/01/52	2,579
5,120,078	FR RA7778 30YR, 4.50%, 8/01/52	4,949
4,101,484	FR RA7790 30YR, 5.00%, 8/01/52	4,076
2,847,165	FR RA8415 30YR, 5.50%, 1/01/53	2,878
1,405,992	FR RA8647 30YR, 4.50%, 5/01/53	1,359
2,581,021	FR SD0729 30YR, 2.00%, 10/01/51	2,097
2,743,585	FR SD2184 30YR, 6.00%, 1/01/53	2,819
2,530,939	FR SD4053 30YR, 6.00%, 10/01/53	2,602
3,810,273	FR SD5641 30YR, 5.50%, 6/01/53	3,871
5,139,293	FR SD7537 30YR, 2.00%, 3/01/51	4,181
4,345,361	FR SD8106 30YR, 2.00%, 11/01/50	3,518
1,210,226	FR SD8114 30YR, 2.50%, 12/01/50	1,025
2,322,989	FR SD8244 30YR, 4.00%, 9/01/52	2,187
657,725	FR SD8245 30YR, 4.50%, 9/01/52	636
1,108,334	FR ZA4718 30YR, 3.00%, 10/01/46	998
623,825	FR ZS4682 30YR, 3.00%, 10/01/46	561
1,106,960	FR ZT0529 30YR, 3.00%, 10/01/46	1,000
2,661,433	FR ZT0534 30YR, 3.50%, 12/01/47	2,481
2,154,254	FR ZT1159, 3.50%, 2/01/44	2,020
2,600,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 9.90%, 9/25/41 (a)(b)	2,646
2,800,000	FS Rialto Issuer LLC 2026-FL11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 1/19/44 (a)(b)	2,805
1,563,668	G2 4853 30YR, 4.00%, 11/20/40	1,515
3,048,663	G2 785219 30YR, 2.00%, 12/20/50	2,486
374,665	G2 MA2522 30YR, 4.00%, 1/20/45	361
1,977,877	G2 MA3663 30YR, 3.50%, 5/20/46	1,826
2,930,239	G2 MA3802 30YR, 3.00%, 7/20/46	2,631
969,394	G2 MA4510 30YR, 3.50%, 6/20/47	898
2,924,333	G2 MA5265 30YR, 4.50%, 6/20/48	2,875
1,454,995	G2 MA6930 30YR, 2.00%, 10/20/50	1,201
2,536,266	G2 MA7472 30YR, 2.50%, 7/20/51	2,175
1,401,023	G2 MA7473 30YR, 3.00%, 7/20/51	1,250
2,248,455	G2 MA8044 30YR, 3.50%, 5/20/52	2,052
3,249,846	G2 MA8200 30YR, 4.00%, 8/20/52	3,061
3,922,608	G2 MA8648 30YR, 5.50%, 2/20/53	3,976
815,253	G2 MA8948 30YR, 5.50%, 6/20/53	828
4,250,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 5.20%, 11/18/39 (a)(b)	4,262

Principal or Shares	Security Description	Value (000)

10,412,854	Morgan Stanley Capital I Trust 2018-H3, 0.94%, 7/15/51 (h)	$144
108,754	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(h)	104
210,669	New Residential Mortgage Loan Trust 2014-3A 144A, 3.75%, 11/25/54 (a)(h)	203
3,600,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (a)(h)	3,546
982,640	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	984
1,219,283	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	1,225
1,182,974	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,183
1,086,888	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	1,090
921,103	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(h)	925
1,137,568	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	1,146
973,095	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (a)(h)	982
2,206,513	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (a)(h)	2,220
1,274,739	OBX Trust 2025-NQM16 144A, 5.06%, 8/25/65 (a)	1,267
1,142,427	OBX Trust 2025-NQM18 144A, 5.06%, 9/25/65 (a)(h)	1,142
1,541,257	OBX Trust 2026-NQM1 144A, 4.85%, 11/25/65 (a)(h)	1,534
1,483,554	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (a)	1,495
922,048	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (a)	927
1,920,343	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	1,927
2,471,612	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (a)(h)	2,473
3,681,208	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (a)	3,659
2,859,908	RCKT Mortgage Trust 2025-CES11 144A, 4.97%, 11/25/55 (a)	2,849
2,247,584	RCKT Mortgage Trust 2026-CES1 144A, 4.83%, 1/25/56 (a)	2,231
5,000,000	SLG Office Trust 2026-OMA 144A, 4.97%, 4/15/41 (a)(h)	5,023
1,300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.26%, 2/25/47 (a)(b)	1,562
3,200,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 6/18/43 (a)(b)	3,205
967,214	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)(h)	969
1,157,349	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(h)	1,162
1,519,432	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(h)	1,527
3,373,363	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(h)	3,398
1,119,999	Verus Securitization Trust 2026-1 144A, 4.86%, 1/25/71 (a)(h)	1,117

32  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,825,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.692%), 6.35%, 10/15/42 (a)(b)	$2,837
Total Mortgage Backed (Cost - $370,681)		363,315
Municipal (2%)
1,685,000	California Earthquake Authority A, 5.60%, 7/01/27	1,699
3,900,000	California Health Facilities Financing Authority, 2.86%, 6/01/31	3,622
1,127,512	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(j)	–
2,565,000	Compton Community College District B, 3.46%, 8/01/38 (k)	2,245
2,140,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (k)	1,893
1,945,000	Idaho Housing & Finance Association A, 6.00%, 1/01/65 (k)	2,028
2,300,000	Pennsylvania Economic Development Financing Authority B, 6.53%, 6/15/39	2,481
5,000,000	State of California, 7.50%, 4/01/34	5,737
1,495,000	State of California, 7.55%, 4/01/39	1,773
Total Municipal (Cost - $23,192)		21,478
U.S. Government Agency (1%)
6,000,000	FHLB, 1.80%, 2/04/36	4,633
4,280,000	Tennessee Valley Authority, 5.25%, 9/15/39	4,453
Total U.S. Government Agency (Cost - $9,338)		9,086
U.S. Treasury (15%)
14,640,000	U.S. Treasury Bill, 3.62%, 7/02/26 (d)	14,549
33,420,000	U.S. Treasury Bill, 3.68%, 9/17/26 (d)	32,957
439,000	U.S. Treasury Bond, 2.50%, 2/15/46	300
8,130,000	U.S. Treasury Bond, 3.00%, 2/15/49 (l)(m)	5,871
11,890,000	U.S. Treasury Bond, 3.63%, 5/15/53	9,413
1,850,000	U.S. Treasury Bond, 4.50%, 11/15/54	1,707
1,780,000	U.S. Treasury Bond, 4.63%, 2/15/55	1,677
16,740,000	U.S. Treasury Bond, 4.75%, 5/15/55	16,098
15,750,000	U.S. Treasury Bond, 4.75%, 2/15/56	15,165
18,991,360	U.S. Treasury Inflation Indexed Notes, 1.63%, 4/15/30	19,295
14,902,323	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	14,693
20,000,000	U.S. Treasury Note, 3.88%, 4/15/29	19,980
10,000	U.S. Treasury Note, 3.88%, 12/31/32	10
7,060,000	U.S. Treasury Note, 3.75%, 2/28/33	6,875
Total U.S. Treasury (Cost - $165,181)		158,590
Investment Company (4%)
13,559,556	Payden Cash Reserves Money Market Fund*	13,560
1,532,310	Payden Emerging Market Corporate Bond Fund, SI Class*	13,469

Principal or Shares	Security Description	Value (000)

890,041	Payden Emerging Markets Local Bond Fund, SI Class*	$8,580
Total Investment Company (Cost - $ 35,090)		35,609
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $ 4,618)		4,642
Total Investments (Cost - $ 1,067,807) (102%)		1,051,288
Liabilities in excess of Other Assets (-2%)		(15,702)
Net Assets (100%)		$1,035,586

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $1,204 and the total market value of the collateral held by the Fund is $1,231. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security was purchased on a delayed delivery basis.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Payment of principal and/or interest is insured against default by a monoline insurer.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.
(m)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.748% Annually, Pay Variable 3.660% (SOFRRATE) Annually	Barclays Bank PLC	$96,020	02/22/2027	$1,332	Call
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE) Annually, Pay Fixed 3.748% Annually	Barclays Bank PLC	96,020	02/22/2027	3,310	Put

Total Purchased Swaptions				$4,642

Semi-Annual Financial Statements and Other Information  33

Payden Core Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 9,980	CAD 13,546	BNP PARIBAS	06/17/2026	$(13)
USD 70	EUR 60	BNP PARIBAS	06/17/2026	–
USD 3,767	EUR 3,254	Wells Fargo Securities LLC	06/17/2026	(61)

Net Unrealized Depreciation				$(74)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. 10-Year Ultra Future	428	Jun-26	$48,304	$(129)	$(129)
U.S. Treasury 10-Year Note Future	145	Jun-26	16,036	(141)	(141)
U.S. Treasury 2-Year Note Future	752	Jun-26	155,758	(538)	(538)
U.S. Treasury 5-Year Note Future	539	Jun-26	58,124	(787)	(787)
U.S. Ultra Bond Future	523	Jun-26	60,161	(2,817)	(2,817)

Total Futures					$(4,412)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Fixed 3.748% Annually, Pay Variable 3.660% (SOFRRATE) Annually	02/24/2037	USD 25,010	$(515)	$(475)	$(40)
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE) Annually, Pay Fixed 3.282% Annually	02/27/2035	USD 15,600	719	–	719
10-Year SOFR Swap, Receive Variable 3.926% (SOFRRATE) Annually, Pay Fixed 2.738% Annually	08/30/2034	USD 15,900	1,409	–	1,409
10-Year SOFR Swap, Receive Variable 4.030% (SOFRRATE) Annually, Pay Fixed 2.936% Annually	06/28/2034	USD 15,985	1,181	–	1,181
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay Variable 3.926% (SOFRRATE) Annually	08/30/2026	USD 71,500	(813)	–	(813)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay Variable 4.030% (SOFRRATE) Annually	06/29/2026	USD 71,425	(833)	–	(833)
2-Year SOFR Swap, Receive Fixed 3.333% Annually, Pay Variable 3.660% (SOFRRATE) Annually	02/27/2027	USD 67,700	(251)	–	(251)
5-Year Interest Rate Swap, Receive Fixed 4.647% Quarterly, Pay Variable 3.660% (BBSW6M) Semi Annually	12/17/2031	AUD 80,310	(805)	–	(805)
5-Year Interest Rate Swap, Receive Variable 3.686% (SOFRRATE) Annually, Pay Fixed 3.529% Annually	12/18/2031	USD 51,740	596	–	596

			$688	$(475)	$1,163

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,204
Non-cash Collateral[2]	(1,204)

Net Amount	$–

34  Payden Mutual Funds

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  35

Payden Corporate Bond Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

Asset Backed (3%)
1,900,000	Allegro CLO XII Ltd. 2020-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.440%), 5.11%, 7/21/37 (a)(b)	$1,903
1,038,142	COOPR Residential Mortgage Trust 2025-CES4 144A, 5.04%, 11/25/60 (b)	1,035
1,268,522	COOPR Residential Mortgage Trust 2026-CES1 144A, 4.87%, 2/25/61 (b)	1,260
875,250	Domino’s Pizza Master Issuer LLC 2021-1A 144A, 2.66%, 4/25/51 (b)	831
1,442,750	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (b)	1,306
2,000,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.76%, 7/20/36 (a)(b)	1,998
810,435	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 2/17/39 (a)(b)	812
2,000,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 5.27%, 4/20/56 (b)	2,008
2,350,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 4.29%, 2/15/52 (b)	2,320

Total Asset Backed (Cost - $13,688)		13,473
Bank Loan(c) (0%)
121,460	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.41%, 8/05/32 (Cost - $121)	122
Corporate Bond (81%)
Automotive (2%)
1,800,000	Ford Motor Credit Co. LLC, 2.90%, 2/16/28	1,733
2,000,000	Ford Motor Credit Co. LLC, 6.05%, 3/05/31	2,036
1,200,000	General Motors Financial Co. Inc., 6.15%, 7/15/35	1,249
3,275,000	Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (b)	3,239

		8,257
Banking (16%)
1,585,000	Bank of America Corp. N, (U.S. Secured Overnight Financing Rate + 1.220%), 2.65%, 3/11/32 (a)	1,441
1,010,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.130%), 5.05%, 2/06/37 (a)	995
1,000,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.913%), 5.43%, 8/15/35 (a)	1,004
1,875,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.650%), 5.47%, 1/23/35 (a)	1,916
1,950,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.572%), 5.49%, 4/23/37 (a)	1,940
850,000	Bank of Montreal J, (U.S. Secured Overnight Financing Rate + 0.970%), 4.44%, 1/14/32 (a)	839
775,000	Bank of New York Mellon Corp., (U.S. Secured Overnight Financing Rate + 0.895%), 4.54%, 4/23/32 (a)	772
1,550,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 1.045%), 4.81%, 2/02/34 (a)	1,533
1,025,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.506%), 5.21%, 2/24/37 (a)	997
1,185,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.830%), 5.86%, 8/11/46 (a)	1,175

Principal or Shares	Security Description	Value (000)

1,005,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a)(b)	$1,006
1,025,000	Danske Bank A/S 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,054
1,150,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 1.240%), 5.14%, 1/29/37 (a)	1,123
470,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 1.840%), 5.63%, 1/29/32 (a)	485
900,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 2.340%), 6.34%, 7/27/29 (a)	932
1,300,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.248%), 2.38%, 7/21/32 (a)	1,151
1,175,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.330%), 4.94%, 10/21/36 (a)	1,140
1,850,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.696%), 5.73%, 1/28/56 (a)	1,806
775,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.552%), 5.85%, 4/25/35 (a)	805
1,275,000	Huntington Bancshares Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.61%, 1/28/41 (a)	1,246
950,000	Huntington Bancshares Inc., (Secured Overnight Financing Rate + 1.870%), 5.71%, 2/02/35 (a)	973
850,000	ING Groep NV, (U.S. Secured Overnight Financing Rate + 1.610%), 5.53%, 3/25/36 (a)	863
915,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (a)	701
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (a)	598
1,370,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.040%), 4.60%, 10/22/30 (a)	1,374
950,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.315%), 5.50%, 1/24/36 (a)	973
950,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.635%), 5.58%, 7/23/36 (a)	964
1,210,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.490%), 5.77%, 4/22/35 (a)	1,262
1,025,000	Keybank National Association, 5.00%, 1/26/33	1,017
870,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 1.400%), 5.18%, 7/08/31 (a)	881
1,350,000	M&T Bank Corp., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.380%), 5.30%, 4/18/36 (a)	1,339
1,025,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 1.93%, 4/28/32 (a)	892
1,800,000	Morgan Stanley I, (U.S. Secured Overnight Financing Rate + 1.074%), 4.36%, 10/22/31 (a)	1,768
1,300,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.184%), 5.07%, 1/30/37 (a)	1,273
810,000	Morgan Stanley, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.170%), 5.31%, 1/18/41 (a)	789
1,325,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.555%), 5.32%, 7/19/35 (a)	1,336

36  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

800,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.730%), 5.47%, 1/18/35 (a) $	815
1,425,000	Morgan Stanley, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.430%), 5.95%, 1/19/38 (a)	1,469
1,175,000	National Australia Bank Ltd. 144A, 2.99%, 5/21/31 (b)	1,073
970,000	Old National Bank/Evansville IN, 5.88%, 9/29/26	972
1,430,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.259%), 4.81%, 10/21/32 (a)	1,428
1,150,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 2.140%), 6.04%, 10/28/33 (a)	1,214
1,300,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 2.138%), 6.34%, 5/31/35 (a)(d)	1,370
800,000	Sumitomo Mitsui Financial Group Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.300%), 5.33%, 3/03/41 (a)	781
1,025,000	Sumitomo Mitsui Financial Group Inc., (U.S. Secured Overnight Financing Rate + 1.360%), 5.57%, 1/15/47 (a)	994
875,000	Sumitomo Mitsui Trust Group Inc. 144A, (U.S. Secured Overnight Financing Rate + 1.650%), 5.42%, 9/11/36 (a)(b)	861
1,475,000	Toronto-Dominion Bank, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.721%), 6.35%, 10/31/85 (a)	1,486
1,025,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (a)	1,039
1,310,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a)(b)	1,297
650,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.060%), 4.40%, 9/23/31 (a)(b)	639
1,635,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.340%), 5.20%, 8/10/37 (a)(b)	1,604
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,011
860,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.100%), 4.96%, 1/23/37 (a)	838
1,250,000	Wells Fargo & Co., 5.61%, 1/15/44	1,198
		60,452
Basic Industry (5%)
1,075,000	Anglo American Capital PLC 144A, 5.75%, 4/05/34 (b)	1,110
635,000	ArcelorMittal SA, 6.00%, 6/17/34 (d)	671
1,100,000	Boeing Co., 6.86%, 5/01/54	1,223
960,000	Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	962
1,000,000	CIMIC Finance USA Pty Ltd. 144A, 7.00%, 3/25/34 (b)	1,065
2,000,000	CommonSpirit Health 2025, 4.98%, 9/01/35	1,944
800,000	Glencore Funding LLC 144A, 5.89%, 4/04/54 (b)	792
1,200,000	Honeywell Aerospace Inc. 144A, 4.60%, 3/16/33 (b)	1,185
1,540,000	Jabil Inc., 4.75%, 2/01/33	1,500
1,100,000	Lockheed Martin Corp., 5.20%, 2/15/64	996

Principal or Shares	Security Description	Value (000)

825,000	Macquarie Bank Ltd. 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.64%, 8/13/36 (a)(b)	$825
785,000	Nature Conservancy A, 3.96%, 3/01/52	612
1,470,000	Norfolk Southern Corp., 5.35%, 8/01/54	1,375
1,285,000	Northrop Grumman Corp., 4.65%, 7/15/30	1,292
825,000	Regal Rexnord Corp., 6.05%, 4/15/28	846
1,725,000	RTX Corp., 4.63%, 11/16/48	1,470
950,000	SNF Group SACA 144A, 5.63%, 3/31/31 (b)	963
1,475,000	Standard Building Solutions Inc. 144A, 6.25%, 8/01/33 (b)	1,476
		20,307
Consumer Goods (1%)
855,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (b)	851
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	927
1,320,000	Coca-Cola Co., 2.60%, 6/01/50	804
329,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 6.63%, 7/15/30 (b)	333
1,050,000	J M Smucker Co., 6.50%, 11/15/43	1,104
435,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 7.13%, 4/30/33 (b)	441
1,025,000	Under Armour Inc. 144A, 7.25%, 7/15/30 (b)(d)	1,047
		5,507
Energy (6%)
1,760,000	American Electric Power Co. Inc. C, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.128%), 5.80%, 3/15/56 (a)	1,751
950,000	Archrock Services LP/Archrock Partners Finance Corp. 144A, 6.00%, 2/01/34 (b)	957
1,175,000	Caturus Energy LLC 144A, 7.13%, 5/15/31 (b)	1,180
775,000	Cheniere Energy Inc. 144A, 5.20%, 7/30/36 (b)	767
1,525,000	Columbia Pipelines Holding Co. LLC 144A, 5.00%, 11/17/32 (b)	1,515
1,300,000	CVR Energy Inc. 144A, 7.50%, 2/15/31 (b)	1,317
1,500,000	Diamondback Energy Inc., 3.13%, 3/24/31	1,403
1,300,000	Energy Transfer LP, 5.20%, 4/01/30	1,328
1,100,000	Energy Transfer LP, 6.30%, 1/15/31	1,091
1,475,000	EOG Resources Inc., 5.00%, 7/15/32	1,495
1,435,000	GLP Capital LP/GLP Financing II Inc., 5.25%, 2/15/33	1,412
1,375,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (b)	1,358
1,535,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (b)	1,562
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	808
775,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (b)	781
770,000	MPLX LP, 5.30%, 4/01/36	757
905,000	MPLX LP, 6.10%, 4/01/56	880
575,000	NRG Energy Inc. 144A, 6.00%, 1/15/36 (b)	571
480,000	Williams Cos. Inc., 8.75%, 3/15/32	572
		21,505
Financial (10%)
1,400,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (a)	1,462

Semi-Annual Financial Statements and Other Information  37

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

925,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.790%), 5.67%, 4/25/36 (a) $	$958
850,000	Apollo Debt Solutions BDC 144A, 5.70%, 1/23/31 (b)	836
985,000	Apollo Global Management Inc., 5.80%, 5/21/54	935
2,125,000	Atlas Warehouse Lending Co. LP 144A, 4.63%, 11/15/28 (b)	2,099
930,000	Aviation Capital Group LLC 144A, 4.88%, 1/28/33 (b)	901
1,600,000	Aviation Capital Group LLC 144A, 5.13%, 4/10/30 (b)	1,612
1,250,000	Blackstone Private Credit Fund, 2.63%, 12/15/26	1,232
605,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	599
1,675,000	Blackstone Secured Lending Fund, 5.30%, 6/30/30 (d)	1,632
931,000	Blue Owl Capital Corp., 2.63%, 1/15/27	914
1,275,000	Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,299
1,200,000	Blue Owl Credit Income Corp., 7.95%, 6/13/28	1,237
1,350,000	Blue Owl Finance LLC, 6.25%, 4/18/34	1,330
1,075,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.150%), 4.72%, 1/30/32 (a)	1,062
945,000	Charles Schwab Corp. L, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 6.10% (a)(e)	946
1,000,000	Citadel Finance LLC 144A, 5.90%, 2/10/30 (b)	1,009
1,430,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (a)	1,296
1,400,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.447%), 5.45%, 6/11/35 (a)	1,425
900,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.746%), 5.61%, 3/04/56 (a)	870
1,150,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.830%), 6.02%, 1/24/36 (a)	1,181
900,000	Citigroup Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.001%), 6.63% (a)(e)	912
875,000	Enact Holdings Inc., 6.25%, 5/28/29	905
425,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (b)	430
800,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	813
650,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (b)	583
945,000	HPS Corporate Lending Fund, 5.30%, 6/05/27	942
925,000	HPS Corporate Lending Fund, 5.45%, 1/14/28	923
1,040,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.960%), 5.74%, 9/10/36 (a)	1,045
1,155,000	Low Income Investment Fund 2019, 3.71%, 7/01/29	1,123
1,150,000	Main Street Capital Corp., 6.50%, 6/04/27	1,163
550,000	Nuveen LLC 144A, 5.85%, 4/15/34 (b)	568
570,000	Stellantis Financial Services U.S. Corp. 144A, 4.95%, 9/15/28 (b)	568
1,025,000	Synchrony Financial, (U.S. Secured Overnight Financing Rate + 2.070%), 6.00%, 7/29/36 (a)	1,020
2,050,000	Vistra Operations Co. LLC 144A, 5.25%, 10/15/35 (b)	1,991
		37,821
Healthcare (6%)
1,220,000	Abbott Laboratories, 5.50%, 3/15/56	1,180
1,300,000	AbbVie Inc., 4.40%, 3/15/33	1,277
1,350,000	AbbVie Inc., 4.85%, 6/15/44	1,232

Principal or Shares	Security Description	Value (000)

1,620,000	Amgen Inc., 3.15%, 2/21/40	$1,260
1,000,000	Amgen Inc., 5.60%, 3/02/43	987
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	1,304
1,850,000	CVS Health Corp., 5.30%, 12/05/43	1,697
1,250,000	Elevance Health Inc., 5.70%, 9/15/55	1,201
950,000	Eli Lilly & Co., 4.88%, 2/27/53	844
1,205,000	GE HealthCare Technologies Inc., 4.95%, 12/15/35	1,175
750,000	Humana Inc., 5.50%, 3/15/53	655
1,350,000	Icon Investments Six DAC, 6.00%, 5/08/34	1,380
550,000	Jazz Securities DAC 144A, 4.38%, 1/15/29 (b)	538
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	923
1,010,000	Merck & Co. Inc., 5.55%, 12/04/55	974
1,855,000	Pfizer Inc., 4.88%, 11/15/35	1,837
950,000	Roche Holdings Inc. 144A, 5.22%, 3/08/54 (b)	903
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.65%, 7/05/44	1,129
1,820,000	Viatris Inc., 4.00%, 6/22/50	1,209
		21,705
Insurance (6%)
1,275,000	Arthur J Gallagher & Co., 5.55%, 2/15/55	1,186
1,175,000	Athene Holding Ltd., 6.25%, 4/01/54	1,081
515,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (b)(d)	484
600,000	Beacon Funding Trust 144A, 6.27%, 8/15/54 (b)	597
1,025,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	955
1,020,000	F&G Annuities & Life Inc., 6.50%, 6/04/29	1,032
1,150,000	Fairfax Financial Holdings Ltd., 6.35%, 3/22/54	1,171
1,400,000	First American Financial Corp., 2.40%, 8/15/31	1,214
450,000	Global Atlantic Fin Co. 144A, 6.75%, 3/15/54 (b)	426
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	664
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,239
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (b)	559
1,510,000	Northwestern Mutual Life Insurance Co. 144A, 6.17%, 5/29/55 (b)	1,561
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	598
675,000	Prudential Financial Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.404%), 6.50%, 3/15/54 (a)	697
1,050,000	Symetra Life Insurance Co. 144A, 6.55%, 10/01/55 (b)	1,064
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	2,243
1,310,000	Unum Group, 6.00%, 6/15/54	1,269
2,170,000	Western-Southern Global Funding 144A, 4.70%, 12/10/32 (b)	2,122
		21,162
Leisure (1%)
1,100,000	Choice Hotels International Inc., 5.85%, 8/01/34	1,112
835,000	Flutter Treasury DAC 144A, 6.38%, 4/29/29 (b)	850
1,150,000	Hyatt Hotels Corp., 5.75%, 3/30/32	1,191
		3,153
Media (0%)
900,000	Comcast Corp., 5.35%, 5/15/53	790
1,365,000	Paramount Global, 5.85%, 9/01/43	1,003
		1,793

38  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Real Estate (3%)
950,000	Brixmor Operating Partnership LP, 5.20%, 4/01/32	$959
1,050,000	DOC DR LLC, 2.63%, 11/01/31	935
1,075,000	Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	1,053
760,000	Extra Space Storage LP, 5.40%, 2/01/34	767
1,025,000	First Industrial LP, 5.25%, 1/15/31	1,039
1,025,000	Mattamy Group Corp. 144A, 6.00%, 12/15/33 (b)	985
1,070,000	Meritage Homes Corp., 5.65%, 3/15/35	1,080
1,875,000	Rexford Industrial Realty LP, 2.13%, 12/01/30	1,658
875,000	Simon Property Group LP, 6.65%, 1/15/54	969
1,110,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (b)	1,138
1,650,000	Ventas Realty LP, 5.00%, 1/15/35	1,625
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (b)	761
		12,969
Retail (1%)
335,000	Bath & Body Works Inc., 6.88%, 11/01/35	331
1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50	1,184
1,400,000	Walmart Inc., 4.50%, 9/09/52	1,210
		2,725
Service (2%)
2,185,000	American University 2019, 3.67%, 4/01/49	1,627
1,850,000	California Institute of Technology, 3.65%, 9/01/19	1,151
1,275,000	ERAC USA Finance LLC 144A, 4.70%, 4/30/31 (b)	1,272
1,150,000	Ford Foundation 2020, 2.82%, 6/01/70	639
1,540,000	Georgetown University B, 4.32%, 4/01/49	1,271
1,180,000	President and Fellows of Harvard College, 2.52%, 10/15/50	709
		6,669
Technology (6%)
1,305,000	Apple Inc., 2.65%, 5/11/50	800
1,200,000	Apple Inc., 3.95%, 8/08/52	932
920,000	Broadcom Inc., 4.90%, 7/15/32	929
1,100,000	Broadcom Inc., 5.70%, 1/15/56	1,094
750,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	743
1,175,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (b)	1,169
1,375,000	Fidelity National Information Services Inc., 4.45%, 3/10/28	1,372
1,455,000	Fiserv Inc., 5.38%, 8/21/28	1,475
1,675,000	Foundry JV Holdco LLC 144A, 6.25%, 1/25/35 (b)	1,771
1,675,000	Hewlett Packard Enterprise Co., 5.60%, 10/15/54	1,514
1,300,000	Intel Corp., 4.10%, 5/19/46	1,003
760,000	Kentucky Utilities Co., 5.85%, 8/15/55	754
1,025,000	Marvell Technology Inc., 4.75%, 7/15/30	1,030
1,155,000	NetApp Inc., 5.50%, 3/17/32	1,183
1,660,000	Oracle Corp., 4.80%, 9/26/32	1,579
505,000	Oracle Corp., 5.70%, 2/04/36	485
1,000,000	Oracle Corp., 6.50%, 4/15/38	1,002
785,000	Oracle Corp., 6.70%, 2/04/56	724
1,095,000	Salesforce Inc., 4.50%, 3/15/28	1,096
1,090,000	Salesforce Inc., 4.65%, 3/15/29	1,092
825,000	Salesforce Inc., 6.40%, 3/15/46	825
780,000	Salesforce Inc., 6.55%, 3/15/56	775
1,175,000	Synopsys Inc., 5.70%, 4/01/55	1,129
		24,476

Principal or Shares	Security Description	Value (000)

Telecommunication (8%)
1,575,000	Alphabet Inc., 2.05%, 8/15/50	$843
2,060,000	Alphabet Inc., 5.65%, 2/15/56	2,022
1,750,000	Amazon.com Inc., 3.10%, 5/12/51	1,135
955,000	Amazon.com Inc., 4.00%, 3/13/29	948
1,385,000	Amazon.com Inc., 5.80%, 3/13/56	1,364
2,550,000	Ares Capital Corp., 5.95%, 7/15/29	2,573
1,859,000	AT&T Inc., 3.50%, 9/15/53	1,205
2,800,000	AT&T Inc., 3.65%, 9/15/59	1,792
1,425,000	AT&T Inc., 4.90%, 11/01/35	1,387
1,500,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,719
1,110,000	Go Daddy Operating Co LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (b)	1,038
1,115,000	Juniper Networks Inc., 2.00%, 12/10/30	980
760,000	Louisville Gas and Electric Co., 5.85%, 8/15/55	755
970,000	Meta Platforms Inc., 5.25%, 5/15/36	967
1,370,000	Meta Platforms Inc., 6.30%, 5/15/56	1,375
1,475,000	Orange SA, 9.00%, 3/01/31	1,735
1,550,000	Rogers Communications Inc., 5.45%, 10/01/43	1,439
850,000	Rogers Communications Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.620%), 7.13%, 4/15/55 (a)	877
1,375,000	SoftBank Corp. 144A, 5.33%, 7/09/35 (b)(d)	1,362
1,450,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (b)	1,380
1,295,000	TD SYNNEX Corp., 5.30%, 10/10/35	1,269
1,300,000	T-Mobile USA Inc., 5.70%, 1/15/56	1,228
2,070,000	Verizon Communications Inc., 5.88%, 11/30/55	2,002
825,000	Vodafone Group PLC, 5.75%, 6/28/54	784
		32,179
Transportation (1%)
1,325,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (b)	1,327
1,001,520	American Airlines Pass-Through Trust 2019-1, A, 3.50%, 2/15/32	920
812,500	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (b)	813
		3,060
Utility (7%)
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (b)	904
800,000	Boston Gas Co. 144A, 6.12%, 7/20/53 (b)	790
1,265,000	Brooklyn Union Gas Co. 144A, 6.42%, 7/18/54 (b)	1,285
1,200,000	Cleco Power LLC 144A, 5.30%, 1/15/36 (b)	1,191
1,115,000	Consolidated Edison Co. of New York Inc., 5.50%, 3/15/55	1,057
1,050,000	Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,107
2,250,000	Duke Energy Florida LLC, 5.95%, 11/15/52	2,281
1,000,000	ENEL Finance International NV 144A, 5.13%, 6/26/29 (b)	1,015
925,000	Engie SA 144A, 5.88%, 4/10/54 (b)	900
800,000	Entergy Arkansas LLC, 5.75%, 1/15/56	780
825,000	Eversource Energy B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.325%), 6.35%, 8/15/56 (a)	825
1,725,000	FirstEnergy Transmission LLC, 4.75%, 1/15/33	1,708
900,000	Indianapolis Power & Light Co. 144A, 5.70%, 4/01/54 (b)	870
625,000	Interstate Power and Light Co., 5.45%, 9/30/54	583
1,000,000	Interstate Power and Light Co., 5.60%, 6/29/35	1,027

Semi-Annual Financial Statements and Other Information  39

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

660,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (b)	$659
555,000	Kilroy Realty LP, 5.88%, 10/15/35	540
1,350,000	National Fuel Gas Co., 5.50%, 3/15/30	1,378
610,000	Nevada Power Co., 6.00%, 3/15/54	614
1,000,000	NiSource Inc., 5.65%, 2/01/45	972
900,000	Northern States Power Co., 5.10%, 5/15/53	816
1,000,000	Public Service Electric and Gas Co. R, 5.63%, 1/01/56	984
1,010,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (b)	1,023
1,450,000	RWE Finance U.S. LLC 144A, 5.88%, 4/16/34 (b)	1,501
850,000	Snam SpA 144A, 5.75%, 5/28/35 (b)	874
1,400,000	Southern Co., 4.40%, 7/01/46	1,154
585,000	Tucson Electric Power Co., 5.50%, 4/15/53	554
1,275,000	Union Electric Co., 5.13%, 3/15/55	1,155
		28,547
Total Corporate Bond (Cost - $325,193)		312,287
Foreign Government (1%)
25,000,000	Mexican Bonos Series M, 8.50%, 11/18/38 MXN (f)	1,326
786,000	Romanian Government International Bond 144A, 5.75%, 7/04/36 (b)	741
Total Foreign Government (Cost - $2,187)		2,067
Mortgage Backed (12%)
1,300,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.388%), 5.06%, 12/17/29 (a)(b)	1,299
142,496	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 5.34%, 5/17/41 (a)(b)	143
1,085,032	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 5.05%, 3/15/41 (a)(b)	1,087
818,982	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 5.30%, 5/15/41 (a)(b)	820
1,271,338	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.15%, 6/15/41 (a)(b)	1,269
1,000,000	BX Trust 2025-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.550%), 5.20%, 12/15/42 (a)(b)	1,003
2,101,448	COLT Mortgage Loan Trust 2025-6 144A, 5.53%, 8/25/70 (b)	2,114
1,937,250	COLT Mortgage Loan Trust 2025-11 144A, 5.05%, 11/25/70 (b)(g)	1,937
1,345,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.15%, 1/25/42 (a)(b)	1,376
1,925,232	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (b)(g)	1,927
450,428	Cross Mortgage Trust 2025-H7 144A, 4.93%, 9/25/70 (b)(g)	449
1,901,436	Cross Mortgage Trust 2026-NQM3 144A, 5.13%, 3/25/71 (b)(g)	1,899
1,250,886	Freddie Mac STACR REMIC Trust 2023-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 5.75%, 3/25/43 (a)(b)	1,266

Principal or Shares	Security Description	Value (000)

1,900,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 8/18/42 (a)(b)	$1,902
1,700,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 5.20%, 11/18/39 (a)(b)	1,705
1,308,253	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (b)(g)	1,304
1,853,415	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM10 144A, 5.12%, 11/25/70 (b)(g)	1,850
1,285,342	Morgan Stanley Residential Mortgage Loan Trust 2026-NQM1 144A, 4.81%, 12/25/70 (b)(g)	1,277
1,700,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.393%), 5.05%, 10/15/40 (a)(b)	1,701
1,500,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (b)(g)	1,478
833,251	OBX Trust 2025-NQM7 144A, 5.56%, 5/25/55 (b)	839
680,210	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	680
1,434,082	OBX Trust 2025-NQM16 144A, 4.91%, 8/25/65 (b)(g)	1,430
1,655,000	PFP Ltd. 2025-12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.489%), 5.15%, 12/18/42 (a)(b)	1,659
1,568,337	RCKT Mortgage Trust 2025-CES11 144A, 4.97%, 11/25/55 (b)	1,562
2,056,300	RCKT Mortgage Trust 2026-CES1 144A, 4.83%, 1/25/56 (b)	2,041
1,977,956	RCKT Mortgage Trust 2026-CES3 144A, 5.14%, 3/25/56 (b)	1,977
1,450,000	RCKT Mortgage Trust 2026-CES4 144A, 5.12%, 4/25/56 (b)	1,451
1,946,022	Verus Securitization Trust 2025-11 144A, 4.91%, 11/25/70 (b)(g)	1,942
1,494,650	Verus Securitization Trust 2026-3 144A, 4.93%, 3/25/71 (b)(g)	1,492
1,600,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 5.20%, 10/13/39 (b)(g)	1,591
Total Mortgage Backed (Cost - $44,536)		44,470
Municipal (0%)
1,050,000	Michigan Finance Authority D, 5.02%, 11/01/43 (Cost - $1,050)	1,009
Investment Company (4%)
8,439,829	Payden Cash Reserves Money Market Fund*	8,440
589,623	Payden Emerging Market Corporate Bond Fund, SI Class*	5,182
Total Investment Company (Cost - $13,426)		13,622
Total Investments (Cost - $400,201) (101%)		387,050
Liabilities in excess of Other Assets (-1%)		(3,322)

Net Assets (100%)		$383,728

40  Payden Mutual Funds

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(d)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $5,659 and the total market value of the collateral held by the Fund is $5,899. Amounts in 000s.

(e)	Perpetual security with no stated maturity date.
(f)	Principal in foreign currency.
(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 1,009	ZAR 16,238	HSBC Bank USA, N.A.	05/21/2026	$36
USD 1,416	MXN 24,469	Morgan Stanley	05/21/2026	18
ZAR 16,238	USD 971	HSBC Bank USA, N.A.	05/21/2026	2

				56

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	136	Jun-26	$15,347	$(618)	$(618)
U.S. Treasury 10-Year Note Future	88	Jun-26	9,732	(232)	(232)
U.S. Treasury 2-Year Note Future	106	Jun-26	21,955	(196)	(196)
U.S. Treasury 5-Year Note Future	139	Jun-26	14,989	(267)	(267)

					(1,313)

Short Contracts:
U.S. 10-Year Ultra Future	11	Jun-26	(1,241)	30	30
U.S. Ultra Bond Future	33	Jun-26	(3,796)	178	178

					208

Total Futures					$(1,105)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$5,659
Non-cash Collateral[2]	(5,659)

Net Amount	$–

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  41

   Payden Strategic Income Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (6%)
450,000	American Credit Acceptance Receivables Trust 2024-1 144A, 7.98%, 11/12/31 (a)	$463
500,000	American Credit Acceptance Receivables Trust 2026-2 144A, 4.85%, 5/10/32 (a)	500
207,350	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (a)	203
900,000	Bain Capital Credit CLO Ltd. 2021-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.000%), 4.68%, 10/20/34 (a)(b)	899
650,000	Basswood Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.030%), 4.71%, 4/20/34 (a)(b)	650
675,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	494
559,323	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	541
547,250	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	495
74,337	Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 4.95%, 4/15/31 (a)(b)	74
1,050,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.164%), 5.83%, 5/16/38 (a)(b)	1,054
1,000,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.020%), 4.70%, 4/16/34 (a)(b)	998
1	Juniper Receivables 2021-2 DAC Holding Class R-1 Notes, 0.00%, 2/15/29 (d)	110
400,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.28%, 7/20/36 (a)(b)	399
850,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 5.27%, 4/20/56 (a)	854
219,832	Montmartre Euro CLO DAC 2020-2A 144A, (3 mo. EURIBOR + 0.960%), 3.16%, 7/15/34 EUR (a)(b)(c)	258
500,000	Neuberger Berman Loan Advisers Euro CLO DAC 2021-2A 144A, (3 mo. EURIBOR + 1.030%), 3.23%, 4/15/34 EUR (a)(b)(c)	587
100,000	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 5.11%, 11/20/50 (a)	57
700,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 5.21%, 4/16/37 (a)(b)	701
384,375	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	365
78,000	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 5.10%, 10/20/31 (a)(b)	78
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	531
495,000	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	502
550,000	Taco Bell Funding LLC 2025-1A 144A, 4.82%, 8/25/55 (a)	545

300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	308
Total Asset Backed (Cost - $12,572)		11,666

Principal or Shares	Security Description	Value (000)

Bank Loan(e) (2%)
460,000	Crescent Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.41%, 2/11/33	$463
494,984	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.20%, 4/01/30	500
291,397	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 7.95%, 10/09/30	292
308,321	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.41%, 8/05/32	310
425,505	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.90%, 7/21/28	429
342,184	Pegasus Bidco Bv Term Loan B 1L, (2 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 7/12/29	344
148,313	Standard Industries Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 5.40%, 9/22/28	149
270,000	Venture Global Calcasieu Pass LLC Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 4/11/33	271
541,750	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 7.70%, 11/29/30	526
Total Bank Loan (Cost - $3,253)		3,284
Corporate Bond (38%)
Financial (15%)
450,000	Ally Financial Inc. B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (b)(f)	449
450,000	Ally Financial Inc. D, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.148%), 7.10% (b)(f)	450
450,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	470
560,000	American Tower Corp., 3.95%, 3/15/29	552
400,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (a)	397
240,000	Asurion LLC/ Asurion Co.-Issuer Inc. 144A, 8.00%, 12/31/32 (a)	251
500,000	Athene Holding Ltd., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (b)	486
600,000	Avolon Holdings Funding Ltd. 144A, 4.70%, 1/30/31 (a)	590
425,000	Banco Bilbao Vizcaya Argentaria SA, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.700%), 6.14%, 9/14/28 (b)	434
350,000	Banco de Credito e Inversiones SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(f)	376
400,000	Banco Santander SA, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	396
700,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.130%), 5.05%, 2/06/37 (b)	689

42  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	Bank of Nova Scotia, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	$743
450,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	450
300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (a)	306
550,000	Blackstone Private Credit Fund, 5.95%, 5/15/31 (g)	541
625,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	619
400,000	Blue Owl Capital Corp., 5.95%, 3/15/29	398
275,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	304
200,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.036%), 6.18%, 1/30/36 (b)	204
900,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.508%), 5.40%, 1/30/37 (b)	884
600,000	Charles Schwab Corp. L, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 6.10% (b)(f)	600
600,000	Citigroup Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.001%), 6.63% (b)(f)	608
900,000	Corebridge Financial Inc., 3.90%, 4/05/32	846
300,000	Danske Bank A/S 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	308
600,000	Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	596
750,000	Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	735
600,000	Extra Space Storage LP, 5.90%, 1/15/31	625
400,000	FIBRA Prologis 144A, 5.63%, 1/14/38 (a)	395
275,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	285
700,000	goeasy Ltd. 144A, 9.25%, 12/01/28 (a)(g)	662
500,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (a)	423
500,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.210%), 5.05%, 7/23/30 (b)	506
200,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.580%), 5.22%, 4/23/31 (b)	203
850,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.190%), 5.07%, 1/21/37 (b)	831
300,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (a)	296
250,000	HPS Corporate Lending Fund, 5.30%, 6/05/27	249
550,000	HPS Corporate Lending Fund, 4.90%, 9/11/28	539
600,000	Huntington Bancshares Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 6.14%, 11/18/39 (b)	612
600,000	Jane Street Group/JSG Finance Inc. 144A, 6.13%, 11/01/32 (a)	604
500,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	502

Principal or Shares	Security Description	Value (000)

750,000	Macquarie Bank Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	$677
650,000	MetLife Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.817%), 5.85%, 3/15/56 (b)	641
275,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.108%), 5.23%, 1/15/31 (b)	280
900,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.184%), 5.07%, 1/30/37 (b)	881
200,000	PennyMac Financial Services Inc. 144A, 6.88%, 5/15/32 (a)	198
650,000	Phillips Edison Grocery Center Operating Partnership I LP, 4.75%, 3/15/33	638
275,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (b)	278
800,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	813
500,000	Starwood Property Trust Inc. 144A, 5.25%, 10/15/28 (a)	498
650,000	Sumitomo Mitsui Financial Group Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.300%), 5.33%, 3/03/41 (b)	634
280,000	Synchrony Financial, 7.25%, 2/02/33	290
750,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.08%, 9/15/29 (b)	743
600,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.500%), 5.15%, 4/23/31 (b)	610
650,000	Western-Southern Global Funding 144A, 4.70%, 12/10/32 (a)	636
		28,231
Industrial (12%)
600,000	Airbnb Inc., 5.25%, 3/16/36	599
550,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (a)	566
450,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	457
425,000	BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a)(g)	371
550,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	564
350,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	347
225,000	Cemex SAB de CV 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.520%), 7.20% (a)(b)(f)	233
150,000	CF Industries Inc., 5.30%, 11/26/35	150
250,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	257
600,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a)	600
550,000	Cloud Software Group Inc. 144A, 6.63%, 8/15/33 (a)(g)	493
500,000	Clydesdale Acquisition Holdings Inc. 144A, 6.75%, 4/15/32 (a)	471
700,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	697
350,000	Crown Americas LLC, 5.88%, 6/01/33	353
500,000	Fidelity National Information Services Inc., 4.45%, 3/10/28	499
500,000	Flowers Foods Inc., 5.75%, 3/15/35 (g)	482
300,000	Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a)	299
550,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	554
500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (a)	519
550,000	General Motors Co., 5.60%, 10/15/32 (g)	563

Semi-Annual Financial Statements and Other Information  43

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

550,000	General Motors Financial Co. Inc., 4.60%, 1/08/31	$544
400,000	Grupo Nutresa SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.103%), 7.88% (a)(b)(f)	400
260,000	HCA Inc., 3.50%, 9/01/30	247
700,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/30	688
325,000	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	318
500,000	HUT 8 DC LLC 144A, 6.19%, 11/15/42 (a)	505
650,000	Hyundai Capital America 144A, 6.50%, 1/16/29 (a)	679
500,000	JH North America Holdings Inc. 144A, 5.88%, 1/31/31 (a)	500
200,000	Land O’ Lakes Inc. 144A, 7.00% (a)(f)	177
650,000	LYB International Finance III LLC, 5.88%, 1/15/36	657
475,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (a)	474
250,000	Marcobre SAC 144A, 5.75%, 1/22/36 (a)	247
300,000	OAK-Eagle Acquireco Inc. 144A, 7.25%, 7/01/33 (a)	309
250,000	OCP SA 144A, 6.10%, 4/30/30 (a)	255
1,100,000	Oracle Corp., 5.35%, 5/04/33	1,070
250,000	PetSmart LLC/PetSmart Finance Corp. 144A, 7.50%, 9/15/32 (a)	253
300,000	Quikrete Holdings Inc. 144A, 6.75%, 3/01/33 (a)	304
400,000	Regal Rexnord Corp., 6.40%, 4/15/33	426
1,100,000	Salesforce Inc., 5.55%, 3/15/36	1,097
500,000	SNF Group SACA 144A, 5.63%, 3/31/31 (a)	507
500,000	Solstice Advanced Materials Inc. 144A, 5.63%, 9/30/33 (a)	498
450,000	Standard Building Solutions Inc. 144A, 5.88%, 3/15/34 (a)(g)	439
350,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (a)	344
425,000	Sword Purchaser LLC 144A, 8.25%, 4/15/33 (a)	435
700,000	Synopsys Inc., 4.85%, 4/01/30	706
		21,153
Utility (11%)
700,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (a)	684
300,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 10/15/33 (a)	300
500,000	Archrock Services LP/Archrock Partners Finance Corp. 144A, 6.00%, 2/01/34 (a)	503
300,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 6.63%, 7/15/33 (a)	308
300,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (a)	310
300,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (a)	308
350,000	BP Capital Markets PLC, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(f)	367
400,000	Caturus Energy LLC 144A, 7.13%, 5/15/31 (a)	402
700,000	Cenovus Energy Inc., 4.65%, 3/20/31	697
370,000	CNX Resources Corp. 144A, 7.25%, 3/01/32 (a)	387
400,000	Comision Federal de Electricidad 144A, 6.05%, 1/28/34 (a)	395
500,000	CVR Energy Inc. 144A, 7.88%, 2/15/34 (a)	502

Principal or Shares	Security Description	Value (000)

400,000	Dhafrah Pv2 Energy Co. LLC 144A, 5.79%, 6/30/53 (a)	$396
975,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	862
600,000	Enerflex Inc. 144A, 6.88%, 1/15/31 (a)	618
200,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a)	201
400,000	Energy Transfer LP, 5.75%, 2/15/33	417
600,000	Energy Transfer LP, 6.55%, 12/01/33	651
750,000	Expand Energy Corp., 5.70%, 1/15/35	765
350,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (a)	356
450,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (a)	453
450,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (a)	466
680,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	689
800,000	NRG Energy Inc. 144A, 6.25%, 11/01/34 (a)	810
350,000	Obsidian Energy Ltd. 144A, 8.13%, 12/03/30 CAD (a)(c)	263
450,000	Occidental Petroleum Corp., 5.55%, 10/01/34	458
332,500	OHI Group SA 144A, 13.00%, 7/22/29 (a)	339
300,000	ONEOK Inc., 5.80%, 11/01/30	312
650,000	Palomino Funding Trust I 144A, 7.23%, 5/17/28 (a)	677
450,000	Petroleos Mexicanos, 6.70%, 2/16/32	452
500,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (a)	506
300,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a)	334
600,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	566
300,000	SM Energy Co. 144A, 6.63%, 4/15/34 (a)	304
550,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	548
250,000	Sunoco LP 144A, 6.25%, 7/01/33 (a)	256
263,990	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	262
400,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 6.25%, 10/01/33 (a)	404
400,000	Var Energi ASA 144A, 8.00%, 11/15/32 (a)	455
1,000,000	Vistra Operations Co. LLC 144A, 5.55%, 4/30/36 (a)	991
100,000	Western Midstream Operating LP, 6.35%, 1/15/29	104
700,000	Western Midstream Operating LP, 4.80%, 3/01/31	696
250,000	Western Midstream Operating LP, 6.15%, 4/01/33	262
800,000	Williams Cos. Inc., 5.65%, 3/15/33	829
		20,865
Total Corporate Bond (Cost - $70,226)		70,249
Foreign Government (4%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	142
280,000	Brazilian Government International Bond, 4.88%, 4/23/33 EUR (c)	326
350,000	Chile Government International Bond, 3.88%, 4/14/36 EUR (c)	403
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	586
350,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (a)	360

44  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

590,000	Guatemala Government Bond, 4.50%, 5/03/26 (h)	$591
350,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (a)	375
300,000	Ivory Coast Government International Bond 144A, 7.63%, 1/30/33 (a)	315
250,000	Ivory Coast Government International Bond 144A, 6.75%, 2/25/41 (a)	231
500,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	359
200,000	Panama Government International Bond, 5.23%, 2/23/34	199
450,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	468
200,000	Paraguay Government International Bond 144A, 6.65%, 3/04/55 (a)	212
700,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (a)	700
300,000	Peruvian Government International Bond, 5.38%, 2/08/35	303
250,000	Republic of South Africa Government International Bond Series 10Y, 4.85%, 9/30/29	249
250,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	255
300,000	Republic of South Africa Government International Bond 144A, 6.13%, 12/11/37 (a)	286
300,000	Romanian Government International Bond 144A, 5.75%, 9/16/30 (a)	304
300,000	Romanian Government International Bond 144A, 5.75%, 7/04/36 (a)	283
Total Foreign Government (Cost - $7,023)		6,947
Mortgage Backed (20%)
300,000	Acore Issuer LLC 2026-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 8/20/43 (a)(b)	300
700,000	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.16%, 9/20/43 (a)(b)	702
800,000	AREIT 2025-CRE11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.550%), 5.22%, 7/25/43 (a)(b)	802
450,000	BDS LLC 2024-FL13 144A, (1 mo. Term Secured Overnight Financing Rate + 1.576%), 5.24%, 9/19/39 (a)(b)	451
850,000	BDS LLC 2026-FL17 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.00%, 5/19/43 (a)(b)	852
647,910	Bravo Residential Funding Trust 2025-NQM10 144A, 4.87%, 9/25/65 (a)(i)	646
445,379	Bravo Residential Funding Trust 2025-NQM9 144A, 5.04%, 9/25/65 (a)	445
278,248	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	280
343,884	BRAVO Residential Funding Trust 2026-NQM1 144A, 4.83%, 12/25/65 (a)(i)	342
400,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.386%), 5.05%, 1/17/43 (a)(b)	401
300,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.648%), 5.32%, 1/17/43 (a)(b)	301

Principal or Shares	Security Description	Value (000)

639,347	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 3.140%), 6.79%, 2/15/39 (a)(b)	$643
525,000	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.34%, 3/15/41 (a)(b)	527
500,000	BX Commercial Mortgage Trust 2026-CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 2/15/43 (a)(b)	502
700,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 5.30%, 2/15/41 (a)(b)	700
700,000	BX Trust 2026-RISE 144A, (1 mo. Term Secured Overnight Financing Rate + 1.300%), 4.97%, 4/15/41 (a)(b)	702
300,000	BXMT Ltd. 2026-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 8/19/43 (a)(b)	300
523,171	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	527
231,274	COLT Mortgage Loan Trust 2025-10 144A, 5.09%, 10/25/70 (a)(i)	231
550,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 5.60%, 3/25/44 (a)(b)	556
211,027	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(i)	212
186,322	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(i)	187
400,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	409
192,627	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.50%, 10/15/42 (a)(b)	193
658,196	Extended Stay America Trust 2026-ESH2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.200%), 4.85%, 2/15/43 (a)(b)	660
490,601	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.01%, 1/25/29 (b)	500
932,734	FN CB3622 30YR, 4.00%, 5/01/52	879
393,743	FN CB4120 30YR, 4.00%, 7/01/52	371
926,384	FN CB4127 30YR, 4.50%, 7/01/52	895
1,672,652	FN CB4211 30YR, 4.50%, 7/01/52	1,618
898,585	FN CB4794 30YR, 4.50%, 10/01/52	868
487,393	FN CB8021 30YR, 6.50%, 2/01/54	513
420,848	FN FS8791 30YR, 6.00%, 8/01/54	430
2,197,490	FN MA4785 30YR, 5.00%, 10/01/52	2,178
158,829	FN MA4876 30YR, 6.00%, 12/01/52	164
1,269,661	FN MA5040 30YR, 6.00%, 6/01/53	1,304
571,421	FR RA7778 30YR, 4.50%, 8/01/52	552
608,923	FR RA7790 30YR, 5.00%, 8/01/52	605
482,322	FR RA7936 30YR, 5.00%, 9/01/52	480
806,079	FR RA8249 30YR, 5.50%, 11/01/52	815
1,101,403	FR RA8415 30YR, 5.50%, 1/01/53	1,113
245,231	FR RA8647 30YR, 4.50%, 5/01/53	237
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.914%), 8.58%, 9/25/47 (a)(b)	328
500,000	FS Rialto Issuer LLC 2026-FL11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 1/19/44 (a)(b)	501

Semi-Annual Financial Statements and Other Information  45

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

550,000	Greystone CRE Notes HC-4 LLC 2025-HC4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.784%), 5.44%, 10/15/42 (a)(b)	$551
184,416	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 3.90%, 8/17/33 EUR (a)(b)(c)	217
776,488	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 4.70%, 8/17/33 EUR (b)(c)(h)	911
22,245	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(i)	21
142,286	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(i)	137
750,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (a)(i)	739
289,012	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	290
290,305	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	292
236,595	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	237
217,378	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	218
153,517	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(i)	154
233,347	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	235
162,183	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (a)(i)	164
367,752	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (a)(i)	370
239,014	OBX Trust 2025-NQM16 144A, 5.06%, 8/25/65 (a)	238
204,005	OBX Trust 2025-NQM18 144A, 5.06%, 9/25/65 (a)(i)	204
288,986	OBX Trust 2026-NQM1 144A, 4.85%, 11/25/65 (a)(i)	288
296,711	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (a)	299
147,528	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (a)	148
345,662	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	347
453,129	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (a)(i)	453
684,876	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (a)	681
553,531	RCKT Mortgage Trust 2025-CES11 144A, 4.97%, 11/25/55 (a)	551
430,388	RCKT Mortgage Trust 2026-CES1 144A, 4.83%, 1/25/56 (a)	427
300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.26%, 2/25/47 (a)(b)	361
400,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.340%), 6.99%, 2/15/42 (a)(b)	396
550,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 6/18/43 (a)(b)	551
238,278	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(i)	239

Principal or Shares	Security Description	Value (000)

259,415	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(i)	$261
568,544	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(i)	573
194,782	Verus Securitization Trust 2026-1 144A, 4.86%, 1/25/71 (a)(i)	194
550,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.692%), 6.35%, 10/15/42 (a)(b)	552

Total Mortgage Backed (Cost - $37,372)		37,521

Municipal (2%)
295,000	California Earthquake Authority A, 5.60%, 7/01/27	297
245,111	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(j)	—
900,000	County of Alameda CA B, 3.95%, 8/01/33	864
250,000	District of Columbia Water & Sewer Authority A, 4.81%, 10/01/14	205
330,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (k)	292
340,000	Idaho Housing & Finance Association A, 6.00%, 1/01/65 (k)	355
400,000	Pennsylvania Economic Development Financing Authority B, 6.53%, 6/15/39	432
600,000	Regents of the University of California Medical Center Pooled Revenue Q, 4.13%, 5/15/32	587

Total Municipal (Cost - $3,400)		3,032

U.S. Government Agency (1%)
950,000	Tennessee Valley Authority, 5.25%, 9/15/39 (Cost - $1,028)	988

U.S. Treasury (23%)
2,500,000	U.S. Treasury Bill, 3.57%, 8/27/26 (d)	2,471
3,440,000	U.S. Treasury Bill, 3.70%, 4/15/27 (d)	3,321
1,940,000	U.S. Treasury Bond, 2.00%, 8/15/51 (l)(m)	1,091
1,900,000	U.S. Treasury Bond, 4.75%, 5/15/55	1,827
1,550,000	U.S. Treasury Bond, 4.75%, 8/15/55	1,491
560,000	U.S. Treasury Bond, 4.75%, 2/15/56	539
3,808,538	U.S. Treasury Inflation Indexed Notes, 1.63%, 4/15/30	3,870
3,012,744	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	2,970
490,000	U.S. Treasury Note, 3.50%, 1/31/28 (l)(m)	487
320,000	U.S. Treasury Note, 3.88%, 8/31/32	315
3,000,000	U.S. Treasury Note, 3.75%, 10/31/32	2,928
1,770,000	U.S. Treasury Note, 3.88%, 12/31/32	1,738
1,810,000	U.S. Treasury Note, 3.88%, 8/15/34	1,757
2,050,000	U.S. Treasury Note, 4.25%, 11/15/34	2,040
7,720,000	U.S. Treasury Note, 4.25%, 5/15/35	7,663
8,730,000	U.S. Treasury Note, 4.25%, 8/15/35	8,655

Total U.S. Treasury (Cost - $44,494)		43,163

Stock (1%)
Preferred Stock (1%)
40,000	Morgan Stanley, 6.50% (f) (Cost - $1,000)	1,011

Total Stock (Cost - $1,000)		1,011

Investment Company (5%)
6,499,052	Payden Cash Reserves Money Market Fund*	6,499
101,806	Payden Emerging Market Corporate Bond Fund, SI Class*	895

46  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
197,095	Payden Emerging Markets Local Bond Fund, SI Class*	$1,900
Total Investment Company (Cost - $ 9,218)		9,294
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $ 944)		949
Total Investments (Cost - $ 190,530)(102%)		188,104
Liabilities in excess of Other Assets (-2%)		(2,895)
Net Assets (100%)		$185,209

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $1,718 and the total market value of the collateral held by the Fund is $1,783. Amounts in 000s.

(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Payment of principal and/or interest is insured against default by a monoline insurer.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.
(m)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.748% Annually, Pay Variable 3.660% (SOFRRATE) Annually	Barclays Bank PLC	$19,620	02/22/2027	$272	Call
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE) Annually, Pay Fixed 3.748% Annually	Barclays Bank PLC	19,620	02/22/2027	677	Put

Total Purchased Swaptions				$949

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 1,809	CAD 2,456	BNP PARIBAS	06/17/2026	$(2)
USD 24	GBP 18	BNP PARIBAS	06/17/2026	(1)
USD 4,118	EUR 3,557	Wells Fargo Securities LLC	06/17/2026	(66)

Net Unrealized Depreciation				$(69)

Semi-Annual Financial Statements and Other Information  47

   Payden Strategic Income Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	492	Jun-26	$101,906	$(198)	$(198)

Short Contracts:
U.S. Treasury 5-Year Note Future	231	Jun-26	(24,910)	357	357
U.S. Ultra Bond Future	60	Jun-26	(6,902)	97	97

					454

Total Futures					$256

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Fixed 3.748% Annually, Pay Variable 0.000% (SOFRRATE) Annually	02/24/2037	USD 5,100	$(105)	$(97)	$(8)
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE) Annually, Pay Fixed 3.282% Annually	02/27/2035	USD 3,200	147	–	147
10-Year SOFR Swap, Receive Variable 3.926% (SOFRRATE) Annually, Pay Fixed 2.738% Annually	08/30/2034	USD 2,600	230	–	230

10-Year SOFR Swap, Receive Variable 4.030% (SOFRRATE) Annually, Pay Fixed 2.936% Annually	06/28/2034	USD 2,630	194	–	194
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay Variable 3.926% (SOFRRATE) Annually	08/30/2026	USD 11,900	(135)	–	(135)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay Variable 4.030% (SOFRRATE) Annually	06/29/2026	USD 11,766	(137)	–	(137)
2-Year SOFR Swap, Receive Fixed 3.333% Annually, Pay Variable 3.660% (SOFRRATE) Annually	02/27/2027	USD 13,500	(50)	–	(50)
5-Year Interest Rate Swap, Receive Fixed 4.647% Quarterly, Pay Variable 3.660% (BBSW6M) Semi Annually	12/17/2031	AUD 15,890	(159)	–	(159)
5-Year Interest Rate Swap, Receive Variable 3.686% (SOFRRATE) Annually, Pay Fixed 3.529% Annually	12/18/2031	USD 10,230	118	–	118

			$103	$(97)	$200

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,718
Non-cash Collateral[2]	(1,718)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

48  Payden Mutual Funds

   Payden Absolute Return Bond Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (12%)
2,300,000	AGL CLO Ltd. 2025-39A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.18%, 4/20/38 (a)(b)	$2,278
3,250,000	Allegro CLO XII Ltd. 2020-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.440%), 5.11%, 7/21/37 (a)(b)	3,254
2,300,000	American Credit Acceptance Receivables Trust 2026-2 144A, 5.18%, 6/08/32 (b)	2,289
3,200,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (b)(c)	2,334
1,250,000	CVC Cordatus Loan Fund XV DAC 15A 144A, (3 mo. EURIBOR + 3.400%), 5.76%, 2/26/39 EUR (a)(b)(c)	1,474
1,150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (b)	1,127
2,000,000	Diamond Issuer LLC 2021-1A 144A, 3.79%, 11/20/51 (b)	1,934
1,863,184	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (b)	1,686
110	Flagship Credit Auto Trust, 0.00%, 3/15/29 (d)	—
1,950,000	Flatiron CLO 24 Ltd. 2023-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.350%), 5.94%, 1/15/39 (a)(b)	1,943
1,550,000	Flexential Issuer LLC 2025-1A 144A, 6.03%, 10/25/60 (b)	1,545
2,067,126	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 5.89%, 2/23/39 (a)(b)	2,070
3,500,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.020%), 4.70%, 4/16/34 (a)(b)	3,495
1,482,142	Golub Capital Partners Static Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 4.80%, 7/20/35 (a)(b)	1,483
2,500,000	Henley CLO III DAC 3X, (3 mo. EURIBOR + 0.970%), 3.14%, 12/25/35 EUR (a)(c)(e)	2,933
500,000	Henley CLO XII DAC 12X, (3 mo. EURIBOR + 3.100%), 5.30%, 1/15/38 EUR (a)(c)(e)	587
1,775,000	Hotwire Funding LLC 2021-1 144A, 2.66%, 11/20/51 (b)	1,753
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (b)	777
2,475,000	HPS Loan Management Ltd. 2021-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.110%), 4.78%, 1/23/35 (a)(b)	2,472
223,385	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (b)	227
10	Juniper Receivables DAC 2021-2X, 0.00%, 2/15/29 (d)(e)	110
10	Juniper Receivables DAC 2022-1 R1, 0.00%, (d)	114
10	Juniper Receivables DAC 2023-1, 0.00%, 7/15/30 (d)	160
2,275,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.76%, 7/20/36 (a)(b)	2,273
3,100,000	KKR CLO Ltd. 25 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.62%, 7/15/34 (a)(b)	3,093

Principal or Shares	Security Description	Value (000)

3,050,000	KKR CLO Ltd. 26 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.77%, 10/15/34 (a)(b)	$3,049
1,114,349	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 2/17/39 (a)(b)	1,117
1,425,000	Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%, 12/15/55 (b)	1,433
2,700,000	Madison Park Funding LVII Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 4.95%, 7/27/34 (a)(b)	2,699
1,725,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 5.27%, 4/20/56 (b)	1,732
975,000	Mtp Abs Funding LLC 2026-1A 144A, 5.88%, 4/25/56 (b)	975
2,050,000	Neuberger Berman Loan Advisers CLO Ltd. 2026-63A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.400%), 6.12%, 4/16/39 (a)(b)	2,050
2,575,083	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (b)	1,816
693,875	Oak Street Investment Grade Net Lease Fund 2021-1A 144A, 2.80%, 1/20/51 (b)	434
1,300,000	Palmer Square European Loan Funding DAC 2026-1A 144A, (3 mo. EURIBOR + 3.350%), 0.00%, 10/15/35 EUR (a)(b)(c)	1,533
2,800,000	Penta CLO DAC 2022-11A 144A, (3 mo. EURIBOR + 2.700%), 4.84%, 1/15/39 EUR (a) (b)(c)	3,253
309,320	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (b)	311
2,300,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 18.06%, 12/15/32 (b)	2,409
100	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	1,061
2,275,000	Sona Fios CLO II DAC 2A 144A, (3 mo. EURIBOR + 2.950%), 4.93%, 2/15/39 EUR (a) (b)(c)	2,643
2,098,867	Sound Point Euro CLO I Funding DAC 1X, (3 mo. EURIBOR + 0.820%), 2.99%, 5/25/34 EUR (a)(c)(e)	2,460
85	United Auto Credit Securitization Trust 2022-2, 0.00%, 4/10/29 (d)	—
1,550,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (b)	1,538
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (b)	1,016
2,025,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (b)	2,077
Total Asset Backed (Cost - $83,686)		75,017
Bank Loan(f) (12%)
3,412,767	AAdvantage Loyality IP Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.43%, 5/28/32	3,404
3,085,000	Allison Transmission Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 0.750%), 5.40%, 1/02/33	3,107
3,153,599	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 0.750%), 5.40%, 9/30/31	3,158

Semi-Annual Financial Statements and Other Information  49

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

668,321	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 8/02/32	$672
3,391,414	AmWINS Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.66%, 1/30/32	3,393
1,675,000	Biomarin Pharmaceutical Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 1.75%, 4/27/33	1,682
1,100,000	Clean Energy Future- Trumbull LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 3.00%, 4/29/33	1,104
1,700,000	Element Solutions Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 5.40%, 12/18/30	1,708
4,055,414	EMRLD Borrower LP Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.95%, 8/04/31	4,066
1,774,322	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.69%, 9/17/32	1,779
1,821,231	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 7.95%, 10/09/30	1,828
999,375	Genmab A/S Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.70%, 12/10/32	1,007
3,100,000	Graham Packaging Co. Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 1/26/33	3,098
2,550,000	Grifols International Services DAC Term Loan B 1L, (3 mo. EURIBOR + 3.000%), 3.00%, 4/01/33 EUR (c)	3,012
450,000	Hologic Inc. Term Loan B 1L, (3 mo. EURIBOR + 2.750%), 4.83%, 4/07/33 EUR (c)	529
2,800,000	Hologic Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 5.92%, 4/07/33	2,788
2,492,670	Iron Mountain Information Management LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.65%, 1/31/31	2,497
2,148,905	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.41%, 8/05/32	2,160
812,625	Lightning Power LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 5.90%, 8/18/31	817
249,388	Madison Iaq LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.38%, 11/08/32	250
2,831,798	McGraw-Hill Education Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 8/06/31	2,835
1,440,793	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.90%, 7/21/28	1,451
1,550,000	Nexstar Media Inc. Term Loan B7 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 3/18/33	1,551
1,550,000	Oak-Eagle Acquireco Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 3.50%, 3/24/33	1,552

Principal or Shares	Security Description	Value (000)

3,332,237	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.43%, 12/31/32	$3,355
1,346,608	Pegasus Bidco Bv Term Loan B 1L, (2 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 7/12/29	1,355
1,496,250	Qnity Electronics Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 11/01/32	1,504
2,600,487	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 2/10/32	2,606
3,092,250	Raising Canes Restaurants LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 11/03/32	3,099
1,600,000	Solstice Advanced Materials Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 5.41%, 10/29/32	1,613
1,072,313	Talen Energy Supply LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 11/25/32	1,075
925,878	Terex Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 0.750%), 5.40%, 10/08/31	932
1,625,000	TK Elevator Midco Gmbh Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.750%), 6.48%, 4/30/30	1,640
1,086,181	Transdigm Inc. Term Loan J 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.15%, 2/28/31	1,089
2,341,492	Transdigm Inc. Term Loan M 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 8/19/32	2,348
1,275,000	Treehouse Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 7.92%, 2/04/33	1,287
1,025,674	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.40%, 4/25/31	1,033
1,900,000	Venture Global Calcasieu Pass LLC Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 4/11/33	1,908
Total Bank Loan (Cost - $73,966)		74,292
Corporate Bond (24%)
1,650,000	ADT Security Corp. 144A, 5.88%, 10/15/33 (b)	1,627
1,700,000	AECOM 144A, 6.00%, 8/01/33 (b)	1,715
1,500,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.63%, 3/31/32 (b)	1,480
1,825,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.75%, 3/31/34 (b)	1,779
1,900,000	Allwyn Entertainment Financing UK PLC 144A, 4.63%, 8/15/31 EUR (b)(c)	2,204
200,000	Alpha Generation LLC 144A, 6.25%, 1/15/34 (b)	199
2,350,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 7/01/34 (b)	2,345
1,600,000	Archrock Services LP/Archrock Partners Finance Corp. 144A, 6.00%, 2/01/34 (b)	1,611
575,000	B&M European Value Retail PLC, 6.50%, 11/27/31 GBP (c)(e)	747

Semi-Annual   50

Principal or Shares	Security Description	Value (000)

1,450,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (b)	$1,490
2,270,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (b)	2,372
950,000	Boots Group Finco LP 144A, 5.38%, 8/31/32 EUR (b)(c)	1,135
810,000	Boparan Finance PLC, 9.38%, 11/07/29 GBP (c)(e)	1,165
1,425,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (b)	1,462
360,000	California Resources Corp. 144A, 7.00%, 1/15/34 (b)	368
915,000	Carpenter Technology Corp. 144A, 5.63%, 3/01/34 (b)	917
2,025,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 7.38%, 2/01/36 (b)(g)	1,987
1,525,000	Celanese U.S. Holdings LLC, 7.38%, 2/15/34	1,598
550,000	Cesar SpA 144A, 6.50%, 9/30/31 EUR (b)(c)	654
2,250,000	Citigroup Inc. JJ, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.745%), 6.50% (a)(h)	2,263
1,160,000	Clean Harbors Inc. 144A, 5.75%, 10/15/33 (b)	1,172
3,125,000	Clearway Energy Operating LLC 144A, 5.75%, 1/15/34 (b)	3,127
2,675,000	CNX Resources Corp. 144A, 5.88%, 3/01/34 (b)	2,655
2,100,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 5.50%, 1/30/33 (b)	2,094
1,375,000	CVR Energy Inc. 144A, 7.50%, 2/15/31 (b)	1,393
800,000	CVR Energy Inc. 144A, 7.88%, 2/15/34 (b)	803
1,150,000	doValue SpA 144A, 5.38%, 11/15/31 EUR (b)(c)	1,372
1,050,000	Edge Finco PLC 144A, 8.13%, 8/15/31 GBP (b)(c)	1,473
900,000	Emera U.S. Finance LLC A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.866%), 6.65%, 10/01/56 (a)	903
900,000	Emera U.S. Finance LLC B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.648%), 6.85%, 10/01/56 (a)	903
775,000	Eversource Energy A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.521%), 6.10%, 8/15/56 (a)	772
2,100,000	Eversource Energy B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.325%), 6.35%, 8/15/56 (a)	2,100
1,700,000	FIBRA Prologis 144A, 5.63%, 1/14/38 (b)	1,679
1,750,000	Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (b)	1,814
1,050,000	Flutter Treasury DAC 144A, 6.13%, 6/04/31 GBP (b)(c)	1,409
1,950,000	Ford Motor Credit Co. LLC, 5.42%, 4/09/31	1,933
1,625,000	Ford Motor Credit Co. LLC, 5.87%, 10/31/35	1,584
1,400,000	Fressnapf Holding SE, 5.25%, 10/31/31 EUR (c)(e)	1,638
1,000,000	Frontier Communications Holdings LLC 144A, 5.00%, 5/01/28 (b)	1,000
1,125,000	Gruppo San Donato SpA 144A, 6.50%, 10/31/31 EUR (b)(c)	1,322
825,000	Gruppo San Donato SpA, 6.50%, 10/31/31 EUR (c)(e)	969
1,075,000	HA Sustainable Infrastructure Capital Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.301%), 8.00%, 6/01/56 (a)	1,141
2,450,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (b)	2,493
945,000	JH North America Holdings Inc. 144A, 6.13%, 7/31/32 (b)	948

Principal or Shares	Security Description	Value (000)

1,850,000	JPMorgan Chase & Co. PP, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.080%), 6.10% (a)(h)	$1,850
1,400,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (b)	1,465
600,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 7.13%, 4/30/33 (b)	608
2,000,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (b)	2,015
1,775,000	LifePoint Health Inc. 144A, 7.00%, 5/01/34 (b)	1,733
2,260,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (b)	2,340
1,675,000	Main Street Capital Corp., 6.95%, 3/01/29	1,727
725,000	Maple Parent Holdings Corp. 144A, 5.05%, 3/26/31 (b)	727
975,000	Maple Parent Holdings Corp. 144A, 5.70%, 3/26/36 (b)	977
850,000	Maple Parent Holdings Corp. 144A, 6.63%, 3/26/56 (b)	861
1,975,000	Matador Resources Co. 144A, 6.00%, 4/15/34 (b)	1,983
1,200,000	MetLife Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.817%), 5.85%, 3/15/56 (a)	1,184
2,800,000	MKS Inc. 144A, 4.25%, 2/15/34 EUR (b)(c)	3,181
1,550,000	Moog Inc. 144A, 5.50%, 10/15/34 (b)	1,555
2,970,000	Novelis Corp. 144A, 6.38%, 8/15/33 (b)	2,985
900,000	Novo Banco SA, (3 mo. EURIBOR + 1.050%), 3.38%, 1/22/31 EUR (a)(c)(e)	1,047
400,000	OAK-Eagle Acquireco Inc. 144A, 6.25%, 7/01/33 EUR (b)(c)	484
550,000	OAK-Eagle Acquireco Inc. 144A, 7.25%, 7/01/33 (b)	567
950,000	OCP SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.746%), 6.74% (a)(b)(h)	947
1,400,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (b)(c)	1,667
375,000	Opal Bidco SAS, 5.50%, 3/31/32 EUR (c)(e)	447
2,275,000	Petroleos Mexicanos, 6.35%, 2/12/48	1,830
800,000	Post Holdings Inc. 144A, 6.25%, 10/15/34 (b)	790
2,000,000	Post Holdings Inc. 144A, 6.50%, 3/15/36 (b)	1,989
2,700,000	PR RNO Property Owner 1 LLC 144A, 6.50%, 5/01/31 (b)	2,678
1,525,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (b)	1,582
1,000,000	Puget Energy Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.961%), 7.00%, 9/15/56 (a)(b)	1,007
1,000,000	Puget Energy Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.848%), 7.25%, 9/15/56 (a)(b)	1,006
1,505,000	QXO Building Products Inc. 144A, 6.75%, 4/30/32 (b)	1,536
1,450,000	Royal Bank of Canada, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.462%), 6.50%, 11/24/85 (a)	1,430
1,800,000	Sagax AB, 4.38%, 5/29/30 EUR (c)(e)	2,154
2,525,000	SM Energy Co. 144A, 6.63%, 4/15/34 (b)	2,561
1,625,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (b)	1,547

Semi-Annual Financial Statements and Other Information  51

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,550,000	Standard Building Solutions Inc. 144A, 6.50%, 8/15/32 (b)	$1,567
1,375,000	Standard Building Solutions Inc. 144A, 6.25%, 8/01/33 (b)	1,376
825,000	Standard Building Solutions Inc. 144A, 5.88%, 3/15/34 (b)	805
1,275,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (b)	1,337
1,785,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (b)	1,782
1,100,000	TDF Infrastructure SAS, 4.13%, 10/23/31 EUR (c)(e)	1,292
1,625,000	Tenet Healthcare Corp. 144A, 5.50%, 11/15/32 (b)	1,622
725,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (b)	703
1,650,000	Tesco Corporate Treasury Services PLC, 3.38%, 5/06/32 EUR (c)(e)	1,908
975,000	TXNM Energy Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.254%), 7.00%, 7/31/56 (a)(b)	972
1,700,000	UKG Inc. 144A, 6.88%, 2/01/31 (b)	1,656
2,075,000	United Rentals North America Inc. 144A, 5.38%, 11/15/33 (b)	2,054
2,150,000	Valero Energy Corp., 5.15%, 3/10/36	2,118
1,575,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (b)	1,612
3,025,000	Wells Fargo & Co. GG, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.340%), 6.13% (a)(h)	3,036
400,000	WESCO Distribution Inc. 144A, 5.25%, 4/15/31 (b)	401
2,300,000	WESCO Distribution Inc. 144A, 5.50%, 4/15/34 (b)	2,300
1,092,890	Yinson Boronia Production BV, 8.95%, 7/31/42 (e)	1,211
Total Corporate Bond (Cost - $143,253)		144,027
Foreign Government (13%)
1,700,000	Albania Government International Bond, 4.75%, 2/14/35 EUR (c)(e)	1,984
775,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (b)(c)	905
1,400,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	1,047
44,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (c)	7,819
850,000	Brazilian Government International Bond, 4.88%, 4/23/33 EUR (c)	989
1,750,000	Brazilian Government International Bond, 5.50%, 4/23/36 EUR (c)	2,054
1,310,000	Dominican Republic International Bond, 5.95%, 1/25/27 (e)	1,323
1,625,000	Dominican Republic International Bond 144A, 5.88%, 10/28/35 (b)	1,592
1,650,000	Dominican Republic International Bond, 5.88%, 10/28/35 (e)	1,617
1,400,000	Egypt Government International Bond, 5.63%, 4/16/30 EUR (c)(e)	1,596
3,609,375	Ghana Government International Bond, 5.00%, 7/03/29 (e)	3,543
1,600,000	Ghana Government International Bond, 5.00%, 7/03/35 (e)	1,472
1,246,000	Guatemala Government Bond, 6.55%, 2/06/37 (e)	1,334

Principal or Shares	Security Description	Value (000)

1,688,320,000	Hungary Government Bond Series 31/A, 3.25%, 10/22/31 HUF (c)	$4,788
611,639	Ivory Coast Government International Bond, 6.38%, 3/03/28 (e)	620
1,350,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 EUR (c)(e)	1,524
300,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (b)	319
600,000	Ivory Coast Government International Bond, 8.08%, 4/01/36 (e)	639
200,000	Ivory Coast Government International Bond, 8.25%, 1/30/37 (e)	215
201,930,000	Mexican Bonos Series M, 7.75%, 11/23/34 MXN (c)	10,597
400,000	Mexico Government International Bond, 5.38%, 3/22/33	394
2,250,000	Mexico Government International Bond, 4.88%, 5/16/36 EUR (c)	2,614
1,400,000	Nigeria Government International Bond, 10.38%, 12/09/34 (e)	1,679
1,900,000	Panama Government International Bond, 5.23%, 2/23/34	1,891
1,375,000	Panama Government International Bond, 5.66%, 2/23/38	1,386
25,300,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (b)(c)(e)	7,525
1,950,000	Peruvian Government International Bond, 6.20%, 6/30/55	1,980
76,889,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (c)	4,444
2,000,000	Republic of South Africa Government International Bond 144A, 6.13%, 12/11/37 (b)	1,908
675,000	Republic of South Africa Government International Bond 144A, 7.25%, 12/11/55 (b)	637
1,800,000	Republic of Uzbekistan International Bond, 6.95%, 5/25/32 (e)	1,946
19,485,000	Romania Government Bond Series 15Y, 3.65%, 9/24/31 RON (c)	3,764
500,000	Romanian Government International Bond, 5.88%, 7/11/32 EUR (c)(e)	602
1,050,000	Romanian Government International Bond 144A, 5.88%, 7/11/32 EUR (b)(c)	1,265
1,050,000	Romanian Government International Bond 144A, 4.63%, 3/04/33 EUR (b)(c)	1,169
95,000	Romanian Government International Bond 144A, 6.00%, 9/24/44 EUR (b)(c)	104
675,000	Sri Lanka Government International Bond, 3.60%, 2/15/38 (e)	637
1,125,000	Turkiye Government International Bond, 6.38%, 5/22/31	1,118
1,075,000	Turkiye Government International Bond, 6.88%, 1/14/38	1,031
Total Foreign Government (Cost - $81,270)		82,071
Mortgage Backed (31%)
2,125,000	1301 Trust 2025-1301 144A, 5.83%, 8/11/42 (b)(i)	2,134
1,150,000	1301 Trust 2025-1301 144A, 6.43%, 8/11/42 (b)(i)	1,155
1,650,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 5.47%, 11/15/36 (a)(b)	1,654

52  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,775,000	AREIT 2025-CRE11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 5.42%, 7/25/43 (a)(b)	$1,772
1,300,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.092%), 5.76%, 1/17/30 (a)(b)	1,288
2,600,000	BDS LLC 2025-FL15 144A, (1 mo. Term Secured Overnight Financing Rate + 1.400%), 5.06%, 3/19/43 (a)(b)	2,602
1,150,000	BDS LLC 2026-FL17 144A, (1 mo. Term Secured Overnight Financing Rate + 1.950%), 5.60%, 5/19/43 (a)(b)	1,153
2,050,000	BFLD Commercial Mortgage Trust 2025-660F 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.15%, 11/15/42 (a)(b)	2,054
1,425,000	BFLD Commercial Mortgage Trust 2025-660F 144A, (1 mo. Term Secured Overnight Financing Rate + 2.150%), 5.80%, 11/15/42 (a)(b)	1,429
1,350,000	BOS Trust 2026-LYRK 144A, 6.39%, 5/11/41 (b)(i)	1,350
2,195,372	Bravo Residential Funding Trust 2025-NQM1 144A, 5.60%, 12/25/64 (b)	2,210
929,149	Bravo Residential Funding Trust 2025-NQM3 144A, 5.57%, 3/25/65 (b)	935
1,415,973	BRAVO Residential Funding Trust 2024-NQM7 144A, 6.06%, 10/27/64 (b)	1,424
1,373,059	BRAVO Residential Funding Trust 2025-NQM2 144A, 5.68%, 11/25/64 (b)	1,383
1,908,662	BRAVO Residential Funding Trust 2025-NQM6 144A, 5.33%, 6/25/65 (b)	1,915
2,635,416	BRAVO Residential Funding Trust 2025-NQM7 144A, 5.46%, 7/25/65 (b)(i)	2,649
1,952,107	BRAVO Residential Funding Trust 2026-NQM2 144A, 5.03%, 11/25/65 (b)	1,931
1,704,549	BRAVO Residential Funding Trust 2026-NQM3 144A, 5.34%, 11/25/65 (b)	1,698
2,233,424	BRAVO Residential Funding Trust 2026-NQM4 144A, 5.64%, 3/25/66 (b)	2,236
2,500,000	BSPDF Issuer LLC 2026-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.100%), 5.76%, 9/18/43 (a)(b)	2,497
1,050,000	BSPRT Issuer LLC 2026-FL13 144A, (1 mo. Term Secured Overnight Financing Rate + 2.200%), 5.85%, 10/18/43 (a)(b)	1,052
900,000	BSPRT Issuer LLC 2026-FL13 144A, (1 mo. Term Secured Overnight Financing Rate + 3.050%), 6.70%, 10/18/43 (a)(b)	902
1,956,442	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.30%, 8/15/42 (a)(b)	1,967
1,300,000	BX Commercial Mortgage Trust 2026-CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 2.450%), 6.10%, 2/15/43 (a)(b)	1,309
1,975,000	BX Commercial Mortgage Trust 2026-XL6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.100%), 5.75%, 3/15/43 (a)(b)	1,970
1,250,000	BX Commercial Mortgage Trust 2026-LP3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 5.40%, 4/15/43 (a)(b)	1,255
1,175,000	BX Commercial Mortgage Trust 2026-ALOHA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.40%, 4/15/43 (a)(b)	1,178

Principal or Shares	Security Description	Value (000)

2,000,000	BX Commercial Mortgage Trust 2026-ALOHA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.150%), 5.85%, 4/15/43 (a)(b)	$2,006
1,325,000	BX Commercial Mortgage Trust 2026-LP3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.350%), 6.00%, 4/15/43 (a)(b)	1,332
3,950,000	BX Mortgage Trust 2025-BIO3 144A, 6.14%, 2/10/42 (b)	4,004
1,500,000	BX Trust 2026-OPTM 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.26%, 3/15/39 (a)(b)	1,499
1,700,000	BX Trust 2026-OPTM 144A, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 5.66%, 3/15/39 (a)(b)	1,699
1,850,000	BX Trust 2026-RISE 144A, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 5.67%, 4/15/41 (a)(b)	1,856
1,559,188	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.60%, 6/15/41 (a)(b)	1,556
2,200,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.55%, 3/15/42 (a)(b)	2,187
2,300,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.192%), 5.85%, 3/15/42 (a)(b)	2,287
1,425,000	BX Trust 2025-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.200%), 5.85%, 12/15/42 (a)(b)	1,428
2,550,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 6.90%, 7/15/44 (a)(b)	2,554
2,425,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.40%, 12/15/44 (a)(b)	2,422
14,788,830	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (i)	330
1,550,000	CEDR Commercial Mortgage Trust 2022-SNAI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.376%), 6.03%, 2/15/39 (a)(b)	1,516
1,550,000	Century Plaza Towers 2019-CPT 144A, 3.10%, 11/13/39 (b)(i)	1,352
1,961,717	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (b)	1,973
3,330,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 10/25/41 (a)(b)	3,399
2,300,000	Connecticut Avenue Securities Trust 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 9.85%, 11/25/41 (a)(b)	2,359
875,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 12/25/41 (a)(b)	900
3,050,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.15%, 3/25/42 (a)(b)	3,259

Semi-Annual Financial Statements and Other Information  53

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,280,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.850%), 13.50%, 3/25/42 (a)(b)	$2,443
1,700,000	Connecticut Avenue Securities Trust 2022-R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.000%), 15.65%, 6/25/42 (a)(b)	1,897
239,122	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 4.75%, 2/25/44 (a)(b)	239
2,578,905	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 4.65%, 2/25/45 (a)(b)	2,584
1,098,451	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 4.80%, 2/25/45 (a)(b)	1,099
3,400,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 2/25/45 (a)(b)	3,414
2,450,000	Connecticut Avenue Securities Trust 2025- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.15%, 5/25/45 (a)(b)	2,456
1,872,400	Cross Mortgage Trust 2026-NQM2 144A, 5.24%, 3/25/61 (b)	1,862
1,739,808	Cross Mortgage Trust 2025-H1 144A, 5.74%, 2/25/70 (b)(i)	1,753
1,925,000	DBC Mortgage Trust 2025-DBC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.26%, 11/15/42 (a)(b)	1,928
1,725,000	Durst Commercial Mortgage Trust 2025-151 144A, 7.02%, 8/10/42 (b)(i)	1,786
1,245,870	Extended Stay America Trust 2026-ESH2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.25%, 2/15/43 (a)(b)	1,252
883,082	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.01%, 1/25/29 (a)	900
2,275,000	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.000%), 8.65%, 8/25/33 (a)(b)	2,674
675,000	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 9.15%, 1/25/34 (a)(b)	821
2,050,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 9.90%, 9/25/41 (a)(b)	2,087
1,825,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 11.45%, 11/25/41 (a)(b)	1,888

Principal or Shares	Security Description	Value (000)

875,000	Freddie Mac STACR REMIC Trust 2022-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.100%), 10.75%, 1/25/42 (a)(b)	$909
1,825,000	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.000%), 14.65%, 3/25/42 (a)(b)	1,973
1,400,000	Freddie Mac STACR REMIC Trust 2023-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 9.15%, 5/25/43 (a)(b)	1,513
1,955,000	Freddie Mac STACR REMIC Trust 2024-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 4.90%, 8/25/44 (a)(b)	1,964
1,925,000	Freddie Mac STACR REMIC Trust 2025-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.15%, 9/25/45 (a)(b)	1,933
2,275,000	Freddie Mac STACR REMIC Trust 2026-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 3/25/46 (a)(b)	2,286
1,525,000	FS Rialto Issuer LLC 2026-FL11 144A, (1 mo. Term Secured Overnight Financing Rate + 2.050%), 5.71%, 1/19/44 (a)(b)	1,524
1,500,000	INTOWN Mortgage Trust 2025-STAY 144A, (1 mo. Term Secured Overnight Financing Rate + 2.850%), 6.51%, 3/15/42 (a)(b)	1,501
1,800,000	KRE Commercial Mortgage Trust 2026-ICNA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 5/15/43 (a)(b)	1,810
3,706,066	LCCM 2017-LC26 144A, 1.67%, 7/12/50 (b)(i)	35
2,525,000	LEX Trust 2026-450 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.50%, 3/15/43 (a)(b)	2,522
665,000	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.17%, 3/15/38 (a)(b)	647
1,800,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 4.95%, 5/15/39 (a)(b)	1,741
825,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.794%), 5.45%, 5/15/39 (a)(b)	758
1,175,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.950%), 5.61%, 8/18/42 (a)(b)	1,174
1,200,000	Morgan Stanley Residential Mortgage Loan Trust 2026-NQM3 144A, 6.69%, 3/25/71 (b)(i)	1,198
1,025,000	Natixis Commercial Mortgage Securities Trust 2019-10K 144A, 4.27%, 5/15/39 (b)(i)	954
3,125,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.393%), 5.05%, 10/15/40 (a)(b)	3,127
1,800,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.643%), 5.30%, 10/15/40 (a)(b)	1,800
1,062,334	OBX Trust 2024-NQM8 144A, 6.23%, 5/25/64 (b)	1,073
809,498	OBX Trust 2024-NQM13 144A, 5.42%, 6/25/64 (b)	809

54  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,306,374	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	$1,312
975,954	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	976
1,723,478	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (b)	1,738
1,431,144	OBX Trust 2025-NQM20 144A, 5.02%, 10/25/65 (b)(i)	1,430
3,901,740	OBX Trust 2026-NQM3 144A, 5.08%, 1/25/66 (b)	3,864
2,271,545	OBX Trust 2026-NQM5 144A, 5.68%, 1/25/66 (b)	2,271
1,391,976	RCKT Mortgage Trust 2025-CES2 144A, 5.50%, 2/25/55 (b)	1,399
741,777	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (b)	748
1,350,000	SLG Office Trust 2026-OMA 144A, 6.96%, 4/15/41 (b)(i)	1,361
3,700,000	Structured Agency Credit Risk 2026-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 4.95%, 2/25/46 (a)(b)	3,699
1,150,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.641%), 6.30%, 2/15/42 (a)(b)	1,140
2,400,000	TORY Commercial Mortgage Trust 2026-HGTS 144A, 5.63%, 1/13/46 (b)(i)	2,356
1,775,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.950%), 5.61%, 6/18/43 (a)(b)	1,779
1,125,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 2.200%), 5.86%, 6/18/43 (a)(b)	1,128
700,000	VASA Trust 2021-VASA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.364%), 5.02%, 7/15/39 (a)(b)	679
2,864,441	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(i)	2,869
1,340,164	Verus Securitization Trust 2025-2 144A, 5.31%, 3/25/70 (b)	1,345
1,309,611	Verus Securitization Trust 2025-6 144A, 5.42%, 7/25/70 (b)	1,319
1,792,690	Verus Securitization Trust 2025-8 144A, 4.87%, 9/25/70 (b)(i)	1,788
1,619,205	Verus Securitization Trust 2026-3 144A, 5.33%, 3/25/71 (b)	1,615
1,825,000	VRTX Trust 2025-HQ 144A, 6.12%, 8/05/42 (b)(i)	1,817
950,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.06%, 10/13/39 (b)(i)	941
1,875,000	Wells Fargo Commercial Mortgage Trust 2026- 1250B 144A, 5.59%, 3/10/41 (b)(i)	1,851
1,550,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 1.693%), 5.35%, 10/15/42 (a)(b)	1,552
1,950,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.692%), 6.35%, 10/15/42 (a)(b)	1,958
4,743,387	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.07%, 8/15/51 (i)	64
Total Mortgage Backed (Cost - $192,030)		190,353

Principal or Shares	Security Description	Value (000)

U.S. Treasury (3%)
15,700,000	U.S. Treasury Note, 3.50%, 1/31/28
	(Cost - $15,603)	$15,599
Investment Company (6%)
7,532,096	Payden Cash Reserves Money Market Fund*	7,532
3,044,266	Payden Emerging Markets Local Bond Fund, SI Class*	29,347
Total Investment Company (Cost - $36,335)		36,879
OTC Options Purchase (0%)
Total OTC Options Purchase (Cost - $86)		59
Purchase Options (0%)
Total Purchase Options (Cost - $629)		485
Total Investments, Before Written Options
(Cost - $626,858) (101%)		618,782
OTC Options Written (0%)
Total OTC Options Written (Cost - $(22))		(10)
Written Options (0%)
Total Written Options (Cost - $(192))		(141)
Total Investments (Cost - $626,644) (101%)		618,631
Liabilities in excess of Other Assets (-1%)		(4,930)
Net Assets (100%)		$613,701

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $1,232 and the total market value of the collateral held by the Fund is $1,294. Amounts in 000s.

(h)	Perpetual security with no stated maturity date.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Semi-Annual Financial Statements and Other Information  55

   Payden Absolute Return Bond Fund continued

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
S&P 500 Emini	63	$22,838	$7250	06/30/2026	$485	Put

Written Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Written - 0.0%
S&P 500 Emini	63	20,948	6650	06/30/2026	$(141)	Put

Purchase Options

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
OTC Options Purchase - 0.0%
USD/EUR @ EUR 1.19	Barclays Bank PLC	$18,452	06/11/2026	$59	Call

Written Options

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
OTC Options Written - (0.0%)
USD/EUR @ EUR 1.22	Barclays Bank PLC	18,452	06/11/2026	(10)	Call

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 11,805	USD 8,343	HSBC Bank USA, N.A.	05/20/2026	$153
CHF 300	USD 382	HSBC Bank USA, N.A.	05/20/2026	3
EUR 5,677	USD 6,645	HSBC Bank USA, N.A.	05/20/2026	24
EUR 2,861	USD 3,335	HSBC Bank USA, N.A.	05/21/2026	26
EUR 11,818	USD 13,761	Morgan Stanley	06/17/2026	140
GBP 6,921	USD 9,373	BNP PARIBAS	05/20/2026	45
JPY 732,800	USD 4,639	HSBC Bank USA, N.A.	05/20/2026	50
NOK 64,678	USD 6,799	HSBC Bank USA, N.A.	05/20/2026	181
USD 8,808	RON 38,285	Barclays Bank PLC	05/21/2026	172
USD 5,441	JPY 847,200	BNP PARIBAS	05/20/2026	20
USD 5,085	ZAR 82,010	BNP PARIBAS	05/21/2026	170
USD 2,234	PEN 7,548	BNP PARIBAS	05/27/2026	86
USD 3,152	ZAR 51,760	Citibank, N.A.	05/21/2026	50
USD 10,082	CHF 7,761	HSBC Bank USA, N.A.	05/20/2026	128
USD 3,390	SEK 30,420	HSBC Bank USA, N.A.	05/20/2026	92
USD 8,013	EUR 6,806	HSBC Bank USA, N.A.	05/21/2026	17
USD 11,732	MXN 203,210	HSBC Bank USA, N.A.	05/21/2026	119
ZAR 82,010	USD 4,904	BNP PARIBAS	05/21/2026	11

				1,487

Liabilities:
JPY 1,814,700	USD 11,837	BNP PARIBAS	05/20/2026	(226)
RON 27,629	USD 6,249	Barclays Bank PLC	05/21/2026	(17)
SEK 30,420	USD 3,342	HSBC Bank USA, N.A.	05/20/2026	(44)
USD 8,148	BRL 43,420	BNP PARIBAS	05/19/2026	(577)
USD 1,800	EUR 1,553	BNP PARIBAS	05/20/2026	(24)
USD 2,388	CAD 3,242	BNP PARIBAS	06/17/2026	(3)

56  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 4,872	GBP 3,650	BNP PARIBAS	06/17/2026	$(94)
USD 6,630	AUD 9,412	HSBC Bank USA, N.A.	05/20/2026	(144)
USD 189	EUR 165	HSBC Bank USA, N.A.	05/20/2026	(5)
USD 9,190	GBP 6,921	HSBC Bank USA, N.A.	05/20/2026	(228)
USD 3,528	NOK 33,936	HSBC Bank USA, N.A.	05/20/2026	(134)
USD 64,029	EUR 55,246	Morgan Stanley	06/17/2026	(955)
USD 1,523	EUR 1,300	State Street Bank & Trust Co.	05/21/2026	(4)

				(2,455)

Net Unrealized Appreciation (Depreciation)				$(968)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3 Month SOFR Future	820	Jun-27	$197,333	$(85)	$(85)
U.S. Treasury 2-Year Note Future	2,082	Jun-26	431,234	(2,177)	(2,177)

					(2,262)

Short Contracts:
Euro-Bobl Future	216	Jun-26	(29,268)	405	405
Euro-Bund Future	112	Jun-26	(16,478)	187	187
Euro-Buxl 30-Year Bond Future	1	Jun-26	(128)	3	3
Euro-Schatz Future	76	Jun-26	(9,433)	18	18
Long Gilt Future	9	Jun-26	(1,060)	12	12
U.S. 10-Year Ultra Future	463	Jun-26	(52,254)	654	654
U.S. Long Bond Future	127	Jun-26	(14,331)	449	449
U.S. Treasury 10-Year Note Future	290	Jun-26	(32,072)	284	284
U.S. Treasury 5-Year Note Future	731	Jun-26	(78,828)	153	153

					2,165

Total Futures					$(97)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,232
Non-cash Collateral[2]	(1,232)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  57

Payden Securitized Income Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (34%)
Commercial (6%)
151,756	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (a)	$152
17,666	Dell Equipment Finance Trust 2023-3 144A, 5.93%, 4/23/29 (a)	18
282,000	Diamond Issuer LLC 2021-1A 144A, 3.79%, 11/20/51 (a)	273
37,900	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (a)	38
600,000	Flexential Issuer LLC 2025-1A 144A, 6.03%, 10/25/60 (a)	598
425,000	Hotwire Funding LLC 2021-1 144A, 2.31%, 11/20/51 (a)	420
600,000	Hotwire Funding LLC 2021-1 144A, 2.66%, 11/20/51 (a)	593
300,000	Hotwire Funding LLC 2023-1A 144A, 7.00%, 5/20/53 (a)	303
500,000	Lmdv Issuer Co. LLC 2025-1A 144A, 5.90%, 12/15/55 (a)	501
450,000	MetroNet Infrastructure Issuer LLC 2025-4A 144A, 7.11%, 12/20/55 (a)	453
500,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 7.10%, 4/20/56 (a)	504
250,000	Mtp Abs Funding LLC 2026-1A 144A, 5.88%, 4/25/56 (a)	250
400,000	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 5.11%, 11/20/50 (a)	230
34,487	OneMain Financial Issuance Trust 2022-3A 144A, 5.94%, 5/15/34 (a)	35
390,000	OneMain Financial Issuance Trust 2022-S1 144A, 5.20%, 5/14/35 (a)	391
100,000	OneMain Financial Issuance Trust 2021-1A 144A, 2.47%, 6/16/36 (a)	94
100,000	OneMain Financial Issuance Trust 2019-2A 144A, 4.05%, 10/14/36 (a)	97
365,937	Store Master Funding I-VII XIV XIX XX 2021- 1A 144A, 2.86%, 6/20/51 (a)	348
500,000	Switch ABS Issuer LLC 2024-2A 144A, 6.20%, 6/25/54 (a)	491
200,000	VB-S1 Issuer LLC 2026-1A 144A, 5.19%, 3/15/56 (a)	198
350,000	VB-S1 Issuer LLC 2026-1A 144A, 6.84%, 3/15/56 (a)	352
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	308
		6,647
Consumer (9%)
176,642	Ally Bank Auto Credit-Linked Notes 2025-A 144A, 6.07%, 6/15/33 (a)	177
198,973	Ally Bank Auto Credit-Linked Notes 2025-B 144A, 6.16%, 9/15/33 (a)	199
100,000	American Credit Acceptance Receivables Trust 2024-3 144A, 6.04%, 7/12/30 (a)	102
400,000	American Credit Acceptance Receivables Trust 2025-2 144A, 5.50%, 8/12/31 (a)	403
100,000	American Credit Acceptance Receivables Trust 2025-1 144A, 5.54%, 8/12/31 (a)	101
425,000	American Credit Acceptance Receivables Trust 2024-4 144A, 7.19%, 4/12/32 (a)	434

Principal or Shares	Security Description	Value (000)

400,000	American Credit Acceptance Receivables Trust 2026-2 144A, 5.18%, 6/08/32 (a)	$398
500,000	American Credit Acceptance Receivables Trust 2026-1 144A, 4.55%, 1/12/33 (a)	498
400,000	CarMax Select Receivables Trust 2025-B, 5.33%, 7/15/31	402
290,000	CarMax Select Receivables Trust 2025-A, 5.46%, 7/15/31	295
500,000	CarMax Select Receivables Trust 2026-A, 4.43%, 5/17/32	496
74,425	Carvana Auto Receivables Trust 2021-P3, 1.03%, 6/10/27	74
18,359	Carvana Auto Receivables Trust 2022-P3, 4.61%, 11/10/27	18
49,172	Carvana Auto Receivables Trust 2025-P1, 4.50%, 6/12/28	49
254,497	Chase Auto Credit Linked Notes 2025-1 144A, 6.02%, 2/25/33 (a)	255
156,099	Drive Auto Receivables Trust 2025-S1 144A, 6.04%, 6/16/29 (a)	157
400,000	Drive Auto Receivables Trust 2025-2, 4.90%, 12/15/32	398
100,308	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	97
391,269	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (a)	354
348,250	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	315
400,000	Exeter Automobile Receivables Trust 2024-4A, 5.81%, 12/16/30	408
290,000	Exeter Automobile Receivables Trust 2025-2A, 5.16%, 7/15/31	292
400,000	Exeter Automobile Receivables Trust 2025-4A, 5.23%, 1/15/32	400
400,000	Exeter Automobile Receivables Trust 2026-2A, 5.51%, 8/16/32	403
550,000	Ford Credit Auto Owner Trust 2022-C, 5.22%, 3/15/30	551
30,318	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.68%, 12/15/27 (a)	30
201,000	GLS Auto Receivables Issuer Trust 2023-4A 144A, 7.18%, 8/15/29 (a)	207
500,000	GLS Auto Receivables Issuer Trust 2025-2A 144A, 4.97%, 10/15/29 (a)	504
260,000	GLS Auto Receivables Issuer Trust 2024-2A 144A, 6.19%, 2/15/30 (a)	266
450,000	GLS Auto Receivables Issuer Trust 2025-3A 144A, 5.16%, 6/16/31 (a)	451
500,000	GLS Auto Receivables Issuer Trust 2026 - 2A 144A, 5.38%, 1/15/32 (a)	500
1,467,293	Honda Auto Receivables Owner Trust 2024-4, 4.33%, 5/15/29	1,471
95,461	Onemain Direct Auto Receivables Trust 2022- 1A 144A, 4.65%, 3/14/29 (a)	95
800,000	OneMain Direct Auto Receivables Trust 2026- 1A 144A, 4.49%, 12/14/33 (a)	797
344,280	Santander Bank Auto Credit-Linked Notes 2023- A 144A, 13.75%, 6/15/33 (a)	355
290,000	Santander Drive Auto Receivables Trust 2025-2, 5.47%, 5/15/31	293
500,000	Santander Drive Auto Receivables Trust 2026-1, 4.75%, 4/15/32	493

58  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

227,060	Securitized Term Auto Receivables Trust 2025-B 144A, 5.12%, 12/29/32 (a)	$229
400,000	SoFi Consumer Loan Program Trust 2025-3 144A, 5.04%, 8/15/34 (a)	397
300,000	SoFi Consumer Loan Program Trust 2026-1 144A, 4.74%, 12/26/35 (a)	298
350,000	USB Auto Owner Trust 2025-1A 144A, 4.96%, 3/17/31 (a)	351
129,612	Westlake Automobile Receivables Trust 2025- 1A 144A, 4.66%, 1/18/28 (a)	130
666,439	Westlake Automobile Receivables Trust 2025- 3A 144A, 4.31%, 4/17/28 (a)	667
405,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (a)	415
		15,225
Corporate CLO (19%)
400,000	Anchorage Capital CLO Ltd. 2026-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 3.350%), 0.00%, 4/15/39 (a)(b)(c)	400
1,000,000	Ares LXV CLO Ltd. 2022-65A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 4.79%, 7/25/34 (a)(c)	999
1,000,000	Bain Capital Credit CLO Ltd. 2021-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.000%), 4.68%, 10/20/34 (a)(c)	999
1,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.75%, 1/17/35 (a)(c)	1,000
500,000	Benefit Street Partners CLO XXIV Ltd. 2021- 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 4.74%, 10/20/34 (a)(c)	500
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.75%, 7/18/34 (a)(c)	500
600,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.77%, 4/20/34 (a)(c)	600
750,000	Cedar Funding VI CLO Ltd. 2016-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.77%, 4/20/34 (a)(c)	749
400,000	CIFC Funding Ltd. 2022-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.700%), 6.38%, 7/16/35 (a)(c)	396
350,000	Contego CLO X DAC 10X, (3 mo. EURIBOR + 2.700%), 4.68%, 5/15/38 EUR (c)(d)(e)	411
300,000	Diameter Capital CLO Ltd. 2024-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.900%), 6.57%, 4/15/39 (a)(c)	300
500,000	Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.77%, 7/15/35 (a)(c)	500
350,000	Dryden Euro CLO 2020-74A 144A, (3 mo. EURIBOR + 2.450%), 4.69%, 10/18/39 EUR (a)(c)(e)	413
525,000	Flatiron CLO Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.17%, 7/15/36 (a)(c)	525
435,000	Flatiron RR CLO 22 LLC 2021-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.17%, 10/15/34 (a)(c)	433

Principal or Shares	Security Description	Value (000)

750,000	Fort Greene Park CLO LLC 2025-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.61%, 4/22/34 (a)(c)	$749
450,000	Goldentree Loan Management Eur CLO DAC 7A 144A, (3 mo. EURIBOR + 1.600%), 3.84%, 7/20/37 EUR (a)(c)(e)	525
250,000	Invesco CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 5.48%, 4/20/35 (a)(c)	250
500,000	Invesco Euro CLO I DAC 1A 144A, (3 mo. EURIBOR + 4.000%), 0.00%, 4/15/39 EUR (a)(b)(c)(e)	587
1	Juniper Receivables DAC, 0.00%, 8/15/29 (b)	114
1,000,000	KKR CLO Ltd. 25 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.62%, 7/15/34 (a)(c)	998
634,949	KKR CLO Ltd. 18 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.73%, 10/18/35 (a)(c)	635
600,000	Madison Park Euro Funding XV DAC 15A 144A, (3 mo. EURIBOR + 1.800%), 4.00%, 7/15/36 EUR (a)(c)(e)	703
600,000	Madison Park Funding LVII Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 4.95%, 7/27/34 (a)(c)	600
430,000	Magnetite XXIV Ltd. 2019-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 5.42%, 4/15/35 (a)(c)	430
553,722	Neuberger Berman Loan Advisers CLO Ltd. 2019-35A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.73%, 1/19/33 (a)(c)	554
400,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-46A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 5.43%, 1/20/37 (a)(c)	401
290,000	OCP CLO Ltd. 2015-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 5.32%, 1/15/37 (a)(c)	289
400,000	OCP CLO Ltd. 2019-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 3.100%), 6.78%, 7/20/37 (a)(c)	400
400,000	OCP CLO Ltd. 2024-35A 144A, (3 mo. Term Secured Overnight Financing Rate + 3.100%), 6.77%, 10/25/37 (a)(c)	401
600,000	Octagon Investment Partners Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.76%, 10/15/33 (a)(c)	600
430,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 5.23%, 1/20/35 (a)(c)	430
300,000	Palmer Square European Loan Funding DAC 2025-2A 144A, (3 mo. EURIBOR + 2.500%), 4.48%, 2/15/35 EUR (a)(c)(e)	353
400,000	Palmer Square European Loan Funding DAC 2025-3A 144A, (3 mo. EURIBOR + 1.950%), 4.15%, 7/15/35 EUR (a)(c)(e)	473
400,000	Pikes Peak CLO 2026-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 3.350%), 7.06%, 4/20/39 (a)(c)	400
400,000	Thompson Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 5.57%, 4/15/34 (a)(c)	401

Semi-Annual Financial Statements and Other Information  59

Payden Securitized Income Fund continued

Principal or Shares	Security Description	Value (000)

250,000	Voya CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 5.37%, 7/15/34 (a)(c)	$250
		19,268
Total Asset Backed (Cost - $41,156)		41,140
Mortgage Backed (64%)
250,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.60%, 8/18/42 (a)(c)	250
1,000,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.354%), 5.02%, 1/20/43 (a)(c)	1,001
350,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.292%), 5.95%, 1/20/43 (a)(c)	351
430,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 5.47%, 11/15/36 (a) (c)	431
220,000	Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 5.94%, 1/15/37 (a)(c)	221
600,000	AREIT 2025-CRE11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.550%), 5.22%, 7/25/43 (a)(c)	602
570,000	ARES Commercial Mortgage Trust 2024-IND 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 5.35%, 7/15/41 (a)(c)	572
100,000	BBCMS Trust 2015-SRCH 144A, 5.12%, 8/10/35 (a)(f)	93
800,000	BDS LLC 2025-FL15 144A, (1 mo. Term Secured Overnight Financing Rate + 1.400%), 5.06%, 3/19/43 (a)(c)	800
800,000	BFLD Trust 2025-FPM 144A, 5.18%, 10/10/40 (a)(f)	803
950,000	BHMS Commercial Mortgage Trust 2025-ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.50%, 8/15/42 (a)(c)	953
219,537	Bravo Residential Funding Trust 2025-NQM1 144A, 5.91%, 12/25/64 (a)	221
594,656	Bravo Residential Funding Trust 2025-NQM3 144A, 5.57%, 3/25/65 (a)	598
494,663	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	497
350,000	BRAVO Residential Funding Trust 2025-NQM6 144A, 6.03%, 6/25/65 (a)(f)	350
992,633	BRAVO Residential Funding Trust 2026-NQM4 144A, 5.64%, 3/25/66 (a)	994
100,000	BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.380%), 6.04%, 8/19/37 (a)(c)	100
500,000	BSPRT Issuer LLC 2026-FL13 144A, (1 mo. Term Secured Overnight Financing Rate + 2.200%), 5.85%, 10/18/43 (a)(c)	501
318,075	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 5.45%, 2/15/39 (a)(c)	319
280,000	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.60%, 3/15/41 (a)(c)	281

Principal or Shares	Security Description	Value (000)

196,020	BX Commercial Mortgage Trust 2024-BIO2 144A, 5.59%, 8/13/41 (a)(f)	$196
667,783	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 5.35%, 8/15/41 (a)(c)	670
487,318	BX Commercial Mortgage Trust 2024-GPA2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.20%, 11/15/41 (a)(c)	488
330,002	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.30%, 8/15/42 (a)(c)	332
250,000	BX Commercial Mortgage Trust 2026-CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 2.450%), 6.10%, 2/15/43 (a)(c)	252
300,000	BX Commercial Mortgage Trust 2026-XL6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.100%), 5.75%, 3/15/43 (a)(c)	299
600,000	BX Mortgage Trust 2025-BIO3 144A, 6.14%, 2/10/42 (a)	608
305,000	BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a)	299
350,000	BX Trust 2025-TAIL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.400%), 5.05%, 6/15/35 (a)(c)	351
300,000	BX Trust 2026-RISE 144A, (1 mo. Term Secured Overnight Financing Rate + 1.650%), 5.32%, 4/15/41 (a)(c)	301
518,130	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.15%, 6/15/41 (a)(c)	517
650,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.10%, 3/15/42 (a)(c)	648
350,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.192%), 5.85%, 3/15/42 (a)(c)	348
350,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.592%), 6.25%, 3/15/42 (a)(c)	348
500,000	BX Trust 2025-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.200%), 5.85%, 12/15/42 (a)(c)	501
350,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.40%, 7/15/44 (a)(c)	350
400,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.350%), 6.00%, 12/15/44 (a)(c)	400
300,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.40%, 12/15/44 (a)(c)	300
500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.18%, 2/15/38 (a)(c)	499
196,289	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 5.08%, 5/15/38 (a)(c)	196
800,000	BXMT Ltd. 2025-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.639%), 5.30%, 10/18/42 (a)(c)	802
400,000	BXMT Ltd. 2025-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.546%), 6.21%, 10/18/42 (a)(c)	401

60  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

400,000	CEDR Commercial Mortgage Trust 2022-SNAI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.376%), 6.03%, 2/15/39 (a)(c)	$391
717,491	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	723
250,000	Colt Mortgage Loan Trust 2025-1 144A, 6.63%, 1/25/70 (a)(f)	253
624,243	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	627
863,932	COLT Mortgage Loan Trust 2025-INV2 144A, 5.60%, 2/25/70 (a)	870
320,000	COLT Mortgage Loan Trust 2025-5 144A, 6.30%, 5/25/70 (a)(f)	322
420,000	COLT Mortgage Loan Trust 2025-9 144A, 5.88%, 9/25/70 (a)(f)	419
300,000	COLT Mortgage Loan Trust 2026-3 144A, 5.52%, 5/25/71 (a)	300
492,000	COMM Mortgage Trust 2025-167G 144A, 5.50%, 8/10/40 (a)	487
491,089	Connecticut Avenue Securities Trust 2019- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.364%), 9.01%, 6/25/39 (a)(c)	494
228,489	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.550%), 5.20%, 10/25/41 (a)(c)	229
400,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 10/25/41 (a)(c)	408
750,000	Connecticut Avenue Securities Trust 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 9.85%, 11/25/41 (a)(c)	769
500,000	Connecticut Avenue Securities Trust 2021- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 9.15%, 12/25/41 (a)(c)	512
500,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 12/25/41 (a)(c)	514
174,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.15%, 1/25/42 (a)(c)	178
500,000	Connecticut Avenue Securities Trust 2022-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.650%), 11.30%, 1/25/42 (a)(c)	522
500,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.15%, 3/25/42 (a)(c)	534
500,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.850%), 13.50%, 3/25/42 (a)(c)	536
26,435	Connecticut Avenue Securities Trust 2022- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 5.55%, 4/25/42 (a)(c)	26

Principal or Shares	Security Description	Value (000)

500,000	Connecticut Avenue Securities Trust 2022-R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.000%), 10.65%, 4/25/42 (a)(c)	$527
500,000	Connecticut Avenue Securities Trust 2022-R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.600%), 14.25%, 5/25/42 (a)(c)	546
502,266	Connecticut Avenue Securities Trust 2022-R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.000%), 15.65%, 6/25/42 (a)(c)	560
470,510	Connecticut Avenue Securities Trust 2023- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 5.55%, 6/25/43 (a)(c)	473
77,007	Connecticut Avenue Securities Trust 2023- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.15%, 10/25/43 (a)(c)	77
565,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.45%, 2/25/44 (a)(c)	569
250,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 5.60%, 3/25/44 (a)(c)	252
250,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 2/25/45 (a)(c)	251
400,000	Connecticut Avenue Securities Trust 2025- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 7/25/45 (a)(c)	401
566,260	COOPR Residential Mortgage Trust 2025-CES4 144A, 5.04%, 11/25/60 (a)	565
246,368	Cross Mortgage Trust 2026-NQM2 144A, 5.24%, 3/25/61 (a)	245
745,290	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(f)	750
290,000	Cross Mortgage Trust 2025-H1 144A, 6.48%, 2/25/70 (a)(f)	291
900,857	Cross Mortgage Trust 2025-H7 144A, 4.93%, 9/25/70 (a)(f)	898
610,000	CSTL Commercial Mortgage Trust 2024-GATE 144A, 4.92%, 11/10/41 (a)(f)	609
600,000	DGWD Trust 2025-INFL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.25%, 8/15/35 (a)(c)	602
600,000	Durst Commercial Mortgage Trust 2025-151 144A, 6.02%, 8/10/42 (a)(f)	608
240,783	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.600%), 6.25%, 10/15/42 (a)(c)	242
96,313	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.350%), 7.00%, 10/15/42 (a)(c)	97
216,264	Extended Stay America Trust 2026-ESH2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 5.90%, 2/15/43 (a)(c)	218

Semi-Annual Financial Statements and Other Information  61

Payden Securitized Income Fund continued

Principal or Shares	Security Description	Value (000)

126,938	Extended Stay America Trust 2026-ESH2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.900%), 6.55%, 2/15/43 (a)(c)	$128
294,361	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.01%, 1/25/29 (c)	300
353,131	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.650%), 5.30%, 1/25/34 (a)(c)	354
550,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.500%), 11.15%, 10/25/41 (a)(c)	565
400,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 11.45%, 11/25/41 (a)(c)	414
600,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.500%), 12.15%, 2/25/42 (a)(c)	633
500,000	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.000%), 14.65%, 3/25/42 (a)(c)	541
100,000	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.750%), 13.40%, 4/25/42 (a)(c)	108
1,000,000	Freddie Mac STACR REMIC Trust 2022-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.750%), 10.40%, 6/25/42 (a)(c)	1,064
946,752	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 5.75%, 4/25/43 (a)(c)	959
321,357	Freddie Mac STACR REMIC Trust 2023-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 5.65%, 5/25/43 (a)(c)	324
800,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.664%), 5.33%, 11/16/36 (a)(c)	801
1,000,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.29%, 10/19/39 (a)(c)	1,002
850,000	FS Rialto Issuer LLC 2025-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.05%, 8/19/42 (a)(c)	851
450,000	FS Rialto Issuer LLC 2025-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.593%), 5.25%, 8/19/42 (a)(c)	450
1,000,000	FS Trust 2026-HULA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.10%, 3/15/41 (a)(c)	1,002
235,215	GPMT Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.964%), 5.63%, 7/16/35 (a)(c)	235

Principal or Shares	Security Description	Value (000)

470,000	Greystone CRE Notes HC-4 LLC 2025-HC4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.790%), 6.44%, 10/15/42 (a)(c)	$469
500,000	Greystone CRE Notes LLC 2025-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.481%), 5.14%, 1/15/43 (a)(c)	501
380,000	HTL Commercial Mortgage Trust 2024-T53 144A, 6.07%, 5/10/39 (a)(f)	383
573,716	JP Morgan Mortgage Trust 2025-NQM1 144A, 5.59%, 6/25/65 (a)	577
300,000	KRE Commercial Mortgage Trust 2026-ICNA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 5/15/43 (a)(c)	302
700,000	LEX Mortgage Trust 2024-BBG 144A, 5.04%, 10/13/33 (a)(f)	699
300,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 4.95%, 5/15/39 (a)(c)	290
300,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.794%), 5.45%, 5/15/39 (a)(c)	276
1,000,000	LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.05%, 8/17/42 (a)(c)	1,001
360,000	LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.591%), 5.26%, 8/17/42 (a)(c)	359
900,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 8/18/42 (a)(c)	901
520,000	MF1 LLC 2025-FL19 144A, (1 mo. Term Secured Overnight Financing Rate + 1.488%), 5.15%, 5/18/42 (a)(c)	521
330,000	Natixis Commercial Mortgage Securities Trust 2019-10K 144A, 4.27%, 5/15/39 (a)(f)	307
300,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.643%), 5.30%, 10/15/40 (a)(c)	300
500,000	NYC Commercial Mortgage Trust 2025-28L 144A, 4.82%, 11/05/38 (a)(f)	499
350,000	OBX Trust 2023-NQM3 144A, 6.48%, 2/25/63 (a)(f)	349
300,000	OBX Trust 2023-NQM4 144A, 7.07%, 3/25/63 (a)(f)	299
326,476	OBX Trust 2024-NQM11 144A, 5.88%, 6/25/64 (a)	329
483,272	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(f)	485
250,000	OBX Trust 2024-NQM18 144A, 6.17%, 10/25/64 (a)(f)	252
543,474	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (a)	547
330,000	OBX Trust 2025-NQM2 144A, 6.49%, 11/25/64 (a)(f)	333
330,000	OBX Trust 2024-NQM17 144A, 6.65%, 11/25/64 (a)(f)	333
496,062	OBX Trust 2026-NQM4 144A, 5.17%, 2/25/66 (a)(f)	497
600,000	OBX Trust 2026-NQM6 144A, 5.42%, 4/26/66 (a)	598
261,191	PFP Ltd. 2024-11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.832%), 5.49%, 9/17/39 (a)(c)	261

62  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

525,000	PFP Ltd. 2026-13 144A, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 5.66%, 8/18/43 (a)(c)	$526
667,599	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (a)	673
368,819	RCKT Mortgage Trust 2025-CES6 144A, 5.67%, 6/25/55 (a)	371
537,696	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	539
494,322	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (a)(f)	495
1,284,142	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (a)	1,276
926,095	RCKT Mortgage Trust 2025-CES12 144A, 5.03%, 11/25/55 (a)	924
956,419	RCKT Mortgage Trust 2026-CES1 144A, 4.83%, 1/25/56 (a)	949
600,000	RCKT Mortgage Trust 2026-CES4 144A, 5.59%, 4/25/56 (a)	599
750,000	SCG Trust 2025-SNIP 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.15%, 9/15/42 (a)(c)	753
150,000	SCG Trust 2025-SNIP 144A, (1 mo. Term Secured Overnight Financing Rate + 2.600%), 6.25%, 9/15/42 (a)(c)	151
280,000	Sculptor European CLO XIII DAC 13X, (3 mo. EURIBOR + 2.350%), 4.55%, 7/15/39 EUR (c)(d)(e)	330
800,000	STWD LLC 2025-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 11/19/42 (a)(c)	802
41,664	STWD Ltd. 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 4.99%, 11/15/38 (a)(c)	42
300,000	SUMIT Mortgage Trust 2022-BVUE 144A, 2.99%, 2/12/41 (a)(f)	264
500,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.641%), 6.30%, 2/15/42 (a)(c)	496
350,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.340%), 6.99%, 2/15/42 (a)(c)	347
600,226	THPT Mortgage Trust 2023-THL 144A, 7.23%, 12/10/34 (a)(f)	604
1,000,000	Towd Point Mortgage Trust 2026-CES1 144A, 5.32%, 1/25/66 (a)	995
976,038	Towd Point Mortgage Trust 2026-CES2 144A, 4.72%, 2/25/66 (a)	964
600,000	TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.537%), 5.20%, 9/18/42 (a)(c)	602

Principal or Shares	Security Description	Value (000)

279,878	UK Logistics DAC 2025-2A 144A, (Sterling Overnight Index Average + 2.900%), 6.65%, 8/17/35 GBP (a)(c)(e)	$381
400,000	VASA Trust 2021-VASA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.364%), 5.02%, 7/15/39 (a)(c)	388
350,000	Verus Securitization Trust 2024-3 144A, 8.40%, 4/25/69 (a)(f)	355
350,000	Verus Securitization Trust 2024-7 144A, 7.80%, 9/25/69 (a)(f)	353
370,593	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(f)	372
871,768	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(f)	878
645,654	Verus Securitization Trust 2025-INV1 144A, 5.55%, 2/25/70 (a)	650
409,000	Verus Securitization Trust 2025-8 144A, 5.73%, 9/25/70 (a)	407
125,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.06%, 10/13/39 (a)(f)	124
250,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.71%, 10/13/39 (a)(f)	247
250,000	Wells Fargo Commercial Mortgage Trust 2026- 1250B 144A, 8.09%, 3/10/41 (a)(f)	255
225,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.692%), 6.35%, 10/15/42 (a)(c)	226
Total Mortgage Backed (Cost - $75,827)		75,676
Investment Company (2%)
1,871,858	Payden Cash Reserves Money Market Fund * (Cost - $1,872)	1,872
Total Investments (Cost - $118,855) (100%)		118,688
Liabilities in excess of Other Assets (0%)		(578)
Net Assets (100%)		$118,110

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Yield to maturity at time of purchase.
(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Principal in foreign currency.
(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Semi-Annual Financial Statements and Other Information  63

Payden Securitized Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 450	USD 528	Morgan Stanley	06/03/2026	$1

Liabilities:
USD 365	GBP 273	BNP PARIBAS	06/17/2026	(7)
USD 3,743	EUR 3,227	Morgan Stanley	06/17/2026	(53)

				(60)

Net Unrealized Appreciation (Depreciation)				$(59)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 5-Year Note Future	164	Jun-26	$17,685	$(217)	$(217)

See notes to financial statements.

64  Payden Mutual Funds

Payden Floating Rate Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (1%)
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (a)(b)	$291
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (b)	777
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (c)	530
Total Asset Backed (Cost - $2,187)		1,598
Bank Loan(d) (87%)
Automotive (6%)
643,434	Adient U.S. LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 5.65%, 1/31/31	645
478,750	American Axle & Manufacturing Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 12/12/29	479
845,750	Clarios Global LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 1/28/32	851
943,622	Dealer Tire Financial LLC Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.65%, 7/02/31	943
769,290	Goat Holdco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.15%, 1/27/32	770
985,775	Pac Dac LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.92%, 10/28/30	978
700,000	Tenneco Inc. Term Loan B 1L, (2 mo. Term Secured Overnight Financing Rate + 5.000%), 8.76%, 11/17/28	701
983,460	Wand NewCo 3 Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.15%, 1/30/31	986
		6,353
Basic Industry (2%)
247,500	AAdvantage Loyality IP Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.43%, 5/28/32	247
490,000	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.91%, 6/04/29	479
485,000	American Airlines Inc. Term Loan B 1L, (5 mo. Term Secured Overnight Financing Rate + 2.250%), 6.00%, 2/15/28	477
588,668	Arsenal Aic Parent LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 8/18/30	592
643,484	Olympus Water U.S. Holding Corp. Term Loan B6 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.70%, 6/20/31	637
543,638	Qnity Electronics Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 11/01/32	546
1,003,523	SCIH Salt Holdings Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.35%, 1/31/29	1,008
670,573	Transdigm Inc. Term Loan K 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 3/22/30	672

Principal or Shares	Security Description	Value (000)

490,022	Transdigm Inc. Term Loan J 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.15%, 2/28/31	$491
1,004,500	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.45%, 2/14/31	983
		6,132
Capital Goods (6%)
653,155	Cimpress PLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.15%, 5/17/28	656
1,060,000	Composecure Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.92%, 1/14/33	1,064
985,056	EMRLD Borrower LP Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.95%, 8/04/31	988
364,978	Hillenbrand Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.15%, 2/10/33	366
1,188,000	MI Windows and Doors LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.40%, 3/28/31	1,171
1,460,250	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 2/10/32	1,463
1,239,620	TK Elevator Midco Gmbh Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 3.000%), 6.38%, 4/30/30	1,252
985,000	Wilsonart LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.95%, 8/05/31	899
		7,859
Consumer Goods (4%)
547,250	C&S Wholesale Grocers Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.70%, 9/20/30	534
1,007,158	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 2/12/31	995
997,500	Froneri International Ltd. Term Loan B6 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 5.88%, 9/30/32	992
1,234,593	Journey Personal Care Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.40%, 3/01/28	1,216
445,000	Treehouse Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 7.92%, 2/04/33	449
445,945	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.40%, 4/25/31	449
1,128,134	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 7.70%, 11/29/30	1,095
		5,730

Semi-Annual Financial Statements and Other Information  65

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

Energy (8%)
585,000	Clean Energy Future- Trumbull LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 3.00%, 4/29/33	$587
985,006	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.95%, 8/20/31	987
605,000	Crescent Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.41%, 2/11/33	609
920,669	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.20%, 4/01/30	930
1,641,536	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 7.95%, 10/09/30	1,648
812,847	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.41%, 8/05/32	817
643,500	Long Ridge Energy LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.20%, 2/19/32	646
378,801	M6 Etx Holdings Ii Midco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.15%, 4/01/32	381
771,035	Par Petroleum LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 6.93%, 2/28/30	774
484,266	Potomac Energy Center LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.41%, 8/05/32	489
339,150	Talen Energy Supply LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 11/25/32	340
702,979	Talen Energy Supply LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.15%, 5/17/30	706
970,225	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.15%, 7/31/31	963
965,000	Venture Global Calcasieu Pass LLC Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 4/11/33	969
		10,846
Financial (16%)
1,066,938	Albion Financing 3 SARL Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 6.66%, 5/21/31	1,074
818,797	Allspring Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 6.75%, 11/01/30	823
997,476	Azorra Soar TLB Finance Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.17%, 10/18/29	1,004
795,645	Blackstone Mortgage Trust Inc. Term Loan B9 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.17%, 12/10/30	797
569,910	Champ Acquisition Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 6.95%, 11/25/31	572

Principal or Shares	Security Description	Value (000)

1,076,801	CPI Holdco B LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 5/17/31	$1,078
1,155,000	Edelman Financial Engines Center LLC (The) Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 4.00%, 11/28/31	1,158
1,425,000	EP Wealth Advisors LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.70%, 10/18/32	1,429
1,235,149	Focus Financial Partners LLC Term Loan C 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.15%, 9/15/31	1,227
975,218	Greystar Real Estate Partners LLC Term Loan B3 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.17%, 8/21/30	979
823,785	GTCR Everest Borrower LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.20%, 9/05/31	823
888,655	HUB International Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.92%, 6/20/30	892
987,500	Jefferies Finance LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.42%, 10/21/31	982
1,191,015	Jump Financial LLC Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.20%, 2/26/32	1,197
646,750	Lendingtree Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.90%, 8/21/30	639
1,074,068	Mermaid Bidco Inc. Term Loan B 1L, (2 mo. Term Secured Overnight Financing Rate + 3.250%), 6.91%, 7/03/31	1,054
964,071	Nexus Buyer LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.15%, 7/31/31	947
350,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 9.40%, 2/16/32	340
634,723	Pitney Bowes Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.45%, 3/19/32	635
1,082,288	Skechers U.S.A. Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 9/13/32	1,089
595,500	WH Borrower LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.16%, 2/20/32	597
		19,336
Healthcare (10%)
1,151,300	1261229 BC Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 9.90%, 10/08/30	1,123
970,125	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 8/02/32	976
1,006,825	Bausch & Lomb Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.40%, 1/15/31	1,014
837,065	Embecta Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 3/30/29	839

66  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

172,829	Fortrea Holdings Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.16%, 7/01/30	$167
1,170,000	Hologic Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 5.92%, 4/07/33	1,165
985,031	LifePoint Health Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.42%, 5/16/31	982
850,599	Owens & Minor Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.50%, 3/29/29	713
1,302,461	Padagis LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 8.69%, 7/06/28	1,234
938,096	Sotera Health Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 5/30/31	943
1,029,000	Star Parent Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 7.70%, 9/27/30	1,031
		10,187
Insurance (0%)
137,383	Asurion LLC Term Loan B4 2L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 9.02%, 1/20/29	138
Leisure (5%)
716,400	Bulldog Purchaser Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.91%, 2/04/33	719
643,500	Cinemark USA Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 4.86%, 5/24/30	647
999,851	Fertitta Entertainment LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.90%, 1/27/29	993
565,725	Flutter Entertainment Public Ltd. Co. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.000%), 5.70%, 6/04/32	564
1,053,327	LC Ahab U.S. Bidco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.15%, 5/01/31	1,056
1,001,938	Ontario Gaming GTA LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.95%, 8/01/30	953
890,977	Travel Leisure Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 12/14/29	892
		5,824
Media (3%)
567,813	Charter Communications Operating LLC Term Loan B5 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.94%, 12/15/31	568
650,000	Coral U.S. Co.-Borrower LLC Term Loan B7 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.92%, 1/31/32	650
1,003,000	DirectV Financing LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 9.16%, 2/17/31	1,006

Principal or Shares	Security Description	Value (000)

568,113	Gray Television Inc. Term Loan D 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.78%, 12/01/28	$571
219,350	McGraw-Hill Education Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 8/06/31	220
598,448	MH Sub I LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.90%, 5/03/28	553
186,899	MH Sub I LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 7.90%, 12/31/31	148
1,065,000	Neptune Bidco U.S. Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.77%, 2/03/33	1,045
977,468	Sinclair Television Group Inc. Term Loan B7 1L, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 7.85%, 12/31/30	886
644,901	Sunrise HoldCo III BV Term Loan AAA 1L, (6 mo. Term Secured Overnight Financing Rate + 2.470%), 6.10%, 2/15/32	646
500,000	Virgin Media Bristol LLC Term Loan Y 1L, (6 mo. Term Secured Overnight Financing Rate + 3.175%), 6.97%, 3/31/31	469
600,000	Virgin Media Bristol LLC Term Loan Q 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.02%, 1/31/29	589
		7,351
Retail (10%)
997,500	Boots Group Finco LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.92%, 8/30/32	1,005
1,131,175	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.69%, 9/17/32	1,134
986,616	Flynn Restaurant Group LP Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.40%, 1/28/32	983
515,813	Harbor Freight Tools USA Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.90%, 6/11/31	516
1,185,000	Highline AfterMarket Acquisition LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.17%, 2/13/30	1,194
463,978	IRB Holding Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 12/15/30	466
640,000	Men’s Wearhouse LLC (The) Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.42%, 1/28/31	647
1,115,995	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.90%, 7/21/28	1,124
1,242,543	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.65%, 8/18/32	1,249
723,975	S&S Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 8.65%, 10/01/31	690
1,029,131	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.65%, 1/31/31	1,034

Semi-Annual Financial Statements and Other Information  67

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

914,977	Victra Holdings LLC aka LSF9 Atlantis Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.45%, 3/29/29	$910
957,319	Whatabrands LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 8/03/28	960
		11,912
Service (3%)
574,583	ABG Intermediate Holdings 2 LLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 12/21/28	577
1,000,000	Covista Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 5.90%, 2/04/33	1,006
1,043,065	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.43%, 12/31/32	1,050
44,367	Sizzling Platter LLC Term Loan DD 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 5.00%, 6/25/32	39
1,040,633	Sizzling Platter LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 8.65%, 7/02/32	911
		3,583
Technology (9%)
1,282,156	AthenaHealth Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 2/15/29	1,279
1,060,000	Bending Spoons U.S. Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.875%), 9.53%, 3/07/31	995
985,050	BMC Software Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.67%, 7/30/31	915
667,812	Cloud Software Group Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 3/21/31	620
1,100,000	Dayforce Bidco LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.66%, 2/04/33	1,040
987,538	Fortress Intermediate 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.66%, 6/27/31	984
528,672	Icon Parent I Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.44%, 11/13/31	514
668,325	Knowbe4 Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.41%, 7/23/32	591
1,231,250	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 7.91%, 7/01/31	1,118
870,000	Oak-Eagle Acquireco Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 3.50%, 3/24/33	871
297,008	PointClickCare Technologies Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.41%, 11/03/31	297
555,000	Project Alpha Intermediate Holding Inc. Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 8.70%, 5/09/33	338

Principal or Shares	Security Description	Value (000)

976,807	Rocket Software Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.40%, 11/28/28	$934
997,494	UKG Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.16%, 2/10/31	964
		11,460
Telecommunication (2%)
864,167	Digicel International Finance Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 8.91%, 7/30/32	867
974,357	Iridium Satellite LLC Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 9/20/30	960
		1,827
Transportation (3%)
182,855	First Student Bidco Inc. Term Loan C 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 5.95%, 8/15/30	183
999,346	First Student Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.95%, 8/15/30	1,001
1,065,000	Graham Packaging Co. Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 1/26/33	1,064
900,000	Sword Purchaser LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.65%, 4/11/33	875
		3,123
Total Bank Loan (Cost - $112,318)		111,661
Corporate Bond (9%)
700,000	Ally Financial Inc. B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (e)(f)	699
685,000	Carriage Services Inc. 144A, 4.25%, 5/15/29 (b)	664
415,000	CHC Group LLC 144A, 11.75%, 9/01/30 (b)	377
470,000	CoreWeave Inc. 144A, 9.25%, 6/01/30 (b)	476
620,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (b)	643
500,000	Jadestone Energy UK PLC 144A, 12.00%, 4/14/31 (b)(g)	509
300,000	Jefferson Capital Holdings LLC 144A, 8.25%, 5/15/30 (b)	314
350,000	Kistos Holdings PLC 144A, 9.88%, 5/18/30 (b)(g)	350
800,000	Kraken Oil & Gas Partners LLC 144A, 7.63%, 8/15/29 (b)	816
500,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (b)	496
650,000	Millrose Properties Inc. 144A, 6.38%, 8/01/30 (b)	659
500,000	Mineral Resources Ltd. 144A, 8.50%, 5/01/30 (b)	515
600,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	497
800,000	Obsidian Energy Ltd. 144A, 8.13%, 12/03/30 CAD (a)(b)	601
375,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (b)	389

68  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

685,000	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed 144A, 4.63%, 3/01/29 (b)	$661
785,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(b)	598
620,000	Tamarack Valley Energy Ltd. 144A, 6.88%, 7/25/30 CAD (a)(b)	480
650,000	UWM Holdings LLC 144A, 6.63%, 2/01/30 (b)	624
640,000	XHR LP 144A, 6.63%, 5/15/30 (b)	656
Total Corporate Bond (Cost - $10,846)		11,024
Investment Company (3%)
3,814,663	Payden Cash Reserves Money Market Fund * (Cost - $3,815)	3,815
Total Investments (Cost - $129,166) (100%)		128,098
Other Assets, net of Liabilities (0%)		411
Net Assets (100%)		$128,509

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(f)	Perpetual security with no stated maturity date.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Assets:
CAD 39	USD 28	BNP PARIBAS	06/17/2026	$—

Liabilities:
USD 2,037	CAD 2,765	BNP PARIBAS	06/17/2026	(2)

Net Unrealized Depreciation				$(2)

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  69

Payden High Income Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (0%)
60	Chase Auto Owner Trust, 0.00%, 6/25/30 (a)	$365
1,600,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (b)(c)	1,163
2,000,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (c)	2,071
212,747	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (c)	216
80	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (a)	849
Total Asset Backed (Cost - $6,311)		4,664
Bank Loan(d) (4%)
2,245,957	Albion Financing 3 SARL Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 6.66%, 5/21/31	2,260
1,060,000	Crescent Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.41%, 2/11/33	1,067
1,570,000	Dayforce Bidco LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.66%, 2/04/33	1,485
864,167	Digicel International Finance Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 8.91%, 7/30/32	867
1,861,138	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.20%, 4/01/30	1,880
1,965,187	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 2/12/31	1,942
379,835	First Student Bidco Inc. Term Loan C 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 5.95%, 8/15/30	380
2,075,884	First Student Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.95%, 8/15/30	2,079
6,269,891	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 7.95%, 10/09/30	6,293
1,652,999	Journey Personal Care Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.40%, 3/01/28	1,628
4,501,044	Jump Financial LLC Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.20%, 2/26/32	4,524
3,482,500	Lendingtree Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.90%, 8/21/30	3,442
1,777,925	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 7.91%, 7/01/31	1,614
2,450,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 9.40%, 2/16/32	2,383
1,295,000	Oak-Eagle Acquireco Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 3.50%, 3/24/33	1,297

Principal or Shares	Security Description	Value (000)

960,000	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.65%, 8/18/32	$965
1,915,000	Project Alpha Intermediate Holding Inc. Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 8.70%, 5/09/33	1,165
2,440,024	Sinclair Television Group Inc. Term Loan B7 1L, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 7.85%, 12/31/30	2,212
1,988,763	Sotera Health Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 5/30/31	1,999
1,400,000	Sword Purchaser LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.65%, 4/11/33	1,361
3,970,049	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.65%, 1/31/31	3,988
972,737	Transdigm Inc. Term Loan K 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 3/22/30	975
1,477,500	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.15%, 7/31/31	1,467
2,760,000	Venture Global Calcasieu Pass LLC Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 4/11/33	2,772
Total Bank Loan (Cost - $50,734)		50,045
Corporate Bond (91%)
Automotive (5%)
2,100,000	Adient Global Holdings Ltd. 144A, 7.50%, 2/15/33 (c)	2,149
2,660,000	Adient Global Holdings Ltd. 144A, 8.25%, 4/15/31 (c)(e)	2,784
2,500,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (c)	2,350
2,030,000	American Axle & Manufacturing Inc., 5.00%, 10/01/29 (e)	1,974
3,755,000	American Axle & Manufacturing Inc. 144A, 7.75%, 10/15/33 (c)	3,668
3,630,000	Aston Martin Capital Holdings Ltd. 144A, 10.00%, 3/31/29 (c)	2,917
2,700,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.75%, 2/15/30 (c)	2,791
1,775,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.75%, 9/15/32 (c)	1,817
2,630,000	Cooper-Standard Automotive Inc. 144A, 9.25%, 3/01/31 (c)	2,529
2,965,000	Forvia SE 144A, 6.75%, 9/15/33 (c)	2,975
4,210,000	Garrett Motion Holdings Inc./Garrett LX I Sarl 144A, 7.75%, 5/31/32 (c)	4,398
1,750,000	Goodyear Tire & Rubber Co., 5.00%, 7/15/29	1,680
2,750,000	Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,501
200,000	IHO Verwaltungs GmbH 144A, 7.38%, 5/15/33 (c)	203
3,300,000	IHO Verwaltungs GmbH 144A, 7.75%, 11/15/30 (c)	3,402
2,750,000	Jaguar Land Rover Automotive PLC 144A, 5.50%, 7/15/29 (c)(e)	2,728

70  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

5,735,000	JB Poindexter & Co. Inc. 144A, 8.75%, 12/15/31 (c)	$5,950
4,910,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (c)	4,590
1,180,000	Nissan Motor Co. Ltd. 144A, 7.75%, 7/17/32 (c)	1,231
1,210,000	Phinia Inc. 144A, 6.63%, 10/15/32 (c)	1,241
3,610,000	ZF North America Capital Inc. 144A, 7.13%, 4/14/30 (c)	3,622
		57,500
Banking (2%)
3,800,000	Bank of Montreal, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (f)	4,003
2,865,000	Citigroup Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.001%), 6.63% (f)(g)	2,902
2,600,000	Goldman Sachs Group Inc. Z, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.461%), 6.85% (f)(g)	2,681
1,750,000	Intesa Sanpaolo SpA 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.600%), 4.20%, 6/01/32 (c)(f)	1,655
4,600,000	Toronto-Dominion Bank, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (f)	4,788
2,165,000	UniCredit SpA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.750%), 5.46%, 6/30/35 (c)(f)	2,170
		18,199
Basic Industry (12%)
2,020,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (c)	2,082
1,300,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (c)	1,339
1,500,000	Alumina Pty Ltd. 144A, 6.38%, 9/15/32 (c)	1,543
3,200,000	Artemis Gold Inc. 144A, 5.63%, 2/15/31 CAD (b)(c)	2,378
2,880,000	Avient Corp. 144A, 6.25%, 11/01/31 (c)	2,924
2,595,000	Bombardier Inc. 144A, 6.75%, 6/15/33 (c)	2,709
2,000,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (c)	2,090
1,000,000	Bombardier Inc. 144A, 8.75%, 11/15/30 (c)	1,063
4,390,000	Builders FirstSource Inc. 144A, 4.25%, 2/01/32 (c)	4,077
3,635,000	Capstone Copper Corp. 144A, 6.75%, 3/31/33 (c)	3,702
2,110,000	Carpenter Technology Corp. 144A, 5.63%, 3/01/34 (c)	2,114
4,015,000	Celanese U.S. Holdings LLC, 7.38%, 7/15/32	4,258
1,710,000	Century Aluminum Co. 144A, 6.88%, 8/01/32 (c)	1,772
3,000,000	Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (c)	2,957
1,560,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (c)	1,561
2,200,000	Cleveland-Cliffs Inc. 144A, 7.50%, 9/15/31 (c)	2,248
2,000,000	Coeur Mining Inc. 144A, 5.13%, 2/15/29 (c)	1,999
2,995,000	Coeur Mining Inc. 144A, 6.88%, 4/01/32 (c)	3,089
1,980,000	Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (c)	1,977
2,500,000	Element Solutions Inc. 144A, 3.88%, 9/01/28 (c)	2,439
2,365,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (c)	2,413
2,475,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.63%, 12/15/30 (c)	2,537
5,445,000	Energizer Holdings Inc. 144A, 6.00%, 9/15/33 (c)(e)	5,214

Principal or Shares	Security Description	Value (000)

1,120,000	Fortescue Treasury Pty Ltd. 144A, 4.38%, 4/01/31 (c)	$1,071
1,500,000	Fortescue Treasury Pty Ltd. 144A, 6.13%, 4/15/32 (c)	1,552
3,245,000	JW Aluminum Continuous Cast Co. 144A, 10.25%, 4/01/30 (c)	3,368
3,250,000	Kaiser Aluminum Corp. 144A, 4.50%, 6/01/31 (c)	3,120
465,000	Kaiser Aluminum Corp. 144A, 5.88%, 3/01/34 (c)	466
3,115,000	LGI Homes Inc. 144A, 7.00%, 11/15/32 (c)	2,990
3,250,000	Manitowoc Co. Inc. 144A, 9.25%, 10/01/31 (c)	3,479
1,895,000	MasTec Inc. 144A, 6.63%, 8/15/29 (c)	1,904
905,000	Mineral Resources Ltd. 144A, 7.00%, 4/01/31 (c)	940
2,974,000	Mineral Resources Ltd. 144A, 9.25%, 10/01/28 (c)	3,089
4,855,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC 144A, 6.75%, 4/01/32 (c)	4,802
3,535,000	Moog Inc. 144A, 5.50%, 10/15/34 (c)	3,547
3,205,000	Novelis Corp. 144A, 6.38%, 8/15/33 (c)	3,221
2,000,000	Novelis Sheet Ingot GmbH, 3.38%, 4/15/29 EUR (b)(h)	2,283
2,250,000	Olympus Water U.S. Holding Corp. 144A, 6.75%, 8/01/32 (c)	2,183
2,800,000	SCIH Salt Holdings Inc. 144A, 4.88%, 5/01/28 (c)	2,775
2,350,000	Solstice Advanced Materials Inc. 144A, 5.63%, 9/30/33 (c)	2,339
6,460,000	Standard Building Solutions Inc. 144A, 5.88%, 3/15/34 (c)	6,305
870,000	Standard Building Solutions Inc. 144A, 6.25%, 8/01/33 (c)	870
1,150,000	Standard Building Solutions Inc. 144A, 6.50%, 8/15/32 (c)	1,162
2,500,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (c)	2,388
1,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (c)	995
1,000,000	Sword Purchaser LLC 144A, 8.25%, 4/15/33 (c)	1,024
1,855,000	Taylor Morrison Communities Inc. 144A, 5.75%, 11/15/32 (c)	1,877
2,820,000	TopBuild Corp. 144A, 5.63%, 1/31/34 (c)	2,858
3,240,000	TransDigm Inc., 4.88%, 5/01/29	3,204
3,450,000	TransDigm Inc. 144A, 6.00%, 1/15/33 (c)	3,486
750,000	TransDigm Inc. 144A, 6.63%, 3/01/32 (c)	772
3,465,000	TransDigm Inc. 144A, 6.75%, 1/31/34 (c)	3,562
600,000	TransDigm Inc. 144A, 6.88%, 12/15/30 (c)	619
2,500,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (c)	2,420
2,695,000	Velocity Vehicle Group LLC 144A, 8.00%, 6/01/29 (c)	2,654
1,050,000	Whirlpool Corp., 4.60%, 5/15/50	707
		136,517
Consumer Goods (3%)
3,000,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (c)	2,939
2,720,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.75%, 3/31/34 (c)	2,651
4,065,000	B&G Foods Inc. 144A, 8.00%, 9/15/28 (c)	4,034
1,610,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (c)	1,664

Semi-Annual Financial Statements and Other Information  71

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

2,135,000	Industrial F&B Investments III Inc. 144A, 7.75%, 2/11/33 (c)	$2,159
1,110,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 7.13%, 4/30/33 (c)	1,124
5,250,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (c)	5,495
1,160,000	Newell Brands Inc. 144A, 8.50%, 6/01/28 (c)	1,213
2,345,000	Post Holdings Inc. 144A, 4.50%, 9/15/31 (c)	2,206
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (c)	875
3,250,000	Primo Water Holdings Inc./Triton Water Holdings Inc. 144A, 4.38%, 4/30/29 (c)	3,174
4,425,000	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed 144A, 4.63%, 3/01/29 (c)	4,272
3,580,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (c)	3,664
		35,470
Energy (13%)
2,160,000	AltaGas Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.573%), 7.20%, 10/15/54 (c)(f)	2,245
2,145,000	Archrock Services LP/Archrock Partners Finance Corp. 144A, 6.00%, 2/01/34 (c)	2,160
1,356,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 9.00%, 11/01/27 (c)	1,561
1,675,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (c)	1,729
1,425,000	Azule Energy Finance PLC 144A, 8.25%, 1/22/31 (c)	1,473
6,580,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (c)	6,761
1,200,000	Borr Drilling Ltd. 144A, 3.50%, 5/01/33 (c)	1,302
1,353,049	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (c)	1,414
3,087,961	Borr IHC Ltd./Borr Finance LLC 144A, 10.38%, 11/15/30 (c)	3,243
785,000	California Resources Corp. 144A, 7.00%, 1/15/34 (c)	801
6,070,000	Calumet Specialty Products Partners LP/Calumet Finance Corp. 144A, 9.75%, 2/15/31 (c)	6,437
2,580,000	Caturus Energy LLC 144A, 8.50%, 2/15/30 (c)	2,699
4,595,000	CHC Group LLC 144A, 11.75%, 9/01/30 (c)	4,175
545,000	Comstock Resources Inc. 144A, 5.88%, 1/15/30 (c)	528
1,300,000	Crescent Energy Finance LLC 144A, 7.88%, 4/15/32 (c)	1,348
1,270,000	Crescent Energy Finance LLC 144A, 8.38%, 1/15/34 (c)	1,344
3,505,000	CVR Energy Inc. 144A, 7.50%, 2/15/31 (c)	3,551
3,955,000	CVR Energy Inc. 144A, 7.88%, 2/15/34 (c)	3,970
1,535,000	Enerflex Inc. 144A, 6.88%, 1/15/31 (c)	1,582
8,935,000	EnQuest PLC 144A, 9.88%, 4/30/31 (c)	9,234
2,275,000	FORESEA Holding SA 144A, 7.50%, 6/15/30 (c)(e)	2,257
3,795,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (c)	3,861
4,425,000	Jadestone Energy UK PLC 144A, 12.00%, 4/14/31 (c)(h)	4,504
5,925,000	Karoon USA Finance Inc. 144A, 10.50%, 5/14/29 (c)(e)	6,171

Principal or Shares	Security Description	Value (000)

3,120,000	Kistos Holdings PLC 144A, 9.88%, 5/18/30 (c)(h)	$3,122
2,880,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (c)	2,902
3,515,000	Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (c)	3,466
4,910,000	Kraken Oil & Gas Partners LLC 144A, 7.63%, 8/15/29 (c)	5,006
3,955,000	Long Ridge Energy LLC 144A, 8.75%, 2/15/32 (c)	4,229
4,330,000	Matador Resources Co. 144A, 6.00%, 4/15/34 (c)	4,348
6,950,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (c)	7,040
1,120,000	Noble Finance II LLC 144A, 8.00%, 4/15/30 (c)	1,165
6,400,000	Obsidian Energy Ltd. 144A, 8.13%, 12/03/30 CAD (b)(c)	4,812
4,070,750	OHI Group SA 144A, 13.00%, 7/22/29 (c)(e)	4,149
2,740,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (c)	2,693
4,855,000	Phillips 66 Co. A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.283%), 5.88%, 3/15/56 (f)	4,843
1,590,000	Seadrill Finance Ltd. 144A, 8.38%, 8/01/30 (c)	1,668
3,700,000	SM Energy Co. 144A, 6.63%, 4/15/34 (c)	3,753
6,430,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (b)(c)	4,899
4,380,000	Tamarack Valley Energy Ltd. 144A, 6.88%, 7/25/30 CAD (b)(c)	3,389
4,040,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (c)	3,916
3,880,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 6.25%, 10/01/33 (c)	3,917
2,200,000	Valaris Ltd. 144A, 8.38%, 4/30/30 (c)	2,295
1,185,000	Vermilion Energy Inc. 144A, 7.25%, 2/15/33 (c)(e)	1,203
6,165,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (c)(e)	6,400
		153,565
Financial (9%)
2,600,000	Aircastle Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.410%), 5.25% (c)(f)(g)	2,610
4,625,000	Ally Financial Inc. B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (f)(g)	4,616
4,810,000	Ally Financial Inc. D, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.148%), 7.10% (f)(g)	4,808
3,945,000	Avation Group S Pte Ltd. 144A, 8.50%, 5/15/31 (c)(e)	3,690
3,495,000	Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (c)	3,582
1,520,000	Bread Financial Holdings Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.300%), 8.38%, 6/15/35 (c)(f)	1,595
3,640,000	Burford Capital Global Finance LLC 144A, 7.50%, 7/15/33 (c)	2,995
1,425,000	Burford Capital Global Finance LLC 144A, 9.25%, 7/01/31 (c)	1,328
3,545,000	CrossCountry Intermediate HoldCo LLC 144A, 6.50%, 10/01/30 (c)	3,487
2,520,000	Encore Capital Group Inc. 144A, 9.25%, 4/01/29 (c)	2,637
1,785,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (c)	1,805

72  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

830,000	Freedom Mortgage Holdings LLC 144A, 8.38%, 4/01/32 (c)	$842
4,650,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (c)	4,820
1,550,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (c)	1,310
3,295,000	goeasy Ltd. 144A, 6.88%, 2/15/31 (c)(e)	2,740
1,450,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (c)	1,300
2,000,000	Greystar Real Estate Partners LLC 144A, 7.75%, 9/01/30 (c)	2,085
3,415,000	HA Sustainable Infrastructure Capital Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.301%), 8.00%, 6/01/56 (f)	3,626
2,695,000	Hightower Holding LLC 144A, 9.13%, 1/31/30 (c)	2,811
1,325,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 2/01/29	1,162
1,370,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,378
3,650,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (c)	3,644
2,660,000	Jefferson Capital Holdings LLC 144A, 8.25%, 5/15/30 (c)	2,785
1,425,000	Jefferson Capital Holdings LLC 144A, 9.50%, 2/15/29 (c)	1,500
5,275,000	LFS Topco LLC 144A, 8.75%, 7/15/30 (c)	5,101
5,440,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (c)	5,400
2,700,000	Navient Corp., 5.50%, 3/15/29	2,597
1,000,000	OneMain Finance Corp., 4.00%, 9/15/30	920
1,250,000	OneMain Finance Corp., 5.38%, 11/15/29	1,233
350,000	OneMain Finance Corp., 6.63%, 1/15/28	355
1,000,000	OneMain Finance Corp., 7.13%, 11/15/31	1,015
2,500,000	PennyMac Financial Services Inc. 144A, 4.25%, 2/15/29 (c)	2,390
1,340,000	PennyMac Financial Services Inc. 144A, 6.88%, 2/15/33 (c)	1,319
1,725,000	PennyMac Financial Services Inc. 144A, 7.88%, 12/15/29 (c)	1,791
5,640,000	Phoenix Aviation Capital Ltd. 144A, 9.25%, 7/15/30 (c)	5,761
2,690,000	Stonex Escrow Issuer LLC 144A, 6.88%, 7/15/32 (c)	2,783
3,935,000	Synchrony Financial, 7.25%, 2/02/33	4,082
4,455,000	UWM Holdings LLC 144A, 6.63%, 2/01/30 (c)	4,279
		102,182
Healthcare (5%)
2,470,000	1261229 BC Ltd. 144A, 10.00%, 4/15/32 (c)	2,553
4,220,000	Bausch & Lomb Corp. 144A, 8.38%, 10/01/28 (c)	4,362
800,000	Bausch Health Cos. Inc. 144A, 4.88%, 6/01/28 (c)	752
1,720,000	BellRing Brands Inc. 144A, 7.00%, 3/15/30 (c)	1,748
4,850,000	CHS/Community Health Systems Inc. 144A, 5.25%, 5/15/30 (c)	4,582
2,450,000	CVS Health Corp., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.886%), 7.00%, 3/10/55 (f)	2,544
2,990,000	DaVita Inc. 144A, 3.75%, 2/15/31 (c)	2,776
2,375,000	DaVita Inc. 144A, 6.75%, 7/15/33 (c)	2,450
2,996,000	Fortrea Holdings Inc. 144A, 7.50%, 7/01/30 (c)	2,919
3,150,000	GENMAB A/S/GENMAB FINANCE LLC 144A, 7.25%, 12/15/33 (c)	3,286
2,815,000	LifePoint Health Inc. 144A, 7.00%, 5/01/34 (c)	2,748

Principal or Shares	Security Description	Value (000)

2,135,000	LifePoint Health Inc. 144A, 9.88%, 8/15/30 (c)	$2,266
1,000,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 5.13%, 4/30/31 (c)	994
1,255,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (c)	1,346
2,400,000	Prestige Brands Inc. 144A, 3.75%, 4/01/31 (c)	2,218
3,760,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (c)	3,902
3,935,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (c)	4,127
3,250,000	Tenet Healthcare Corp., 4.38%, 1/15/30	3,151
3,485,000	Tenet Healthcare Corp. 144A, 5.50%, 11/15/32 (c)	3,478
2,090,000	Tenet Healthcare Corp. 144A, 6.00%, 11/15/33 (c)	2,113
		54,315
Insurance (2%)
3,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (c)	3,000
2,575,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (c)	2,630
3,415,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 7.38%, 10/01/32 (c)	3,360
1,750,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (f)	1,774
2,555,000	Asurion LLC/ Asurion Co.-Issuer Inc. 144A, 8.00%, 12/31/32 (c)	2,670
3,030,000	Asurion LLC/ Asurion Co.-Issuer Inc. 144A, 8.38%, 2/01/34 (c)	2,992
3,205,000	Corebridge Financial Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.181%), 6.88% (f)(g)	3,298
5,430,000	Enstar Finance LLC, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.006%), 5.50%, 1/15/42 (f)	5,348
		25,072
Leisure (4%)
2,070,000	Caesars Entertainment Inc. 144A, 6.00%, 10/15/32 (c)(e)	1,857
2,335,000	Carnival Corp. 144A, 6.13%, 2/15/33 (c)	2,371
1,625,000	Cinemark USA Inc. 144A, 7.00%, 8/01/32 (c)	1,681
2,050,000	Discovery Global Holdings Inc., 4.28%, 3/15/32	1,859
1,750,000	Discovery Global Holdings Inc., 5.05%, 3/15/42	1,253
775,000	Discovery Global Holdings Inc., 5.14%, 3/15/52	511
2,665,000	Kingpin Intermediate Holdings LLC 144A, 7.25%, 10/15/32 (c)	2,238
5,885,000	Marriott Ownership Resorts Inc. 144A, 6.50%, 10/01/33 (c)	5,663
2,680,000	MGM Resorts International, 6.50%, 4/15/32 (e)	2,715
3,005,000	NCL Corp. Ltd. 144A, 6.25%, 9/15/33 (c)	2,910
2,515,000	Polaris Inc., 5.60%, 3/01/31	2,510
828,000	Sabre GLBL Inc. 144A, 10.75%, 11/15/29 (c)	721
810,000	Sabre GLBL Inc. 144A, 10.75%, 3/15/30 (c)	700
530,000	Sabre GLBL Inc. 144A, 11.13%, 7/15/30 (c)	457
2,740,000	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC 144A, 8.63%, 1/15/32 (c)	2,787
3,840,000	Travel + Leisure Co. 144A, 4.50%, 12/01/29 (c)	3,712
2,595,000	Viking Cruises Ltd. 144A, 5.88%, 10/15/33 (c)	2,603
3,230,000	Wynn Macau Ltd. 144A, 6.75%, 2/15/34 (c)	3,240
		39,788

Semi-Annual Financial Statements and Other Information  73

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

Media (7%)
3,928,000	AMC Global Media Inc. 144A, 10.50%, 7/15/32 (c)	$4,052
3,670,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 2/01/31 (c)	3,336
3,150,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 1/15/34 (c)(e)	2,645
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30 (c)	1,400
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	879
2,580,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 6/01/33 (c)	2,219
2,750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (c)	2,608
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 2/01/32 (c)	1,792
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (c)	2,510
3,700,000	Cogent Communications Group LLC / Cogent Finance Inc. 144A, 7.00%, 6/15/27 (c)(e)	3,685
1,250,000	Directv Financing LLC 144A, 8.88%, 2/01/30 (c)	1,272
2,550,000	Directv Financing LLC 144A, 8.88%, 2/01/30 (c)	2,600
324,000	Directv Financing LLC/Directv Financing Co.- Obligor Inc. 144A, 5.88%, 8/15/27 (c)	324
2,150,000	Directv Financing LLC/Directv Financing Co- Obligor Inc. 144A, 10.00%, 2/15/31 (c)	2,239
2,500,000	DISH Network Corp. 144A, 11.75%, 11/15/27 (c)	2,583
4,650,000	EchoStar Corp., 10.75%, 11/30/29	5,052
1,985,000	ION Platform Finance U.S. Inc./ION Platform Finance Sarl 144A, 9.50%, 5/30/29 (c)	1,858
1,300,000	Match Group Holdings II LLC 144A, 3.63%, 10/01/31 (c)	1,166
1,500,000	Match Group Holdings II LLC 144A, 4.63%, 6/01/28 (c)	1,482
4,230,000	McGraw-Hill Education Inc. 144A, 8.00%, 8/01/29 (c)	4,235
3,870,000	Nexstar Media Inc. 144A, 4.75%, 11/01/28 (c)	3,815
1,590,000	Nexstar Media Inc. 144A, 6.50%, 9/15/33 (c)	1,603
1,320,000	Nexstar Media Inc. 144A, 7.25%, 4/15/34 (c)	1,329
3,335,000	Paramount Global, 4.20%, 5/19/32	2,916
2,810,000	Paramount Global, 4.38%, 3/15/43	1,793
2,405,000	Paramount Global, 5.85%, 9/01/43	1,767
3,540,000	Rakuten Group Inc. 144A, 9.75%, 4/15/29 (c)	3,887
1,000,000	Sinclair Television Group Inc. 144A, 8.13%, 2/15/33 (c)	1,036
4,500,000	Sirius XM Radio LLC 144A, 3.88%, 9/01/31 (c)	4,076
4,910,000	Univision Communications Inc. 144A, 7.38%, 6/30/30 (c)	4,908
895,000	Univision Communications Inc. 144A, 8.88%, 4/15/33 (c)	901
2,750,000	Versant Media Group Inc. 144A, 7.25%, 1/30/31 (c)	2,857
575,000	Virgin Media Secured Finance PLC 144A, 4.50%, 8/15/30 (c)	509
1,500,000	Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29 (c)	1,448
		80,782

Principal or Shares	Security Description	Value (000)

Real Estate (3%)
1,635,000	Blackstone Mortgage Trust Inc. 144A, 7.75%, 12/01/29 (c)	$1,740
3,795,000	Brandywine Operating Partnership LP, 8.88%, 4/12/29	3,975
4,000,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (c)	3,947
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (c)	1,499
1,840,000	Iron Mountain Inc. 144A, 6.25%, 1/15/33 (c)	1,869
1,000,000	Kennedy-Wilson Inc., 4.75%, 3/01/29	994
2,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A, 4.75%, 6/15/29 (c)	2,449
4,080,000	Millrose Properties Inc. 144A, 6.25%, 9/15/32 (c)	4,101
735,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	609
3,120,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 144A, 7.00%, 2/01/30 (c)	3,187
415,000	Service Properties Trust, 8.88%, 6/15/32	426
2,260,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (c)	2,317
2,250,000	Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC 144A, 4.75%, 4/15/28 (c)	2,243
4,685,000	XHR LP 144A, 4.88%, 6/01/29 (c)	4,602
2,860,000	XHR LP 144A, 6.63%, 5/15/30 (c)	2,930
		36,888
Retail (6%)
2,850,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.00%, 10/15/30 (c)	2,713
2,000,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.63%, 9/15/29 (c)	2,020
2,105,000	Advance Auto Parts Inc. 144A, 7.00%, 8/01/30 (c)	2,173
2,105,000	Advance Auto Parts Inc. 144A, 7.38%, 8/01/33 (c)	2,173
2,100,000	Arko Corp. 144A, 5.13%, 11/15/29 (c)	1,894
2,000,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (c)	1,948
4,465,000	Asbury Automotive Group Inc. 144A, 5.00%, 2/15/32 (c)	4,284
1,000,000	Bath & Body Works Inc. 144A, 6.63%, 10/01/30 (c)	1,014
2,500,000	Bath & Body Works Inc., 6.88%, 11/01/35	2,469
4,530,000	BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (c)	3,954
4,150,000	Champ Acquisition Corp. 144A, 8.38%, 12/01/31 (c)	4,382
2,230,000	Cougar JV Subsidiary LLC 144A, 8.00%, 5/15/32 (c)	2,346
3,180,000	Dealer Tire LLC/DT Issuer LLC 144A, 8.00%, 2/01/28 (c)	3,162
180,000	Ferrellgas LP/Ferrellgas Finance Corp. 144A, 9.25%, 1/15/31 (c)	189
2,650,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (c)	2,569
2,000,000	FirstCash Inc. 144A, 4.63%, 9/01/28 (c)	1,968
1,750,000	FirstCash Inc. 144A, 5.63%, 1/01/30 (c)	1,743
2,815,000	FirstCash Inc. 144A, 6.13%, 5/01/34 (c)	2,811
2,740,000	Group 1 Automotive Inc. 144A, 4.00%, 8/15/28 (c)	2,669
3,220,000	Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (c)	3,079
1,820,000	LCM Investments Holdings II LLC 144A, 8.25%, 8/01/31 (c)	1,907
835,000	Macy’s Retail Holdings LLC, 4.30%, 2/15/43	561

74  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

466,000	Macy’s Retail Holdings LLC 144A, 5.88%, 3/15/30 (c)	$465
515,000	Nordstrom Inc., 5.00%, 1/15/44	361
3,500,000	PetSmart LLC/PetSmart Finance Corp. 144A, 7.50%, 9/15/32 (c)	3,547
3,000,000	Sally Holdings LLC/Sally Capital Inc., 6.75%, 4/01/32	3,094
4,330,000	Sonic Automotive Inc. 144A, 4.88%, 11/15/31 (c)	4,165
3,965,000	Victra Holdings LLC/Victra Finance Corp. 144A, 8.75%, 9/15/29 (c)	4,154
		67,814
Service (4%)
2,150,000	ADT Security Corp. 144A, 4.13%, 8/01/29 (c)(e)	2,069
3,715,000	ADT Security Corp. 144A, 5.88%, 10/15/33 (c)	3,663
2,790,000	Alta Equipment Group Inc. 144A, 9.00%, 6/01/29 (c)	2,663
2,730,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.00%, 2/15/31 (c)(e)	2,758
1,525,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.25%, 1/15/30 (c)	1,567
1,135,000	Block Inc. 144A, 5.63%, 8/15/30 (c)	1,137
3,495,000	Carriage Services Inc. 144A, 4.25%, 5/15/29 (c)	3,386
3,810,000	Cimpress PLC 144A, 7.38%, 9/15/32 (c)	3,863
4,075,000	Clear Channel Outdoor Holdings Inc. 144A, 7.88%, 4/01/30 (c)	4,246
4,450,000	Deluxe Corp. 144A, 8.13%, 9/15/29 (c)	4,646
745,000	Herc Holdings Inc. 144A, 5.75%, 3/15/31 (c)	747
1,465,000	Herc Holdings Inc. 144A, 7.25%, 6/15/33 (c)	1,535
1,100,000	ION Platform Finance U.S. Inc. 144A, 7.88%, 9/30/32 (c)	856
2,000,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (c)	1,996
2,350,000	Neptune Bidco U.S. Inc. 144A, 9.29%, 4/15/29 (c)	2,379
1,225,000	Neptune Bidco U.S. Inc. 144A, 9.50%, 2/15/33 (c)	1,228
1,300,000	Neptune Bidco U.S. Inc. 144A, 10.38%, 5/15/31 (c)	1,343
4,080,000	PROG Holdings Inc. 144A, 6.00%, 11/15/29 (c)	3,989
380,000	Sabre Financial Borrower LLC 144A, 11.13%, 6/15/29 (c)	390
2,000,000	United Rentals North America Inc., 3.88%, 2/15/31	1,895
1,145,000	Williams Scotsman Inc. 144A, 6.63%, 6/15/29 (c)	1,176
		47,532
Technology (3%)
2,025,000	Cloud Software Group Inc. 144A, 6.63%, 8/15/33 (c)	1,815
2,320,000	Cloud Software Group Inc. 144A, 8.25%, 6/30/32 (c)	2,206
750,000	Cloud Software Group Inc. 144A, 9.00%, 9/30/29 (c)	737
3,055,000	Consensus Cloud Solutions Inc. 144A, 6.50%, 10/15/28 (c)	3,031
2,510,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (c)	2,497
2,440,000	CoreWeave Inc. 144A, 9.25%, 6/01/30 (c)	2,473
1,370,000	CoreWeave Inc. 144A, 9.75%, 10/01/31 (c)	1,379
2,600,000	Diebold Nixdorf Inc. 144A, 7.75%, 3/31/30 (c)	2,738
6,045,000	Fair Isaac Corp. 144A, 6.25%, 9/15/34 (c)	5,955
2,215,000	Kioxia Holdings Corp. 144A, 6.63%, 7/24/33 (c)	2,317
920,000	OAK-Eagle Acquireco Inc. 144A, 7.25%, 7/01/33 (c)	948

Principal or Shares	Security Description	Value (000)

1,490,000	OAK-Eagle Acquireco Inc. 144A, 8.75%, 7/01/34 (c)	$1,551
2,965,000	Open Text Holdings Inc. 144A, 4.13%, 12/01/31 (c)	2,534
2,850,000	Qnity Electronics Inc. 144A, 6.25%, 8/15/33 (c)	2,920
1,500,000	Rocket Software Inc. 144A, 9.00%, 11/28/28 (c)	1,494
3,755,000	UKG Inc. 144A, 6.88%, 2/01/31 (c)	3,658
		38,253
Telecommunication (6%)
5,690,000	APLD ComputeCo LLC 144A, 9.25%, 12/15/30 (c)	6,119
1,940,000	Black Pearl Compute LLC 144A, 6.13%, 2/15/31 (c)	1,971
2,950,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (c)	3,026
3,950,000	Cipher Compute LLC 144A, 7.13%, 11/15/30 (c)	4,099
2,300,000	Digicel International Finance Ltd./Difl U.S. LLC 144A, 8.63%, 8/01/32 (c)	2,394
3,640,000	Edged Compute LLC 144A, 7.50%, 4/30/31 (c)	3,571
3,483,000	Fibercop SpA 2033 144A, 6.38%, 11/15/33 (c)	3,487
1,800,000	Flash Compute LLC 144A, 7.25%, 12/31/30 (c)	1,838
4,230,000	Level 3 Financing Inc. 144A, 7.00%, 3/31/34 (c)	4,390
3,580,000	Level 3 Financing Inc. 144A, 8.50%, 1/15/36 (c)	3,839
2,315,000	Meridian Arc Holdco LLC 144A, 6.25%, 4/30/31 (c)	2,316
1,510,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (c)	1,411
5,710,000	PR RNO Property Owner 1 LLC 144A, 6.50%, 5/01/31 (c)	5,663
2,565,000	Rogers Communications Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.653%), 7.00%, 4/15/55 (f)	2,619
3,070,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (c)	3,065
4,675,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (c)	4,450
3,115,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (c)	3,058
432,000	Telecom Italia Capital SA, 6.38%, 11/15/33	454
2,720,000	Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC Feb 144A, 8.63%, 6/15/32 (c)	2,849
3,270,000	Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31 (c)	2,818
2,685,000	Windstream Services LLC/Windstream Escrow Finance Corp. 144A, 8.25%, 10/01/31 (c)	2,842
4,340,000	WULF Compute LLC 144A, 7.75%, 10/15/30 (c)	4,564
		70,843
Transportation (1%)
760,000	American Airlines Inc. 144A, 7.25%, 2/15/28 (c)	770
3,000,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (c)	3,004
830,000	First Student Bidco Inc./First Transit Parent Inc. 144A, 4.00%, 7/31/29 (c)	795
1,545,000	JetBlue Airways Corp./JetBlue Loyalty LP 144A, 9.88%, 9/20/31 (c)	1,441
2,635,000	XPO Inc. 144A, 7.13%, 2/01/32 (c)	2,750
		8,760
Utility (6%)
2,540,000	Alpha Generation LLC 144A, 6.25%, 1/15/34 (c)	2,524
2,100,000	Alpha Generation LLC 144A, 6.75%, 10/15/32 (c)	2,152

Semi-Annual Financial Statements and Other Information  75

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

5,855,000	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 144A, 6.38%, 2/15/32 (c)	$5,823
2,500,000	Clearway Energy Operating LLC 144A, 4.75%, 3/15/28 (c)	2,485
2,480,000	Clearway Energy Operating LLC 144A, 5.75%, 1/15/34 (c)	2,482
1,750,000	Constellation Energy Generation LLC 144A, 4.63%, 2/01/29 (c)	1,739
1,860,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 7.38%, 6/30/33 (c)	1,921
2,750,000	Evergy Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.558%), 6.65%, 6/01/55 (f)	2,798
2,500,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (c)	2,390
1,145,000	NRG Energy Inc. 144A, 5.75%, 1/15/34 (c)	1,137
1,880,000	NRG Energy Inc. 144A, 6.25%, 11/01/34 (c)	1,903
1,500,000	PG&E Corp., 5.00%, 7/01/28	1,493
4,830,000	Talen Energy Supply LLC 144A, 6.50%, 2/01/36 (c)	4,851
2,425,000	TransAlta Corp., 5.88%, 2/01/34	2,425
3,520,000	TransMontaigne Partners LLC 144A, 8.50%, 6/15/30 (c)	3,645
3,845,000	TXNM Energy Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.254%), 7.00%, 7/31/56 (c)(f)	3,835
2,625,000	Venture Global Calcasieu Pass LLC 144A, 3.88%, 11/01/33 (c)	2,341
615,000	Venture Global Calcasieu Pass LLC 144A, 6.00%, 5/01/36 (c)	620
8,915,000	Venture Global LNG Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 5.440%), 9.00% (c)(f)(g)	8,823
4,285,000	Venture Global Plaquemines LNG LLC 144A, 6.75%, 1/15/36 (c)	4,557
2,250,000	Vistra Operations Co. LLC 144A, 7.75%, 10/15/31 (c)	2,361
2,340,000	VoltaGrid LLC 144A, 7.38%, 11/01/30 (c)	2,430
3,275,000	XPLR Infrastructure Operating Partners LP 144A, 8.38%, 1/15/31 (c)(e)	3,501
		68,236
Total Corporate Bond (Cost - $1,034,229)		1,041,716

Principal or Shares	Security Description	Value (000)

Mortgage Backed (1%)
3,670,414	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 13.01%, 11/25/39 (c)(f)	$3,819
1,775,797	STACR Trust 2018-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 15.51%, 5/25/43 (c)(f)	2,101
1,550,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.26%, 2/25/47 (c)(f)	1,863
Total Mortgage Backed (Cost - $6,996)		7,783
Investment Company (6%)
66,428,942	Payden Cash Reserves Money Market Fund * (Cost - $66,429)	66,429

Total Investments (Cost - $1,164,699) (102%)		1,170,637
Liabilities in excess of Other Assets (-2%)		(25,803)
Net Assets (100%)		$1,144,834

*	Affiliated investment.
(a)	Yield to maturity at time of purchase.
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $29,358 and the total market value of the collateral held by the Fund is $30,678. Amounts in 000s.

(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(g)	Perpetual security with no stated maturity date.
(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 17,047	CAD	23,152	BNP PARIBAS	06/17/2026	$(32)
USD 2,007	EUR	1,734	Morgan Stanley	06/17/2026	(33)

Net Unrealized Depreciation					$(65)

76  Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	285	Jun-26	$31,519	$(751)	$(751)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually, Receive Variable 1.974% (ESTRON) Annually	04/30/2028	EUR 3,500	$(36)	$3	$(39)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay Variable 4.102% (SOFRRATE) Annually	04/30/2028	USD 3,630	13	2	11
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 1.933% (ESTRON) Annually	04/15/2029	EUR 2,000	(8)	—	(8)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 1.944% (ESTRON) Annually	06/30/2029	EUR 3,000	(32)	3	(35)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay Variable 4.030% (SOFRRATE) Annually	06/30/2029	USD 3,130	15	2	13
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay Variable 3.649% (SOFRRATE) Annually	04/15/2029	USD 2,080	13	1	12

			$(35)	$11	$(46)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$29,358
Non-cash Collateral[2]	(29,358)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  77

   Payden California Municipal Income Social Impact Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)

General Obligation (54%)
175,000	Abag Finance Authority for Nonprofit Corps A, 5.00%, 9/02/26	$175
100,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/28 BAM (a)	100
250,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/32 BAM (a)	250
1,500,000	Antelope Valley Community College District, 5.00%, 8/01/44	1,590
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	308
2,545,000	California Community Choice Financing Authority B-1, 4.00%, 2/01/52 (b)	2,570
2,675,000	California Community Choice Financing Authority F, 5.00%, 11/01/33	2,888
1,500,000	California Community Choice Financing Authority G, 5.00%, 12/01/35	1,636
1,300,000	California Community Choice Financing Authority 1, 5.00%, 2/01/54 (b)	1,371
1,280,000	California Community Choice Financing Authority, 5.00%, 5/01/54 (b)	1,350
3,500,000	California Community Choice Financing Authority B, 5.00%, 1/01/55 (b)	3,588
6,420,000	California Community Choice Financing Authority E, 5.00%, 2/01/55 (b)	6,785
1,470,000	California Community Choice Financing Authority F, 5.00%, 2/01/55 (b)	1,561
3,265,000	California Community Choice Financing Authority C, 5.00%, 12/01/55 (b)	3,424
1,190,000	California Community Choice Financing Authority H, 5.00%, 1/01/56 (b)	1,278
1,155,000	California Community Choice Financing Authority E, 5.00%, 10/01/56 (b)	1,239
1,050,000	California Community Choice Financing Authority, 5.50%, 10/01/54 (b)	1,140
255,000	California Earthquake Authority A, 5.60%, 7/01/27	257
1,000,000	California Infrastructure & Economic Development Bank A, 3.25%, 8/01/29	1,008
1,200,000	California Infrastructure & Economic Development Bank, 3.25%, 6/01/33	1,192
1,250,000	California Infrastructure & Economic Development Bank, 5.00%, 7/01/33	1,406
3,000,000	California State Public Works Board B, 4.74%, 9/01/33	3,011
1,785,000	California State Public Works Board C, 5.00%, 8/01/36	1,948
1,400,000	California State Public Works Board A, 5.00%, 9/01/37	1,615
750,000	California State Public Works Board, 5.00%, 11/01/46	785
1,640,000	California State Public Works Board B2, 7.80%, 3/01/35	1,812
1,460,000	California State Public Works Board G2, 8.36%, 10/01/34	1,698
1,670,000	Central Valley Energy Authority, 5.00%, 8/01/34	1,772
1,580,000	City & County of San Francisco CA C, 3.00%, 6/15/33	1,558
2,000,000	City & County of San Francisco CA R1, 5.00%, 4/01/39	2,281
1,250,000	Colton Joint Unified School District A, 5.00%, 8/01/41 BAM (a)	1,409

Principal or Shares	Security Description	Value (000)

45,000	Coronado Community Development Agency Successor Agency A, 5.00%, 9/01/33	$45
1,000,000	County of Santa Barbara CA B, AMT, 5.00%, 12/01/36	1,040
835,000	El Rancho Unified School District, 2.78%, 8/01/28 (c)	785
625,000	Fontana Public Facilities Financing Authority A, 5.00%, 11/01/40	708
1,125,000	Fontana Unified School District, 3.00%, 8/01/40 BAM-TCRS (a)	1,018
675,000	Fresno Unified School District D, 4.25%, 8/01/55	656
1,025,000	Grossmont Union High School District, 4.00%, 8/01/33	1,026
950,000	Hartnell Community College District A, 0.06%, 8/01/36 (c)	618
1,095,000	Hartnell Community College District B, 3.00%, 8/01/45	885
3,000,000	Inglewood Unified School District B, 5.50%, 8/01/43	3,459
1,000,000	Jefferson Union High School District B, 5.00%, 8/01/44	1,085
2,000,000	Los Angeles County Facilities Inc. A, 5.00%, 12/01/43	2,075
1,750,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue A, 5.00%, 6/01/39	1,987
500,000	Los Angeles County Public Works Financing Authority B, 5.00%, 12/01/31	501
5,570,000	Los Angeles County Public Works Financing Authority G, 5.00%, 12/01/41	6,062
2,500,000	Los Angeles County Public Works Financing Authority J, 5.00%, 12/01/42	2,828
8,925,000	Los Angeles County Public Works Financing Authority D, 5.00%, 12/01/45	8,948
1,655,000	Los Angeles County Public Works Financing Authority, 7.49%, 8/01/33	1,790
2,415,000	Los Angeles Unified School District 1, 5.00%, 7/01/40	2,738
1,000,000	Los Angeles Unified School District, 5.00%, 7/01/43	1,093
1,000,000	Mt San Antonio Community College District A, 5.00%, 8/01/42	1,132
500,000	Municipal Improvement Corp. of Los Angeles B, 5.00%, 11/01/31	505
1,360,000	National School District C, 5.00%, 8/01/46	1,456
1,000,000	Ontario Public Financing Authority A, 5.00%, 11/01/44	1,093
2,575,000	Ontario Public Financing Authority A, 5.00%, 11/01/45	2,792
1,000,000	Palo Alto Unified School District, 3.25%, 8/01/42	933
1,725,000	Peralta Community College District 4, 3.72%, 8/05/31 NATL (a)(b)	1,725
1,000,000	Peralta Community College District 1, 5.00%, 8/01/45	1,089
2,590,000	Pittsburg Unified School District, 4.25%, 8/01/47 BAM (a)	2,542
1,000,000	Pittsburg Unified School District A, 5.00%, 8/01/43 AGC (a)	1,104
2,365,000	Placer County Public Financing Authority A, 4.88%, 10/01/38 BAM (a)	2,288
4,830,000	Sacramento Area Flood Control Agency, 5.00%, 10/01/47	4,840

78  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,075,000	San Bernardino Community College District B, 5.00%, 8/01/42	$3,350
1,150,000	San Bernardino County Transportation Authority A, 5.00%, 3/01/40	1,340
5,400,000	San Diego County Regional Transportation Commission A, 5.00%, 4/01/43	6,125
2,700,000	San Diego Unified School District 6, 5.00%, 7/01/32	3,079
1,500,000	San Diego Unified School District 5C, 5.00%, 7/01/39	1,701
1,400,000	San Diego Unified School District F2, 5.00%, 7/01/42	1,533
2,380,000	San Diego Unified School District 3, 5.00%, 7/01/48	2,508
725,000	San Francisco City & County Redevelopment Agency Successor Agency B, 5.00%, 8/01/40 AGC (a)	818
1,050,000	San Francisco City & County Redevelopment Agency Successor Agency B, 5.00%, 8/01/43 AGC (a)	1,160
2,850,000	San Joaquin Valley Clean Energy Authority A, 5.50%, 1/01/56 (b)	3,130
1,000,000	San Leandro Unified School District B, 5.00%, 8/01/43 BAM (a)	1,034
1,825,000	San Mateo Union High School District, 5.00%, 9/01/34	2,101
2,500,000	Santa Clara Valley Transportation Authority 2, 3.72%, 6/01/55 (b)	2,500
1,810,000	Saugus Union School District School Facilities Improvement District No 2014-1 C, 3.00%, 8/01/37	1,703
200,000	Simi Valley Public Financing Authority A, 5.00%, 10/01/29	200
1,500,000	State Center Community College District B, 3.00%, 8/01/39	1,382
4,000,000	State of California A1, 2.15%, 5/01/54 (b)	4,000
1,000,000	State of California CU, 4.85%, 12/01/46	1,040
2,000,000	State of California, 5.00%, 12/01/35	2,182
1,875,000	State of California, 5.00%, 10/01/36	2,101
2,600,000	State of California, 5.00%, 10/01/43	2,919
3,700,000	State of California, 5.00%, 8/01/46	3,718
2,455,000	Stockton Unified School District A, 5.00%, 8/01/45 BAM (a)	2,689
670,000	Tahoe Forest Hospital District, 3.00%, 8/01/39	575
685,000	Temecula Valley Unified School District D, 3.00%, 8/01/44	566
1,500,000	Twin Rivers Unified School District A, 4.00%, 8/01/38 AGC (a)	1,616
1,000,000	Twin Rivers Unified School District A, 4.00%, 2/01/39 AGC (a)	1,072
350,000	Union City Community Redevelopment Agency Successor Agency A, 5.00%, 10/01/35	351
1,575,000	West Sonoma County Union High School District D, 5.00%, 8/01/50	1,651
Total General Obligation (Cost - $169,915)		171,995
Mortgage Backed (1%)
1,824,526	Freddie Mac Multifamily ML Certificates 2023- ML16, 2.75%, 11/25/35 (Cost $1,661)	1,662
Revenue (45%)
Airport/Port (5%)
1,200,000	City of Los Angeles Department of Airports B, AMT, 5.00%, 5/15/33	1,241

Principal or Shares	Security Description	Value (000)

3,000,000	City of Los Angeles Department of Airports C, AMT, 5.00%, 5/15/44	$3,012
1,375,000	City of Los Angeles Department of Airports D, 5.00%, 5/15/45	1,483
2,000,000	City of Los Angeles Department of Airports, AMT, 5.50%, 5/15/38	2,195
400,000	City of Palm Springs CA Passenger Facility Charge Revenue, AMT, 5.00%, 6/01/26 BAM (a)	400
3,550,000	San Francisco City & County Airport Comm-San Francisco International Airport D, AMT, 5.00%, 5/01/30	3,819
3,420,000	San Francisco City & County Airport Comm-San Francisco International Airport D, AMT, 5.00%, 5/01/48	3,408
		15,558
Education (10%)
3,070,000	California Educational Facilities Authority V-1, 5.00%, 5/01/49	3,465
1,075,000	California Educational Facilities Authority, 5.25%, 4/01/40	1,330
750,000	California State University B3, 3.13%, 11/01/51 (b)	749
1,080,000	California State University A, 5.00%, 11/01/39	1,135
1,080,000	Modesto Elementary School District A, 5.00%, 8/01/45	1,174
1,000,000	Modesto High School District B, 5.00%, 8/01/45	1,087
230,000	Oxnard School District, 5.00%, 8/01/45 BAM (a)(b)	231
1,540,000	Redwoods Community College District, 5.00%, 8/01/44 BAM (a)	1,673
4,275,000	University of California AL-2, 3.00%, 5/15/48 (b)	4,275
3,000,000	University of California CD, 5.00%, 5/15/36	3,499
1,310,000	University of California CA, 5.00%, 5/15/40	1,475
2,660,000	University of California CD, 5.00%, 5/15/40	3,007
5,330,000	University of California CE, 5.00%, 11/15/41	6,027
1,200,000	University of California BS, 5.00%, 5/15/42	1,335
		30,462
Healthcare (3%)
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	509
1,015,000	California Health Facilities Financing Authority, 5.00%, 10/01/39 (b)	1,043
1,750,000	California Health Facilities Financing Authority B, 5.00%, 11/15/46	1,757
705,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	699
2,450,000	California Health Facilities Financing Authority A, 5.25%, 12/01/42	2,608
750,000	California Municipal Finance Authority A, AMT, 4.38%, 9/01/53 (b)	777
325,000	California Municipal Finance Authority B, 5.00%, 5/15/37 (a)	329
180,000	California Statewide Communities Development Authority A, 5.00%, 4/01/43 (a)	197
420,000	California Statewide Communities Development Authority A, 5.00%, 4/01/44 (a)	457
620,000	California Statewide Communities Development Authority A, 5.00%, 4/01/46 (a)	660
		9,036
Housing (14%)
800,000	California Housing Finance Agency JJ, 2.90%, 5/01/47 (a)(b)	794

Semi-Annual Financial Statements and Other Information  79

   Payden California Municipal Income Social Impact Fund continued

Principal or Shares	Security Description	Value (000)

2,905,176	California Housing Finance Agency K, 3.75%, 12/01/33 (a)	$2,928
4,018,649	California Housing Finance Agency 2021, 3.75%, 3/25/35 (a)	4,018
1,590,000	California Housing Finance Agency T, 4.10%, 7/01/40 (a)	1,584
3,090,000	California Housing Finance Agency A, 4.25%, 5/01/43 (a)	3,107
1,360,000	California Housing Finance Agency V, 5.00%, 5/01/54 (b)	1,368
2,365,000	California Housing Finance Agency A, 6.25%, 8/01/55 (a)	2,477
2,430,329	California Municipal Finance Authority A, 2.65%, 3/01/40 (a)	1,986
2,500,000	California Municipal Finance Authority A, 2.95%, 1/01/56 (b)	2,490
2,400,000	California Municipal Finance Authority B, 3.00%, 10/01/29 (b)	2,392
1,000,000	California Municipal Finance Authority A, 3.00%, 2/01/57 (b)	995
520,000	California Municipal Finance Authority 1, 5.00%, 6/01/56 (b)	543
954,027	California Statewide Communities Development Authority C, 2.00%, 7/01/38 (a)	738
1,000,000	California Statewide Communities Development Authority, 5.00%, 11/01/39 (a)	1,106
3,655,324	City & County of San Francisco CA J, 2.55%, 7/01/39 (a)	2,994
2,425,226	Freddie Mac Multifamily ML Certificates, 2.25%, 9/25/37	2,030
1,567,745	Freddie Mac Multifamily ML Certificates 2022- ML13, 2.88%, 7/25/36	1,451
3,715,000	Los Angeles Housing Authority A, 3.00%, 1/01/46 (b)	3,720
2,185,000	Los Angeles Housing Authority A, 3.75%, 4/01/34 (a)	2,184
1,400,000	Sacramento County Housing Authority D, 3.15%, 5/15/31 (b)	1,400
2,795,000	San Diego Housing Authority Inc. E, 4.20%, 6/01/40 (a)	2,795
		43,100
Industrial Development/Pollution Control (3%)
850,000	Abag Finance Authority for Nonprofit Corps., 3.75%, 12/01/30 (b)	850
2,785,000	Alameda County Industrial Development Authority A, 3.09%, 5/01/27 (b)	2,785
1,000,000	California Municipal Finance Authority B, AMT, 3.38%, 9/01/50 (b)	1,005
1,725,000	County of Santa Barbara CA B, AMT, 5.00%, 12/01/29	1,803
1,550,000	County of Santa Barbara CA A, 5.00%, 12/01/38	1,626
625,000	Golden State Tobacco Securitization Corp., B, 3.00%, 6/01/46 (a)	571
2,355,000	River City Regional Stadium Finance Authority 144A, 8.09%, 11/01/29 (a)(d)	2,537
		11,177

Principal or Shares	Security Description	Value (000)
Power (2%)
1,800,000	Anaheim Housing & Public Improvements Authority B, 5.00%, 10/01/43	$1,910
1,000,000	City of Roseville CA Electric System Revenue, 5.00%, 2/01/44	1,118
2,250,000	City of Roseville CA Electric System Revenue, 5.00%, 2/01/45	2,467
820,000	Sacramento Municipal Utility District D, 5.00%, 8/15/49 (b)	889
		6,384
Transportation (3%)
4,500,000	Bay Area Toll Authority G1, 2.30%, 4/01/47 (b)	4,500
1,100,000	Bay Area Toll Authority, 4.00%, 4/01/37	1,108
3,600,000	California Municipal Finance Authority B, 5.00%, 6/30/32	3,876
1,000,000	Port of Los Angeles B1, 5.00%, 8/01/41	1,130
		10,614
Water & Sewer (5%)
6,000,000	City of Modesto CA Water Revenue A, 2.80%, 10/01/36 AGC (a)(b)	6,000
1,000,000	City of San Francisco CA Public Utilities Commission Water Revenue F, 5.00%, 11/01/39	1,209
1,300,000	East Bay Municipal Utility District Water System Revenue B, 5.00%, 6/01/45	1,429
1,000,000	East Bay Municipal Utility District Water System Revenue A, 5.00%, 6/01/56	1,064
3,440,000	Irvine Ranch Water District A, 3.05%, 10/01/41 (b)	3,440
2,000,000	Metropolitan Water District of Southern California 3, 5.00%, 7/01/37 (b)	2,205
1,450,000	Rancho Water District Financing Authority A, 3.00%, 8/01/40	1,310
100,000	San Diego Public Facilities Financing Authority Water Revenue A, 5.00%, 8/01/32	101
		16,758
Total Revenue (Cost - $142,196)		143,089
Investment Company (3%)
10,152,283	Payden Cash Reserves Money Market Fund* (Cost $10,152)	10,152
Purchased Swaptions (1%)
Total Purchased Swaptions (Cost - $1,458)		1,447
Total Investments (Cost - $325,382) (104%)		328,345
Liabilities in excess of Other Assets (-4%)		(12,357)
Net Assets (100%)		$315,988

*	Affiliated investment.
(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(c)	Yield to maturity at time of purchase.
(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

80  Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.742% Annually, Pay Variable 3.660% (SOFRRATE) Annually	JPMorgan Chase	$30,000	02/19/2027	$407	Call
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE) Annually, Pay Fixed 3.742% Annually	JPMorgan Chase	30,000	02/19/2027	1,040	Put

Total Purchased Swaptions				$1,447

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. 10-Year Ultra Future	74	Jun-26	$8,352	$(56)	$(56)
U.S. Treasury 5-Year Note Future	235	Jun-26	25,341	(187)	(187)

Total Futures					$(243)

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  81

Payden Global Low Duration Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

Bond (98%)
Canada (USD) (13%)
175,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.730%), 4.25%, 2/02/30 (a)	$174
145,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.890%), 4.93%, 2/14/29 (a)	146
75,000	Canadian Imperial Bank of Commerce, (Secured Overnight Financing Rate + 0.790%), 4.28%, 1/29/30 (a)	74
700,000	Canadian Imperial Bank of Commerce 144A, 4.41%, 6/08/28 (b)	705
500,000	CDP Financial Inc. 144A, (Secured Overnight Financing Rate + 0.500%), 4.17%, 5/05/28 (a)(b)	502
300,000	CPPIB Capital Inc. 144A, 3.75%, 10/08/27 (b)	300
80,000	Enbridge Inc., 4.20%, 11/20/28	80
250,000	National Bank of Canada, (Secured Overnight Financing Rate + 0.760%), 4.17%, 1/20/29 (a)	249
550,000	OMERS Finance Trust, 4.00%, 4/20/28 (c)	550
300,000	Ontario Teachers’ Finance Trust 144A, 4.25%, 4/25/28 (b)	301
250,000	Ontario Teachers’ Finance Trust 144A, 4.63%, 4/10/29 (b)	254
300,000	Province of British Columbia Canada, 4.70%, 1/24/28	304
500,000	PSP Capital Inc. 144A, 3.50%, 6/29/27 (b)	498
235,000	Rogers Communications Inc., 3.20%, 3/15/27	233
215,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 0.890%), 4.50%, 8/06/29 (a)	215
185,000	Toronto-Dominion Bank, 4.36%, 4/23/29	184
		4,769
Cayman Islands (USD) (2%)
25,000	Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (b)	26
250,000	KKR CLO Ltd. 28A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 4.80%, 2/09/35 (a)(b)	250
250,000	Suci Second Investment Co., 6.00%, 10/25/28 (c)	258
		534
Chile (USD) (1%)
250,000	Chile Government International Bond, 2.75%, 1/31/27	247
Denmark (USD) (1%)
210,000	Danske Bank A/S 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.750%), 4.30%, 4/01/28 (a)(b)	210
France (USD) (3%)
215,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.450%), 4.79%, 5/09/29 (a)(b)	215
300,000	Caisse d’Amortissement de la Dette Sociale 144A, 3.75%, 9/12/27 (b)	299
400,000	Caisse d’Amortissement de la Dette Sociale 144A, 4.25%, 1/24/27 (b)	401
250,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.860%), 6.32%, 10/03/29 (a)(b)	260
		1,175

Principal or Shares	Security Description	Value (000)

Ireland (USD) (0%)
165,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	$166
Japan (USD) (2%)
200,000	Mitsubishi UFJ Financial Group Inc., (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.380%), 5.42%, 2/22/29 (a)	203
200,000	Sumitomo Mitsui Financial Group Inc., 1.90%, 9/17/28	189
200,000	Sumitomo Mitsui Financial Group Inc., 4.11%, 1/15/29	198
		590
Jersey (USD) (0%)
250,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.76%, 10/15/37 (a)(b)	250
Luxembourg (USD) (0%)
200,000	ArcelorMittal SA, 6.55%, 11/29/27	206
Netherlands (USD) (2%)
200,000	ABN AMRO Bank NV 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	201
300,000	BNG Bank NV, 3.63%, 10/01/26 (c)	300
300,000	BNG Bank NV 144A, 4.25%, 1/25/29 (b)	302
200,000	ENEL Finance International NV 144A, 5.13%, 6/26/29 (b)	203
		1,006
New Zealand (USD) (0%)
200,000	ANZ New Zealand Int’l Ltd. 144A, 4.00%, 1/22/29 (b)	198
Norway (USD) (1%)
200,000	Var Energi ASA 144A, 7.50%, 1/15/28 (b)	209
Panama (USD) (1%)
30,000	Carnival Corp. 144A, 5.13%, 5/01/29 (b)	30
35,000	Carnival Corp. 144A, 5.75%, 3/15/30 (b)	36
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (b)	223
		289
Poland (USD) (1%)
250,000	Bank Gospodarstwa Krajowego, 6.25%, 10/31/28 (c)	263
Spain (USD) (2%)
200,000	Banco Bilbao Vizcaya Argentaria SA, 4.15%, 3/03/29	198
200,000	Banco Santander SA, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (a)	202
200,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a)(b)	200
		600
Supranational (USD) (3%)
30,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (b)	30
350,000	Asian Development Bank, (Secured Overnight Financing Rate + 0.300%), 3.95%, 6/20/28 (a)	350
250,000	Asian Development Bank, 4.75%, 2/12/30	251

82  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

220,000	International Bank for Reconstruction & Development Series GDIF, 4.75%, 7/30/29	$220
95,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 8/19/28	95
		946
Sweden (USD) (2%)
200,000	Skandinaviska Enskilda Banken AB 144A, 4.00%, 3/12/29 (b)	198
200,000	Svensk Exportkredit AB, 3.63%, 3/12/29	198
500,000	Svensk Exportkredit AB, 4.13%, 6/14/28	502
		898
Switzerland (USD) (1%)
200,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a)(b)	198
200,000	UBS Group AG 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	202
		400
United Arab Emirates (USD) (1%)
250,000	MDGH GMTN RSC Ltd., 3.00%, 3/28/27 (c)	247
United Kingdom (USD) (1%)
200,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 0.930%), 4.22%, 5/24/30 (a)	198
200,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.080%), 4.48%, 11/11/29 (a)	199
50,000	Rio Tinto Finance USA PLC, 4.50%, 3/14/28	50
		447
United States (USD) (61%)
35,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (b)	36
20,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (b)	20
20,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.63%, 3/31/32 (b)	20
60,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (b)	60
70,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	70
198,973	Ally Bank Auto Credit-Linked Notes 2025-B 144A, 4.94%, 9/15/33 (b)	199
176,642	Ally Bank Auto Credit-Linked Notes 2025-A 144A, 4.99%, 6/15/33 (b)	177
40,000	Ally Financial Inc., (Secured Overnight Financing Rate + 1.960%), 5.74%, 5/15/29 (a)	41
250,000	American Credit Acceptance Receivables Trust 2023-1 144A, 9.79%, 12/12/29 (b)	256
125,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 4.73%, 4/25/29 (a)	126
35,000	American Honda Finance Corp., 4.15%, 1/08/29	35
145,000	Amrize Finance U.S. LLC, 4.70%, 4/07/28	146
160,000	Antero Resources Corp. 144A, 5.38%, 3/01/30 (b)	161
175,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (b)	174

Principal or Shares	Security Description	Value (000)

15,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (b)	$15
240,000	Athene Global Funding 144A, 5.52%, 3/25/27 (b)	242
45,000	Aviation Capital Group LLC 144A, 4.25%, 4/30/29 (b)	44
45,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (b)	45
35,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (b)	36
205,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 4.62%, 5/09/29 (a)	206
100,000	BDS LLC 2026-FL17 144A, (1 mo. Term Secured Overnight Financing Rate + 1.550%), 5.20%, 5/19/43 (a)(b)	100
13,889,331	Benchmark Mortgage Trust 2018-B6, 0.54%, 10/10/51 (d)	99
100,000	BHMS Commercial Mortgage Trust 2025- ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.50%, 8/15/42 (a)(b)	100
35,000	Blue Owl Credit Income Corp., 7.95%, 6/13/28	36
85,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (b)	85
35,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (b)	36
80,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	75
88,407	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 5.91%, 9/15/35 (a)(b)	89
175,000	BX Commercial Mortgage Trust 2024- XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 5.35%, 3/15/41 (a)(b)	175
200,000	BX Commercial Mortgage Trust 2026- CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 2/15/43 (a)(b)	201
200,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 5.30%, 2/15/41 (a)(b)	200
142,592	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 5.35%, 4/15/41 (a)(b)	143
200,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 7/15/44 (a)(b)	200
150,000	BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (b)	147
250,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.55%, 3/15/42 (a)(b)	249
191,900	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.60%, 6/15/41 (a)(b)	191
200,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.100%), 5.75%, 12/15/44 (a)(b)	200
2,738,813	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (d)	61
75,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (a)	76

Semi-Annual Financial Statements and Other Information  83

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

100,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	$101
150,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	152
20,000	Caturus Energy LLC 144A, 7.13%, 5/15/31 (b)	20
23,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	23
210,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.143%), 4.64%, 5/07/28 (a)	210
210,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.870%), 4.79%, 3/04/29 (a)	211
94,500	COLT Mortgage Loan Trust 2025-11 144A, 5.05%, 11/25/70 (b)(d)	94
70,536	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (b)	71
88,643	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (b)	89
70,772	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 9/25/44 (a)(b)	71
100,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.45%, 2/25/44 (a)(b)	101
130,168	Connecticut Avenue Securities Trust 2019- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.364%), 9.01%, 6/25/39 (a)(b)	131
250,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 12/25/41 (a)(b)	257
250,000	Connecticut Avenue Securities Trust 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 9.85%, 11/25/41 (a)(b)	256
200,000	Connecticut Avenue Securities Trust 2022-R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.000%), 10.65%, 4/25/42 (a)(b)	211
250,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.15%, 3/25/42 (a)(b)	267
250,000	Connecticut Avenue Securities Trust 2022-R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.000%), 15.65%, 6/25/42 (a)(b)	279
167,411	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (b)(d)	168
74,529	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (b)(d)	75
150,000	Daimler Truck Finance North America LLC 144A, 4.95%, 1/13/28 (b)	151
400,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (b)	389
200,000	Drive Auto Receivables Trust 2025-2, 4.90%, 12/15/32	199
99,500	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (b)	90
150,000	EMD Finance LLC 144A, 4.13%, 8/15/28 (b)	149
25,000	Enerflex Inc. 144A, 6.88%, 1/15/31 (b)	26

Principal or Shares	Security Description	Value (000)

40,000	Evergy Inc., 4.25%, 3/15/29	$40
100,000	Exeter Select Automobile Receivables Trust 2025-3, 4.18%, 12/16/30	100
65,000	Fidelity National Information Services Inc., 4.55%, 3/10/29	65
60,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	61
34,033	Freddie Mac STACR REMIC Trust 2024- DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.10%, 10/25/44 (a)(b)	34
200,000	Freddie Mac STACR REMIC Trust 2021- HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 9.90%, 9/25/41 (a)(b)	204
150,000	Freddie Mac STACR REMIC Trust 2022- DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.100%), 10.75%, 1/25/42 (a)(b)	156
150,000	Freddie Mac STACR REMIC Trust 2021- DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.500%), 11.15%, 10/25/41 (a)(b)	154
35,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (b)	36
35,000	GE HealthCare Technologies Inc., 4.15%, 12/15/28	35
100,000	General Motors Financial Co. Inc., 5.05%,
	4/04/28	101
70,000	General Motors Financial Co. Inc., 5.35%, 7/15/27	71
65,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	66
110,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (a)	111
90,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (b)	89
100,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (b)	101
30,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (b)	31
130,000	Hewlett Packard Enterprise Co., 4.15%, 9/15/28	129
91,538	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 5.50%, 10/15/41 (a)(b)	92
40,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 4/01/29 (b)	41
25,000	Host Hotels & Resorts LP, 4.25%, 12/15/28	25
100,000	Hotwire Funding LLC 2021-1 144A, 2.66%, 11/20/51 (b)	99
170,000	HPS Corporate Lending Fund, 5.30%, 6/05/27	169
80,000	Hyundai Capital America 144A, 4.25%, 1/08/29 (b)	79
25,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (b)	25
60,159	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (b)	60
65,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (a)	65

84  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

40,000	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC 144A, 4.75%, 6/01/27 (b)	$40
35,000	Kodiak Gas Services LLC 144A, 5.88%, 4/01/31 (b)	35
400,000	LAD Auto Receivables Trust 2026-1A 144A, 3.92%, 4/15/31 (b)	396
105,000	Las Vegas Sands Corp., 5.90%, 6/01/27	106
100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 4.95%, 5/15/39 (a)(b)	97
70,000	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.17%, 3/15/38 (a)(b)	68
10,000	Lithia Motors Inc. 144A, 4.38%, 1/15/31 (b)10
100,000	Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%, 12/15/55 (b)	100
70,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (a)70
200,000	M&T Equipment Notes 2025-1A 144A, 4.78%, 9/17/29 (b)	201
80,000	Main Street Capital Corp., 5.40%, 8/15/28	80
105,000	Main Street Capital Corp., 6.95%, 3/01/29	108
35,000	Maple Parent Holdings Corp. 144A, 4.75%, 3/26/29 (b)	35
70,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (b)	70
150,000	Mercedes-Benz Finance North America LLC 144A, 4.25%, 3/10/29 (b)	149
30,000	Meritage Homes Corp., 5.13%, 6/06/27	30
150,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 7.10%, 4/20/56 (b)	151
75,000	Microchip Technology Inc., 4.90%, 3/15/28	75
185,000	Morgan Stanley, (Secured Overnight Financing Rate + 0.960%), 4.56%, 4/10/30 (a)	184
218,042	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (b)(d)	217
30,000	Mosaic Co., 4.35%, 1/15/29	30
69,311	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (b)(d)	67
129,571	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (b)(d)	125
214,878	OBX Trust 2025-NQM19 144A, 4.87%, 10/25/65 (b)(d)	214
141,496	OBX Trust 2025-R1 144A, 4.94%, 9/25/62 (b)141
59,149	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	59
144,506	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (b)	145
77,707	OBX Trust 2025-NQM14 144A, 5.16%, 7/25/65 (b)	78
145,153	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	146
71,812	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (b)	72
300,000	OneMain Direct Auto Receivables Trust 2026- 1A 144A, 4.49%, 12/14/33 (b)	299
200,000	Onemain Financial Issuance Trust 2025-1A 144A, 4.82%, 7/14/38 (b)	200
130,000	Oracle Corp., 4.55%, 2/04/29	128

Principal or Shares	Security Description	Value (000)

5,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 144A, 4.88%, 5/15/29 (b)	$5
200,000	PFS Financing Corp. 2023-C 144A, 5.52%, 10/15/28 (b)	201
35,000	Primo Water Holdings Inc./Triton Water Holdings Inc. 144A, 4.38%, 4/30/29 (b)	34
164,774	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (b)(d)	165
147,528	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (b)	148
148,355	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (b)	150
165,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (b)	164
170,000	Salesforce Inc., 4.50%, 3/15/28	170
195,000	Salesforce Inc., 4.65%, 3/15/29	195
400,000	Santander Drive Auto Receivables Trust 2026- 1, 3.93%, 7/15/30	398
185,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.47%, 3/20/29 (a)	188
35,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (a)	35
200,000	SFS Auto Receivables Securitization Trust 2026-1A 144A, 3.96%, 7/21/31 (b)	198
80,000	South Bow USA Infrastructure Holdings LLC, 4.91%, 9/01/27	80
10,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (b)	10
30,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (b)	31
55,000	Sunoco LP 144A, 5.38%, 7/15/31 (b)	55
25,000	Sunoco LP 144A, 7.00%, 5/01/29 (b)	26
30,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (b)	29
35,000	Synchrony Financial, (U.S. Secured Overnight Financing Rate + 1.395%), 5.02%, 7/29/29 (a)	35
90,000	Synopsys Inc., 4.65%, 4/01/28	91
70,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	69
506,104	Texas Natural Gas Securitization Finance Corp. 2023-1, 5.10%, 4/01/35	519
75,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (b)	75
20,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (b)	19
1,100,000	U.S. Treasury Note, 3.50%, 2/15/29	1,088
305,000	U.S. Treasury Note, 3.75%, 1/31/31	302
200,000	VASA Trust 2021-VASA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 4.67%, 7/15/39 (a)(b)	197
100,000	VB-S1 Issuer LLC 2026-1A 144A, 4.69%, 3/15/56 (b)	98
100,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (b)	103
55,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (b)	60
189,856	Verus Securitization Trust 2025-11 144A, 4.91%, 11/25/70 (b)(d)	189
232,073	Verus Securitization Trust 2025-9 144A, 4.94%, 10/27/70 (b)(d)	232

Semi-Annual Financial Statements and Other Information  85

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

74,401	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(d)	$75
40,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	40
25,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (b)	25
250,000	Volkswagen Group of America Finance LLC 144A, 5.30%, 3/22/27 (b)	252
195,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.08%, 9/15/29 (a)	193
160,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (a)	161
90,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (a)	91
5,271,955	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.07%, 8/15/51 (d)	71
100,000	Wells Fargo Commercial Mortgage Trust 2026- 1250B 144A, 4.83%, 3/10/41 (b)(d)	99
200,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 1.693%), 5.35%, 10/15/42 (a)(b)	200
153,711	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.55%, 11/15/27 (b)	154
300,000	Westlake Automobile Receivables Trust 2023- 1A 144A, 6.79%, 11/15/28 (b)	305
200,000	Wheels Fleet Lease Funding LLC 2025-2A 144A, 4.41%, 5/18/40 (b)	201
170,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (b)	174
295,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (b)	287
20,000	XHR LP 144A, 6.63%, 5/15/30 (b)	20
		22,235
Total Bond (Cost - $36,645)		35,885
Investment Company (1%)
380,329	Payden Cash Reserves Money Market Fund *
	(Cost - $380)	380
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $191)		180
Total Investments (Cost - $37,216) (99%)		36,445
Other Assets, net of Liabilities (1%)		244
Net Assets (100%)		$36,689
*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.900% Annually,
Pay Variable 3.660% (SOFRRATE) Annually	Barclays Bank PLC	$4,000	02/09/2027	$74	Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.900% Annually	Barclays Bank PLC	4,000	02/09/2027	106	Put

Total Purchased Swaptions				$180

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	4	Jun-26	$451	$1	$1
U.S. Treasury 2-Year Note Future	54	Jun-26	11,185	(100)	(100)
U.S. Treasury 5-Year Note Future	15	Jun-26	1,618	(19)	(19)

Total Futures					$(118)

See notes to financial statements.

86  Payden Mutual Funds

Payden Global Fixed Income Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)

Bond (94%)
Albania (EUR) (0%)
380,000	Albania Government International Bond, 4.75%, 2/14/35 (a)(b)	$444
Australia (AUD) (1%)
2,250,000	Australia Government Bond Series 145, 2.75%, 6/21/35 (a)(b)	1,351
Australia (USD) (1%)
850,000	Macquarie Bank Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (c)(d)	768
Austria (EUR) (0%)
390,000	Republic of Austria Government Bond 144A, 3.15%, 6/20/44 (a)(b)(c)	426
Bahamas (USD) (0%)
475,000	Intercorp Peru Ltd., 3.88%, 8/15/29 (a)	457
Belgium (EUR) (1%)
200,000	Kingdom of Belgium Government Bond Series 75 144A, 1.00%, 6/22/31 (a)(b)(c)	213
610,000	Kingdom of Belgium Government Bond Series 78 144A, 1.60%, 6/22/47 (a)(b)(c)	456
		669
Bermuda (USD) (0%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (c)	142
Brazil (BRL) (3%)
13,000,000	Brazil Letras do Tesouro Nacional, 13.46%, 7/01/26 (b)(e)	2,569
9,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 (b)	1,599
		4,168
Brazil (EUR) (0%)
240,000	Brazilian Government International Bond, 4.88%, 4/23/33 (b)	279
Canada (CAD) (2%)
1,680,000	Canadian Government Bond, 3.50%, 12/01/45 (b)	1,182
1,500,000	Canadian Government Bond, 5.00%, 6/01/37 (b)	1,242
775,000	Cologix Canadian Issuer LP 2022-1CAN 144A,
	4.94%, 1/25/52 (b)(c)	568
		2,992
Canada (USD) (1%)
350,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (c)	363
600,000	Cenovus Energy Inc., 4.65%, 3/20/31	597
575,000	TELUS Corp., 3.40%, 5/13/32 (f)	524
325,000	Toronto-Dominion Bank, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (d)	338
200,000	Windfall Mining Group Inc./Groupe Minier Windfall Inc. 144A, 5.85%, 5/13/32 (c)	207
		2,029
Cayman Islands (USD) (2%)
350,000	ACREC LLC 2026-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.11%, 1/18/43 (c)(d)	350

Principal or Shares	Security Description	Value (000)

500,000	Apidos CLO XXXII 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 5.48%, 1/20/33 (c)(d)	$501
500,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (c)	513
200,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (c)	201
250,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.614%), 6.28%, 11/16/36 (c)(d)	251
686,459	Riserva CLO Ltd. 2016-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.73%, 1/18/34 (c)(d)	686
118,921	Symphony CLO XXIII Ltd. 2020-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.900%), 4.57%, 1/15/34 (c)(d)	119
		2,621
Chile (EUR) (1%)
250,000	Chile Government International Bond, 3.80%,
	7/01/35 (b)	291
450,000	Chile Government International Bond, 3.88%,
	4/14/36 (b)	518
		809
Colombia (USD) (0%)
300,000	Grupo Nutresa SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.103%), 7.88% (c)(d)(g)	300
Czech Republic (CZK) (0%)
3,600,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 (b)	112
Denmark (DKK) (0%)
650,000	Denmark Government Bond Series 31Y, 4.50%, 11/15/39 (b)	118
Finland (EUR) (0%)
170,000	Finland Government Bond Series 16Y 144A, 2.75%, 7/04/28 (a)(b)(c)	200
France (EUR) (2%)
1,100,000	French Republic Government Bond OAT Series OAT 144A, 0.50%, 6/25/44 (a)(b)(c)	691
1,550,000	French Republic Government Bond OAT Series OAT 144A, 1.25%, 5/25/36 (a)(b)(c)	1,443
1,200,000	French Republic Government Bond OAT Series OAT 144A, 2.50%, 5/25/30 (a)(b)(c)	1,383
300,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 (b)(c)	357
		3,874
France (USD) (0%)
400,000	SNF Group SACA 144A, 5.63%, 3/31/31 (c)	406
Germany (EUR) (1%)
500,000	Deutsche Bank AG, (3 mo. EURIBOR + 2.950%), 5.00%, 9/05/30 (a)(b)(d)	612
Guatemala (USD) (0%)
300,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (c)	321
Hungary (HUF) (1%)
306,000,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 (b)	1,059

Semi-Annual Financial Statements and Other Information  87

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

Hungary (USD) (1%)
600,000	Hungary Government International Bond 144A, 5.38%, 9/26/30 (c)	$615
India (USD) (0%)
425,000	Shriram Finance Ltd., 6.15%, 4/03/28 (a)	434
Indonesia (IDR) (1%)
10,000,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 (b)	635
Ireland (EUR) (6%)
378,085	Armada Euro CLO I DAC 1X, (3 mo. EURIBOR + 0.820%), 2.98%, 10/24/33 (a)(b)(d)	444
650,000	Aurium CLO II DAC 2A 144A, (3 mo. EURIBOR + 1.180%), 3.28%, 6/22/34 (b)(c)(d)	757
515,924	Avoca CLO XII DAC 12X, (3 mo. EURIBOR + 0.790%), 2.99%, 4/15/34 (a)(b)(d)	605
450,000	Bridgepoint CLO DAC 3X, (3 mo. EURIBOR + 0.940%), 3.14%, 1/15/36 (a)(b)(d)	528
650,000	CIFC European Funding CLO III DAC 3A 144A, (3 mo. EURIBOR + 1.230%), 3.22%, 1/15/39 (b)(c)(d)	763
300,000	Contego CLO X DAC 10X, (3 mo. EURIBOR + 2.150%), 4.13%, 5/15/38 (a)(b)(d)	353
450,000	CVC Cordatus Loan Fund XV DAC 15A 144A, (3 mo. EURIBOR + 3.400%), 5.76%, 2/26/39 (b)(c)(d)	531
400,000	Henley CLO VII DAC 7A 144A, (3 mo. EURIBOR + 1.240%), 3.23%, 4/25/39 (b)(c)(d)	469
250,000	Ireland Government Bond, 1.10%, 5/15/29 (a)(b)	280
213,534	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 3.90%, 8/17/33 (b)(c)(d)	250
892,962	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 4.70%, 8/17/33 (a)(b)(d)	1,048
239,951	Last Mile Securities PE DAC 2021-1A 144A, (3 mo. EURIBOR + 2.350%), 4.35%, 8/17/31 (b)(c)(d)	282
250,000	Palmer Square European Loan Funding DAC 2026-1A 144A, (3 mo. EURIBOR + 3.350%), 0.00%, 10/15/35 (b)(c)(d)	295
300,000	Palmer Square European Loan Funding DAC 2024-1A 144A, (3 mo. EURIBOR + 1.700%), 3.68%, 8/15/33 (b)(c)(d)	353
400,000	Palmer Square European Loan Funding DAC 2024-3X, (3 mo. EURIBOR + 1.850%), 3.83%, 5/15/34 (a)(b)(d)	470
250,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 4/25/28 (a)(b)(d)	303
275,000	Permanent TSB Group Holdings PLC, (5 yr. Euro Swap + 10.546%), 13.25% (a)(b)(d)(g)	365
200,000	Smurfit Kappa Treasury ULC, 3.49%, 11/24/31 (b)	232
500,000	Texas Debt Capital Euro CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.550%), 4.79%, 7/16/38 (b)(c)(d)	589

Principal or Shares	Security Description	Value (000)

300,000	Tully Park CLO DAC 1A 144A, (3 mo. EURIBOR + 3.700%), 5.90%, 7/15/38 (b)(c)(d)	$354
		9,271
Ireland (GBP) (0%)
375,000	Flutter Treasury DAC, 6.13%, 6/04/31 (a)(b)	503
121,978	UK Logistics DAC 2024-1A 144A, (Sterling Overnight Index Average + 1.650%), 5.40%, 5/17/34 (b)(c)(d)	167
		670
Ireland (USD) (0%)
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	366
Italy (EUR) (3%)
250,000	Cesar SpA 144A, 6.50%, 9/30/31 (b)(c)	297
300,000	doValue SpA 144A, 5.38%, 11/15/31 (b)(c)	358
325,000	Gruppo San Donato SpA 144A, 6.50%, 10/31/31 (b)(c)	382
1,960,000	Italy Buoni Poliennali Del Tesoro Series 10Y 144A, 0.60%, 8/01/31 (a)(b)(c)	2,010
300,000	Italy Buoni Poliennali Del Tesoro Series 10Y, 2.50%, 12/01/32 (a)(b)	333
600,000	Italy Buoni Poliennali Del Tesoro Series 15Y 144A, 3.85%, 10/01/40 (a)(b)(c)	680
250,000	Italy Buoni Poliennali Del Tesoro Series 30Y 144A, 4.30%, 10/01/54 (a)(b)(c)	282
		4,342
Italy (USD) (1%)
650,000	Intesa Sanpaolo SpA 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (c)(d)	754
Ivory Coast (EUR) (0%)
450,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 (a)(b)	508
Ivory Coast (USD) (0%)
200,000	Ivory Coast Government International Bond 144A, 6.75%, 2/25/41 (c)	185
Japan (JPY) (6%)
230,000,000	Japan Government Five Year Bond Series 178, 1.00%, 3/20/30 (b)	1,429
525,000,000	Japan Government Ten Year Bond Series 376, 0.90%, 9/20/34 (b)	2,990
265,000,000	Japan Government Thirty Year Bond Series 58, 0.80%, 3/20/48 (b)	998
213,200,000	Japan Government Thirty Year Bond Series 49, 1.40%, 12/20/45 (b)	977
180,000,000	Japan Government Thirty Year Bond Series 31, 2.20%, 9/20/39 (b)	1,060
10,000,000	Japan Government Thirty Year Bond Series 30, 2.30%, 3/20/39 (b)	60
145,000,000	Japan Government Thirty Year Bond Series 85, 2.30%, 12/20/54 (b)	694
		8,208
Jersey (EUR) (0%)
450,000	Heathrow Funding Ltd., 1.13%, 10/08/30 (a) (b)	475
Jersey (GBP) (0%)
200,000	Waga Bondco Ltd. 144A, 8.50%, 6/15/30 (b)(c)	235

88  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Jersey (USD) (1%)
600,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.76%, 10/15/37 (c)(d)	$600
350,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.28%, 7/20/36 (c)(d)	349
		949
Luxembourg (EUR) (0%)
375,000	P3 Group Sarl, 4.00%, 4/19/32 (a)(b)	440
Luxembourg (USD) (1%)
285,000	OHI Group SA 144A, 13.00%, 7/22/29 (c)	290
300,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (c)	334
		624
Malaysia (MYR) (1%)
1,700,000	Malaysia Government Bond Series 0307, 3.50%, 5/31/27 (b)	430
1,300,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 (b)	357
		787
Mexico (MXN) (2%)
33,500,000	Mexican Bonos Series M, 7.75%, 11/23/34 (b)	1,758
22,560,000	Mexican Bonos Series M, 8.50%, 5/31/29 (b)	1,299
		3,057
Mexico (USD) (1%)
250,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (c)	255
300,000	Comision Federal de Electricidad 144A, 6.05%, 1/28/34 (c)	296
350,000	FIBRA Prologis 144A, 5.63%, 1/14/38 (c)	346
450,000	Petroleos Mexicanos, 6.70%, 2/16/32	452
		1,349
Morocco (USD) (0%)
250,000	OCP SA 144A, 6.10%, 4/30/30 (c)	255
Netherlands (EUR) (3%)
300,000	ABN AMRO Bank NV, (5 yr. Euro Swap + 4.239%), 6.88% (a)(b)(d)(g)	380
450,000	ENEL Finance International NV, 3.88%, 3/09/29 (a)(b)	538
500,000	JAB Holdings BV, 5.00%, 6/12/33 (a)(b)	624
530,000	Netherlands Government Bond 144A, 4.00%, 1/15/37 (a)(b)(c)	668
525,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 (a)(b)	590
		2,800
New Zealand (USD) (0%)
550,000	ASB Bank Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (c)(d)	553
Norway (USD) (0%)
350,000	Var Energi ASA 144A, 7.50%, 1/15/28 (c)	365
Panama (USD) (0%)
200,000	Panama Government International Bond, 5.23%, 2/23/34	199
Paraguay (USD) (0%)
200,000	Paraguay Government International Bond 144A, 6.65%, 3/04/55 (c)	212

Principal or Shares	Security Description	Value (000)

Peru (PEN) (1%)
7,100,000	Peru Government Bond, 5.35%, 8/12/40 (b)	$1,727
Peru (USD) (0%)
250,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (c)	257
250,000	Marcobre SAC 144A, 5.75%, 1/22/36 (c)	247
		504
Poland (PLN) (0%)
2,010,000	Republic of Poland Government Bond Series 1029, 2.75%, 10/25/29 (b)	518
Portugal (EUR) (0%)
300,000	Portugal Obrigacoes do Tesouro OT Series 10Y 144A, 3.00%, 6/15/35 (a)(b)(c)	343
Romania (EUR) (0%)
150,000	Romanian Government International Bond 144A, 6.63%, 9/27/29 (b)(c)	189
Romania (USD) (0%)
300,000	Romanian Government International Bond 144A, 5.75%, 9/16/30 (c)	303
200,000	Romanian Government International Bond 144A, 5.75%, 7/04/36 (c)	189
		492
Serbia (EUR) (0%)
320,000	Serbia International Bond 144A, 4.88%, 5/06/38 (b)(c)	367
Singapore (SGD) (0%)
350,000	Singapore Government Bond, 2.75%, 3/01/35 (b)	290
280,000	Singapore Government Bond, 3.50%, 3/01/27 (b)	224
		514
South Africa (USD) (1%)
200,000	Republic of South Africa Government International Bond Series 10Y, 4.85%, 9/30/29	199
250,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	255
200,000	Republic of South Africa Government International Bond 144A, 6.13%, 12/11/37 (c)	191
		645
Spain (EUR) (2%)
500,000	Banco de Sabadell SA, (1 yr. Euro Swap + 2.400%), 5.25%, 2/07/29 (a)(b)(d)	606
200,000	CaixaBank SA, (5 yr. Euro Swap + 3.857%), 3.63% (a)(b)(d)(g)	228
500,000	CaixaBank SA, (3 mo. EURIBOR + 1.650%), 5.00%, 7/19/29 (a)(b)(d)	609
50,000	Spain Government Bond 144A, 1.25%, 10/31/30 (a)(b)(c)	55
1,160,000	Spain Government Bond 144A, 2.90%, 10/31/46 (a)(b)(c)	1,153
		2,651
Spain (USD) (1%)
600,000	Banco Santander SA, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (d)	594
Sweden (SEK) (0%)
2,900,000	Sweden Government Bond Series 1059, 1.00%, 11/12/26 (a)(b)	312

Semi-Annual Financial Statements and Other Information  89

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

Switzerland (CHF) (1%)
1,050,000	Swiss Confederation Government Bond, 0.50%, 5/27/30 (a)(b)	$1,361
Switzerland (USD) (0%)
425,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (c) (d)(g)	435
Thailand (THB) (0%)
16,300,000	Thailand Government Bond, 1.59%, 12/17/35 (b)	473
United Arab Emirates (EUR) (0%)
300,000	Finance Department Government of Sharjah 144A, 4.63%, 1/17/31 (b)(c)	343
United Arab Emirates (USD) (0%)
300,000	Dhafrah Pv2 Energy Co. LLC 144A, 5.79%, 6/30/53 (c)	297
United Kingdom (EUR) (0%)
200,000	Amber Finco PLC 144A, 6.63%, 7/15/29 (b)(c)	244
United Kingdom (GBP) (4%)
270,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 (b)(c)	388
250,000	Edge Finco PLC 144A, 8.13%, 8/15/31 (b)(c)	351
300,000	Galaxy Bidco Ltd. 144A, 8.13%, 12/19/29 (b)(c)	422
325,000	Kier Group PLC, 9.00%, 2/15/29 (a)(b)	462
350,000	Motability Operations Group PLC, 2.38%, 3/14/32 (a)(b)	405
200,000	NatWest Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 3.294%), 7.50% (b)(d)(g)	278
100,000	United Kingdom Gilt, 0.38%, 10/22/30 (a)(b)	114
1,500,000	United Kingdom Gilt, 3.75%, 7/22/52 (a)(b)	1,507
600,000	United Kingdom Gilt, 4.25%, 9/07/39 (a)(b)	734
		4,661
United Kingdom (USD) (0%)
200,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (c)	206
United States (EUR) (5%)
450,000	Avery Dennison Corp., 4.00%, 9/11/35 (b)	523
750,000	Bank of America Corp., (3 mo. EURIBOR + 0.910%), 1.38%, 5/09/30 (a)(b)(d)	832
450,000	Boots Group Finco LP 144A, 5.38%, 8/31/32 (b)(c)	538
375,000	Citigroup Inc., (3 mo. EURIBOR + 1.611%), 4.30%, 7/23/36 (b)(d)	438
450,000	Duke Energy Corp., 3.75%, 4/01/31 (b)	531
400,000	Equinix Europe 2 Financing Corp. LLC, 3.25%, 5/19/29 (b)	467
100,000	Fidelity National Information Services Inc., 3.45%, 3/10/30 (b)	117
350,000	Ford Motor Credit Co. LLC, 4.09%, 2/17/33 (b)	400
450,000	General Mills Inc., 3.60%, 4/17/32 (b)	522
350,000	Maple Parent Holdings Corp. 144A, 4.22%, 3/26/32 (b)(c)	410
450,000	MKS Inc. 144A, 4.25%, 2/15/34 (b)(c)	511
650,000	Morgan Stanley, (3 mo. EURIBOR + 0.911%), 3.38%, 1/23/32 (b)(d)	754
400,000	OAK-Eagle Acquireco Inc. 144A, 6.25%,
	7/01/33 (b)(c)	484

Principal or Shares	Security Description	Value (000)

550,000	Prologis Euro Finance LLC, 4.00%, 5/05/34 (b)	$650
		7,177
United States (USD) (36%)
500,000	Airbnb Inc., 5.25%, 3/16/36	499
400,000	Ally Financial Inc. B, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (d)(g)	399
410,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (d)	428
350,000	Ally Financial Inc. D, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.148%), 7.10% (d)(g)	350
400,000	American Credit Acceptance Receivables Trust 2026-2 144A, 4.85%, 5/10/32 (c)	400
500,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 7/01/34 (c)	499
600,000	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.16%, 9/20/43 (c)(d)	601
245,050	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (c)	240
175,000	Asurion LLC/ Asurion Co.-Issuer Inc. 144A, 8.00%, 12/31/32 (c)	183
400,000	Athene Holding Ltd., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (d)	389
575,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	569
600,000	Boeing Co., 6.53%, 5/01/34	656
350,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	326
216,415	BRAVO Residential Funding Trust 2024- NQM7 144A, 5.55%, 10/27/64 (c)	218
400,000	BX Commercial Mortgage Trust 2026- CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.35%, 2/15/43 (c) (d)	401
427,777	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.10%, 4/15/41 (c)(d)	429
2,191,429	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (h)	49
500,000	Charles Schwab Corp. L, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 6.10% (d)(g)	500
500,000	Citigroup Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.001%), 6.63% (d)(g)	506
585,000	Colorado Housing and Finance Authority 1, 6.25%, 5/01/56 (i)	616
485,801	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (c)	489
241,639	Connecticut Avenue Securities Trust 2024- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 4.65%, 5/25/44 (c)(d)	242
65,215	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 4.75%, 2/25/44 (c)(d)	65

90  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

102,081	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 4.80%, 3/25/44 (c)(d)	$102
450,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (c)	448
186,322	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (c)(h)	187
140,685	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (c)(h)	141
400,000	CVR Energy Inc. 144A, 7.88%, 2/15/34 (c)	401
550,000	Energy Transfer LP, 5.75%, 2/15/33	573
435,000	Evergy Inc., 2.90%, 9/15/29	413
197,083	Fannie Mae Connecticut Avenue Securities 2016-C07, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.614%), 13.26%, 5/25/29 (d)	205
490,601	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.01%, 1/25/29 (d)	500
317,391	Fannie Mae-Aces 2018-M13, 3.88%, 9/25/30 (h)	311
563,581	FN BM2007 30YR, 4.00%, 9/01/48	537
529,205	FN BP6626 30YR, 2.00%, 8/01/50	428
614,310	FN CB2759 30YR, 3.00%, 2/01/52	540
403,557	FN CB3258 30YR, 3.50%, 4/01/52	369
538,596	FN CB4127 30YR, 4.50%, 7/01/52	521
420,172	FN CB5106 30YR, 5.00%, 11/01/52	418
628,375	FN CB5113 30YR, 5.50%, 11/01/52	635
363,861	FN CB7991 30YR, 5.50%, 2/01/54	367
539,382	FN CB8021 30YR, 6.50%, 2/01/54	568
663,253	FN CB9019 30YR, 6.00%, 8/01/54	679
721,913	FN FM3162 30YR, 3.00%, 11/01/46	660
1,148,325	FN FM7194 30YR, 2.50%, 3/01/51	985
895,150	FN FM9195 30YR, 2.50%, 10/01/51	766
538,408	FN FS0007 30YR, 3.00%, 8/01/50	475
538,126	FN FS3111 30YR, 5.00%, 9/01/52	535
554,714	FN FS6939 30YR, 3.50%, 8/01/48	521
1,012,405	FR RA3728 30YR, 2.00%, 10/01/50	827
370,953	FR RA7790 30YR, 5.00%, 8/01/52	369
455,474	FR SD0729 30YR, 2.00%, 10/01/51	370
566,818	FR SD5641 30YR, 5.50%, 6/01/53	576
883,386	FR ZA4718 30YR, 3.00%, 10/01/46	795
647,442	FR ZT0534 30YR, 3.50%, 12/01/47	604
800,000	Freddie Mac STACR REMIC Trust 2021- DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 7.05%, 10/25/41 (c)(d)	809
400,000	Freddie Mac STACR REMIC Trust 2021- HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 9.90%, 9/25/41 (c)(d)	407
326,708	G2 MA3663 30YR, 3.50%, 5/20/46	302
367,475	G2 MA4195 30YR, 3.00%, 1/20/47	333
575,049	G2 MA5265 30YR, 4.50%, 6/20/48	565
883,775	G2 MA6930 30YR, 2.00%, 10/20/50	729
795,939	G2 MA7472 30YR, 2.50%, 7/20/51	683
204,591	G2 MA7766 30YR, 2.00%, 12/20/51	169
450,000	HCA Inc., 4.13%, 6/15/29	444
650,000	Hewlett Packard Enterprise Co., 5.25%, 4/01/33	652
500,000	HPS Corporate Lending Fund, 4.90%, 9/11/28	489
400,000	HUT 8 DC LLC 144A, 6.19%, 11/15/42 (c)	404

Principal or Shares	Security Description	Value (000)

425,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (c)	$406
250,000	Kodiak Gas Services LLC 144A, 6.50%, 10/01/33 (c)	256
400,000	Meta Platforms Inc., 4.88%, 11/15/35	390
210,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (c)	213
470,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (c)	608
555,000	New York State Dormitory Authority F, 5.63%, 3/15/39	567
177,446	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (c)	177
289,012	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (c)	290
186,324	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (c)	187
153,517	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (c)(h)	154
290,305	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (c)	292
175,010	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (c)	176
367,752	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (c)(h)	370
162,183	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (c)(h)	164
600,000	Oracle Corp., 4.20%, 9/27/29	583
450,000	Oracle Corp., 4.95%, 2/04/31	440
200,000	PennyMac Financial Services Inc. 144A, 6.88%, 5/15/32 (c)	198
430,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (c)	437
600,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	535
281,250	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (c)	267
642,071	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (c)	638
411,935	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (c)(h)	412
345,662	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (c)	347
147,528	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (c)	148
259,622	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (c)	262
450,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (c)	456
850,000	Salesforce Inc., 5.55%, 3/15/36	848
400,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	399
615,000	State of California, 7.50%, 4/01/34	706
495,000	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (c)	502
250,000	Sunoco LP 144A, 6.25%, 7/01/33 (c)	256
300,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (c)	294
500,000	Taco Bell Funding LLC 2025-1A 144A, 4.82%, 8/25/55 (c)	495
1,610,000	U.S. Treasury Bond, 2.25%, 8/15/46 (j)(k)	1,040
240,000	U.S. Treasury Bond, 4.25%, 8/15/54	212
1,300,000	U.S. Treasury Note, 4.13%, 3/31/32	1,300

Semi-Annual Financial Statements and Other Information  91

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

4,060,000	U.S. Treasury Note, 4.25%, 5/15/35	$4,030
560,000	Utah Housing Corp. C, 6.25%, 7/01/56 (i)	595
250,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (c)	256
170,198	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (c)(h)	171
259,415	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (c)(h)	261
568,544	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (c)(h)	573
420,000	Vistra Operations Co. LLC 144A, 6.00%, 4/15/34 (c)	434
300,000	Western Midstream Operating LP, 6.15%, 4/01/33	315
430,000	Williams Cos. Inc., 4.80%, 11/15/29	434
		52,960
Virgin Islands (British) (USD) (0%)
450,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (a)	445
Total Bond (Cost - $145,719)		139,903
Bank Loan(l) (0%)
291,397	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 7.95%, 10/09/30 (Cost - $289)	293
Investment Company (4%)
1,678,284	Payden Cash Reserves Money Market Fund *	1,678
146,720	Payden Emerging Market Corporate Bond Fund, SI Class *	1,290
247,925	Payden Emerging Markets Local Bond Fund, SI Class *	2,390
146,702	Payden Floating Rate Fund, SI Class *	1,401
Total Investment Company (Cost - $6,722)		6,759
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $464)		461
Total Investments (Cost - $153,194) (98%)		147,416
Other Assets, net of Liabilities (2%)		2,394
Net Assets (100%)		$149,810

*	Affiliated investment.
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(e)	Yield to maturity at time of purchase.
(f)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $76 and the total market value of the collateral held by the Fund is $79. Amounts in 000s.

(g)	Perpetual security with no stated maturity date.
(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Payment of principal and/or interest is insured against default by a monoline insurer.
(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.
(l)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

92  Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.3%
10-Year SOFR Swap, Receive Fixed 3.690% Annually, Pay Variable 3.660% (SOFRRATE) Annually	Citibank, N.A.	$9,140	03/02/2027	$115	Call
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE) Annually, Pay Fixed 3.690% Annually	Citibank, N.A.	9,140	03/02/2027	346	Put
Total Purchased Swaptions				$461

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 1,633	USD 1,154	HSBC Bank USA, N.A.	05/20/2026	$21
EUR 31,117	USD 36,516	BNP PARIBAS	05/11/2026	23
EUR 988	USD 1,151	HSBC Bank USA, N.A.	05/20/2026	10
GBP 4,297	USD 5,839	HSBC Bank USA, N.A.	05/11/2026	8
JPY 1,315,300	USD 8,396	BNP PARIBAS	05/11/2026	13
NOK 11,185	USD 1,176	HSBC Bank USA, N.A.	05/20/2026	31
USD 1,093	EUR 925	Barclays Bank PLC	05/20/2026	6
USD 1,035	MYR 4,042	Barclays Bank PLC	05/20/2026	17
USD 600	THB 18,540	Barclays Bank PLC	05/21/2026	31
USD 1,162	CHF 890	BNP PARIBAS	05/20/2026	21
USD 581	JPY 90,300	BNP PARIBAS	05/20/2026	3
USD 132	CZK 2,710	BNP PARIBAS	05/21/2026	2
USD 3,272	MXN 56,670	BNP PARIBAS	05/21/2026	33
USD 545	PLN 1,950	BNP PARIBAS	05/21/2026	7
USD 2,200	PEN 7,415	BNP PARIBAS	05/27/2026	90
USD 2,615	IDR 44,315,000	Citibank, N.A.	05/20/2026	57
USD 1,154	CHF 894	HSBC Bank USA, N.A.	05/20/2026	8
USD 586	SEK 5,260	HSBC Bank USA, N.A.	05/20/2026	16
USD 579	SGD 729	HSBC Bank USA, N.A.	05/21/2026	5
USD 1,429	CHF 1,104	Morgan Stanley	07/22/2026	3
USD 154	DKK 974	Morgan Stanley	07/22/2026	1
USD 342	SEK 3,112	Morgan Stanley	07/22/2026	3
USD 492	ZAR 7,920	Wells Fargo Securities LLC	05/21/2026	17
ZAR 7,920	USD 473	Wells Fargo Securities LLC	05/21/2026	2

				428

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
EUR 1,948	USD 2,310	BNP PARIBAS	05/20/2026	(22)
IDR 31,497,176	USD 1,856	BNP PARIBAS	05/20/2026	(38)
JPY 443,600	USD 2,894	BNP PARIBAS	05/20/2026	(55)
SEK 5,260	USD 578	HSBC Bank USA, N.A.	05/20/2026	(8)
USD 35,906	EUR 31,117	BNP PARIBAS	05/11/2026	(633)
USD 8,288	JPY 1,315,300	BNP PARIBAS	05/11/2026	(122)
USD 946	BRL 5,040	BNP PARIBAS	05/19/2026	(67)
USD 36,277	EUR 30,883	BNP PARIBAS	06/04/2026	(28)
USD 8,398	JPY 1,312,900	BNP PARIBAS	06/04/2026	(14)
USD 5,694	GBP 4,297	HSBC Bank USA, N.A.	05/11/2026	(153)
USD 577	NOK 5,545	HSBC Bank USA, N.A.	05/20/2026	(21)
USD 5,839	GBP 4,297	HSBC Bank USA, N.A.	06/04/2026	(8)
USD 2,193	BRL 12,270	HSBC Bank USA, N.A.	07/13/2026	(240)
USD 1,403	AUD 1,962	Morgan Stanley	07/22/2026	(7)

Semi-Annual Financial Statements and Other Information  93

Payden Global Fixed Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 3,161	CAD 4,308	Morgan Stanley	07/22/2026	$(21)

				(1,437)

Net Unrealized Appreciation (Depreciation)				$(1,009)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Bobl Future	5	Jun-26	$677	$(9)	$(9)
Euro-Buxl 30-Year Bond Future	8	Jun-26	1,023	(14)	(14)
Euro-Schatz Future	169	Jun-26	20,975	(152)	(152)
Long Gilt Future	6	Jun-26	707	(8)	(8)
U.S. Long Bond Future	26	Jun-26	2,934	(118)	(118)
U.S. Treasury 2-Year Note Future	67	Jun-26	13,877	(30)	(30)
U.S. Treasury 5-Year Note Future	184	Jun-26	19,842	(267)	(267)
U.S. Ultra Bond Future	18	Jun-26	2,071	(97)	(97)

					(695)

Short Contracts:
Euro-Bund Future	15	Jun-26	(2,207)	44	44
U.S. 10-Year Ultra Future	42	Jun-26	(4,740)	68	68
U.S. Treasury 10-Year Note Future	25	Jun-26	(2,765)	67	67

					179

Total Futures					$(516)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 2.010% Quarterly,
Pay Variable 1.1400% (CNRR007) Quarterly	06/03/2029	CNY 10,000	$24	$—	$24
10-Year Interest Rate Swap, Receive Fixed 2.698% Quarterly,
Pay Variable 2.810% (3M KWCDC) Quarterly	10/15/2035	KRW 712,000	(44)	—	(44)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 2.820% (3M KWCDC) Quarterly	10/07/2029	KRW 1,584,200	(94)	—	(94)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly,
Pay Variable 1.410% (CNRR007) Quarterly	10/16/2029	CNY 13,200	16	—	16
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 2.830% (3M KWCDC) Quarterly	09/23/2031	KRW 2,288,000	(154)	—	(154)
10-Year SOFR Swap, Receive Fixed 3.690% Annually, Pay
Variable 3.660% (SOFRRATE) Annually	03/04/2037	USD 2,950	(75)	(60)	(15)
2-Year Interest Rate Swap, Receive Fixed 9.150% 28 days,
Pay Variable 6.760% (MXIBTIIE) 28 days	11/19/2026	MXN 102,340	89	—	89
5-Year Interest Rate Swap, Receive Fixed 1.618% Quarterly,
Pay Variable 1.434% (CNRR007) Quarterly	03/21/2030	CNY 4,500	3	—	3
5-Year Interest Rate Swap, Receive Fixed 2.481% Quarterly,
Pay Variable 1.380% (CNRR007) Quarterly	09/22/2026	CNY 33,000	25	—	25
5-Year Interest Rate Swap, Receive Fixed 1.452% Quarterly,
Pay Variable 1.404% (CNRR007) Quarterly	07/07/2030	CNY 17,970	(8)	—	(8)

94  Payden Mutual Funds

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
5-Year Interest Rate Swap, Receive Fixed 1.520% Quarterly,
Pay Variable 1.380% (CNRR007) Quarterly	01/27/2030	CNY 20,170	1	—	1
5-Year Interest Rate Swap, Receive Fixed 1.543% Quarterly,
Pay Variable 1.405% (CNRR007) Quarterly	05/07/2031	CNY 12,900	(1)	—	(1)
5-Year Interest Rate Swap, Receive Fixed 1.573% Quarterly,
Pay Variable 2.150% (CNRR007) Quarterly	12/31/2030	CNY 13,340	3	—	3
5-Year Interest Rate Swap, Receive Fixed 1.593% Quarterly,
Pay Variable 1.409% (CNRR007) Quarterly	10/15/2030	CNY 8,940	3	—	3
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly,
Pay Variable 1.400% (CNRR007) Quarterly	04/25/2029	CNY 5,350	12	—	12
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly,
Pay Variable 1.400% (CNRR007) Quarterly	02/02/2029	CNY 13,100	36	—	36
5-Year Interest Rate Swap, Receive Fixed 2.378% Quarterly,
Pay Variable 1.400% (CNRR007) Quarterly	07/24/2028	CNY 40,100	118	—	118
5-Year Interest Rate Swap, Receive Fixed 2.823% Quarterly,
Pay Variable 1.400% (CNRR007) Quarterly	02/15/2028	CNY 35,900	140	—	140
			$94	$(60)	$154

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$76
Non-cash Collateral[2]	(76)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

Semi-Annual Financial Statements and Other Information  95

   Payden Emerging Markets Bond Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bond (99%)
Albania (EUR) (0%)
520,000	Albania Government International Bond 144A, 3.50%, 11/23/31 EUR (a)(b)	$602
2,790,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (a)(b)	3,257
		3,859
Angola (USD) (2%)
4,595,000	Angolan Government International Bond 144A, 8.75%, 4/14/32 (b)	4,794
5,850,000	Angolan Government International Bond 144A, 9.13%, 11/26/49 (b)	5,600
1,975,000	Angolan Government International Bond 144A, 9.24%, 1/15/31 (b)	2,109
2,310,000	Angolan Government International Bond 144A, 9.38%, 3/31/33 (b)	2,449
2,015,000	Angolan Government International Bond 144A, 9.88%, 3/31/37 (b)	2,147
		17,099
Argentina (USD) (4%)
6,361,200	Argentine Republic Government International Bond, 0.75%, 7/09/30	5,487
1,203,296	Argentine Republic Government International Bond, 1.00%, 7/09/29	1,075
9,357,500	Argentine Republic Government International Bond, 3.50%, 7/09/41	6,471
26,610,476	Argentine Republic Government International Bond, 4.13%, 7/09/35	19,891
1,580,090	Argentine Republic Government International Bond, 5.00%, 1/09/38	1,229
3,325,000	Province of Santa Fe 144A, 8.10%, 12/11/34 (b)	3,267
		37,420
Bahamas (USD) (1%)
5,740,000	Bahamas Government International Bond 144A, 8.25%, 6/24/36 (b)	6,404
515,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (b)	496
		6,900
Bahrain (USD) (0%)
2,505,000	Bahrain Government International Bond 144A, 6.63%, 10/06/37 (b)	2,382
2,200,000	Bahrain Government International Bond 144A, 7.10%, 2/03/38 (b)	2,150
		4,532
Benin (USD) (0%)
1,395,000	Benin Government International Bond 144A, 7.96%, 2/13/38 (b)	1,437
Bermuda (USD) (0%)
1,840,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (b)	1,742
Bosnia and Herzegovina (EUR) (1%)
2,690,000	Republic of Srpska International Government Bond 144A, 6.25%, 4/02/31 EUR (a)(b)	3,203
1,870,000	Republic of Srpska International Government Bond 144A, 6.38%, 5/08/33 EUR (a)(b)(c)	2,159
		5,362

Principal or Shares	Security Description	Value (000)
Brazil (BRL) (2%)
26,970,082	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (a)	$4,807
69,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (a)	12,262
28,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/33 BRL (a)	4,862
		21,931
Brazil (USD) (2%)
2,850,000	Brazilian Government International Bond, 5.50%, 2/04/33	2,811
3,980,000	Brazilian Government International Bond, 6.00%, 10/20/33	4,025
8,255,000	Brazilian Government International Bond, 6.13%, 3/15/34	8,379
6,080,000	Brazilian Government International Bond, 6.25%, 5/22/36	6,053
2,750,000	Brazilian Government International Bond, 8.25%, 1/20/34	3,164
		24,432
Canada (USD) (0%)
1,709,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (b)	1,770
1,720,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (b)	1,795
		3,565
Cayman Islands (USD) (2%)
2,842,523	Bioceanico Sovereign Certificate Ltd. 144A, 2.80%, 6/05/34 (b)(c)	2,364
2,415,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (b)	2,424
2,535,000	Gaci First Investment Co., 5.38%, 10/13/22 (d)	2,136
1,610,000	Industrial Subordinated Trust 2 0 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.864%), 6.55%, 4/15/36 (b)(e)	1,637
2,452,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (b)	2,581
3,470,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (b)	3,582
2,560,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (b)	2,556
		17,280
Chile (USD) (1%)
7,179,933	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (b)	5,700
1,550,000	Banco de Credito e Inversiones SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (b)(e)(f)	1,666
2,765,000	Chile Government International Bond, 3.10%, 5/07/41	2,123
800,000	Colbun SA 144A, 5.38%, 9/11/35 (b)	795
1,760,000	Corp. Nacional del Cobre de Chile 144A, 6.30%, 9/08/53 (b)	1,797
2,530,000	Corp. Nacional del Cobre de Chile 144A, 6.78%, 1/13/55 (b)	2,713
1,510,000	Sociedad De Transmision Austral SA 144A, 4.00%, 1/27/32 (b)	1,441
		16,235
Colombia (USD) (1%)
5,090,000	Colombia Government International Bond, 7.75%, 11/07/36 (g)	5,372

96  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Costa Rica (USD) (2%)
7,215,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (b)	$7,771
4,400,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (b)	4,850
2,775,000	Costa Rica Government International Bond 144A, 7.30%, 11/13/54 (b)	3,131
		15,752
Czech Republic (CZK) (0%)
108,500,000	Czech Republic Government Bond Series 157, 3.60%, 6/03/36 CZK (a)	4,710
Dominican Republic (USD) (2%)
1,900,000	Dominican Republic International Bond 144A, 4.50%, 1/30/30 (b)	1,832
4,780,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (b)	4,522
3,555,000	Dominican Republic International Bond 144A, 5.88%, 10/28/35 (b)	3,484
3,540,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (b)	3,597
2,780,000	Dominican Republic International Bond 144A, 6.00%, 2/22/33 (b)	2,781
1,580,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (b)	1,627
5,965,000	Dominican Republic International Bond 144A, 6.95%, 3/15/37 (b)	6,232
		24,075
Ecuador (USD) (3%)
3,042,050	Ecuador Government International Bond 144A, 5.00%, 7/31/40 (b)	2,548
6,748,500	Ecuador Government International Bond 144A, 6.90%, 7/31/35 (b)	6,246
11,405,000	Ecuador Government International Bond 144A, 8.75%, 1/29/34 (b)	11,661
4,145,000	Ecuador Government International Bond 144A, 9.25%, 1/29/39 (b)	4,300
4,644,000	Ecuador Government International Bond 144A, 12.92%, 7/31/30 (b)(c)	3,993
		28,748
Egypt (EUR) (1%)
7,740,000	Egypt Government International Bond 144A, 6.38%, 4/11/31 EUR (a)(b)	8,960
Egypt (USD) (1%)
3,265,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (b)	3,261
7,130,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (b)	6,165
2,645,000	Egypt Government International Bond 144A, 8.75%, 9/30/51 (b)	2,449
		11,875
El Salvador (USD) (1%)
2,720,000	El Salvador Government International Bond 144A, 0.25%, 4/17/30 (b)	111
1,165,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (b)	1,165
1,445,000	El Salvador Government International Bond 144A, 9.25%, 4/17/30 (b)	1,552
2,615,000	El Salvador Government International Bond 144A, 9.65%, 11/21/54 (b)	2,952
		5,780

Principal or Shares	Security Description	Value (000)
Gabon (USD) (1%)
5,848,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (b)	$4,945
Ghana (USD) (2%)
176,479	Ghana Government International Bond 144A, 4.72%, 7/03/26 (b)(c)	175
556,264	Ghana Government International Bond 144A, 4.96%, 1/03/30 (b)(c)	490
3,822,432	Ghana Government International Bond 144A, 5.00%, 7/03/29 (b)	3,752
97,405	Ghana Government International Bond, 5.00%, 7/03/29 (d)	96
11,617,542	Ghana Government International Bond 144A, 5.00%, 7/03/35 (b)	10,691
160,080	Ghana Government International Bond, 5.00%, 7/03/35 (d)	147
18,535	Ghana Government International Bond, 5.05%, 1/03/30 (c)(d)	17
3,680	Ghana Government International Bond, 5.19%, 7/03/26 (c)(d)	4
		15,372
Guatemala (USD) (1%)
4,035,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (b)	4,093
8,680,000	Guatemala Government Bond 144A, 6.60%, 6/13/36 (b)	9,331
		13,424
Hungary (HUF) (1%)
2,978,780,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 HUF (a)	10,312
Hungary (USD) (3%)
8,385,000	Hungary Government International Bond 144A, 2.13%, 9/22/31 (b)	7,303
5,150,000	Hungary Government International Bond 144A, 3.13%, 9/21/51 (b)	3,230
6,135,000	Hungary Government International Bond 144A, 5.25%, 6/16/29 (b)	6,245
8,030,000	Hungary Government International Bond 144A, 5.50%, 6/16/34 (b)	8,152
2,155,000	Hungary Government International Bond 144A, 6.00%, 9/26/35 (b)	2,243
2,170,000	Hungary Government International Bond 144A, 6.25%, 9/22/32 (b)	2,318
		29,491
India (USD) (1%)
1,910,000	Muthoot Finance Ltd. 144A, 6.38%, 3/02/30 (b)	1,929
1,675,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (b)	1,704
1,472,738	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/ UBEPL 144A, 7.80%, 7/31/31 (b)	1,508
2,490,000	Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (b)	2,543
1,655,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (b)	1,681
		9,365
Indonesia (USD) (2%)
3,030,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (b)	2,903
8,235,000	Indonesia Government International Bond, 4.45%, 4/15/70	6,441

Semi-Annual Financial Statements and Other Information  97

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

4,105,000	Indonesia Government International Bond 144A, 6.63%, 2/17/37 (b)	$4,547
4,510,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.65%, 11/25/54 (b)	4,387
		18,278
Ivory Coast (EUR) (0%)
579,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (a)(b)	654
1,950,000	Ivory Coast Government International Bond 144A, 5.88%, 10/17/31 EUR (a)(b)	2,302
		2,956
Ivory Coast (USD) (2%)
3,535,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (b)	3,461
1,142,571	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (b)	1,158
1,750,000	Ivory Coast Government International Bond 144A, 6.75%, 2/25/41 (b)	1,615
6,660,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (b)	7,090
4,025,000	Ivory Coast Government International Bond 144A, 8.25%, 1/30/37 (b)	4,321
		17,645
Jordan (USD) (0%)
1,320,000	Jordan Government International Bond 144A, 7.75%, 1/15/28 (b)	1,360
Kazakhstan (KZT) (0%)
1,002,000,000	Development Bank of Kazakhstan JSC 144A, 16.95%, 5/08/29 KZT (a)(b)	2,163
Kazakhstan (USD) (2%)
1,635,000	Baiterek National Investment Holding JSC 144A, 5.20%, 5/06/33 (b)	1,623
8,125,000	Kazakhstan Government International Bond 144A, 4.71%, 4/09/35 (b)(g)	8,013
3,640,000	Kazakhstan Government International Bond 144A, 5.00%, 7/01/32 (b)	3,680
3,470,000	Kazakhstan Government International Bond 144A, 5.50%, 7/01/37 (b)	3,553
		16,869
Kenya (USD) (1%)
2,755,000	Republic of Kenya Government International Bond 144A, 7.88%, 10/09/33 (b)	2,632
1,130,000	Republic of Kenya Government International Bond 144A, 7.88%, 2/26/34 (b)	1,059
965,000	Republic of Kenya Government International Bond 144A, 8.70%, 2/26/39 (b)	912
1,660,000	Republic of Kenya Government International Bond 144A, 8.80%, 10/09/38 (b)	1,583
2,260,000	Republic of Kenya Government International Bond 144A, 9.75%, 2/16/31 (b)	2,391
		8,577
Lebanon (USD) (1%)
4,065,000	Lebanon Government International Bond Series 10Y, 6.00%, 1/22/27 (d)(h)	1,031
4,045,000	Lebanon Government International Bond, 6.20%, 3/26/27 (d)(h)	1,030
3,365,000	Lebanon Government International Bond, 6.60%, 11/27/26 (d)(h)	854
1,096,000	Lebanon Government International Bond, 6.65%, 2/26/30 (d)(h)	282

Principal or Shares	Security Description	Value (000)

2,290,000	Lebanon Government International Bond Series 15Y, 6.75%, 11/29/27 (d)(h)	$587
1,210,000	Lebanon Government International Bond, 6.85%, 5/25/29 (d)(h)	311
4,140,000	Lebanon Government International Bond Series 15YR, 7.00%, 3/23/32 (d)(h)	1,086
		5,181
Luxembourg (USD) (1%)
3,835,000	EIG Pearl Holdings Sarl 144A, 4.39%, 11/30/46 (b)	3,156
1,700,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (b)	1,740
445,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (b)	400
1,990,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (b)	2,216
1,826,845	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (b)	1,812
		9,324
Malaysia (USD) (1%)
1,805,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (b)	1,569
4,930,000	Petronas Capital Ltd. 144A, 5.34%, 4/03/35 (b)	5,092
		6,661
Mexico (EUR) (0%)
2,070,000	Mexico Government International Bond, 4.88%, 5/16/36 EUR (a)	2,405
Mexico (MXN) (2%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (a)	959
81,730,000	Mexican Bonos Series M, 7.50%, 5/26/33 MXN (a)	4,306
110,870,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (a)	5,332
138,980,000	Mexican Bonos Series M, 8.00%, 4/15/32 MXN (a)	7,605
75,790,000	Mexican Bonos Series M, 10.00%, 11/20/36 MXN (a)	4,565
		22,767
Mexico (USD) (5%)
1,475,000	Banco Nacional de Comercio Exterior SNC 144A, 5.88%, 5/07/30 (b)	1,519
2,785,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.650%), 5.13%, 1/18/33 (b)(e)(g)	2,742
1,300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (b)(e)	1,432
1,320,000	Comision Federal de Electricidad 144A, 6.05%, 1/28/34 (b)	1,305
3,410,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 5.50%, 1/30/33 (b)	3,400
3,029,406	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	3,101
1,990,000	Mexico Government International Bond, 4.88%, 5/19/33	1,902
2,030,000	Mexico Government International Bond, 5.38%, 3/22/33	1,998

98  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,120,000	Mexico Government International Bond, 5.85%, 7/02/32	$2,156
1,320,000	Mexico Government International Bond, 6.00%, 5/07/36	1,327
4,920,000	Mexico Government International Bond, 6.34%, 5/04/53	4,648
1,330,000	Mexico Government International Bond, 6.88%, 5/13/37	1,406
5,015,000	Petroleos Mexicanos, 5.95%, 1/28/31	4,910
5,425,000	Petroleos Mexicanos, 6.63%, 6/15/35	5,239
5,611,000	Petroleos Mexicanos, 6.70%, 2/16/32	5,633
860,000	Petroleos Mexicanos, 6.95%, 1/28/60	717
8,745,000	Petroleos Mexicanos, 7.69%, 1/23/50	8,003
		51,438
Montenegro (USD) (0%)
1,705,000	Montenegro Government International Bond 144A, 7.25%, 3/12/31 (b)	1,797
Morocco (EUR) (1%)
5,980,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(b)	7,061
Morocco (USD) (0%)
1,940,000	Morocco Government International Bond 144A, 6.50%, 9/08/33 (b)	2,076
965,000	OCP SA 144A, 6.10%, 4/30/30 (b)	985
1,700,000	OCP SA 144A, 6.70%, 3/01/36 (b)	1,776
		4,837
Netherlands (USD) (1%)
1,765,000	Embraer Netherlands Finance BV, 5.98%, 2/11/35	1,841
942,299	Yinson Bergenia Production BV 144A, 8.50%, 1/31/45 (b)	1,011
1,442,618	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (b)	1,598
		4,450
Nigeria (USD) (3%)
1,720,000	Dangote Fertiliser Ltd. 144A, 7.75%, 5/05/31 (b)	1,752
1,945,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (b)	1,966
2,290,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (b)	2,315
7,110,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (b)	7,360
4,575,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (b)	4,694
2,190,000	Nigeria Government International Bond 144A, 8.38%, 3/24/29 (b)	2,343
2,490,000	Nigeria Government International Bond 144A, 9.13%, 1/13/46 (b)	2,754
5,990,000	Nigeria Government International Bond 144A, 10.38%, 12/09/34 (b)	7,182
		30,366
Oman (USD) (1%)
2,265,000	Oman Government International Bond 144A, 6.25%, 1/25/31 (b)	2,406
2,610,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (b)	2,793
1,870,000	Oman Government International Bond 144A, 7.38%, 10/28/32 (b)	2,133
		7,332

Principal or Shares	Security Description	Value (000)
Pakistan (USD) (1%)
5,595,000	Pakistan Government International Bond 144A, 7.38%, 4/08/31 (b)	$5,401
1,985,000	Pakistan Government International Bond 144A, 8.88%, 4/08/51 (b)	1,866
		7,267
Panama (USD) (2%)
1,715,000	Generadora de Gatun SA 144A, 6.87%, 9/30/44 (b)	1,715
2,480,000	Panama Government International Bond, 4.30%, 4/29/53	1,919
2,845,000	Panama Government International Bond, 4.50%, 4/16/50	2,292
3,100,000	Panama Government International Bond, 5.23%, 2/23/34	3,086
2,310,000	Panama Government International Bond, 5.66%, 2/23/38	2,329
2,275,000	Panama Government International Bond, 6.40%, 2/14/35	2,434
5,750,000	Panama Government International Bond, 8.00%, 3/01/38	6,827
		20,602
Paraguay (USD) (1%)
2,255,000	Paraguay Government International Bond 144A, 5.60%, 3/13/48 (b)	2,114
4,440,000	Paraguay Government International Bond 144A, 6.00%, 2/09/36 (b)	4,669
5,745,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (b)	5,808
750,000	Paraguay Government International Bond 144A, 6.65%, 3/04/55 (b)	793
		13,384
Peru (PEN) (3%)
85,721,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (a)(b)(d)	25,498
19,995,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(b)	5,779
		31,277
Peru (USD) (3%)
450,000	Banco de Credito del Peru S.A. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.450%), 3.25%, 9/30/31 (b)(e)	446
3,270,000	Banco de Credito del Peru S.A. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.961%), 5.65%, 1/15/37 (b)(e)	3,254
2,163,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (b)	2,223
1,340,000	Fondo MIVIVIENDA SA 144A, 5.40%, 3/31/31 (b)	1,352
3,430,000	Kallpa Generacion SA 144A, 5.50%, 9/11/35 (b)	3,424
5,785,000	Peruvian Government International Bond, 3.60%, 1/15/72	3,636
4,540,000	Peruvian Government International Bond, 5.88%, 8/08/54	4,430
5,890,000	Peruvian Government International Bond, 6.20%, 6/30/55	5,981
490,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (b)	513

Semi-Annual Financial Statements and Other Information  99

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,635,000	Scotiabank Peru SAA 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.309%), 6.10%, 10/01/35 (b)(e)(g)	$1,680
		26,939
Philippines (USD) (1%)
4,565,000	Philippine Government International Bond, 3.70%, 3/01/41	3,708
2,045,000	Philippine Government International Bond, 5.50%, 1/17/48	1,977
4,245,000	Philippine Government International Bond, 5.90%, 2/04/50	4,327
		10,012
Poland (PLN) (1%)
20,915,000	Republic of Poland Government Bond Series 0432, 1.75%, 4/25/32 PLN (a)	4,720
Poland (USD) (1%)
2,230,000	Republic of Poland Government International Bond Series 10Y, 5.38%, 2/12/35	2,276
2,900,000	Republic of Poland Government International Bond Series 30Y, 5.50%, 4/04/53	2,711
4,790,000	Republic of Poland Government International Bond Series 30Y, 5.50%, 3/18/54	4,470
		9,457
Qatar (USD) (0%)
1,790,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (b)	1,631
3,050,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (b)	2,905
		4,536
Romania (EUR) (1%)
2,726,000	Romanian Government International Bond 144A, 4.63%, 4/03/49 EUR (a)(b)	2,415
1,430,000	Romanian Government International Bond 144A, 5.63%, 2/22/36 EUR (a)(b)	1,637
4,290,000	Romanian Government International Bond 144A, 6.00%, 9/24/44 EUR (a)(b)	4,694
		8,746
Romania (RON) (1%)
57,455,000	Romania Government Bond Series 7Y, 8.00%, 4/29/30 RON (a)	13,442
Romania (USD) (2%)
3,000,000	Romanian Government International Bond 144A, 3.00%, 2/27/27 (b)	2,956
9,020,000	Romanian Government International Bond 144A, 5.75%, 3/24/35 (b)	8,694
2,760,000	Romanian Government International Bond 144A, 5.75%, 7/04/36 (b)	2,604
2,320,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (b)	2,163
2,550,000	Romanian Government International Bond 144A, 7.50%, 2/10/37 (b)	2,726
		19,143
Saudi Arabia (USD) (1%)
3,550,000	Saudi Government International Bond 144A, 3.25%, 11/17/51 (b)	2,285
7,025,000	Saudi Government International Bond 144A, 3.45%, 2/02/61 (b)	4,400
5,655,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (b)	3,911

Principal or Shares	Security Description	Value (000)

2,935,000	Saudi Government International Bond 144A, 5.25%, 1/16/50 (b)	$2,680
		13,276
Serbia (EUR) (0%)
2,090,000	Serbia International Bond 144A, 4.88%, 5/06/38 EUR (a)(b)	2,395
South Africa (USD) (3%)
3,520,000	Republic of South Africa Government International Bond Series 12Y, 4.30%, 10/12/28	3,488
8,835,000	Republic of South Africa Government International Bond Series 30Y, 5.65%, 9/27/47	7,148
4,780,000	Republic of South Africa Government International Bond Series 30Y, 5.75%, 9/30/49	3,865
4,450,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	4,541
1,905,000	Republic of South Africa Government International Bond 144A, 7.10%, 11/19/36 (b)	1,994
2,970,000	Republic of South Africa Government
	International Bond 144A, 7.25%, 12/11/55 (b)	2,802
3,690,000	Republic of South Africa Government International Bond Series 30Y, 7.30%, 4/20/52	3,545
		27,383
South Africa (ZAR) (3%)
239,825,000	Republic of South Africa Government Bond Series R213, 7.00%, 2/28/31 ZAR (a)	13,636
155,585,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (a)	8,993
76,195,000	Republic of South Africa Government Bond Series 2033, 10.00%, 3/31/33 ZAR (a)	4,900
		27,529
Spain (USD) (0%)
1,097,536	AI Candelaria -spain- SA 144A, 7.50%, 12/15/28 (b)	1,131
Sri Lanka (USD) (2%)
5,550,840	Sri Lanka Government International Bond 144A, 3.10%, 1/15/30 (b)	5,292
2,840,000	Sri Lanka Government International Bond 144A, 3.35%, 3/15/33 (b)	2,541
7,413,369	Sri Lanka Government International Bond 144A, 3.60%, 5/15/36 (b)	6,999
4,358,677	Sri Lanka Government International Bond 144A, 3.60%, 2/15/38 (b)	4,116
1,843,098	Sri Lanka Government International Bond 144A, 4.00%, 4/15/28 (b)	1,761
		20,709
Supranational (ZAR) (0%)
67,200,000	African Development Bank, 9.33%, 4/05/46 ZAR (a)(c)	724
Suriname (USD) (0%)
1,775,000	Suriname Government International Bond 144A, 8.50%, 11/06/35 (b)	1,929
Turkey (EUR) (0%)
2,075,000	Turkiye Government International Bond, 5.15%, 3/10/34 EUR (a)	2,384
Turkey (TRY) (1%)
193,565,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (a)	3,087

100  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
207,350,000	Turkiye Government Bond Series 5Y, 30.00%, 9/12/29 TRY (a)	$4,039
122,165,000	Turkiye Government Bond Series 2Y, 36.78%, 10/13/27 TRY (a)	2,665
		9,791
Turkey (USD) (2%)
4,230,000	Hazine Mustesarligi Varlik Kiralama AS 144A, 8.51%, 1/14/29 (b)	4,512
1,655,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (b)	1,674
5,305,000	Turkiye Government International Bond Series 10Y, 5.88%, 6/26/31	5,152
1,070,000	Turkiye Government International Bond Series 30Y, 6.00%, 1/14/41	921
2,910,000	Turkiye Government International Bond, 6.88%, 1/14/38	2,790
1,000,000	Turkiye Government International Bond Series 7Y, 7.13%, 2/12/32	1,021
5,050,000	Turkiye Government International Bond, 7.25%, 5/29/32	5,169
2,755,000	Turkiye Government International Bond, 9.13%, 7/13/30	3,051
1,705,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (b)(e)(f)	1,761
		26,051
Ukraine (USD) (2%)
9,846,300	Ukraine Government International Bond 144A, 4.00%, 2/01/32 (b)	7,560
109,127	Ukraine Government International Bond 144A, 4.50%, 2/01/29 (b)	85
588,922	Ukraine Government International Bond, 4.50%, 2/01/29 (d)	460
3,947,407	Ukraine Government International Bond 144A, 4.50%, 2/01/34 (b)	2,426
505,614	Ukraine Government International Bond, 4.50%, 2/01/34 (d)	311
3,561,258	Ukraine Government International Bond 144A, 4.50%, 2/01/35 (b)	2,156
577,845	Ukraine Government International Bond, 4.50%, 2/01/35 (d)	350
2,892,488	Ukraine Government International Bond 144A, 4.50%, 2/01/36 (b)	1,720
72,231	Ukraine Government International Bond, 4.50%, 2/01/36 (d)	43
759,110	Ukraine Government International Bond 144A, 16.60%, 2/01/34 (b)(c)	361
593,240	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (b)(c)	377
78,912	Ukraine Government International Bond, 18.44%, 2/01/30 (c)(d)	50
		15,899
United Arab Emirates (USD) (1%)
2,415,000	Abu Dhabi Developmental Holding Co. PJSC 144A, 5.25%, 10/02/54 (b)	2,192
1,943,134	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (b)	1,954
1,580,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (b)	1,429

Principal or Shares	Security Description	Value (000)
2,300,000	UAE International Government Bond 144A, 4.95%, 7/07/52 (b)	$2,086
		7,661
United Kingdom (EGP) (1%)
358,000,000	Goldman Sachs International 144A, 23.65%, 11/05/26 EGP (a)(b)(c)(d)	5,988
United States (EGP) (1%)
293,000,000	Citigroup Global Markets Holdings Inc. 144A, 26.15%, 11/05/26 EGP (a)(b)(c)	4,901
United States (NGN) (2%)
7,130,000,000	Citigroup Global Markets Holdings Inc. 144A, 19.11%, 9/24/26 NGN (a)(b)(c)	4,804
3,487,000,000	Citigroup Global Markets Holdings Inc. 144A, 20.12%, 9/24/26 NGN (a)(b)(c)	2,349
15,485,000,000	Citigroup Global Markets Holdings Inc. 144A, 20.94%, 9/10/26 NGN (a)(b)(c)	10,464
		17,617
United States (USD) (1%)
9,850,000	U.S. Treasury Bill, 3.10%, 5/07/26 (c)	9,844
Uruguay (USD) (0%)
2,210,000	Uruguay Government International Bond, 5.44%, 2/14/37	2,283
Uzbekistan (USD) (1%)
3,555,000	Navoi Mining & Metallurgical Combinat 144A, 6.75%, 5/14/30 (b)	3,704
1,770,000	Navoi Mining & Metallurgical Combinat 144A, 6.95%, 10/17/31 (b)	1,883
2,975,000	Navoiyuran State Enterprise 144A, 6.70%, 7/02/30 (b)	3,045
4,350,000	Republic of Uzbekistan International Bond 144A, 3.70%, 11/25/30 (b)	4,072
250,000	Republic of Uzbekistan International Bond 144A, 5.38%, 2/20/29 (b)	252
		12,956
Uzbekistan (UZS) (0%)
28,420,000,000	Republic of Uzbekistan International Bond 144A, 12.25%, 4/13/29 UZS (a)(b)	2,374
Venezuela (USD) (2%)
3,630,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (d)(h)	1,375
3,220,000	Petroleos de Venezuela SA, 6.00%, 11/15/26 (d)(h)	1,280
1,122,500	Petroleos de Venezuela SA, 8.50%, 10/27/26 (d)(h)	1,160
2,890,000	Petroleos de Venezuela SA, 9.00%, 11/17/26 (d)(h)	1,315
6,540,000	Petroleos de Venezuela SA, 12.75%, 2/17/27 (d)(h)	3,365
1,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (d)(h)	671
4,560,000	Venezuela Government International Bond, 7.65%, 4/21/99 (d)(h)	2,165
12,420,000	Venezuela Government International Bond, 7.75%, 10/13/26 (d)(h)	5,710
4,360,000	Venezuela Government International Bond, 8.25%, 10/13/26 (d)(h)	2,109
4,870,000	Venezuela Government International Bond, 9.25%, 9/15/27 (h)	2,570
		21,720

Semi-Annual Financial Statements and Other Information  101

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Virgin Islands (British) (USD) (0%)
3,125,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (b)	$3,091
Zambia (USD) (1%)
2,326,963	Zambia Government International Bond 144A, 0.50%, 12/31/53 (b)	1,594
3,311,470	Zambia Government International Bond 144A, 5.75%, 6/30/33 (b)	3,261
		4,855
Total Bond (Cost - $954,349)		983,458
Investment Company (3%)
33,923,962	Payden Cash Reserves Money Market Fund * (Cost - $33,924)	33,924
Total Investments (Cost - $988,273) (102%)		1,017,382
Liabilities in excess of Other Assets (-2%)		(21,998)
Net Assets (100%)		$995,384

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $7,865 and the total market value of the collateral held by the Fund is $8,265. Amounts in 000s.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
ARS 4,327,000	USD 2,792	BNP PARIBAS	05/11/2026	$292
ARS 6,793,070	USD 4,659	BNP PARIBAS	06/16/2026	72
BRL 47,497	USD 9,242	BNP PARIBAS	05/19/2026	303
CHF 11,204	USD 14,206	BNP PARIBAS	05/29/2026	178
CNH 8,091	USD 1,180	HSBC Bank USA, N.A.	06/18/2026	9
MYR 19,634	USD 4,881	Barclays Bank PLC	07/09/2026	72
USD 4,936	THB 157,420	Barclays Bank PLC	07/17/2026	76
USD 353	TRY 17,109	Barclays Bank PLC	07/17/2026	1
USD 742	INR 67,640	BNP PARIBAS	05/11/2026	30
USD 9,847	INR 915,190	Morgan Stanley	05/11/2026	214
USD 13,948	PEN 47,300	Morgan Stanley	05/19/2026	480
ZAR 86,790	USD 5,093	BNP PARIBAS	06/18/2026	98

				1,825

Liabilities:
INR 918,630	USD 10,073	BNP PARIBAS	05/11/2026	(403)
INR 64,200	USD 688	Morgan Stanley	05/11/2026	(12)
PEN 5,944	USD 1,767	HSBC Bank USA, N.A.	05/19/2026	(75)
RON 43,116	USD 9,948	BNP PARIBAS	06/11/2026	(237)
USD 20,898	BRL 111,611	BNP PARIBAS	05/19/2026	(1,531)
USD 14,172	CHF 11,204	BNP PARIBAS	05/29/2026	(212)
USD 14,920	EUR 12,705	BNP PARIBAS	06/17/2026	(25)
USD 10,790	ZAR 181,680	BNP PARIBAS	06/18/2026	(76)
USD 18,016	ZAR 302,140	BNP PARIBAS	06/18/2026	(55)
USD 4,948	CZK 104,970	BNP PARIBAS	06/29/2026	(109)
USD 15,560	EUR 13,275	HSBC Bank USA, N.A.	06/17/2026	(54)
USD 20,423	CNH 139,898	HSBC Bank USA, N.A.	06/18/2026	(127)
USD 23,364	MXN 416,900	HSBC Bank USA, N.A.	06/22/2026	(394)
USD 43,896	EUR 37,922	Morgan Stanley	06/17/2026	(710)
USD 4,998	CHF 3,903	Wells Fargo Securities LLC	05/29/2026	(12)

102  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 10,388	EUR 8,959	Wells Fargo Securities LLC	06/17/2026	(150)

				(4,182)

Net Unrealized Appreciation (Depreciation)				$(2,357)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	156	Jun-26	$17,604	$(708)	$(708)
U.S. Treasury 10-Year Note Future	59	Jun-26	6,525	(27)	(27)
U.S. Treasury 2-Year Note Future	225	Jun-26	46,603	(416)	(416)
U.S. Treasury 5-Year Note Future	227	Jun-26	24,479	(312)	(312)
U.S. Ultra Bond Future	84	Jun-26	9,663	(375)	(375)

					(1,838)

Short Contracts:
U.S. 10-Year Ultra Future	285	Jun-26	(32,165)	77	77

Total Futures					$(1,761)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
4-Year Interest Rate Swap, Receive Fixed 7.485% 28 days, Pay Variable 6.970% (MXIBTIEF) 28 days	03/08/2030	MXN 308,600	$(136)	$—	$(136)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually, Receive Variable 1.940% (ESTRON) Annually	10/17/2030	EUR 2,250	149	—	149
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay Variable 3.805% (SOFRRATE) Annually	10/17/2030	USD 2,534	(110)	—	(110)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually, Receive Variable 1.940% (ESTRON) Annually	10/30/2031	EUR 5,215	171	—	171
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay Variable 3.772% (SOFRRATE) Annually	10/30/2031	USD 5,530	(248)	—	(248)

			$(174)	$—	$(174)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$7,865
Non-cash Collateral[2]	(7,865)

Net Amount	$—

1The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

2At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  103

   Payden Emerging Markets Local Bond Fund

Schedule of Investments - April 30, 2026 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bond (97%)
Argentina (USD) (0%)
339,500	Argentine Republic Government International Bond, 4.13%, 7/09/35	$254
Brazil (BRL) (10%)
6,801,151	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (a)	1,212
6,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL (a)	1,184
22,700,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (a)	4,243
28,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (a)	4,976
		11,615
Chile (CLP) (1%)
620,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 5.80%, 10/01/29 CLP (a)(b)(c)	705
455,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 6.00%, 4/01/33 CLP (a)(b)(c)	518
		1,223
China (CNY) (6%)
15,300,000	China Government Bond, 2.52%, 8/25/33 CNY (a)	2,377
9,500,000	China Government Bond, 2.75%, 6/15/29 CNY (a)	1,453
14,450,000	China Government Bond, 2.76%, 5/15/32 CNY (a)	2,266
2,880,000	China Government Bond, 3.19%, 4/15/53 CNY (a)	497
4,790,000	China Government Bond Series 1906, 3.29%, 5/23/29 CNY (a)	747
		7,340
Colombia (COP) (5%)
3,802,100,000	Colombian TES Series B, 7.00%, 3/26/31 COP (a)	797
17,857,600,000	Colombian TES Series B, 11.00%, 8/22/29 COP (a)	4,534
1,436,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (a)(b)	364
		5,695
Czech Republic (CZK) (3%)
33,080,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 CZK (a)	1,034
8,860,000	Czech Republic Government Bond Series 103, 2.00%, 10/13/33 CZK (a)	354
23,340,000	Czech Republic Government Bond Series 145, 3.50%, 5/30/35 CZK (a)	1,018
14,000,000	Czech Republic Government Bond Series 157, 3.60%, 6/03/36 CZK (a)	608
16,000,000	Czech Republic Government Bond Series 151, 4.90%, 4/14/34 CZK (a)	778
		3,792
Dominican Republic (DOP) (0%)
11,950,000	Dominican Republic International Bond 144A, 13.63%, 2/03/33 DOP (a)(b)	238

Principal or Shares	Security Description	Value (000)
Ecuador (USD) (1%)
260,000	Ecuador Government International Bond 144A, 8.75%, 1/29/34 (b)	$266
260,000	Ecuador Government International Bond 144A, 9.25%, 1/29/39 (b)	270
		536
Ghana (USD) (0%)
284,000	Ghana Government International Bond 144A, 5.00%, 7/03/35 (b)	261
Hungary (HUF) (4%)
214,000,000	Hungary Government Bond Series 29/A, 2.00%, 5/23/29 HUF (a)	617
492,000,000	Hungary Government Bond Series 33/A, 2.25%, 4/20/33 HUF (a)	1,259
649,120,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 HUF (a)	2,247
		4,123
Indonesia (IDR) (7%)
13,829,000,000	Indonesia Treasury Bond Series FR91, 6.38%, 4/15/32 IDR (a)	777
13,884,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 IDR (a)	791
24,527,000,000	Indonesia Treasury Bond Series 100, 6.63%, 2/15/34 IDR (a)	1,392
3,733,000,000	Indonesia Treasury Bond Series 103, 6.75%, 7/15/35 IDR (a)	214
34,666,000,000	Indonesia Treasury Bond Series FR96, 7.00%, 2/15/33 IDR (a)	2,019
9,126,000,000	Indonesia Treasury Bond Series 106, 7.13%, 8/15/40 IDR (a)	538
23,000,000	Indonesia Treasury Bond Series FR97, 7.13%, 6/15/43 IDR (a)	1
10,100,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 IDR (a)	641
8,511,000,000	Indonesia Treasury Bond Series FR68, 8.38%, 3/15/34 IDR (a)	533
13,791,000,000	Indonesia Treasury Bond Series FR79, 8.38%, 4/15/39 IDR (a)	893
		7,799
Ivory Coast (USD) (1%)
475,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (b)	506
Kazakhstan (KZT) (0%)
121,000,000	Development Bank of Kazakhstan JSC 144A, 16.95%, 5/08/29 KZT (a)(b)	261
Malaysia (MYR) (6%)
10,840,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 MYR (a)	2,978
9,420,000	Malaysia Government Bond Series 0317, 4.76%, 4/07/37 MYR (a)	2,592
5,120,000	Malaysia Government Bond Series 0418, 4.89%, 6/08/38 MYR (a)	1,423
		6,993
Mexico (MXN) (10%)
7,730,000	America Movil SAB de CV, 9.50%, 1/27/31 MXN (a)	450
8,110,000	America Movil SAB de CV, 10.13%, 1/22/29 MXN (a)	481

104  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
8,850,000	America Movil SAB de CV, 10.30%, 1/30/34 MXN (a)	$530
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (a)	259
51,700,000	Mexican Bonos Series M, 7.50%, 5/26/33 MXN (a)	2,724
59,810,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (a)	2,876
15,720,000	Mexican Bonos Series M, 8.00%, 4/15/32 MXN (a)	860
22,290,000	Mexican Bonos Series M, 8.00%, 11/07/47 MXN (a)	1,077
26,600,000	Mexican Bonos Series M, 8.50%, 11/18/38 MXN (a)	1,411
12,410,000	Mexican Bonos Series M, 10.00%, 11/20/36 MXN (a)	748
		11,416
Morocco (EUR) (0%)
235,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(b)	278
Panama (USD) (0%)
200,000	Banco Latinoamericano de Comercio Exterior SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.736%), 7.50% (b)(d)(e)	205
Paraguay (PYG) (1%)
4,351,000,000	Paraguay Government International Bond 144A, 8.50%, 3/04/35 PYG (a)(b)	720
1,400,000,000	Paraguay Government International Bond 144A, 8.50%, 4/04/38 PYG (a)(b)	230
		950
Peru (PEN) (7%)
2,011,000	Alicorp SAA 144A, 7.40%, 6/16/32 PEN (a)(b)	581
1,810,000	Banco de Credito del Peru S.A. 144A, 7.85%, 1/11/29 PEN (a)(b)	546
1,770,000	Credicorp Capital Sociedad Titulizadora SA 144A, 9.70%, 3/05/45 PEN (a)(b)	538
1,700,000	Luz del Sur SAA 144A, 6.75%, 10/09/32 PEN (a)(b)	484
2,685,000	Peru Government Bond, 5.40%, 8/12/34 PEN (a)	741
11,860,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (a)(b)(c)	3,528
530,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (a)(b)(c)	166
3,910,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(b)	1,130
		7,714
Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP (a)	266
Poland (PLN) (5%)
6,775,000	Republic of Poland Government Bond Series 0432, 1.75%, 4/25/32 PLN (a)	1,529
7,445,000	Republic of Poland Government Bond Series 1034, 5.00%, 10/25/34 PLN (a)	1,968
9,436,000	Republic of Poland Government Bond Series 1035, 5.00%, 10/25/35 PLN (a)	2,472
		5,969

Principal or Shares	Security Description	Value (000)
Romania (RON) (4%)
4,130,000	Romania Government Bond Series 15Y, 3.65%, 9/24/31 RON (a)	$798
2,235,000	Romania Government Bond Series 5Y, 4.25%, 4/28/36 RON (a)	401
3,080,000	Romania Government Bond Series 15Y, 4.75%, 10/11/34 RON (a)	589
4,620,000	Romania Government Bond Series 15YR, 5.80%, 7/26/27 RON (a)	1,037
9,955,000	Romania Government Bond Series 7Y, 8.00%, 4/29/30 RON (a)	2,329
		5,154
South Africa (ZAR) (8%)
54,384,000	Republic of South Africa Government Bond Series R214, 6.50%, 2/28/41 ZAR (a)	2,533
10,740,000	Republic of South Africa Government Bond Series R213, 7.00%, 2/28/31 ZAR (a)	611
30,965,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (a)	1,790
70,420,000	Republic of South Africa Government Bond Series 2040, 9.00%, 1/31/40 ZAR (a)	4,136
11,090,000	Republic of South Africa Government Bond Series 2033, 10.00%, 3/31/33 ZAR (a)	713
		9,783
South Korea (MXN) (0%)
5,000,000	Export-Import Bank of Korea Series 19, 7.93%, 7/30/26 MXN (a)	287
Sri Lanka (USD) (0%)
317,000	Sri Lanka Government International Bond 144A, 3.60%, 6/15/35 (b)	245
Supranational (COP) (0%)
2,000,000,000	Corp. Andina de Fomento, 6.77%, 5/24/28 COP (a)(c)	480
Supranational (INR) (7%)
87,000,000	Corp. Andina de Fomento, 8.25%, 4/26/34 INR (a)	912
200,800,000	European Bank for Reconstruction & Development, 6.50%, 10/03/36 INR (a)	1,941
122,000,000	European Bank for Reconstruction & Development, 6.75%, 3/14/31 INR (a)	1,246
76,000,000	European Investment Bank, 7.40%, 10/23/33 INR (a)(c)	797
170,000,000	Inter-American Development Bank, 7.00%, 4/17/33 INR (a)	1,726
93,000,000	Inter-American Development Bank, 7.00%, 8/08/33 INR (a)	942
47,000,000	Inter-American Development Bank, 7.35%, 10/06/30 INR (a)	492
31,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28 INR (a)	326
		8,382
Supranational (MXN) (0%)
7,500,000	Corp. Andina de Fomento, 6.82%, 2/22/31 MXN (a)(c)	390
Supranational (ZAR) (0%)
7,000,000	African Development Bank, 9.33%, 4/05/46 ZAR (a)(f)	75
Thailand (THB) (4%)
23,820,000	Thailand Government Bond, 1.59%, 12/17/35 THB (a)	692

Semi-Annual Financial Statements and Other Information  105

   Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
9,690,000	Thailand Government Bond, 2.00%, 12/17/31 THB (a)	$302
60,485,000	Thailand Government Bond, 2.00%, 6/17/42 THB (a)	1,653
21,500,000	Thailand Government Bond, 3.30%, 6/17/38 THB (a)	711
45,785,000	Thailand Government Bond, 3.45%, 6/17/43 THB (a)	1,485
		4,843
Turkey (TRY) (2%)
59,925,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (a)	955
27,605,000	Turkiye Government Bond Series 5Y, 30.00%, 9/12/29 TRY (a)	538
15,630,000	Turkiye Government Bond Series 2Y, 36.78%, 10/13/27 TRY (a)	341
		1,834
Ukraine (USD) (0%)
329,700	Ukraine Government International Bond 144A, 4.00%, 2/01/32 (b)	253
United Kingdom (EGP) (1%)
44,000,000	Goldman Sachs International 144A, 23.65%, 11/05/26 EGP (a)(b)(c)(f)	736
United Kingdom (IDR) (0%)
8,600,000,000	Standard Chartered Bank 144A, 6.50%, 2/20/31 IDR (a)(b)	490
United States (EGP) (1%)
35,500,000	Citigroup Global Markets Holdings Inc. 144A, 26.15%, 11/05/26 EGP (a)(b)(f)	594
United States (IDR) (0%)
6,394,000,000	JPMorgan Chase Bank N.A. 144A, 9.50%, 7/17/31 IDR (a)(b)	414

Principal or Shares	Security Description	Value (000)
United States (NGN) (2%)
996,000,000	Citigroup Global Markets Holdings Inc. 144A, 19.11%, 9/24/26 NGN (a)(b)(f)	$671
897,000,000	Citigroup Global Markets Holdings Inc. 144A, 20.12%, 9/24/26 NGN (a)(b)(f)	605
1,782,000,000	Citigroup Global Markets Holdings Inc. 144A, 20.94%, 9/10/26 NGN (a)(b)(f)	1,204
		2,480
Uruguay (UYU) (0%)
7,770,000	Uruguay Government International Bond, 8.25%, 5/21/31 UYU (a)	201
Uzbekistan (UZS) (1%)
9,720,000,000	Republic of Uzbekistan International Bond 144A, 12.25%, 4/13/29 UZS (a)(b)	812
Total Bond (Cost - $114,063)		114,887
Investment Company (1%)
1,696,449	Payden Cash Reserves Money Market Fund * (Cost - $1,696)	1,696
Total Investments (Cost - $115,759) (98%)		116,583
Other Assets, net of Liabilities (2%)		1,853
Net Assets (100%)		$118,436

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Perpetual security with no stated maturity date.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
ARS 457,080	USD 295	BNP PARIBAS	05/11/2026	$31
ARS 902,190	USD 618	BNP PARIBAS	06/16/2026	10
BRL 8,413	USD 1,629	BNP PARIBAS	05/19/2026	62
CHF 1,381	USD 1,751	BNP PARIBAS	05/29/2026	22
CNH 8,986	USD 1,312	HSBC Bank USA, N.A.	06/18/2026	8
CZK 46,320	USD 2,197	BNP PARIBAS	06/29/2026	34
KZT 464,200	USD 884	HSBC Bank USA, N.A.	08/19/2026	79
MXN 9,610	USD 541	HSBC Bank USA, N.A.	06/22/2026	6
MYR 21,215	USD 5,284	Barclays Bank PLC	07/09/2026	68
USD 91	PEN 318	BNP PARIBAS	05/19/2026	—
USD 288	PHP 17,040	HSBC Bank USA, N.A.	05/18/2026	11
USD 798	INR 74,200	Morgan Stanley	05/11/2026	17
USD 3,906	PEN 13,243	Morgan Stanley	05/19/2026	136
ZAR 5,990	USD 356	BNP PARIBAS	06/18/2026	3
ZAR 10,720	USD 629	BNP PARIBAS	06/18/2026	12

				499

106  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
CLP 714,600	USD 807	BNP PARIBAS	06/10/2026	$(12)
HUF 168,350	USD 542	HSBC Bank USA, N.A.	07/17/2026	(2)
IDR 37,358,000	USD 2,176	BNP PARIBAS	08/10/2026	(29)
INR 197,370	USD 2,166	BNP PARIBAS	05/11/2026	(88)
INR 136,310	USD 1,494	BNP PARIBAS	05/11/2026	(59)
PEN 589	USD 176	BNP PARIBAS	05/19/2026	(8)
PEN 827	USD 246	HSBC Bank USA, N.A.	05/19/2026	(10)
PEN 1,362	USD 396	Morgan Stanley	05/19/2026	(9)
PLN 15,676	USD 4,360	BNP PARIBAS	08/24/2026	(38)
RON 3,099	USD 698	Barclays Bank PLC	06/11/2026	—
RON 5,156	USD 1,190	BNP PARIBAS	06/11/2026	(28)
THB 112,030	USD 3,513	Barclays Bank PLC	07/17/2026	(54)
TRY 21,189	USD 437	Barclays Bank PLC	07/17/2026	(1)
USD 1,786	COP 6,636,000	Barclays Bank PLC	07/13/2026	(8)
USD 3,395	BRL 18,088	BNP PARIBAS	05/19/2026	(240)
USD 1,747	CHF 1,381	BNP PARIBAS	05/29/2026	(26)
USD 1,753	EUR 1,493	BNP PARIBAS	06/17/2026	(3)
USD 1,882	ZAR 31,810	BNP PARIBAS	06/18/2026	(20)
USD 648	CZK 13,750	BNP PARIBAS	06/29/2026	(14)
USD 314	KZT 151,800	BNP PARIBAS	08/19/2026	(1)
USD 1,302	EUR 1,110	HSBC Bank USA, N.A.	06/17/2026	(4)
USD 597	CNH 4,097	HSBC Bank USA, N.A.	06/18/2026	(5)
USD 935	MXN 16,720	HSBC Bank USA, N.A.	06/22/2026	(18)
USD 2,361	EUR 2,040	Morgan Stanley	06/17/2026	(38)
USD 607	CHF 474	Wells Fargo Securities LLC	05/29/2026	(2)
USD 1,207	EUR 1,041	Wells Fargo Securities LLC	06/17/2026	(18)

				(735)

Net Unrealized Appreciation (Depreciation)				$(236)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
4-Year Interest Rate Swap, Receive Fixed 7.485% 28 days, Pay Variable 6.970% (MXIBTIEF) 28 days	03/08/2030	MXN 33,100	$(15)	$—	$(15)
5-Year Interest Rate Swap, Receive Fixed 1.430% Quarterly, Pay Variable 1.380% (CNRR007) Quarterly	04/28/2030	CNY 11,450	(6)	—	(6)

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
5-Year Interest Rate Swap, Receive Fixed 1.480% Quarterly, Pay Variable 1.409% (CNRR007) Quarterly	01/17/2030	CNY 8,650	(1)	—	(1)
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly, Pay Variable 1.477% (CNRR007) Quarterly	08/09/2029	CNY 2,230	3	—	3
5-Year Interest Rate Swap, Receive Fixed 2.488% Quarterly, Pay Variable 1.380% (CNRR007) Quarterly	04/25/2027	CNY 3,740	6	—	6
5-Year Interest Rate Swap, Receive Fixed 5.634% Semi Annually, Pay Variable 5.199% (IN00O/N) Semi Annually	04/23/2030	INR 253,900	(81)	—	(81)

			$(94)	$—	$(94)

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  107

   Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bond (98%)
Argentina (USD) (4%)
210,000	Arcor SAIC 144A, 7.60%, 7/31/33 (a)	$217
312,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	233
210,000	Pampa Energia SA 144A, 7.88%, 12/16/34 (a)	220
255,000	Provincia del Chubut Argentina 144A, 9.45%, 4/29/36 (a)	264
585,000	Telecom Argentina SA 144A, 9.25%, 5/28/33 (a)	622
270,000	Telecom Argentina SA 144A, 9.50%, 7/18/31 (a)	289
215,000	Vista Energy Argentina SAU 144A, 7.63%, 12/10/35 (a)	222
155,000	Vista Energy Argentina SAU 144A, 8.50%, 6/10/33 (a)	165
220,000	YPF SA 144A, 8.25%, 1/17/34 (a)	231
215,000	YPF SA 144A, 8.75%, 9/11/31 (a)	228
225,000	YPF SA 144A, 9.50%, 1/17/31 (a)	240
		2,931
Bahamas (USD) (1%)
1,050,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)	1,011
Bermuda (USD) (0%)
235,312	Digicel International Finance Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 4.50%, 8/06/32 (b)	236
260,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	246
		482
Brazil (BRL) (2%)
2,700,000	Brazil Letras do Tesouro Nacional, 14.20%, 7/01/26 BRL (c)(d)	534
2,200,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (d)	411
2,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (d)	444
		1,389
Brazil (USD) (1%)
365,000	BRF SA 144A, 5.75%, 9/21/50 (a)	296
898,034	Samarco Mineracao SA 144A, 9.50%, 6/30/31 (a)	902
		1,198
Canada (CAD) (0%)
80,000	Artemis Gold Inc. 144A, 5.63%, 2/15/31 CAD (a)(d)	59
Canada (USD) (3%)
550,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (a)	570
200,000	First Quantum Minerals Ltd. 144A, 8.00%, 3/01/33 (a)	210
985,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (a)	1,028
200,000	Royal Bank of Canada, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.450%), 6.50%, 5/24/86 (e)	198

Principal or Shares	Security Description	Value (000)

200,000	Windfall Mining Group Inc./Groupe Minier Windfall Inc., 5.85%, 5/13/32 (f)	$208
		2,214
Cayman Islands (USD) (8%)
285,975	Bioceanico Sovereign Certificate Ltd. 144A, 2.81%, 6/05/34 (a)(c)	238
200,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	205
200,000	CSN Inova Ventures 144A, 6.75%, 1/28/28 (a)	171
725,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a)	728
655,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a)	676
200,000	IHS Holding Ltd. 144A, 8.25%, 11/29/31 (a)	209
390,000	Industrial Subordinated Trust 2 0 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.864%), 6.55%, 4/15/36 (a)(e)	397
6,813	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/26 (a)(c)	—
8,516	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/27 (a)(c)	—
13,626	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/28 (a)(c)	—
13,626	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/29 (a)(c)	—
17,033	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/30 (a)(c)	—
17,033	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/31 (a)(c)	—
32,134	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/32 (a)(c)	—
11,457	Kaisa Group Holdings Ltd. 144A, 6.25%, 12/28/28 (a)	—
19,181	Kaisa Group Holdings Ltd. 144A, 6.50%, 12/28/29 (a)	—
23,119	Kaisa Group Holdings Ltd. 144A, 6.75%, 12/28/30 (a)	—
34,832	Kaisa Group Holdings Ltd. 144A, 7.00%, 12/28/31 (a)	1
32,780	Kaisa Group Holdings Ltd. 144A, 7.25%, 12/28/32 (a)	1
7,837	Kaisa Group Holdings Ltd. 144A, 7.72%, 12/28/27 (a)	—
360,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (a)	379
178,489	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	184
355,000	Meituan 144A, 5.13%, 11/05/35 (a)	346
200,000	Melco Resorts Finance Ltd. 144A, 5.38%, 12/04/29 (a)	196
200,000	Melco Resorts Finance Ltd. 144A, 5.75%, 7/21/28 (a)	199
200,000	Melco Resorts Finance Ltd. 144A, 6.50%, 9/24/33 (a)	198
400,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (a)	413
200,000	Montego Bay Airport Revenue Finance Ltd. 144A, 6.60%, 6/15/35 (a)	199
560,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	559
270,000	Sands China Ltd., 5.40%, 8/08/28	273

108  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
66,736	Shimao Group Holdings Ltd. 144A, 5.95%, 7/21/31 (a)	$2
230,000	Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a)	228
810,000	Wynn Macau Ltd. 144A, 6.75%, 2/15/34 (a)	812
		6,614
Chile (USD) (6%)
605,000	AES Andes SA 144A, 6.30%, 3/15/29 (a)	622
250,000	Agrosuper SA 144A, 4.60%, 1/20/32 (a)	240
907,300	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	720
200,000	Banco de Credito e Inversiones SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.767%), 7.50% (a)(e)(g)	212
340,000	Banco de Credito e Inversiones SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(e)(g)	366
200,000	Cencosud SA 144A, 5.75%, 4/15/36 (a)	200
869,812	Chile Electricity PEC SpA 144A, 5.61%, 1/25/28 (a)(c)	801
200,000	Colbun SA 144A, 3.15%, 3/06/30 (a)	188
200,000	Colbun SA 144A, 3.15%, 1/19/32 (a)	181
205,000	DB Terra Chile HoldCo SpA 144A, 7.95%, 4/20/31 (a)	204
235,000	Empresa Nacional del Petroleo 144A, 5.95%, 7/30/34 (a)	243
200,000	Engie Energia Chile SA 144A, 6.38%, 4/17/34 (a)	210
455,000	Sociedad De Transmision Austral SA 144A, 4.00%, 1/27/32 (a)	434
220,000	Sociedad Quimica y Minera de Chile SA 144A, 6.50%, 11/07/33 (a)	237
210,000	Sociedad Transmisora Metropolitana SpA 144A, 6.39%, 12/15/55 (a)	214
		5,072
Colombia (USD) (3%)
740,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (a)	695
160,000	Ecopetrol SA, 8.38%, 1/19/36	166
440,000	Grupo Energia Bogota SA ESP 144A, 5.75%, 10/22/35 (a)	430
200,000	Grupo Nutresa SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.103%), 7.88% (a)(e)(g)	200
455,000	Grupo Nutresa SA 144A, 8.00%, 5/12/30 (a)	480
200,000	SURA Asset Management SA 144A, 6.35%, 5/13/32 (a)	210
		2,181
Czech Republic (EUR) (0%)
190,000	Energo-Pro as 144A, 8.00%, 5/27/30 EUR (a)(d)	234
Czech Republic (USD) (0%)
400,000	Czechoslovak Group AS 144A, 6.50%, 1/10/31 (a)	412
Ecuador (USD) (1%)
240,000	Ecuador Government International Bond 144A, 8.75%, 1/29/34 (a)	245
240,000	Ecuador Government International Bond 144A, 9.25%, 1/29/39 (a)	249
		494

Principal or Shares	Security Description	Value (000)
Germany (USD) (0%)
200,000	Allianz SE 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.317%), 6.55% (a)(e)(g)	$203
Ghana (USD) (0%)
260,900	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	240
Hong Kong (USD) (0%)
200,000	Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a)	215
Hungary (HUF) (1%)
122,900,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 HUF (d)	426
India (USD) (5%)
522,116	Continuum Green Energy India Pvt./Co.-Issuers 144A, 7.50%, 6/26/33 (a)	540
200,000	Muthoot Finance Ltd. 144A, 5.75%, 8/04/30 (a)	198
200,000	Muthoot Finance Ltd. 144A, 6.38%, 4/23/29 (a)	201
210,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	214
290,000	Power Finance Corp. Ltd., 3.90%, 9/16/29 (f)	282
430,000	Power Finance Corp. Ltd. 144A, 3.95%, 4/23/30 (a)	416
250,000	Reliance Industries Ltd. 144A, 3.63%, 1/12/52 (a)	178
250,000	Reliance Industries Ltd. 144A, 3.67%, 11/30/27 (a)	247
465,000	ReNew Pvt. Ltd. 144A, 5.88%, 3/05/27 (a)	464
570,969	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/ UBEPL 144A, 7.80%, 7/31/31 (a)	585
505,000	Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a)	516
250,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	254
398,000	Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd. 144A, 5.90%, 2/28/34 (a)	410
		4,505
Ireland (USD) (0%)
200,000	Aragvi Finance International DAC 144A, 11.13%, 11/20/29 (a)	194
Isle of Man (USD) (1%)
485,000	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	512
Ivory Coast (USD) (0%)
215,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (a)	229
Jersey (USD) (0%)
200,000	Africell Holding Ltd. 144A, 10.50%, 10/23/29 (a)	202
Kazakhstan (USD) (0%)
200,000	Kaspi.KZ JSC 144A, 5.90%, 4/28/31 (a)	200
Luxembourg (USD) (6%)
215,051	Chile Electricity Lux Mpc II Sarl 144A, 5.58%, 10/20/35 (a)	220
546,100	Chile Electricity Lux MPC Sarl 144A, 6.01%, 1/20/33 (a)	568
200,000	EIG Pearl Holdings Sarl, 4.39%, 11/30/46 (f)	165
200,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	205
158,380	Guara Norte Sarl 144A, 5.20%, 6/15/34 (a)	156
270,000	MHP Lux SA 144A, 10.50%, 7/28/29 (a)	277

Semi-Annual Financial Statements and Other Information  109

  Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
315,000	Millicom International Cellular SA 144A, 5.13%, 1/15/28 (a)	$314
200,000	Millicom International Cellular SA 144A, 7.38%, 4/02/32 (a)	207
510,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (a)	458
200,000	Minerva Luxembourg SA 144A, 7.50%, 4/22/36 (a)	197
200,000	Nexa Resources SA 144A, 6.75%, 4/09/34 (a)	211
200,000	Raizen Fuels Finance SA 144A, 6.70%, 2/25/37 (a)	109
776,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a)	864
675,000	Threelands Energy Ltd. Sarl 144A, 7.45%, 10/20/35 (a)	692
468,098	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	464
114,458	Unigel Luxembourg SA 144A, 11.00%, 12/31/28 (a)	4
		5,111
Mauritius (USD) (2%)
501,600	Greenko Power II Ltd. 144A, 4.30%, 12/13/28 (a)	480
197,000	Greenko Wind Projects Mauritius Ltd. 144A, 7.25%, 9/27/28 (a)	199
580,000	India Clean Energy Holdings 144A, 4.50%, 4/18/27 (a)	571
200,000	MTN Mauritius Investments Ltd. 144A, 6.50%, 10/13/26 (a)(h)	201
		1,451
Mexico (MXN) (1%)
7,430,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (d)	358
4,500,000	Mexican Bonos Series M, 8.00%, 4/15/32 MXN (d)	246
		604
Mexico (USD) (14%)
520,000	Banco Mercantil del Norte SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (a)(e)(g)	520
400,000	Banco Mercantil del Norte SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.072%), 8.38% (a)(e)(g)	423
200,000	Banco Nacional de Mexico SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.682%), 6.70%, 8/07/36 (a)(e)	200
800,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.995%), 7.53%, 10/01/28 (a)(e)	844
660,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.650%), 5.13%, 1/18/33 (a)(e)	650
415,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (a)(e)	457

Principal or Shares	Security Description	Value (000)
500,000	Cemex SAB de CV 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.520%), 7.20% (a)(e)(g)	$518
299,630	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	315
435,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 5.50%, 1/30/33 (a)	434
250,000	Eagle Funding Luxco Sarl 144A, 5.50%, 8/17/30 (a)	252
425,000	El Puerto de Liverpool SAB de CV 144A, 6.26%, 1/22/32 (a)	447
495,674	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	507
550,000	FIBRA Prologis 144A, 5.50%, 11/26/35 (a)(h)	543
440,000	Fibra SOMA Trust F/6185 144A, 4.38%, 7/22/31 (a)	405
200,000	Grupo Televisa SAB, 6.13%, 1/31/46	153
240,000	Industrias Penoles SAB de CV 144A, 4.15%, 9/12/29 (a)	236
230,000	Industrias Penoles SAB de CV 144A, 5.65%, 9/12/49 (a)	214
280,000	Infraestructura Energetica Nova SAPI de CV 144A, 4.75%, 1/15/51 (a)	209
365,000	Kimberly-Clark de Mexico SAB de CV 144A, 2.43%, 7/01/31 (a)	333
720,000	Mexico City Airport Trust 144A, 4.25%, 10/31/26 (a)	720
200,000	Mexico City Airport Trust 144A, 5.50%, 10/31/46 (a)	174
255,000	Mexico City Airport Trust 144A, 5.50%, 7/31/47 (a)	222
145,494	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	146
485,000	Minera Mexico SA de CV 144A, 5.63%, 2/12/32 (a)	497
200,000	Orbia Advance Corp. SAB de CV 144A, 5.88%, 9/17/44 (a)	157
200,000	Petroleos Mexicanos, 5.95%, 1/28/31	196
365,000	Petroleos Mexicanos, 6.50%, 3/13/27	369
535,000	Petroleos Mexicanos, 6.63%, 6/15/38	497
810,000	Petroleos Mexicanos, 6.70%, 2/16/32	813
285,000	Petroleos Mexicanos, 6.84%, 1/23/30	290
235,000	Petroleos Mexicanos, 7.69%, 1/23/50	215
200,000	Trust 2401 144A, 7.38%, 2/13/34 (a)	218
		12,174
Morocco (USD) (1%)
200,000	OCP SA 144A, 6.10%, 4/30/30 (a)	204
200,000	OCP SA 144A, 6.70%, 3/01/36 (a)	209
215,000	OCP SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.215%), 7.37% (a)(e)(g)	214
		627
Netherlands (USD) (6%)
1,530,000	Braskem Netherlands Finance BV 144A, 4.50%, 1/31/30 (a)	906
310,000	Embraer Netherlands Finance BV, 5.98%, 2/11/35	323
200,000	Metinvest BV 144A, 7.75%, 10/17/29 (a)	178
327,745	Minejesa Capital BV 144A, 4.63%, 8/10/30 (a)	324
415,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	287
500,000	Prosus NV 144A, 4.99%, 1/19/52 (a)	392

110  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
240,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	$238
435,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 12/01/32	453
295,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	303
149,524	Unigel Netherlands Holding Corp. BV 144A, 15.00%, 12/31/44 (a)	3
820,000	Veon Midco BV 144A, 3.38%, 11/25/27 (a)	802
197,340	Yinson Bergenia Production BV 144A, 8.50%, 1/31/45 (a)	212
961,745	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (a)	1,066
		5,487

Nigeria (USD) (0%)
200,000	Dangote Fertiliser Ltd. 144A, 7.75%, 5/05/31 (a)	204
Panama (USD) (1%)
252,047	AES Panama Generation Holdings SRL 144A, 4.38%, 5/31/30 (a)	237
200,000	Generadora de Gatun SA 144A, 6.87%, 9/30/44 (a)	200
226,944	UEP Penonome II SA 144A, 6.50%, 10/01/38 (a)	203
		640
Peru (PEN) (1%)
935,000	Peru Government Bond, 6.15%, 8/12/32 PEN (d)	278
2,535,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (a)(d)(f)	754
		1,032
Peru (USD) (9%)
280,000	Banco BBVA Peru SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.002%), 6.20%, 6/07/34 (a)(e)	289
305,000	Banco de Credito del Peru S.A. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.961%), 5.65%, 1/15/37 (a)(e)	304
460,000	Banco de Credito del Peru S.A. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.240%), 5.80%, 3/10/35 (a)(e)	462
545,000	Banco de Credito del Peru S.A. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.486%), 6.45%, 7/30/35 (a)(e)	558
955,000	Banco Internacional del Peru SAA Interbank 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.067%), 6.40%, 4/30/35 (a)(e)(h)	987
830,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	853
200,000	Consorcio Transmantaro SA 144A, 4.70%, 4/16/34 (a)	195
400,000	Corp. Financiera de Desarrollo SA 144A, 5.50%, 5/06/30 (a)	409
400,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 7.75%, 11/05/38 (a)	432
295,000	Kallpa Generacion SA 144A, 5.50%, 9/11/35 (a)	294
280,000	Kallpa Generacion SA 144A, 5.88%, 1/30/32 (a)	289
585,000	Marcobre SAC 144A, 5.75%, 1/22/36 (a)	577

Principal or Shares	Security Description	Value (000)
625,000	Niagara Energy SAC 144A, 5.75%, 10/03/34 (a)	$633
525,000	Orazul Energy Peru SA 144A, 6.25%, 9/17/32 (a)	530
420,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (a)	440
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 144A, 3.75%, 8/02/28 (a)	194
200,000	Scotiabank Peru SAA 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.309%), 6.10%, 10/01/35 (a)(e)(h)	206
225,000	Volcan Cia Minera SAA 144A, 8.50%, 10/28/32 (a)	233
		7,885
Romania (RON) (0%)
1,130,000	Romania Government Bond Series 7Y, 8.00%, 4/29/30 RON (d)	264
Saudi Arabia (USD) (0%)
420,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	396
Singapore (USD) (1%)
380,000	Continuum Energy Aura Pte Ltd. 144A, 9.50%, 2/24/27 (a)	385
315,000	Medco Cypress Tree Pte Ltd. 144A, 8.63%, 5/19/30 (a)	330
		715
South Africa (ZAR) (1%)
6,900,000	Republic of South Africa Government Bond Series 2030, 8.00%, 1/31/30 ZAR (d)	412
3,650,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (d)	211
		623
Spain (USD) (1%)
266,249	AI Candelaria -spain- SA 144A, 7.50%, 12/15/28 (a)	274
200,000	Banco Bilbao Vizcaya Argentaria SA, 4.15%, 3/03/29	198
215,000	Banco Bilbao Vizcaya Argentaria SA, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.985%), 7.13% (e)(g)	215
		687
Supranational (USD) (1%)
200,000	African Development Bank, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.653%), 5.88% (e)(g)	196
600,000	Digicel International Finance Ltd./Difl U.S. LLC 144A, 8.63%, 8/01/32 (a)	625
		821
Thailand (USD) (0%)
215,000	GC Treasury Center Co. Ltd. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.162%), 7.13% (a)(e)(g)	213
Trinidad and Tobago (USD) (1%)
400,000	Trinidad Generation UnLtd 144A, 7.75%, 6/16/33 (a)	423
Turkey (TRY) (0%)
9,380,000	Turkiye Government Bond Series 2Y, 36.78%, 10/13/27 TRY (d)	205

Semi-Annual Financial Statements and Other Information  111

  Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Turkey (USD) (2%)
500,000	GDZ Elektrik Dagitim AS 144A, 9.00%, 10/15/29 (a)	$486
230,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	233
385,900	Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A, 9.50%, 7/10/36 (a)	391
245,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (a)(e)(g)	253
		1,363
United Arab Emirates (USD) (2%)
366,885	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	369
200,000	Axian Telecom Holding & Management PLC 144A, 7.25%, 7/11/30 (a)	202
440,000	Dhafrah Pv2 Energy Co. LLC 144A, 5.79%, 6/30/53 (a)	435
210,000	Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 8/01/35 (f)(h)	199
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)	265
		1,470
United Kingdom (USD) (2%)
200,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	205
220,000	Avianca Midco 2 PLC 144A, 9.63%, 2/14/30 (a)	207
200,000	EnQuest PLC 144A, 9.88%, 4/30/31 (a)	207
295,000	Fresnillo PLC 144A, 4.25%, 10/02/50 (a)	229
200,000	HSBC Holdings PLC, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.987%), 7.05% (e)(g)	206
425,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (a)	381
270,000	Vedanta Resources Finance II PLC 144A, 10.25%, 6/03/28 (a)	277
200,000	Vedanta Resources Finance II PLC 144A, 10.88%, 9/17/29 (a)	213
		1,925
United States (NGN) (1%)
1,106,000,000	Citigroup Global Markets Holdings Inc. 144A, 20.94%, 9/10/26 NGN (a)(c)(d)	747
United States (USD) (4%)
130,000	1301 Trust 2025-1301 144A, 6.43%, 8/11/42 (a)(i)	130
320,000	Ally Financial Inc. D, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.148%), 7.10% (e)(g)	320
100,000	American Electric Power Co. Inc. D, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.940%), 6.05%, 3/15/56 (e)	100
175,000	Archrock Services LP/Archrock Partners Finance Corp. 144A, 6.00%, 2/01/34 (a)	176
188,573	BX Commercial Mortgage Trust 2025- BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.30%, 8/15/42 (a)(e)	190
200,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.40%, 7/15/44 (a)(e)	200

Principal or Shares	Security Description	Value (000)
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	$777
230,000	HUT 8 DC LLC 144A, 6.19%, 11/15/42 (a)	232
160,000	JPMorgan Chase & Co. PP, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.080%), 6.10% (e)(g)	160
315,000	Kosmos Energy Ltd. 144A, 8.75%, 10/01/31 (a)	291
250,000	Las Vegas Sands Corp., 5.63%, 6/15/28	254
100,000	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 5.11%, 11/20/50 (a)	57
210,000	PR RNO Property Owner 1 LLC 144A, 6.50%, 5/01/31 (a)	208
200,000	SE Cosmos LLC 144A, 8.88%, 5/01/31 (a)	199
240,000	Stillwater Mining Co. 144A, 4.00%, 11/16/26 (a)	239
150,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	157
100,000	Venture Global Calcasieu Pass LLC Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 6.95%, 4/11/33 (b)	100
		3,790
Uzbekistan (USD) (2%)
200,000	Navoi Mining & Metallurgical Combinat 144A, 6.70%, 10/17/28 (a)	206
465,000	Navoi Mining & Metallurgical Combinat 144A, 6.75%, 5/14/30 (a)	484
200,000	Navoiyuran State Enterprise 144A, 6.70%, 7/02/30 (a)	205
400,000	Uzbek Industrial and Construction Bank ATB 144A, 8.95%, 7/24/29 (a)	433
		1,328
Venezuela (USD) (1%)
910,000	Venezuela Government International Bond, 7.75%, 10/13/26 (f)(j)	418
Virgin Islands (British) (USD) (2%)
1,335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	1,321
Total Bond (Cost - $81,609)		83,141
Stock (0%)
Common Stock (0%)
22,447	Azul SA (k)	191
2,400	Country Garden Holdings Co. Ltd. (d)(k)	—
18,826	Kaisa Group Holdings Ltd. (d)(k)	—
214,060	Shimao Group Holdings Ltd. (d)(k)	5
355	Stichting Administratiekant Npv ADR (k)(l)	—
Total Common Stock (Cost - $244)		196
Total Stock (Cost - $244)		196
Investment Company (5%)
3,991,578	Payden Cash Reserves Money Market Fund * (Cost - $3,992)	3,992
Total Investments (Cost - $85,845) (103%)		87,329
Liabilities in excess of Other Assets (-3%)		(2,938)
Net Assets (100%)		$84,391

112  Payden Mutual Funds

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(c)	Yield to maturity at time of purchase.
(d)	Principal in foreign currency.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $1,384 and the total market value of the collateral held by the Fund is $1,449. Amounts in 000s.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Non-income producing
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CHF 696	USD 882	BNP PARIBAS	05/29/2026	$11
EUR 520	USD 603	Wells Fargo Securities LLC	06/17/2026	9
MXN 8,710	USD 489	HSBC Bank USA, N.A.	06/22/2026	8
RON 469	USD 106	HSBC Bank USA, N.A.	06/11/2026	—
USD 346	PEN 1,173	BNP PARIBAS	05/19/2026	12
USD 641	ZAR 10,700	BNP PARIBAS	06/18/2026	2
USD 12	IDR 209,000	BNP PARIBAS	08/10/2026	—
USD 108	RON 469	HSBC Bank USA, N.A.	06/11/2026	2
USD 1,346	PEN 4,527	Morgan Stanley	05/19/2026	57

				101

Liabilities:
PEN 204	USD 61	BNP PARIBAS	05/19/2026	(2)
PEN 3,606	USD 1,045	HSBC Bank USA, N.A.	05/19/2026	(19)
PEN 1,890	USD 549	Morgan Stanley	05/19/2026	(11)
USD 918	BRL 4,893	BNP PARIBAS	05/19/2026	(65)
USD 880	CHF 696	BNP PARIBAS	05/29/2026	(13)
USD 59	CAD 80	HSBC Bank USA, N.A.	06/17/2026	—
USD 398	EUR 339	HSBC Bank USA, N.A.	06/17/2026	(1)
USD 1,109	MXN 19,700	HSBC Bank USA, N.A.	06/22/2026	(14)
USD 808	EUR 698	Morgan Stanley	06/17/2026	(13)
USD 882	EUR 761	Wells Fargo Securities LLC	06/17/2026	(13)

				(151)

Net Unrealized Appreciation (Depreciation)				$(50)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	21	Jun-26	$4,350	$(38)	$(38)
U.S. Treasury 5-Year Note Future	34	Jun-26	3,666	(36)	(36)
U.S. Ultra Bond Future	7	Jun-26	805	(38)	(38)

					(112)

Semi-Annual Financial Statements and Other Information  113

  Payden Emerging Markets Corporate Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Short Contracts:
U.S. 10-Year Ultra Future	8	Jun-26	$(903)	$25	$25
U.S. Treasury 10-Year Note Future	17	Jun-26	(1,880)	37	37

					62

Total Futures					$(50)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: The Republic of Turkiye), Pay 1.00% Quarterly, Receive upon credit default	06/20/2031	$485	$31	$45	$ (14)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,384
Non-cash Collateral[2]	(1,384)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

114  Payden Mutual Funds

Payden Managed Income Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
315,717	Ally Bank Auto Credit-Linked Notes 2024-B 144A, 5.41%, 9/15/32 (a)	$318
500,000	Apidos CLO XXX XXXA 144A, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 6.68%, 10/18/31 (a)(b)	502
975,000	CIFC Funding Ltd. 2018-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.600%), 6.28%, 1/17/38 (a)(b)	966
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (a)(c)	292
150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	147
500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 3.48%, 4/15/49 (a)	489
398,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	360
200,045	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 5.89%, 2/23/39 (a)(b)	200
100,000	Henley CLO XII DAC 12X, (3 mo. EURIBOR + 3.100%), 5.30%, 1/15/38 EUR (b)(c)(d)	117
1	Juniper Receivables DAC, 0.00%, 8/15/29 (e)	114
10	Juniper Receivables DAC 2023-1, 0.00%, 7/15/30 (e)	160
101,382	KKR Static CLO I Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 4.66%, 7/20/31 (a)(b)	101
250,000	Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%, 12/15/55 (a)	251
325,000	Lmdv Issuer Co. LLC 2025-1A 144A, 5.90%, 12/15/55 (a)	326
350,000	MetroNet Infrastructure Issuer LLC 2026-1A 144A, 7.10%, 4/20/56 (a)	353
495,208	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (a)	349
175,000	OCP CLO Ltd. 2019-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 3.100%), 6.78%, 7/20/37 (a)(b)	175
250,000	OCP CLO Ltd. 2024-35A 144A, (3 mo. Term Secured Overnight Financing Rate + 3.100%), 6.77%, 10/25/37 (a)(b)	251
700,000	Penta CLO DAC 2024-18X, (3 mo. EURIBOR + 3.200%), 5.40%, 1/15/38 EUR (b)(c)(d)	803
300,000	Switch ABS Issuer LLC 2024-2A 144A, 6.20%, 6/25/54 (a)	295
175,000	VB-S1 Issuer LLC 2026-1A 144A, 6.84%, 3/15/56 (a)	176
200,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (a)	203
200,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	205
Total Asset Backed (Cost - $7,936)		7,153
Bank Loan(f) (14%)
708,483	AAdvantage Loyality IP Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.43%, 5/28/32	707
333,325	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 8/02/32	335

Principal or Shares	Security Description	Value (000)
698,232	AmWINS Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.66%, 1/30/32	$698
348,250	Bulldog Purchaser Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.91%, 2/04/33	350
500,000	Clean Energy Future- Trumbull LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 3.00%, 4/29/33	502
745,112	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.95%, 8/20/31	747
250,000	Crescent Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.41%, 2/11/33	252
101,365	Digicel International Finance Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 4.50%, 8/06/32	102
718,695	EMRLD Borrower LP Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.95%, 8/04/31	720
700,000	EP Wealth Advisors LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.70%, 10/18/32	702
381,092	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.69%, 9/17/32	382
364,246	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 7.95%, 10/09/30	366
487,500	Genmab A/S Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.70%, 12/10/32	491
350,000	Graham Packaging Co. Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 1/26/33	350
575,000	Grifols International Services DAC Term Loan B 1L, (3 mo. EURIBOR + 3.000%), 3.00%, 4/01/33 EUR (c)	679
392,351	Hillenbrand Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.15%, 2/10/33	393
100,000	Hologic Inc. Term Loan B 1L, (3 mo. EURIBOR + 2.750%), 4.83%, 4/07/33 EUR (c)	117
550,000	Hologic Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 5.92%, 4/07/33	548
233,577	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.41%, 8/05/32	235
270,875	Lightning Power LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 5.90%, 8/18/31	272
300,000	LSF12 Pillar Investments SARL Term Loan B 1L, (3 mo. EURIBOR + 3.750%), 3.75%, 4/30/33 EUR (c)	350
607,232	McGraw-Hill Education Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 8/06/31	608

Semi-Annual Financial Statements and Other Information  115

   Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
375,000	Men’s Wearhouse LLC (The) Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.42%, 1/28/31	$379
378,350	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.90%, 7/21/28	381
738,514	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.43%, 12/31/32	744
309,221	Pegasus Bidco Bv Term Loan B 1L, (2 mo. Term Secured Overnight Financing Rate + 1.750%), 6.40%, 7/12/29	311
425,000	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.65%, 8/18/32	427
349,125	Qnity Electronics Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 11/01/32	351
496,241	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.90%, 2/10/32	497
498,750	Raising Canes Restaurants LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.65%, 11/03/32	500
725,000	Sword Purchaser LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.65%, 4/11/33	705
375,000	TK Elevator Midco Gmbh Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.750%), 6.48%, 4/30/30	378
197,487	Transdigm Inc. Term Loan J 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.15%, 2/28/31	198
498,248	Transdigm Inc. Term Loan M 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 8/19/32	500
325,000	Treehouse Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 7.92%, 2/04/33	328
334,459	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.40%, 4/25/31	337
Total Bank Loan (Cost - $15,864)		15,942
Corporate Bond (35%)
Financial (8%)
725,000	Ally Financial Inc. D, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.148%), 7.10% (b)(g)	725
600,000	Banco Bilbao Vizcaya Argentaria SA, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.985%), 7.13% (b)(g)	600
175,000	Banco de Credito del Peru S.A. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.486%), 6.45%, 7/30/35 (a)(b)	179
700,000	Banco de Credito del Peru S.A. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.961%), 5.65%, 1/15/37 (a)(b)	697
250,000	Banco de Credito e Inversiones SA, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (b)(d)(g)	268

Principal or Shares	Security Description	Value (000)
400,000	Banco de Credito e Inversiones SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(g)	$430
375,000	Citigroup Inc. JJ, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.745%), 6.50% (b)(g)(h)	377
450,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 5.50%, 1/30/33 (a)	449
250,000	doValue SpA 144A, 5.38%, 11/15/31 EUR (a)(c)	298
500,000	Fibra SOMA Trust F/6185, 4.38%, 7/22/31 (d)(h)	461
125,000	Galaxy Bidco Ltd., 8.13%, 12/19/29 GBP (c)(d)	176
200,000	goeasy Ltd. 144A, 6.88%, 2/15/31 (a)(h)	166
300,000	HA Sustainable Infrastructure Capital Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 4.301%), 8.00%, 6/01/56 (b)	319
425,000	JPMorgan Chase & Co. PP, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.080%), 6.10% (b)(g)	425
350,000	Main Street Capital Corp., 6.95%, 3/01/29	361
150,000	MetLife Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 1.817%), 5.85%, 3/15/56 (b)(h)	148
850,000	Muthoot Finance Ltd. 144A, 5.75%, 8/04/30 (a)	844
200,000	Nationwide Building Society, (5 yr. UK Government Bonds Note Generic Bid Yield + 3.852%), 7.50% GBP (b)(c)(d)(g)	277
600,000	Phoenix Aviation Capital Ltd. 144A, 9.25%, 7/15/30 (a)	613
300,000	Piraeus Bank SA, (5-Year Mid-Swap Rate + 4.596%), 6.75% EUR (b)(c)(d)(g)	364
275,000	Royal Bank of Canada, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.462%), 6.50%, 11/24/85 (b)	271
200,000	SCOR SE, (5-Year Mid-Swap Rate + 3.857%), 6.00% EUR (b)(c)(d)(g)(h)	240
325,000	Scotiabank Peru SAA 144A, (1 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.309%), 6.10%, 10/01/35 (a)(b)(h)	334
250,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (a)(b)(g)	256
600,000	Wells Fargo & Co. GG, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.340%), 6.13% (b)(g)	602
		9,880
Industrial (19%)
200,000	ADT Security Corp. 144A, 5.88%, 10/15/33 (a)	197
250,000	AECOM 144A, 6.00%, 8/01/33 (a)	252
250,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.63%, 3/31/32 (a)	247
250,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.75%, 3/31/34 (a)	244
325,000	APLD ComputeCo LLC 144A, 9.25%, 12/15/30 (a)	350
650,000	Aris Mining Corp., 8.00%, 10/31/29 (d)(h)	673
150,000	Artemis Gold Inc. 144A, 5.63%, 2/15/31 CAD (a)(c)	111
350,000	BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a)(h)	306
125,000	Betclic Everest Group SAS 144A, 5.13%, 12/10/31 EUR (a)(c)	147

116  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
175,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (a)	$183
300,000	Boots Group Finco LP 144A, 5.38%, 8/31/32 EUR (a)(c)	359
135,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 GBP (a)(c)	194
90,000	Boparan Finance PLC, 9.38%, 11/07/29 GBP (c) (d)	130
250,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	256
425,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 7.38%, 2/01/36 (a)(h)	417
300,000	Celanese U.S. Holdings LLC, 7.38%, 2/15/34	314
1,045,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (d)	1,034
250,000	Cesar SpA, 6.50%, 9/30/31 EUR (c)(d)	297
575,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	591
425,000	Cia de Minas Buenaventura SAA, 6.80%, 2/04/32 (d)	437
300,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	298
275,000	Dangote Fertiliser Ltd. 144A, 7.75%, 5/05/31 (a)	280
400,000	Digicel International Finance Ltd./Difl U.S. LLC 144A, 8.63%, 8/01/32 (a)	416
150,000	Edge Finco PLC, 8.13%, 8/15/31 GBP (c)(d)	210
575,000	Edged Compute LLC 144A, 7.50%, 4/30/31 (a)	564
5,000	Ferrellgas LP/Ferrellgas Finance Corp. 144A, 9.25%, 1/15/31 (a)	5
325,000	Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a)	337
200,000	FIS Fabbrica Italiana Sintetici SpA 144A, 5.25%, 2/05/31 EUR (a)(c)	233
275,000	Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a)	274
325,000	Flutter Treasury DAC, 6.13%, 6/04/31 GBP (c)(d)	436
325,000	Ford Motor Credit Co. LLC, 5.87%, 10/31/35	317
275,000	Gruppo San Donato SpA 144A, 6.50%, 10/31/31 EUR (a)(c)	323
150,000	Gruppo San Donato SpA, 6.50%, 10/31/31 EUR (c)(d)	176
100,000	Herc Holdings Inc. 144A, 5.75%, 3/15/31 (a)	100
400,000	IHS Holding Ltd. 144A, 8.25%, 11/29/31 (a)	419
200,000	IHS Holding Ltd., 8.25%, 11/29/31 (d)	209
275,000	Industrial F&B Investments III Inc. 144A, 7.75%, 2/11/33 (a)	278
105,000	JH North America Holdings Inc. 144A, 6.13%, 7/31/32 (a)	105
250,000	Kaiser Aluminum Corp. 144A, 5.88%, 3/01/34 (a)	251
450,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	471
100,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 7.13%, 4/30/33 (a)	101
350,000	Kier Group PLC, 9.00%, 2/15/29 GBP (c)(d)	497
250,000	Liberty Costa Rica Senior Secured Finance, 10.88%, 1/15/31 (d)	263
150,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (a)	150
380,000	Marriott Ownership Resorts Inc. 144A, 6.50%, 10/01/33 (a)	366
100,000	Men’s Wearhouse LLC 144A, 9.00%, 2/01/31 (a)	106
650,000	Novelis Corp. 144A, 6.38%, 8/15/33 (a)	653
100,000	OAK-Eagle Acquireco Inc. 144A, 6.25%, 7/01/33 EUR (a)(c)	121

Principal or Shares	Security Description	Value (000)
425,000	OAK-Eagle Acquireco Inc. 144A, 8.75%, 7/01/34 (a)	$443
225,000	OCP SA 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.746%), 6.74% (a)(b)(g)	224
150,000	Opal Bidco SAS, 5.50%, 3/31/32 EUR (c)(d)	178
250,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a)(c)	298
275,000	OVH Groupe SA, 4.75%, 2/05/31 EUR (c)(d)	321
275,000	PetSmart LLC/PetSmart Finance Corp. 144A, 7.50%, 9/15/32 (a)	279
200,000	Post Holdings Inc. 144A, 6.25%, 10/15/34 (a)	198
370,000	Post Holdings Inc. 144A, 6.50%, 3/15/36 (a)	368
375,000	PR RNO Property Owner 1 LLC 144A, 6.50%, 5/01/31 (a)	372
625,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	649
235,000	QXO Building Products Inc. 144A, 6.75%, 4/30/32 (a)	240
275,000	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC 144A, 8.63%, 1/15/32 (a)	280
400,000	Solstice Advanced Materials Inc. 144A, 5.63%, 9/30/33 (a)	398
550,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	524
225,000	Standard Building Solutions Inc. 144A, 6.25%, 8/01/33 (a)	225
350,000	Standard Building Solutions Inc. 144A, 5.88%, 3/15/34 (a)	342
275,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)	288
565,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (a)	564
275,000	SV RNO Property Owner 1 LLC 144A, 5.88%, 3/01/31 (a)	270
325,000	UKG Inc. 144A, 6.88%, 2/01/31 (a)	317
150,000	Univision Communications Inc. 144A, 8.88%, 4/15/33 (a)	151
360,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	368
		21,995
Utility (8%)
200,000	ADM Elektrik Dagitim AS 144A, 9.50%, 2/05/31 (a)	197
100,000	Alpha Generation LLC 144A, 6.25%, 1/15/34 (a)	99
525,000	Azule Energy Finance PLC, 8.13%, 1/23/30 (d)	542
200,000	Azule Energy Finance PLC 144A, 8.25%, 1/22/31 (a)	207
700,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (a)	719
500,000	Calumet Specialty Products Partners LP/Calumet Finance Corp. 144A, 9.75%, 2/15/31 (a)	530
400,000	Caturus Energy LLC 144A, 7.13%, 5/15/31 (a)	402
300,000	Clearway Energy Operating LLC 144A, 5.75%, 1/15/34 (a)	300
450,000	Crescent Energy Finance LLC 144A, 7.88%, 4/15/32 (a)	467
125,000	CVR Energy Inc. 144A, 7.50%, 2/15/31 (a)	127
125,000	CVR Energy Inc. 144A, 7.88%, 2/15/34 (a)	125
250,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a)	251
300,000	Energuate Trust 2 0, 6.35%, 9/15/35 (d)	301
275,000	EnQuest PLC 144A, 9.88%, 4/30/31 (a)	284
450,000	FORESEA Holding SA 144A, 7.50%,
	6/15/30 (a)(h)	446

Semi-Annual Financial Statements and Other Information  117

   Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)

400,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (d)	$389
275,000	Generadora de Gatun SA 144A, 6.87%, 9/30/44 (a)	275
325,000	Geopark Ltd., 8.75%, 1/31/30 (d)	327
525,000	Infinity Natural Resources LLC 144A, 7.63%, 4/01/31 (a)	534
275,000	Jadestone Energy UK PLC 144A, 12.00%, 4/14/31 (a)(d)	280
270,000	Kistos Holdings PLC 144A, 9.88%, 5/18/30 (a) (d)	270
250,000	Medco Cypress Tree Pte Ltd. 144A, 8.63%, 5/19/30 (a)	262
350,000	Medco Cypress Tree Pte Ltd., 8.63%, 5/19/30 (d)	366
175,000	Obsidian Energy Ltd. 144A, 8.13%, 12/03/30 CAD (a)(c)	132
375,000	Petroleos Mexicanos, 6.35%, 2/12/48	302
225,000	Puget Energy Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.961%), 7.00%, 9/15/56 (a)(b)	226
225,000	Puget Energy Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.848%), 7.25%, 9/15/56 (a)(b)	226
375,000	Saavi Energia Sarl, 8.88%, 2/10/35 (d)	418
400,000	TXNM Energy Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.254%), 7.00%, 7/31/56 (a)(b)	399
500,000	Venture Global LNG Inc. 144A, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 5.440%), 9.00% (a)(b)(g)	495
		9,898
Total Corporate Bond (Cost - $41,398)		41,773
Foreign Government (12%)
375,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (a)(c)	438
100,000	Albania Government International Bond, 4.75%, 2/14/35 EUR (c)(d)	117
450,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	336
8,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (c)	1,422
200,000	Brazilian Government International Bond, 4.88%, 4/23/33 EUR (c)	233
425,000	Brazilian Government International Bond, 5.50%, 4/23/36 EUR (c)	499
350,000	Dominican Republic International Bond 144A, 5.88%, 10/28/35 (a)	343
218,686	Ecuador Government International Bond, 6.90%, 7/31/35 (d)	202
300,000	Egypt Government International Bond, 5.63%, 4/16/30 EUR (c)(d)	342
375,000	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	345
160,000	Ghana Government International Bond, 5.00%, 7/03/35 (d)	147
320,420,000	Hungary Government Bond Series 31/A, 3.25%, 10/22/31 HUF (c)	909
350,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 EUR (c)(d)	395
250,000	Ivory Coast Government International Bond 144A, 6.75%, 2/25/41 (a)	231
43,310,000	Mexican Bonos Series M, 7.75%, 11/23/34 MXN (c)	2,273

Principal or Shares	Security Description	Value (000)
100,000	Mexico Government International Bond, 4.88%, 5/16/36 EUR (c)	$116
200,000	Mexico Government International Bond, 5.38%, 5/16/40 EUR (c)	232
375,000	Montenegro Government International Bond, 4.88%, 4/01/32 EUR (c)(d)	443
200,000	Nigeria Government International Bond, 10.38%, 12/09/34 (d)	240
4,000,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (a)(c)(d)	1,190
200,000	Republic of Kenya Government International Bond 144A, 8.70%, 2/26/39 (a)	189
20,164,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (c)	1,165
200,000	Republic of South Africa Government International Bond 144A, 7.25%, 12/11/55 (a)	189
4,785,000	Romania Government Bond Series 15Y, 3.65%, 9/24/31 RON (c)	924
200,000	Romanian Government International Bond 144A, 5.88%, 7/11/32 EUR (a)(c)	241
350,000	Romanian Government International Bond 144A, 4.63%, 3/04/33 EUR (a)(c)	389
25,000	Romanian Government International Bond 144A, 6.00%, 9/24/44 EUR (a)(c)	27
320,000	Sri Lanka Government International Bond, 3.60%, 2/15/38 (d)	302
275,000	Turkiye Government International Bond, 6.38%, 5/22/31	273
250,000	Turkiye Government International Bond, 6.88%, 1/14/38	240
Total Foreign Government (Cost - $14,039)		14,392
Mortgage Backed (28%)
150,000	1211 Avenue of the Americas Trust 2015-1211 144A, 4.28%, 8/10/35 (a)(i)	142
250,000	1301 Trust 2025-1301 144A, 6.43%, 8/11/42 (a)(i)	251
625,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 3.293%), 6.95%, 1/20/43 (a) (b)	626
350,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 3.014%), 6.67%, 11/15/36 (a) (b)	352
375,000	BBCMS Trust 2015-SRCH 144A, 5.12%, 8/10/35 (a)(i)	349
130,000	BDS LLC 2025-FL14 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.55%, 10/17/42 (a)(b)	130
275,000	BFLD Commercial Mortgage Trust 2025-660F 144A, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.40%, 11/15/42 (a)(b)	276
725,000	BOCA Commercial Mortgage Trust 2025-BOCA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.900%), 5.55%, 12/15/42 (a)(b)	729
150,000	BOS Trust 2026-LYRK 144A, 8.04%, 5/11/41 (a)(i)	150
475,000	BRAVO Residential Funding Trust 2025-NQM6 144A, 6.03%, 6/25/65 (a)(i)	474
400,000	BSPDF Issuer LLC 2026-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.41%, 9/18/43 (a)(b)	400

118  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
275,000	BSPRT Issuer LLC 2026-FL13 144A, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 7.65%, 10/18/43 (a)(b)	$275
306,431	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.30%, 8/15/42 (a)(b)	308
300,000	BX Commercial Mortgage Trust 2026-CSMO 144A, (1 mo. Term Secured Overnight Financing Rate + 2.450%), 6.10%, 2/15/43 (a)(b)	302
150,000	BX Commercial Mortgage Trust 2026-XL6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.100%), 5.75%, 3/15/43 (a)(b)	150
400,000	BX Commercial Mortgage Trust 2026-XL6 144A, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 3/15/43 (a)(b)	399
250,000	BX Commercial Mortgage Trust 2026-LP3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.350%), 6.00%, 4/15/43 (a)(b)	251
225,000	BX Commercial Mortgage Trust 2026-LP3 144A, (1 mo. Term Secured Overnight Financing Rate + 3.200%), 6.85%, 4/15/43 (a)(b)	226
550,000	BX Mortgage Trust 2025-BIO3 144A, 6.56%, 2/10/42 (a)	552
460,000	BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a)	450
350,000	BX Trust 2026-OPTM 144A, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 5.66%, 3/15/39 (a)(b)	350
175,000	BX Trust 2026-OPTM 144A, (1 mo. Term Secured Overnight Financing Rate + 2.900%), 6.56%, 3/15/39 (a)(b)	174
300,000	BX Trust 2026-RISE 144A, (1 mo. Term Secured Overnight Financing Rate + 2.800%), 6.47%, 4/15/41 (a)(b)	301
383,800	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.889%), 6.54%, 6/15/41 (a)(b)	379
425,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.55%, 3/15/42 (a)(b)	423
300,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.192%), 5.85%, 3/15/42 (a)(b)	298
300,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.592%), 6.25%, 3/15/42 (a)(b)	298
350,000	BX Trust 2025-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 3.050%), 6.70%, 12/15/42 (a)(b)	352
400,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 6.90%, 7/15/44 (a)(b)	401
450,000	BX Trust 2025-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.40%, 12/15/44 (a)(b)	449
175,000	CEDR Commercial Mortgage Trust 2022-SNAI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.376%), 6.03%, 2/15/39 (a)(b)	171
375,000	CEDR Commercial Mortgage Trust 2022-SNAI 144A, (1 mo. Term Secured Overnight Financing Rate + 3.019%), 6.67%, 2/15/39 (a)(b)	363
425,000	Century Plaza Towers 2019-CPT 144A, 3.10%, 11/13/39 (a)(i)	371

Principal or Shares	Security Description	Value (000)
250,000	COMM Mortgage Trust 2025-167G 144A, 8.47%, 8/10/40 (a)(i)	$249
800,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 10/25/41 (a)(b)	817
925,000	Connecticut Avenue Securities Trust 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 9.85%, 11/25/41 (a)(b)	949
825,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 9.65%, 12/25/41 (a)(b)	848
425,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.15%, 3/25/42 (a)(b)	454
500,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.850%), 13.50%, 3/25/42 (a)(b)	536
525,000	Connecticut Avenue Securities Trust 2023-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.250%), 11.90%, 5/25/43 (a)(b)	589
550,000	Connecticut Avenue Securities Trust 2023-R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.850%), 10.50%, 6/25/43 (a)(b)	607
450,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 2/25/45 (a)(b)	452
575,000	Cross Mortgage Trust 2024-H8 144A, 6.32%, 12/25/69 (a)(i)	577
400,000	Durst Commercial Mortgage Trust 2025-151 144A, 7.02%, 8/10/42 (a)(i)	414
361,175	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.600%), 6.25%, 10/15/42 (a)(b)	364
173,364	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 7.75%, 10/15/42 (a)(b)	175
493,647	Extended Stay America Trust 2026-ESH2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 5.90%, 2/15/43 (a)(b)	497
98,120	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.01%, 1/25/29 (b)	100
275,000	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.000%), 8.65%, 8/25/33 (a)(b)	323
325,000	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 9.15%, 1/25/34 (a)(b)	395
425,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 9.90%, 9/25/41 (a)(b)	433

Semi-Annual Financial Statements and Other Information  119

   Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
725,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.500%), 11.15%, 10/25/41 (a)(b)	$745
650,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 11.45%, 11/25/41 (a)(b)	672
175,000	Freddie Mac STACR REMIC Trust 2022-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.100%), 10.75%, 1/25/42 (a)(b)	182
525,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.500%), 12.15%, 2/25/42 (a)(b)	554
200,000	Freddie Mac STACR REMIC Trust 2026-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.25%, 3/25/46 (a)(b)	201
575,000	Freddie Mac STACR REMIC Trust 2026-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 5.75%, 3/25/46 (a)(b)	580
350,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.914%), 6.58%, 5/16/38 (a)(b)	350
228,845	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 3.640%), 7.29%, 10/15/41 (a)(b)	230
350,000	INTOWN Mortgage Trust 2025-STAY 144A, (1 mo. Term Secured Overnight Financing Rate + 2.850%), 6.51%, 3/15/42 (a)(b)	350
125,000	JW Commercial Mortgage Trust 2026 - MRCO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.950%), 5.60%, 6/15/39 (a)(b)	125
150,000	JW Commercial Mortgage Trust 2026 - MRCO 144A, (1 mo. Term Secured Overnight Financing Rate + 2.450%), 6.10%, 6/15/39 (a)(b)	150
300,000	KRE Commercial Mortgage Trust 2026-ICNA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.65%, 5/15/43 (a)(b)	302
325,000	KRE Commercial Mortgage Trust 2026-ICNA 144A, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 7.65%, 5/15/43 (a)(b)	327
300,000	KREF 2022-FL3 Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.800%), 6.46%, 2/17/39 (a)(b)	300
275,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 4.95%, 5/15/39 (a)(b)	266
200,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.794%), 5.45%, 5/15/39 (a)(b)	184
150,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.093%), 5.75%, 5/15/39 (a)(b)	132
250,000	Morgan Stanley Residential Mortgage Loan Trust 2026-NQM3 144A, 6.69%, 3/25/71 (a)(i)	248
250,000	Natixis Commercial Mortgage Securities Trust 2019-10K 144A, 4.27%, 5/15/39 (a)(i)	233
400,000	OBX Trust 2023-NQM4 144A, 7.07%, 3/25/63 (a)(i)	399

Principal or Shares	Security Description	Value (000)
508,923	OBX Trust 2026-NQM3 144A, 5.08%, 1/25/66 (a)	$504
444,433	OBX Trust 2026-NQM5 144A, 5.68%, 1/25/66 (a)	444
425,000	PLYM Commercial Mortgage Trust 2026-IND 144A, (1 mo. Term Secured Overnight Financing Rate + 2.150%), 5.80%, 3/15/43 (a)(b)	424
475,000	Sage AR Funding 2026-1A 144A, (Sterling Overnight Index Average + 1.750%), 5.49%, 5/18/38 GBP (a)(b)(c)	644
200,000	SLG Office Trust 2026-OMA 144A, 5.79%, 4/15/41 (a)(i)	202
350,000	SLG Office Trust 2026-OMA 144A, 6.96%, 4/15/41 (a)(i)	353
275,000	SUMIT Mortgage Trust 2022-BVUE 144A, 2.99%, 2/12/41 (a)(i)	242
275,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.641%), 6.30%, 2/15/42 (a)(b)	273
575,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.340%), 6.99%, 2/15/42 (a)(b)	570
475,000	TORY Commercial Mortgage Trust 2026-HGTS 144A, 6.28%, 1/13/46 (a)(i)	466
250,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.31%, 6/18/43 (a)(b)	251
175,000	VASA Trust 2021-VASA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.364%), 5.02%, 7/15/39 (a)(b)	170
175,000	VASA Trust 2021-VASA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.214%), 5.87%, 7/15/39 (a)(b)	163
725,000	Verus Securitization Trust 2024-7 144A, 7.80%, 9/25/69 (a)(i)	732
575,000	VRTX Trust 2025-HQ 144A, 6.12%, 8/05/42 (a)(i)	573
275,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.71%, 10/13/39 (a)(i)	271
375,000	Wells Fargo Commercial Mortgage Trust 2026- 1250B 144A, 6.59%, 3/10/41 (a)(i)	371
200,000	Wells Fargo Commercial Mortgage Trust 2026- 1250B 144A, 8.09%, 3/10/41 (a)(i)	204
7,407,297	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.07%, 8/15/51 (i)	99
Total Mortgage Backed (Cost - $33,548)		33,387
U.S. Treasury (1%)
1,300,000	U.S. Treasury Note, 3.50%, 1/31/28 (Cost - $1,295)	1,292
Investment Company (8%)
3,729,969	Payden Cash Reserves Money Market Fund*	3,730
574,079	Payden Emerging Markets Local Bond Fund, SI Class*	5,534
Total Investment Company (Cost - $9,165)		9,264
Purchase Options (0%)
Total Purchase Options (Cost - $170)		131
Total Investments, Before Written Options
(Cost - $123,415) (104%)		123,334

120  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Written Options (0%)
Total Written Options (Cost - $(52))		$(38)

Total Investments (Cost - $123,363) (104%)		123,296
Liabilities in excess of Other Assets (-4%)		(5,178)
Net Assets (100%)		$118,118

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $1,340 and the total market value of the collateral held by the Fund is $2,482. Amounts in 000s.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
S&P 500 Emini	17	$ 131	$ 7250	06/30/2026	$ 131	Put

Written Options
		Notional
	Numberof	Amount	Exercise	Maturity	Value
Description	Contracts	(000s)	Price	Date	(000s)	Call/Put
Exchange Traded Options Written - 0.0%
S&P 500 Emini	17	(38)	6650	06/30/2026	$ (38)	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 2,960	USD 2,092	HSBC Bank USA, N.A.	05/20/2026	$38
CHF 39	USD 49	HSBC Bank USA, N.A.	05/20/2026	1
EUR 1,431	USD 1,675	HSBC Bank USA, N.A.	05/20/2026	6
EUR 518	USD 604	HSBC Bank USA, N.A.	05/21/2026	5
EUR 2,199	USD 2,556	Morgan Stanley	06/17/2026	31
GBP 1,792	USD 2,427	BNP PARIBAS	05/20/2026	12
GBP 550	USD 737	BNP PARIBAS	06/17/2026	12
JPY 196,800	USD 1,246	HSBC Bank USA, N.A.	05/20/2026	13
NOK 16,422	USD 1,726	HSBC Bank USA, N.A.	05/20/2026	46
USD 1,555	RON 6,758	Barclays Bank PLC	05/21/2026	31
USD 1,291	JPY 200,700	BNP PARIBAS	05/20/2026	6
USD 903	ZAR 14,560	BNP PARIBAS	05/21/2026	30
USD 119	PEN 401	BNP PARIBAS	05/27/2026	5
USD 938	ZAR 15,399	Citibank, N.A.	05/21/2026	15
USD 2,549	CHF 1,962	HSBC Bank USA, N.A.	05/20/2026	32
USD 861	SEK 7,724	HSBC Bank USA, N.A.	05/20/2026	23
USD 1,493	EUR 1,268	HSBC Bank USA, N.A.	05/21/2026	3
USD 2,513	MXN 43,530	HSBC Bank USA, N.A.	05/21/2026	25
ZAR 14,560	USD 871	BNP PARIBAS	05/21/2026	2

				336

Semi-Annual Financial Statements and Other Information  121

   Payden Managed Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
JPY 460,800	USD 3,006	BNP PARIBAS	05/20/2026	$(57)
RON 5,014	USD 1,134	Barclays Bank PLC	05/21/2026	(3)
SEK 7,724	USD 849	HSBC Bank USA, N.A.	05/20/2026	(11)
USD 1,494	BRL 7,960	BNP PARIBAS	05/19/2026	(106)
USD 454	EUR 392	BNP PARIBAS	05/20/2026	(6)
USD 549	CAD 746	BNP PARIBAS	06/17/2026	(2)
USD 3,304	GBP 2,474	BNP PARIBAS	06/17/2026	(62)
USD 1,657	AUD 2,352	HSBC Bank USA, N.A.	05/20/2026	(36)
USD 2,379	GBP 1,792	HSBC Bank USA, N.A.	05/20/2026	(59)
USD 900	NOK 8,650	HSBC Bank USA, N.A.	05/20/2026	(34)
USD 10,445	EUR 9,008	Morgan Stanley	06/17/2026	(151)
USD 574	EUR 490	State Street Bank & Trust Co.	05/21/2026	(2)

				(529)

Net Unrealized Appreciation (Depreciation)				$(193)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3 Month SOFR Future	157	Jun-27	$37,782	$(16)	$(16)
U.S. Treasury 2-Year Note Future	586	Jun-26	121,375	(549)	(549)

					(565)

Short Contracts:
Euro-Bobl Future	47	Jun-26	(6,368)	80	80
Euro-Bund Future	19	Jun-26	(2,795)	6	6
Euro-Buxl 30-Year Bond Future	1	Jun-26	(128)	3	3
Euro-Schatz Future	16	Jun-26	(1,986)	4	4
Long Gilt Future	2	Jun-26	(236)	3	3
U.S. 10-Year Ultra Future	64	Jun-26	(7,223)	70	70
U.S. Long Bond Future	13	Jun-26	(1,467)	48	48
U.S. Treasury 10-Year Note Future	74	Jun-26	(8,184)	95	95
U.S. Treasury 5-Year Note Future	216	Jun-26	(23,293)	11	11

					320

Total Futures					$(245)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,340
Non-cash Collateral[2]	(1,340)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

122  Payden Mutual Funds

   Payden Equity Income Fund

Schedule of Investments - April 30, 2026 (Unaudited)
Principal or Shares	Security Description	Value (000)
Corporate Bond (2%)
10,300,000	Citigroup Inc. FF, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.726%), 6.95% (a)(b)	$10,489
5,700,000	Corebridge Financial Inc., (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 3.181%), 6.88% (a)(b)(c)	5,866
5,700,000	Huntington Bancshares Inc. K, (5 yr. U.S Treasury Yield Curve Rate T Note Constant Maturity + 2.653%), 6.25% (a)(b)(c)	5,712
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (a)(d)	2,477
Total Corporate Bond (Cost - $24,766)		24,544
Common Stock (89%)
Communication (9%)
128,700	Alphabet Inc., Class A	49,524
120,900	Corning Inc.	19,857
16,900	Meta Platforms Inc., Class A	10,341
265,400	Verizon Communications Inc.	12,747
		92,469
Consumer Discretionary (8%)
114,900	Amazon.com Inc. (e)	30,455
140,800	Hasbro Inc.	13,494
16,700	Hilton Worldwide Holdings Inc.	5,412
33,800	McDonald’s Corp.	9,923
122,000	TJX Cos. Inc.	19,123
		78,407
Consumer Staple (5%)
70,300	PepsiCo Inc.	11,142
49,400	Procter & Gamble Co.	7,266
63,700	Target Corp.	8,265
126,400	Walmart Inc.	16,676
		43,349
Energy (3%)
103,100	Chevron Corp.	19,930
62,500	Valero Energy Corp.	15,786
		35,716
Financial (17%)
31,900	American Express Co.	10,305
274,500	Ares Capital Corp.	5,259
1,434,000	Aviva PLC (f)	12,162
286,000	Bank of America Corp.	15,290
10,000	Blackrock Inc.	10,656
26,100	Capital One Financial Corp.	4,993
53,200	Charles Schwab Corp.	4,875
209,800	Fifth Third Bancorp	10,649
104,100	JPMorgan Chase & Co.	32,607
95,700	MetLife Inc.	7,666
143,500	Morgan Stanley	27,350
127,100	Nasdaq Inc.	11,682
1,288,100	NatWest Group PLC (f)	10,274
47,000	PNC Financial Services Group Inc.	10,481
31,500	Visa Inc., Class A	10,390
		184,639
Healthcare (14%)
68,600	AbbVie Inc.	14,497
178,900	Corteva Inc.	14,493
195,000	CVS Health Corp.	16,242
10,900	Eli Lilly & Co.	10,187

Principal or Shares	Security Description	Value (000)
90,200	Gilead Sciences Inc.	$11,802
61,400	Johnson & Johnson	14,113
14,200	McKesson Corp.	11,576
188,500	Merck & Co. Inc.	20,580
294,500	Pfizer Inc.	7,863
69,600	Quest Diagnostics Inc.	13,516
30,100	Stryker Corp.	9,485
15,600	Thermo Fisher Scientific Inc.	7,472
		151,826
Industrial (10%)
61,200	AMETEK Inc.	14,413
22,000	Cummins Inc.	14,762
30,200	Eaton Corp. PLC	13,077
53,700	General Electric Co.	15,569
35,300	Honeywell International Inc.	7,566
71,700	ITT Inc.	15,368
89,400	Johnson Controls International PLC	13,055
111,300	RTX Corp.	19,597
22,100	Westinghouse Air Brake Technologies Corp.	5,965
		119,372
Material (4%)
136,200	CRH PLC	16,129
65,800	Newmont Corp.	7,310
45,600	Nucor Corp.	10,273
		33,712
Technology (12%)
63,000	Analog Devices Inc.	25,342
49,000	Apple Inc.	13,296
25,300	Broadcom Inc.	10,561
253,900	Cisco Systems Inc.	23,232
79,900	International Business Machines Corp.	18,455
56,900	Microsoft Corp.	23,203
78,900	NVIDIA Corp.	15,746
43,500	Texas Instruments Inc.	12,227
		142,062
Utility (7%)
299,800	Dominion Energy Inc.	19,337
171,500	Duke Energy Corp.	22,218
231,700	Exelon Corp.	10,656
470,900	SSE PLC (f)	16,860
29,300	Vistra Corp.	4,625
		73,696
Total Common Stock		955,248
Master Limited Partnership (4%)
991,500	Energy Transfer LP	20,018
408,900	Enterprise Products Partners LP	15,824
Total Master Limited Partnership		35,842
Real Estate Investment Trust (3%)
344,500	Annaly Capital Management Inc.	7,889
93,500	Prologis Inc.	13,279
71,400	Simon Property Group Inc.	14,545
Total Real Estate Investment Trust		35,713
Total Stock (Cost - $770,096)		1,026,803
Investment Company (1%)
12,175,544	Payden Cash Reserves Money Market Fund* (Cost - $12,176)	12,176
Total Investments, Before Written Options (Cost - $807,038) (99%)		1,063,523

Semi-Annual Financial Statements and Other Information  123

   Payden Equity Income Fund continued

Principal or Shares	Security Description	Value (000)

Written Options (0%)
Total Written Options (Cost - $ (2,245))		$(2,903)

Total Investments (Cost - $ 804,793) (99%)		1,060,620
Other Assets, net of Liabilities (1%)		11,113

Net Assets (100%)		$1,071,733

*	Affiliated investment.
(a)	Perpetual security with no stated maturity date.
(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2026.
(c)

All or a portion of these securities are on loan. At April 30, 2026, the total market value of the Fund’s securities on loan is $385 and the total market value of the collateral held by the Fund is $397. Amounts in 000s.

(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Non-income producing
(f)	Principal in foreign currency.

Written Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Written - 0.3%
Analog Devices Inc.	315	$(12,671)	$390	05/15/2026	$ (564)	Call
Broadcom Inc.	126	(5,260)	400	05/29/2026	(377)	Call
Morgan Stanley	717	(13,665)	185	06/18/2026	(817)	Call
Nucor Corp.	456	(10,273)	220	06/18/2026	(707)	Call
Texas Instruments Inc.	217	(6,099)	270	06/18/2026	(438)	Call

Total Written Options					$(2,903)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
GBP 2,979	USD 3,987	BNP PARIBAS	06/17/2026	$66

Liabilities:
USD 43,221	GBP 32,352	BNP PARIBAS	06/17/2026	(798)
USD 899	EUR 776	Morgan Stanley	06/17/2026	(13)
USD 178	JPY 28,200	Morgan Stanley	06/17/2026	(2)

				(813)

Net Unrealized Appreciation (Depreciation)				$(747)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
NASDAQ 100 E-MINI	196	Jun-26	$108,176	$3,142	$3,142
Short Contracts:
E-MINI Russell 1000 Value	467	Jun-26	(53,310)	(881)	(881)

Total Futures					$2,261

124  Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$385
Non-cash Collateral[2]	(385)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  125

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

(a)

Payden Limited Maturity Fund, Payden Low Duration Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Floating Rate Fund, Payden High Income Fund, Payden Equity Income Fund and Payden California Municipal Social Impact Fund Adviser Class’s Net Asset Value Per Share are calculated using unrounded net assets $157.79, $112.19, $954,318.53, $7,177.78, $114.41, $31,647.85, $89,561.95, $9,971,234.88, $13,387,406.77 and $56,264.73 divided by unrounded shares 16.59, 11.45, 103,652.43, 729.95, 11.97, 3,403.21, 9,376.03, 778,486.32, 739,153.73 and 5,670.67 respectively. Payden Securitized Income Fund Investor Class’s Net Asset Value Per Share are calculated using unrounded net assets $2,266,554.23 divided by unrounded shares 226,925.06.

126  Payden Mutual Funds

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
ASSETS:
Investments, at value*	$220,263	$2,140,373	$771,903
Affiliated investments, at value**	—	31,353	9,093
Repurchase agreements, at value***	126,000	—	—
Foreign cash****	—	5	2
Cash	—	2,011	390
Cash pledged for financial futures contracts	—	—	1,995
Cash pledged for centrally cleared swaps	—	—	—
Cash pledged for OTC derivatives	—	—	—
Receivable for:
Interest and dividends	355	10,137	5,139
Investments sold	—	—	—
Fund shares sold	649	513	191
Futures	—	—	238
Forward currency contracts	—	21	—
Other assets	1,120	103	59

Total Assets	348,387	2,184,516	789,010

LIABILITIES:
Payable for:
Bank overdraft	—	—	—
Forward currency contracts	—	6	—
Investments purchased	2,500	5,605	5,003
Fund shares redeemed	3	4,464	137
Deferred foreign capital gains tax liability	—	—	—
Futures	—	—	—
Variation margin on centrally cleared swaps	—	—	—
Options written*****	—	—	—
Distributions payable	683	564	324
Liability for securities on loan (Note 2)	—	805	137
Accrued expenses:
Investment advisory fees (Note 3)	3	57	71
Administration fees (Note 3)	42	265	97
Distribution fees (Notes 3)	—	—	—
Trustee fees and expenses	14	88	34
Other liabilities	47	275	173

Total Liabilities	3,292	12,129	5,976

NET ASSETS	$345,095	$2,172,387	$783,034

NET ASSETS:
Paid in capital	$345,138	$2,170,117	$829,127
Distributable earnings (loss)	(43)	2,270	(46,093)

NET ASSETS	$345,095	$2,172,387	$783,034

NET ASSET VALUE — offering and redemption price per share in whole dollars
Investor Class
Net Assets	$345,095	$577,057	$441,222
Shares Outstanding	345,131	60,531	45,053
Net Asset Value Per Share	$1.00	$9.53	$9.79

SI Class
Net Assets	—	$1,595,330	$341,812
Shares Outstanding	—	167,306	34,906
Net Asset Value Per Share	—	$9.54	$9.79

Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	$9.51(a)	$9.80(a)

* Investments, at cost	$220,263	$2,138,221	$774,811
** Affiliated investments, at cost	—	32,310	9,093
*** Repurchase agreements, at cost	126,000	—	—
**** Foreign cash, at cost	—	5	2
***** Options written, at cost	—	—	—

See notes to financial statements.

127  Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Securitized Income Fund

$56,134	$102,375	$1,015,679	$373,428	$178,810	$581,903	$116,816
1,538	1,550	35,609	13,622	9,294	36,879	1,872
—	—	—	—	—	—	—
—	—	139	—	1,637	2,147	62
—	—	—	—	—	—	—
250	78	4,614	941	594	5,430	260
—	—	315	—	11	—	—
—	—	—	—	—	1,320	—
385	284	6,767	4,116	1,598	4,708	327
49	—	—	—	—	16,086	601
1	2	85	154	28	198	—
27	8	396	84	93	370	28
—	—	—	56	—	1,487	1
9	1	57	26	39	41	32

58,393	104,298	1,063,661	392,427	192,104	650,569	119,999

—	—	—	—	—	98	5
—	—	74	—	69	2,455	60
—	20,158	26,223	2,335	4,859	32,014	1,737
18	21	32	219	4	55	—
—	—	—	—	—	—	—
—	—	—	3	40	450	—
—	—	19	—	2	—	—
—	—	—	—	—	151	—
143	138	—	—	—	—	—
—	—	1,231	5,899	1,783	1,294	—
1	2	186	82	41	124	18
7	10	126	47	22	75	14
—	—	—	—	—	—	—
2	4	38	17	8	28	5
42	52	146	97	67	124	50

213	20,385	28,075	8,699	6,895	36,868	1,889

$58,180	$83,913	$1,035,586	$383,728	$185,209	$613,701	$118,110

$67,840	$138,815	$1,203,281	$435,920	$195,881	$671,363	$118,466
(9,660)	(54,902)	(167,695)	(52,192)	(10,672)	(57,662)	(356)

$58,180	$83,913	$1,035,586	$383,728	$185,209	$613,701	$118,110

$58,180	$83,913	$272,515	$181,865	$98,921	$134,865	$2,266
6,153	10,871	29,599	18,658	10,278	14,518	227
$9.46	$7.72	$9.21	$9.75	$9.62	$9.29	$9.99(a)

—	—	$762,117	$201,856	$86,288	$478,804	$115,844
—	—	82,860	20,710	8,967	51,465	11,603
—	—	$9.20	$9.75	$9.62	$9.30	$9.98

—	—	$954	$7	—	$32	—
—	—	104	1	—	3	—
—	—	$9.21(a)	$9.83(a)	$9.56(a)	$9.30(a)	—

$56,376	$105,389	$1,032,717	$386,775	$181,312	$590,523	$116,983
1,538	1,550	35,090	13,426	9,218	36,335	1,872
—	—	—	—	—	—	—
—	—	137	—	1,611	2,138	61
—	—	—	—	—	(214)	—

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  128

Statements of Assets and Liabilities continued

April 30, 2026 (Unaudited)

Numbers in 000s

	Payden Floating Rate Fund		Payden High Income Fund		Payden California Municipal Social Impact Fund
ASSETS:
Investments, at value*	$124,283		$1,104,208		$318,193
Affiliated investments, at value**	3,815		66,429		10,152
Foreign cash***	2		264		—
Cash	57		432		107
Cash pledged for financial futures contracts	—		615		555
Cash pledged for centrally cleared swaps	—		107		—
Cash pledged for OTC derivatives	—		560		—
Receivable for:
Interest and dividends	703		17,704		3,474
Investments sold	2,704		3,109		—
Fund shares sold	1		554		4,739
Futures	—		67		58
Forward currency contracts	—		—		—
Variation margin on centrally cleared swaps	—		7		—
Receivable from Advisor (Note 3)	—		—		—
Other assets	43		120		24
Total Assets	131,608		1,194,176		337,302
LIABILITIES:
Payable for:
Bank overdraft	—		—		—
Forward currency contracts	2		65		—
Investments purchased	2,980		17,675		20,715
Fund shares redeemed	—		150		264
Deferred foreign capital gains tax liability	—		—		—
Futures	—		—		—
Variation margin on centrally cleared swaps	—		—		—
Options written*****	—		—		—
Distributions payable	—		—		181
Liability for securities on loan (Note 2)	—		30,678		—
Accrued expenses:
Investment advisory fees (Note 3)	24		320		44
Administration fees (Note 3)	16		140		39
Distribution fees (Notes 3)	—		4		—
Trustee fees and expenses	6		39		12
Other liabilities	71		271		59
Total Liabilities	3,099		49,342		21,314
NET ASSETS	$128,509		$1,144,834		$315,988

NET ASSETS:
Paid in capital	$140,404		$1,184,570		$316,043
Distributable earnings (loss)	(11,895)		(39,736)		(55)
NET ASSETS	$128,509		$1,144,834		$315,988

NET ASSET VALUE — offering and redemption price per share in whole dollars
Institutional Class
Net Assets	—		—		—
Shares Outstanding	—		—		—
Net Asset Value Per Share	—		—		—

Investor Class
Net Assets	$50,618		$292,347		$315,932
Shares Outstanding	5,306		22,933		31,723
Net Asset Value Per Share	$9.54		$12.75		$9.96

SI Class
Net Assets	$77,801		$842,516		—
Shares Outstanding	8,150		66,255		—
Net Asset Value Per Share	$9.55		$12.72		—

Adviser Class
Net Assets	$90		$9,971		$56
Shares Outstanding	9		779		6
Net Asset Value Per Share	$9.55	(a)	$12.81	(a)	$9.92	(a)

Retirement Class
Net Assets	—		—		—
Shares Outstanding	—		—		—
Net Asset Value Per Share	—		—		—

* Investments, at cost	$125,351		$1,098,270		$315,230
** Affiliated investments, at cost	3,815		66,429		10,152
*** Foreign cash, at cost	2		262		—
**** Options written, at cost	—		—		—

See notes to financial statements.

129  Payden Mutual Funds

Payden Global Low Duration Fund	Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Managed Income Fund	Payden Equity Income Fund

$36,065	$140,657	$983,458	$114,887	$83,337	$114,070	$1,051,347
380	6,759	33,924	1,696	3,992	9,264	12,176
—	1,781	3,136	758	106	374	1,763
—	109	—	—	—	59	—
112	346	1,531	—	80	995	5,098
—	84	798	137	—	326	—
—	970	2,400	280	—	60	620
257	1,427	14,199	2,488	1,138	1,031	2,630
2	—	—	—	—	339	—
—	15	1,776	—	—	198	2,802
13	84	116	—	10	90	1,062
—	428	1,825	499	101	336	66
—	—	33	2	20	—	—
6	—	—	—	—	—	—
8	17	70	21	22	30	42
36,843	152,677	1,043,266	120,768	88,806	127,172	1,077,606

—	—	409	9	12	—	—
—	1,437	4,182	735	151	529	813
101	1,176	33,708	1,470	2,687	5,512	—
—	6	513	—	10	1	35
—	—	—	—	—	—	—
—	26	67	—	6	74	1,009
—	25	—	—	—	287	—
—	—	—	—	—	38	2,903
—	—	—	—	—	—	—
—	79	8,265	—	1,449	2,482	397
—	26	372	37	31	13	370
4	19	122	15	10	15	128
—	—	12	—	—	22	5
2	6	34	5	4	5	45
47	67	198	61	55	76	168
154	2,867	47,882	2,332	4,415	9,054	5,873
$36,689	$149,810	$995,384	$118,436	$84,391	$118,118	$1,071,733

$39,589	$189,010	$1,189,066	$144,099	$89,793	$128,833	$770,550
(2,900)	(39,200)	(193,682)	(25,663)	(5,402)	(10,715)	301,183
$36,689	$149,810	$995,384	$118,436	$84,391	$118,118	$1,071,733

—	—	—	—	—	$10,095	—
—	—	—	—	—	991	—
—	—	—	—	—	$10.19	—

$36,689	$37,276	$422,682	$3,994	$22,607	—	$286,819
3,799	4,901	38,158	406	2,577	—	15,780
$9.66	$7.61	$11.08	$9.84	$8.77	—	$18.18

—	$112,534	$543,593	$114,442	$61,784	$78,891	$771,526
—	14,836	49,177	11,876	7,031	7,897	42,347
—	$7.59	$11.05	$9.64	$8.79	$9.99	$18.22

—	—	$29,109	—	—	$8,826	$13,388
—	—	2,623	—	—	920	739
—	—	$11.10	—	—	$9.59	$18.11	(a)

—	—	—	—	—	$20,306	—
—	—	—	—	—	2,288	—
—	—	—	—	—	$8.88	—

$36,836	$146,472	$954,349	$114,063	$81,853	$114,250	$794,862
380	6,722	33,924	1,696	3,992	9,165	12,176
—	1,805	3,147	760	105	372	1,730
—	—	—	—	—	(52)	(2,245)

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  130

Statements of Operations

Period ended April 30, 2026 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund

INVESTMENT INCOME:
Interest income (Note 2)	$6,557	$48,616	$18,948
Interest from affiliated investments	—	197	144
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	879	—
Income from securities lending	—	23	2
Foreign tax withholdings	—	—	—

Investment Income	6,557	49,715	19,094

EXPENSES:
Investment advisory fees (Note 3)	259	2,758	1,116
Administration fees (Note 3)	259	1,566	598
Shareholder servicing fees	—	285	250
Distribution fees (Note 3)	—	—	—
Custodian fees	22	48	16
Transfer agent fees	19	56	41
Registration and filing fees	11	32	27
Trustee fees and expenses	25	149	57
Printing and mailing costs	11	71	29
Loan commitment fees	1	14	5
Legal fees	2	17	6
Publication expense	—	(3)	—
Pricing fees	2	49	19
Fund accounting fees	35	172	69
Insurance	3	17	7
Audit fees	14	17	17

Gross Expenses	663	5,248	2,257
Expense subsidy (Note 3)	(231)	(2,493)	(632)

Net Expenses	432	2,755	1,625

Net Investment Income	6,125	46,960	17,469

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	1	939	1,340
Foreign currency transactions	—	29	—
Forward foreign exchange contracts	—	(117)	—
Futures contracts	—	—	348
Written option contracts	—	—	—
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	—	(7,498)	(5,983)
Translation of assets and liabilities in foreign currencies	—	—	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	—	(28)	—
Affiliated Investments	—	(218)	—
Futures contracts	—	—	(2,120)
Written option contracts	—	—	—
Swap contracts	—	—	—

Net Realized and Unrealized Gains (Losses)	1	(6,893)	(6,415)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,126	$40,067	$11,054

See notes to financial statements.

131  Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Securitized Income Fund

$1,226	$1,794	$22,637	$10,158	$4,405	$18,729	$3,084
18	33	157	128	51	110	52
—	—	292	—	148	881	31
—	—	770	163	105	898	—
—	—	5	12	2	22	—
—	—	—	—	—	(7)	—

1,244	1,827	23,861	10,461	4,711	20,633	3,167

83	114	1,305	705	499	1,624	285
45	63	700	302	136	487	85
2	15	65	136	8	90	—
—	—	1	—	—	—	—
6	11	28	19	18	41	10
12	19	38	35	28	34	19
10	9	24	33	22	27	18
4	6	66	29	13	48	8
2	3	32	14	6	23	4
—	1	6	3	1	4	1
1	1	7	4	2	6	1
—	—	—	1	1	—	1
5	10	26	22	26	35	38
9	11	77	38	18	58	13
1	1	7	3	1	5	1
16	18	19	18	21	22	13

196	282	2,401	1,362	800	2,504	497
(68)	(93)	(312)	(157)	(254)	(819)	(183)

128	189	2,089	1,205	546	1,685	314

1,116	1,638	21,772	9,256	4,165	18,948	2,853

77	58	692	(3,149)	547	5,418	(2)
—	—	(119)	—	(46)	200	(2)
—	—	146	—	197	(2,108)	98
39	25	(1,465)	251	(282)	(3,945)	51
—	—	—	—	(82)	619	—
—	1	427	—	71	(396)	—

(346)	(573)	(10,042)	(5,102)	(2,340)	(7,082)	(347)
—	—	(632)	—	(75)	(13)	(1)
—	—	—	—	—	—	—
—	—	(398)	56	(268)	(1,890)	(138)
—	—	(173)	(32)	(25)	(234)	—
(251)	(107)	(5,890)	(1,070)	69	1,028	(207)
—	—	—	—	—	(40)	—
—	—	846	—	150	(27)	—

(481)	(596)	(16,608)	(9,046)	(2,084)	(8,470)	(548)

$635	$1,042	$5,164	$210	$2,081	$10,478	$2,305

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  132

Statements of Operations continued

Period ended April 30, 2026 (Unaudited)

Numbers in 000s

	Payden Floating Rate Fund	Payden High Income Fund	Payden California Municipal Social Impact Fund
INVESTMENT INCOME:
Interest income (Note 2)	$4,533	$36,796	$5,295
Interest from affiliated investments	114	628	153
Dividend income	128	350	—
Dividend income from affiliated investment (Note 2)	—	—	—
Income from securities lending	—	122	—
Foreign tax withholdings	—	—	—

Investment Income	4,775	37,896	5,448

EXPENSES:
Investment advisory fees (Note 3)	357	1,889	459
Administration fees (Note 3)	98	810	215
Shareholder servicing fees	18	121	52
Distribution fees (Note 3)	—	11	—
Custodian fees	8	43	8
Transfer agent fees	34	144	25
Registration and filing fees	25	41	17
Trustee fees and expenses	9	58	20
Printing and mailing costs	5	61	10
Loan commitment fees	1	8	2
Legal fees	1	38	3
Publication expense	1	4	1
Pricing fees	18	23	16
Fund accounting fees	16	97	24
Insurance	1	7	2
Audit fees	30	25	17

Gross Expenses	622	3,380	871
Expense subsidy (Note 3)	(205)	(303)	(226)

Net Expenses	417	3,077	645

Net Investment Income	4,358	34,819	4,803

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(519)	8,612	1,914
Foreign currency transactions	(2)	(105)	—
Forward foreign exchange contracts	(26)	(109)	—
Futures contracts	—	379	(17)
Written option contracts	—	—	—
Swap contracts	—	(1,089)	—
Change in net unrealized appreciation (depreciation) from:
Investments	(728)	(6,830)	(3,082)
Translation of assets and liabilities in foreign currencies	—	86	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	(16)	(448)	—
Affiliated Investments	—	—	—
Futures contracts	—	(941)	(243)
Written option contracts	—	—	—
Swap contracts	—	138	—

Net Realized and Unrealized Gains (Losses)	(1,291)	(307)	(1,428)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,067	$34,512	$3,375

See notes to financial statements.

133  Payden Mutual Funds

Payden Global Low Duration Fund	Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Managed Income Fund	Payden Equity Income Fund

$957	$3,276	$35,251	$4,133	$3,209	$3,860	$815
11	36	380	35	54	21	225
—	—	—	—	28	118	9,881
—	184	—	—	—	173	—
—	—	12	—	8	3	1
—	(9)	(47)	(33)	(11)	(1)	14

968	3,487	35,596	4,135	3,288	4,174	10,936

57	225	2,184	320	370	650	2,566
28	113	728	80	69	89	770
13	16	37	3	5	7	93
—	—	35	—	—	79	16
13	23	24	36	11	35	21
12	21	54	21	20	36	135
9	17	54	15	15	40	24
3	11	45	7	7	9	76
1	5	68	4	3	13	36
—	1	6	1	1	1	7
—	1	46	1	1	1	8
—	1	4	1	1	1	(1)
19	27	25	11	18	32	1
8	16	91	13	13	5	90
—	1	13	1	1	1	9
19	19	27	19	23	21	16

182	497	3,441	533	558	1,020	3,867
(82)	(62)	(30)	(129)	(152)	(557)	(374)

100	435	3,411	404	406	463	3,493

868	3,052	32,185	3,731	2,882	3,711	7,443

48	(202)	14,823	1,085	(545)	(4)	37,618
—	123	955	85	(2)	85	(13)
—	1,370	(6,371)	(520)	(59)	(610)	925
12	(186)	280	—	(206)	(741)	4,137
—	—	—	—	—	52	601
—	136	(12)	8	65	198	—

(290)	(1,135)	(10,977)	(1,548)	182	(9)	41,926
1	27	14	13	2	10	80
—	—	—	12	—	—	—
—	(2,145)	(1,137)	76	(66)	(247)	(2,423)
—	(44)	—	—	—	(45)	—
(115)	(521)	(2,197)	—	(53)	42	2,261
—	—	—	—	—	14	(658)
—	(232)	(3)	(95)	(41)	(16)	—

(344)	(2,809)	(4,625)	(884)	(723)	(1,271)	84,454

$524	$243	$27,560	$2,847	$2,159	$2,440	$91,897

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  134

Statements of Changes in Net Assets

April 30, 2026 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$6,125	$17,358	$46,960	$99,820
Net realized gains (losses)	1	5	851	1,556
Change in net unrealized appreciation/(depreciation)	—	—	(7,744)	1,965
Change in Net Assets Resulting from Operations	6,126	17,363	40,067	103,341

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(6,150)	(17,346)	(12,860)	(30,635)
SI Class	—	—	(33,904)	(71,803)
Adviser Class	—	—	— (1)	— (1)
Change in Net Assets from Distributions to Shareholders	(6,150)	(17,346)	(46,764)	(102,438)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	18,368,206	44,484,795	114,513	231,881
SI Class	—	—	344,893	271,110
Adviser Class	—	—	— (1)	18
Reinvestment of distributions:
Investor Class	1,739	4,940	12,399	29,983
SI Class	—	—	31,650	66,214
Adviser Class	—	—	— (1)	— (1)
Cost of fund shares redeemed:
Investor Class	(18,408,588)	(44,588,677)	(170,126)	(187,531)
SI Class	—	—	(257,558)	(257,518)
Adviser Class	—	—	(8)	(10)
Change in Net Assets from Capital Transactions	(38,643)	(98,942)	75,763	154,147
Total Change in Net Assets	(38,667)	(98,925)	69,066	155,050

NET ASSETS:
Beginning of period	383,762	482,687	2,103,321	1,948,271
End of period	$345,095	$383,762	$2,172,387	$2,103,321

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	383,773	482,717	65,047	57,279
Shares sold	18,368,206	44,484,794	11,986	24,269
Shares issued in reinvestment of distributions	1,740	4,940	1,298	3,139
Shares redeemed	(18,408,588)	(44,588,678)	(17,800)	(19,640)
Change in shares outstanding	(38,642)	(98,944)	(4,516)	7,768
Outstanding shares at end of period	345,131	383,773	60,531	65,047

SI Class:
Outstanding shares at beginning of period	—	—	154,876	146,532
Shares sold	—	—	36,089	28,366
Shares issued in reinvestment of distributions	—	—	3,311	6,929
Shares redeemed	—	—	(26,970)	(26,951)
Change in shares outstanding	—	—	12,430	8,344
Outstanding shares at end of period	—	—	167,306	154,876

Adviser Class:
Outstanding shares at beginning of period	—	—	1	—
Shares sold	—	—	—	2
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(1)	(1)
Change in shares outstanding	—	—	(1)	1
Outstanding shares at end of period	—	—	—	1

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	473,267	1,201,469
Sale of investments (excluding government)	—	—	535,912	946,163
Purchase of government securities	—	—	80,577	78,030
Sale of government securities	—	—	50,809	43,544

(1) Amount is less than $500.

See notes to financial statements.

135  Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2026	2025	2026	2025	2026	2025	2026	2025

$17,469	$39,691	$1,116	$2,525	$1,638	$3,696	$21,772	$43,125
1,688	1,571	116	(982)	84	(2,783)	(319)	(45,174)
(8,103)	5,952	(597)	2,037	(680)	5,006	(16,289)	59,031
11,054	47,214	635	3,580	1,042	5,919	5,164	56,982

(9,739)	(21,091)	(1,105)	(2,517)	(1,632)	(3,541)	(6,444)	(11,435)
(7,813)	(18,230)	—	—	—	—	(16,256)	(27,983)
— (1)	— (1)	—	—	—	—	(23)	(58)
(17,552)	(39,321)	(1,105)	(2,517)	(1,632)	(3,541)	(22,723)	(39,476)

41,411	47,321	1,439	1,489	4,104	4,663	20,705	35,265
38,483	93,144	—	—	—	—	155,145	45,537
— (1)	—	—	—	—	—	16	60
9,600	20,924	220	464	801	1,778	5,726	10,083
5,952	14,450	—	—	—	—	15,197	25,954
— (1)	— (1)	—	—	—	—	23	54
(61,563)	(141,171)	(6,557)	(8,457)	(7,891)	(17,526)	(23,814)	(38,832)
(48,962)	(211,997)	—	—	—	—	(20,624)	(103,155)
— (1)	—	—	—	—	—	(342)	(475)
(15,079)	(177,329)	(4,898)	(6,504)	(2,986)	(11,085)	152,032	(25,509)
(21,577)	(169,436)	(5,368)	(5,441)	(3,576)	(8,707)	134,473	(8,003)

804,611	974,047	63,548	68,989	87,489	96,196	901,113	909,116
$783,034	$804,611	$58,180	$63,548	$83,913	$87,489	$1,035,586	$901,113

46,129	53,565	6,666	7,353	11,256	12,718	29,318	28,603
4,206	4,815	151	159	528	617	2,225	3,844
973	2,129	23	49	103	233	615	1,094
(6,255)	(14,380)	(687)	(895)	(1,016)	(2,312)	(2,559)	(4,223)
(1,076)	(7,436)	(513)	(687)	(385)	(1,462)	281	715
45,053	46,129	6,153	6,666	10,871	11,256	29,599	29,318

35,357	45,994	—	—	—	—	66,736	70,198
3,901	9,503	—	—	—	—	16,702	4,934
604	1,470	—	—	—	—	1,634	2,820
(4,956)	(21,610)	—	—	—	—	(2,212)	(11,216)
(451)	(10,637)	—	—	—	—	16,124	(3,462)
34,906	35,357	—	—	—	—	82,860	66,736

—	—	—	—	—	—	136	175
—	—	—	—	—	—	2	6
—	—	—	—	—	—	3	6
—	—	—	—	—	—	(37)	(51)
—	—	—	—	—	—	(32)	(39)
—	—	—	—	—	—	104	136

186,412	347,599	—	—	—	—	265,176	366,726
153,958	415,070	—	—	—	—	208,126	323,799
240,929	310,431	5,883	24,863	5,468	11,743	165,492	184,935
297,095	416,443	11,689	30,641	9,656	23,197	119,488	258,604

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  136

Statements of Changes in Net Assets continued

April 30, 2026 (Unaudited)

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$9,256	$17,918	$4,165	$8,401
Net realized gains (losses)	(2,898)	(4,024)	405	(3,110)
Change in net unrealized appreciation/(depreciation)	(6,148)	11,360	(2,489)	4,469
Change in Net Assets Resulting from Operations	210	25,254	2,081	9,760
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(4,428)	(7,759)	(2,132)	(4,361)
SI Class	(4,813)	(10,147)	(1,991)	(3,513)
Adviser Class	— (2)	— (2)	— (2)	— (2)
Change in Net Assets from Distributions to Shareholders	(9,241)	(17,906)	(4,123)	(7,874)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	42,409	64,568	10,086	15,975
SI Class	13,489	25,841	13,068	13,532
Adviser Class	1	6	— (2)	—
Reinvestment of distributions:
Investor Class	4,382	7,667	2,129	4,355
SI Class	4,812	10,116	1,938	3,348
Adviser Class	— (2)	— (2)	— (2)	—
Cost of fund shares redeemed:
Investor Class	(51,785)	(42,669)	(6,420)	(35,165)
SI Class	(35,244)	(33,732)	(4,594)	(16,166)
Adviser Class	— (2)	—	— (2)	—
Change in Net Assets from Capital Transactions	(21,936)	31,797	16,207	(14,121)
Total Change in Net Assets	(30,967)	39,145	14,165	(12,235)
NET ASSETS:
Beginning of period	414,695	375,550	171,044	183,279
End of period	$383,728	$414,695	$185,209	$171,044

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	19,166	16,152	9,683	11,230
Shares sold	4,273	6,603	1,039	1,660
Shares issued in reinvestment of distributions	443	781	220	453
Shares redeemed	(5,224)	(4,370)	(664)	(3,660)
Change in shares outstanding	(508)	3,014	595	(1,547)
Outstanding shares at end of period	18,658	19,166	10,278	9,683

SI Class:
Outstanding shares at beginning of period	22,425	22,207	7,901	7,837
Shares sold	1,363	2,637	1,342	1,395
Shares issued in reinvestment of distributions	487	1,032	200	348
Shares redeemed	(3,565)	(3,451)	(476)	(1,679)
Change in shares outstanding	(1,715)	218	1,066	64
Outstanding shares at end of period	20,710	22,425	8,967	7,901

Adviser Class:
Outstanding shares at beginning of period	1	—	—	—
Shares sold	—	1	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	1	—	—
Outstanding shares at end of period	1	1	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	136,026	188,136	47,936	55,543
Sale of investments (excluding government)	158,304	154,286	39,715	71,500
Purchase of government securities	1,346	2,369	22,482	26,567
Sale of government securities	78	2,349	14,717	36,543

(1) The Fund commenced operations on March 5, 2025.

(2) Amount is less than $500.

See notes to financial statements.

137  Payden Mutual Funds

Payden Absolute Return Bond Fund		Payden Securitized Income Fund(1)		Payden Floating Rate Fund		Payden High Income Fund
2026	2025	2026	2025	2026	2025	2026	2025

$18,948	$38,123	$2,853	$2,527	$4,358	$10,236	$34,819	$63,556
(212)	(7,417)	145	3	(547)	(2,368)	7,688	(6,034)
(8,258)	4,937	(693)	249	(744)	545	(7,995)	13,086
10,478	35,643	2,305	2,779	3,067	8,413	34,512	70,608

(4,620)	(9,152)	(60)	(60)	(1,745)	(4,299)	(8,276)	(14,831)
(17,629)	(29,487)	(2,867)	(2,453)	(2,609)	(5,909)	(25,892)	(49,975)
(1)	(2)	—	—	(3)	(23)	(275)	(206)
(22,250)	(38,641)	(2,927)	(2,513)	(4,357)	(10,231)	(34,443)	(65,012)

12,930	26,466	430	2,400	10,481	74,624	136,165	250,178
53,755	130,956	11,422	104,468	17	10,292	99,899	217,920
— (2)	— (2)	—	—	71	606	3,840	10,635
4,433	8,824	60	59	1,628	4,071	7,045	12,067
13,866	22,874	1,415	1,309	1,379	2,891	12,429	27,810
1	— (2)	—	—	3	23	275	206
(28,828)	(36,206)	(665)	(12)	(15,230)	(70,284)	(96,459)	(233,795)
(70,624)	(90,251)	(2,270)	(150)	(1,782)	(10,236)	(57,899)	(106,655)
(1)	(252)	—	—	(36)	(571)	(1,709)	(3,516)
(14,468)	62,411	10,392	108,074	(3,469)	11,416	103,586	174,850
(26,240)	59,413	9,770	108,340	(4,759)	9,598	103,655	180,446

639,941	580,528	108,340	—	133,268	123,670	1,041,179	860,733
$613,701	$639,941	$118,110	$108,340	$128,509	$133,268	$1,144,834	$1,041,179

15,733	15,833	244	—	5,636	4,794	19,271	17,040
1,377	2,792	43	240	1,088	7,678	10,649	19,767
473	933	6	5	170	421	553	955
(3,065)	(3,825)	(66)	(1)	(1,588)	(7,257)	(7,540)	(18,491)
(1,215)	(100)	(17)	244	(330)	842	3,662	2,231
14,518	15,733	227	244	5,306	5,636	22,933	19,271

51,860	45,165	10,550	—	8,189	7,884	61,989	50,998

5,690	13,788	1,137	10,434	2	1,054	7,842	17,259
1,478	2,415	141	131	144	299	978	2,210
(7,563)	(9,508)	(225)	(15)	(185)	(1,048)	(4,554)	(8,478)
(395)	6,695	1,053	10,550	(39)	305	4,266	10,991
51,465	51,860	11,603	10,550	8,150	8,189	66,255	61,989

3	30	—	—	6	—	592	5
—	—	—	—	7	62	299	850
—	—	—	—	—	3	22	16
—	(27)	—	—	(4)	(59)	(134)	(279)
—	(27)	—	—	3	6	187	587
3	3	—	—	9	6	779	592

506,562	810,796	46,508	121,435	28,596	120,321	423,875	803,893
510,356	761,164	36,828	20,357	31,624	108,113	294,566	661,816
187,496	284,863	4,842	5,775	—	2	7	17,861
213,050	257,898	1,852	2,642	—	1,475	3	17,820

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  138

Statements of Changes in Net Assets continued

April 30, 2026 (Unaudited)

Numbers in 000s

	Payden California Municipal Social Impact Fund		Payden Global Low Duration Fund
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$4,803	$6,629	$868	$1,947
Net realized gains (losses)	1,897	(448)	60	53
Change in net unrealized appreciation/(depreciation)	(3,325)	4,239	(404)	228
Change in Net Assets Resulting from Operations	3,375	10,420	524	2,228
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(4,799)	(6,624)	(869)	(1,954)
SI Class	—	—	—	—
Adviser Class	(1)	(3)	—	—
Return of capital:
Investor Class	—	—	—	—
SI Class	—	—	—	—
Adviser Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(4,800)	(6,627)	(869)	(1,954)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	75,552	108,916	1,354	3,737
SI Class	—	—	—	—
Adviser Class	19	338	—	—
Reinvestment of distributions:
Investor Class	3,720	4,751	786	1,689
SI Class	—	—	—	—
Adviser Class	1	3	—	—
Cost of fund shares redeemed:
Investor Class	(17,104)	(24,758)	(4,028)	(11,709)
SI Class	—	—	—	—
Adviser Class	(323)	(6)	—	—
Change in Net Assets from Capital Transactions	61,865	89,244	(1,888)	(6,283)
Total Change in Net Assets	60,440	93,037	(2,233)	(6,009)
NET ASSETS:
Beginning of period	255,548	162,511	38,922	44,931
End of period	$315,988	$255,548	$36,689	$38,922

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	25,515	16,433	3,993	4,639
Shares sold	7,544	11,118	139	384
Shares issued in reinvestment of distributions	371	483	81	174
Shares redeemed	(1,707)	(2,519)	(414)	(1,204)
Change in shares outstanding	6,208	9,082	(194)	(646)
Outstanding shares at end of period	31,723	25,515	3,799	3,993

SI Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Adviser Class:
Outstanding shares at beginning of period	36	2	—	—
Shares sold	2	35	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(32)	(1)	—	—
Change in shares outstanding	(30)	34	—	—
Outstanding shares at end of period	6	36	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	123,244	177,492	9,265	18,532
Sale of investments (excluding government)	72,983	78,117	8,420	20,494
Purchase of government securities	10,110	15,632	4,528	8,849
Sale of government securities	17,597	16,290	7,835	10,663

See notes to financial statements.

139  Payden Mutual Funds

Payden Global Fixed Income Fund		Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund
2026	2025	2026	2025	2026	2025	2026	2025

$3,052	$5,977	$32,185	$59,989	$3,731	$6,191	$2,882	$5,229
1,241	(3,050)	9,675	(11,431)	658	(209)	(747)	(671)
(4,050)	5,546	(14,300)	65,753	(1,542)	5,203	24	1,108
243	8,473	27,560	114,311	2,847	11,185	2,159	5,666

(779)	(1,314)	(13,903)	(23,758)	(116)	(454)	(718)	(1,233)
(2,324)	(3,765)	(17,349)	(40,158)	(4,118)	(5,722)	(2,163)	(3,991)
—	—	(901)	(1,557)	—	—	—	—

—	(219)	—	(80)	—	—	—	(10)
—	(629)	—	(135)	—	—	—	(34)
—	—	—	(5)	—	—	—	—
(3,103)	(5,927)	(32,153)	(65,693)	(4,234)	(6,176)	(2,881)	(5,268)

1,964	7,767	78,373	222,938	1,535	561	104	6,531
351	655	37,798	93,177	16,126	29,285	2,140	8,756
—	—	7,537	23,563	—	—	—	—

768	1,511	12,524	20,248	58	78	718	1,243
2,324	4,394	12,738	33,631	2,480	3,260	1,323	2,402
—	—	839	1,510	—	—	—	—

(4,197)	(11,428)	(73,016)	(140,063)	(153)	(9,689)	(1,668)	(2,594)
(14)	(1,463)	(16,159)	(173,657)	(200)	(2,600)	(11,029)	(10,181)
—	—	(5,694)	(26,846)	—	—	—	—
1,196	1,436	54,940	54,501	19,846	20,895	(8,412)	6,157
(1,664)	3,982	50,347	103,119	18,459	25,904	(9,134)	6,555

151,474	147,492	945,037	841,918	99,977	74,073	93,525	86,970
$149,810	$151,474	$995,384	$945,037	$118,436	$99,977	$84,391	$93,525

5,093	5,377	36,577	26,890	261	1,212	2,673	2,088
255	1,014	7,026	21,079	154	58	12	738
100	197	1,126	1,902	6	8	81	142
(547)	(1,495)	(6,571)	(13,294)	(15)	(1,017)	(189)	(296)
(192)	(284)	1,581	9,687	145	(951)	(96)	584
4,901	5,093	38,158	36,577	406	261	2,577	2,673

14,489	14,020	46,093	50,501	9,995	6,829	7,897	7,793
45	86	3,394	8,913	1,649	3,085	242	986
304	575	1,148	3,185	253	348	150	273
(2)	(192)	(1,458)	(16,506)	(21)	(267)	(1,258)	(1,155)
347	469	3,084	(4,408)	1,881	3,166	(866)	104
14,836	14,489	49,177	46,093	11,876	9,995	7,031	7,897

—	—	2,383	2,563	—	—	—	—
—	—	674	2,204	—	—	—	—
—	—	75	142	—	—	—	—
—	—	(509)	(2,526)	—	—	—	—
—	—	240	(180)	—	—	—	—
—	—	2,623	2,383	—	—	—	—

37,567	63,801	382,602	610,454	38,832	78,782	54,088	100,822
30,728	72,434	332,787	607,057	21,244	53,559	55,140	97,821
1,408	12,737	—	—	—	—	—	—
6,632	7,047	—	—	—	—	—	—

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  140

Statements of Changes in Net Assets continued

April 30, 2026 (Unaudited)

Numbers in 000s

	Payden Managed Income Fund		Payden Equity Income Fund
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$3,711	$7,647	$7,443	$13,886
Net realized gains (losses)	(1,020)	(1,382)	43,268	52,999
Change in net unrealized appreciation/(depreciation)	(251)	1,079	41,186	32,190
Change in Net Assets Resulting from Operations	2,440	7,344	91,897	99,075
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Institutional Class	(356)	(343)	—	—
Investor Class	—	—	(14,888)	(43,324)
SI Class	(5,840)	(4,929)	(41,455)	(110,985)
Adviser Class	(651)	(571)	(727)	(2,229)
Retirement Class	(2,150)	(1,917)	—	—
Change in Net Assets from Distributions to Shareholders	(8,997)	(7,760)	(57,070)	(156,538)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	5,432	1,253	—	—
Investor Class	—	—	14,818	31,610
SI Class	6,151	17,108	31,989	22,579
Adviser Class	3	1,058	100	353
Retirement Class	1,661	12,382	—	—
Reinvestment of distributions:
Institutional Class	356	343	—	—
Investor Class	—	—	14,616	42,385
SI Class	5,832	4,929	18,576	105,769
Adviser Class	651	571	641	2,026
Retirement Class	2,150	1,917	—	—
Cost of fund shares redeemed:
Institutional Class	(57)	(2,134)	—	—
Investor Class	—	—	(21,025)	(76,666)
SI Class	(6,540)	(24,490)	(90,420)	(62,196)
Adviser Class	(664)	(530)	(1,091)	(3,390)
Retirement Class	(17,712)	(3,541)	—	—
Change in Net Assets from Capital Transactions	(2,737)	8,866	(31,796)	62,470
Total Change in Net Assets	(9,294)	8,450	3,031	5,007
NET ASSETS:
Beginning of period	127,412	118,962	1,068,702	1,063,695
End of period	$118,118	$127,412	$1,071,733	$1,068,702

FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Outstanding shares at beginning of period	429	476	—	—
Shares sold	532	118	—	—
Shares issued in reinvestment of distributions	35	33	—	—
Shares redeemed	(5)	(198)	—	—
Change in shares outstanding	562	(47)	—	—
Outstanding shares at end of period	991	429	—	—

Investor Class:
Outstanding shares at beginning of period	—	—	15,280	15,346
Shares sold	—	—	849	1,946
Shares issued in reinvestment of distributions	—	—	855	2,597
Shares redeemed	—	—	(1,204)	(4,609)
Change in shares outstanding	—	—	500	(66)
Outstanding shares at end of period	—	—	15,780	15,280

SI Class:
Outstanding shares at beginning of period	7,333	7,559	44,618	40,291
Shares sold	612	1,654	1,839	1,366
Shares issued in reinvestment of distributions	588	490	1,082	6,473
Shares redeemed	(636)	(2,370)	(5,192)	(3,512)
Change in shares outstanding	564	(226)	(2,271)	4,327
Outstanding shares at end of period	7,897	7,333	42,347	44,618

Adviser Class:
Outstanding shares at beginning of period	917	805	758	815
Shares sold	—	106	6	20
Shares issued in reinvestment of distributions	68	59	38	124
Shares redeemed	(65)	(53)	(63)	(201)
Change in shares outstanding	3	112	(19)	(57)
Outstanding shares at end of period	920	917	739	758

Retirement Class:
Outstanding shares at beginning of period	3,815	2,652	—	—
Shares sold	182	1,326	—	—
Shares issued in reinvestment of distributions	244	214	—	—
Shares redeemed	(1,953)	(377)	—	—
Change in shares outstanding	(1,527)	1,163	—	—
Outstanding shares at end of period	2,288	3,815	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	125,142	187,517	367,620	1,108,727
Sale of investments (excluding government)	122,801	179,773	448,118	1,157,593
Purchase of government securities	31,993	63,592	—	—
Sale of government securities	36,735	61,743	—	—

See notes to financial statements.

141  Payden Mutual Funds

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its twenty funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. SignificantAccountingPolicies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

Each fund represents a single operating segment as the operating results of the fund are monitored as a whole, and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives and strategies that are executed by the fund’s portfolio management team. The Funds’ Chief Operating Officer and Chief Financial Officer serve as the fund’s chief operating decision makers (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from funds share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the funds’ profits and losses and to make resource allocation decisions. Each segment assets are reflected in the statements of assets and liabilities as net assets, which consists primarily of investments, at value, and affiliated investments, at value, and significant segment expenses are listed in the accompanying statements of operations.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. As of April 30, 2026, Stichting Administratiekant Npv ADR common stock, valued at $0 for Payden Emerging Markets Corporate Bond are classified as Level 3 due to the unobservable nature of the inputs used in its valuation. The following inputs used in valuation: valuation technique – income approach.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Payden Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Market Fund qualifies as a government money market fund under the Money Market Fund Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as

142  Payden Mutual Funds

a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and is classified as a government money market fund under the Money Market Fund Reform, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally the Secured Overnight Financing Rate (“SOFR”). Certain Bank Loans are subject to a SOFR floor that establishes a minimum SOFR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at April 30th. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2026, there were no unfunded obligations.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Social Impact Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of

Semi-Annual Financial Statements and Other Information  143

Notes to Financial Statements continued

securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

The Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/ or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statements of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved. The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation

144  Payden Mutual Funds

margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Semi-Annual Financial Statements and Other Information  145

Notes to Financial Statements continued

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2026 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Foreign currency[1,2]	21	(6)

Low Duration
Interest rate[3,4]	3,825	(2,185)

U.S. Government
Interest rate[3,4]	280	(248)

GNMA
Interest rate[3]	—	(87)

Core Bond
Interest rate[3,4]	8,547	(7,154)
Foreign currency[2]	—	(74)

Total	8,547	(7,228)

Corporate Bond
Interest rate[3]	208	(1,313)
Foreign currency[1]	56	—

Total	264	(1,313)

Strategic Income
Interest rate[3,4]	2,092	(687)
Foreign currency[2]	—	(69)

Total	2,092	(756)

Absolute Return Bond
Equity[4]	485	(141)
Interest rate[3]	2,165	(2,262)
Foreign currency[1,2,4]	1,546	(2,465)

Total	4,196	(4,868)

Securitized Income
Interest rate[3]	—	(217)
Foreign currency[1,2]	1	(60)

Total	1	(277)

Floating Rate
Foreign currency[2]	–	(2)

High Income
Interest rate[3]	36	(833)
Foreign currency[2]	—	(65)

Total	36	(898)

California Municipal Social Impact
Interest rate[3],4	1,447	(243)

Global Low Duration
Interest rate[3,4]	181	(119)

Global Fixed Income
Interest rate[3,4]	1,110	(1,011)
Foreign currency[1,2]	428	(1,437)

Total	1,538	(2,448)

Emerging Markets Bond
Interest rate[3]	397	(2,332)
Foreign currency[1,2]	1,825	(4,182)

Total	2,222	(6,514)

Emerging Markets Local Bond
Interest rate[3]	9	(103)
Foreign currency[1,2]	499	(735)

Total	508	(838)

Emerging Markets Corporate Bond
Credit[3]	—	(14)
Interest rate[3]	62	(112)
Foreign currency[1,2]	101	(151)

Total	163	(277)

Managed Income
Equity[4]	131	(38)
Interest rate[3]	320	(565)
Foreign currency[1,2]	336	(529)

Total	787	(1,132)

146  Payden Mutual Funds

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Equity Income
Equity[4]	3,142	(3,784)
Foreign currency[1,2]	66	(813)

Total	3,208	(4,597)

1	Receivable for forward currency contracts.
2	Payable for forward currency contracts.
3

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

4	Includes options purchased at fair value as reported in the Schedule of Investments.

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended April 30, 2026 (000s)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Foreign exchange	—	$(117)	—	—	$(117)

Total	—	(117)	—	—	(117)

Low Duration
Interest rate	$348	—	—	—	348

Total	348	—	—	—	348

U.S. Government
Interest rate	39	—	$(1)	—	38

Total	39	—	(1)	—	38

GNMA
Interest rate	25	—	(27)	$1	(1)

Total	25	—	(27)	1	(1)

Core Bond
Interest rate	(1,465)	—	(47)	427	(1,085)
Foreign exchange	—	146	—	—	146

Total	(1,465)	146	(47)	427	(939)

Corporate Bond
Interest rate	251	—	—	—	251

Total	251	—	—	—	251

Strategic Income
Interest rate	(282)	—	(82)	71	(293)
Foreign exchange	—	197	—	—	197

Total	(282)	197	(82)	71	(96)

Absolute Return Bond
Credit	—	—	—	(396)	(396)
Equity	—	—	(774)	—	(774)
Interest rate	(3,945)	—	619	—	(3,326)
Foreign exchange	—	(2,108)	—	—	(2,108)

Total	(3,945)	(2,108)	(155)	(396)	(6,604)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Securitized Income
Interest rate	51	—	—	—	51
Foreign exchange	—	98	—	—	98

Total	51	98	—	—	149

Floating Rate
Foreign exchange	—	(26)	—	—	(26)

Total	—	(26)	—	—	(26)

High Income
Credit	—	—	—	$(1,114)	$(1,114)
Interest rate	$379	—	—	25	404
Foreign exchange	—	$(109)	—	—	(109)

Total	379	(109)	—	(1,089)	(819)

California Municipal Social Impact
Interest rate	(17)	—	—	—	(17)

Total	(17)	—	—	—	(17)

Global Low Duration
Interest rate	12	—	—	—	12

Total	12	—	—	—	12

Global Fixed Income
Interest rate	(186)	—	$(41)	136	(91)
Foreign exchange	—	1,370	—	—	1,370

Total	(186)	1,370	(41)	136	1,279

Emerging Markets Bond
Interest rate	280	—	—	(12)	268
Foreign exchange	—	(6,371)	—	—	(6,371)

Total	280	(6,371)	—	(12)	(6,103)

Emerging Markets Local Bond
Interest rate	—	—	—	8	8
Foreign exchange	—	(520)	—	—	(520)

Total	—	(520)	—	8	(512)

Emerging Markets Corporate Bond
Credit	—	—	—	65	65
Interest rate	(206)	—	—	—	(206)
Foreign exchange	—	(59)	—	—	(59)

Total	(206)	(59)	—	65	(200)

Managed Income
Credit	—	—	—	198	198
Equity	—	—	(28)	—	(28)
Interest rate	(741)	—	52	—	(689)
Foreign exchange	—	(610)	—	—	(610)

Total	$(741)	$(610)	$24	$198	$(1,129)

Equity Income
Equity	—	—	601	—	601
Interest rate	4,137	—	—	—	4,137
Foreign exchange	—	925	—	—	925

Total	4,137	925	601	—	5,663

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.
3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gains (losses) on investments.
4	Net realized gains (losses) from swap contracts.

Semi-Annual Financial Statements and Other Information  147

Notes to Financial Statements continued

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended April 30, 2026 (000s)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]		Swaps[8]	Total
Limited Maturity
Foreign exchange	—	$(28)		—	—	$(28)

Total	—	(28)		—	—	(28)

Low Duration
Interest rate	$(2,120)	—		$(235)	—	(2,356)

Total	(2,120)	—		(235)	—	(2,356)

U.S. Government
Interest rate	(251)	—		(30)	—	(280)

Total	(251)	—		(30)	—	(280)

GNMA
Interest rate	(107)	—		10	—	(97)

Total	(107)	—		10	—	(97)

Core Bond
Interest rate	(5,890)	—	24$		846	(5,020)
Foreign exchange	—	(398)		—	—	(398)

Total	(5,890)	(398)		24	846	(5,418)

Corporate Bond
Interest rate	(1,070)	—		—	—	(1,070)
Foreign exchange	—	56		—	—	56

Total	(1,070)	56		—	—	(1,014)

Strategic Income
Interest rate	69	—		5	150	224
Foreign exchange	—	(268)		—	—	(268)

Total	69	(268)		5	150	(44)

Absolute Return Bond
Credit	—	—		—	(27)	(27)
Equity	—	—		120	—	120
Interest rate	1,028	—		—	—	1,028
Foreign exchange	—	(1,889)		(16)	—	(1,905)

Total	1,028	(1,889)		104	(27)	(784)

Securitized Income
Interest rate	(207)	—		—	—	(207)
Foreign exchange	—	(138)		—	—	(138)

Total	(207)	(138)		—	—	(345)

Floating Rate
Foreign exchange	—	(16)		—	—	(16)

Total	—	(16)		—	—	(16)

High Income
Credit	—	—		—	58	58
Interest rate	(941)	—		—	80	(861)
Foreign exchange	—	(448)		—	—	(448)

Total	(941)	(448)		—	138	(1,251)

California Municipal Social Impact
Interest rate	(243)	—		(11)	—	(254)

Total	(243)	—		(11)	—	(254)

Global Low Duration
Interest rate	(115)	—		(11)	—	(126)

Total	(115)	—		(11)	—	(126)

Global Fixed Income
Interest rate	(521)	—		(3)	(232)	(756)
Foreign exchange	—	(2,145)		—	—	(2,145)

Total	(521)	(2,145)		(3)	(232)	(2,901)

Emerging Markets Bond
Interest rate	(2,197)	—		—	(3)	(2,200)
Foreign exchange	—	(1,137)		—	—	(1,137)

Total	(2,197)	(1,137)		—	(3)	(3,337)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Emerging Markets Local Bond
Interest rate	—	—	—	$(95)	$(95)
Foreign exchange	—	$76	—	—	76

Total	—	76	—	(95)	(19)

Emerging Markets
Corporate Bond
Credit	—	—	—	(41)	(41)
Interest rate	$(53)	—	—	—	(53)
Foreign exchange	—	(66)	—	—	(66)

Total	(53)	(66)	—	(41)	(160)

Managed Income
Credit	—	—	—	(16)	(16)
Equity	—	—	$6	—	6
Interest rate	42	—	—	—	42
Foreign exchange	—	(247)	—	—	(247)

Total	$42	$(247)	$6	$(16)	$(215)

Equity Income
Equity	2,261	—	(658)	—	1,603
Foreign exchange	—	(2,423)	—	—	(2,423)

Total	2,261	(2,423)	(658)	—	(820)

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2026 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Core Bond	1%	0%	40%	0%
Strategic Income	3%	0%	38%	0%
Absolute Return Bond	27%	4%	0%	0%
Securitized Income	3%	0%	0%	0%
Floating Rate	1%	0%	0%	0%
High Income	2%	2%	2%	0%
Global Fixed Income	50%	0%	3244%	0%
Emerging Markets Bond	26%	0%	12%	0%
Emerging Markets Local Bond	55%	0%	271%	0%
Emerging Markets Corporate Bond	11%	1%	0%	0%
Managed Income	34%	3%	0%	0%
Equity Income	4%	0%	0%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

148  Payden Mutual Funds

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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Notes to Financial Statements continued

At April 30, 2026, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Global Fixed Income
Derivative Financial Instruments:
Centrally Cleared Swaps	—	$25
Futures Contracts	$84	26
Forward Currency Contracts	428	1,437
Purchased Options	461	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	973	1,488

Derivatives not subject to a MNA	(628)	(79)

Total derivative assets and liabilities subject to a MNA	$345	$1,409

Emerging Markets Local Bond
Derivative Financial Instruments:
Centrally Cleared Swaps	2	—
Forward Currency Contracts	499	735

	Assets	Liabilities
Total derivative assets and liabilities in the Statements of Assets and Liabilities	501	735

Derivatives not subject to a MNA	(155)	(67)

Total derivative assets and liabilities subject to a MNA	$346	$668

Managed Income
Derivative Financial Instruments:
Centrally Cleared Swaps	—	$287
Futures Contracts	$90	74
Forward Currency Contracts	336	529
Purchased Options	131	—
Written OPtions	—	38

Total derivative assets and liabilities in the Statements of Assets and Liabilities	557	928

Derivatives not subject to a MNA	(265)	(552)

Total derivative assets and liabilities subject to a MNA	$292	$376

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2026 (000s):

Global Fixed Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$54	—	—	—	$54
BNP PARIBAS	192	$(192)	—	—	—
HSBC Bank USA, N.A.	99	(99)	—	—	—

Total	$345	$(291)	—	—	$54

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
BNP PARIBAS	979	(192)	—	—	787
HSBC Bank USA, N.A.	430	(99)	—	—	331

Total	$1,409	$(291)	—	—	$1,118

Emerging Markets Local Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	68	(63)	—	—	5
BNP PARIBAS	174	(174)	—	—	—
HSBC Bank USA, N.A.	104	(39)	—	—	65

Total	$346	$(276)	—	—	$70

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	63	(63)	—	—	–
BNP PARIBAS	566	(174)	—	—	392
HSBC Bank USA, N.A.	39	(39)	—	—	–

Total	$668	$(276)	—	—	$392

150  Payden Mutual Funds

Managed Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$31	$(3)	—	—	$28
BNP PARIBAS	67	(67)	—	—	—
HSBC Bank USA, N.A.	194	(140)	—	—	54

Total	$292	$(210)	—	—	$82

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	3	(3)	—	—	–
BNP PARIBAS	233	(67)	—	—	166
HSBC Bank USA, N.A.	140	(140)	—	—	–

Total	$376	$(210)	—	—	$166

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable from the counterparty in the event of default.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York, the Funds (except Cash Reserves Money Market)

may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statements of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right

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Notes to Financial Statements continued

of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Social Impact Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2026, the Funds did not record any liability for uncertain tax positions.

Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2026, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Payden funds except the Cash Reserves Money Market Fund invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations.

The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2025	Purchases	Sales	Dividends	Value April 30, 2026	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)
Cash Reserves Money Market Fund
Limited Maturity	$20,843,103	$339,845,870	$355,369,936	$197,088	$5,319,037	—	—
Low Duration	13,658,334	223,244,208	227,810,005	143,803	9,092,537	—	—
U.S. Government	1,270,765	7,673,840	7,406,879	17,243	1,537,726	—	—
GNMA	1,473,363	13,702,494	13,625,744	33,042	1,550,113	—	—
Core Bond	23,213,365	223,396,964	233,050,773	156,774	13,559,556	—	—
Corporate Bond	11,667,370	88,636,432	91,863,973	127,755	8,439,579	—	—
Strategic Income	9,057,217	59,442,825	62,000,990	51,167	6,499,052	—	—
Absolute Return Bond	7,887,069	190,349,665	190,704,638	109,751	7,532,096	—	—

152  Payden Mutual Funds

Fund	Value October 31, 2025	Purchases	Sales	Dividends	Value April 30, 2026	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)
Securitized Income	$3,652,834	$44,570,209	$46,351,185	$52,001	$1,871,858	—	—
Floating Rate	125,821	32,036,658	28,347,816	113,862	3,814,663	—	—
High Income	73,474,027	332,698,785	339,743,870	628,173	66,428,942	—	—
California Municipal Social Impact	4,803,131	118,103,615	112,754,463	152,963	10,152,283	—	—
Global Low Duration	1,079,162	8,913,079	9,611,912	11,008	380,329	—	—
Global Fixed Income	4,023,586	25,463,105	27,808,407	36,260	1,678,284	—	—
Emerging Markets Bond	25,621,678	374,855,247	366,552,963	378,568	33,923,962	—	—
Emerging Markets Local Bond	270,003	41,622,666	40,196,220	35,101	1,696,449	—	—
Emerging Markets Corporate Bond	7,860,188	38,374,183	42,242,793	54,167	3,991,578	—	—
Managed Income	2,021,500	42,171,121	40,462,652	21,110	3,729,969	—	—
Equity Income	11,684,253	168,180,559	167,689,268	225,177	12,175,544	—	—
Payden Emerging Markets Local Bond Fund - SI Class
Core Bond	8,669,004	—	—	346,938	8,580,000	—	($89,004)
Strategic Income	1,919,710	—	—	76,828	1,900,000	—	(19,710)
Absolute Return Bond	19,892,018	9,689,000	—	897,789	29,346,729	—	(234,289)
Global Fixed Income	2,414,793	—	—	96,641	2,390,000	—	(24,793)
Managed Income	3,868,143	1,711,000	—	172,764	5,534,121	—	(45,022)
Payden Emerging Market Corporate Bond Fund - SI Class
Core Bond	13,560,941	—	7,477	423,377	13,469,003	—	(84,461)
Corporate Bond	5,218,160	—	2,877	162,913	5,182,783	—	(32,400)
Strategic Income	900,983	—	498	28,129	894,874	—	(5,611)
Global Fixed Income	1,298,475	—	846	40,539	1,289,672	—	(7,957)
Floating Rate Fund - SI Class
Limited Maturity	26,251,402	—	—	878,863	26,033,321	—	(218,081)
Global Fixed Income	1,412,742	—	—	47,297	1,401,006	—	(11,737)

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations. There were no custodian credits applicable to any fund during the period ended April 30, 2026.

Line of Credit

The Payden funds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $75 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

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Notes to Financial Statements continued

	Adviser Fees				Investor/Institutional Class		SI Class
	Between $0-500 Million	Between $0.5-1 Billion	Between $1-2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit	3 Year Deferred Expense Subsidy
								FY 2024	FY 2025	FY 2026
Cash Reserves Money
Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a	$581,600	$566,010	$231,515
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.30%	0.25%	5,245,262	4,977,955	2,493,477
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	0.38%	1,553,351	1,172,096	632,306
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a	156,077	176,079	67,877
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	0.45%	n/a	213,246	190,742	93,460
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%	708,437	707,286	311,879
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	0.55%	296,367	204,578	156,682
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	498,236	520,106	253,984
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.47%	1,528,827	1,600,449	818,795
Securitized Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	—	274,593	182,850
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.60%	367,538	430,325	205,164
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	0.55%	427,137	328,086	302,873
California Municipal Social Impact	0.32%	0.32%	0.25%	0.25%	0.80%	0.45%	n/a	376,481	351,308	225,945
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a	149,909	161,835	82,029
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	0.55%	163,424	139,136	62,183
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%	250,752	184,991	30,172
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	0.75%	219,514	278,041	129,472
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%	262,376	339,034	151,660
Managed Income	1.10%	1.10%	1.10%	1.10%	1.25%	0.65%	0.65%	1,004,087	1,194,589	557,132
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%	870,169	781,601	373,768

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2027 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statements of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Limited Maturity, Low Duration, Core Bond, Corporate Bond, Strategic Income, Absolute Return Bond, High Income, Floating Rate, California Municipal Social Impact, Emerging Markets Bond, Managed Income and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and Retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

154  Payden Mutual Funds

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds. The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 —Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Mortgage Backed	—	—	$5,230	—	—	—	$5,230
Repurchase Agreements	—	—	126,000	—	—	—	126,000
U.S. Government	—	—	36,208	—	—	—	36,208
U.S. Treasury	—	—	174,986	—	—	—	174,986
Investment Company	$3,839	—	—	—	—	—	3,839

Total	$3,839	—	$342,424	—	—	—	$346,263

Limited Maturity
Asset Backed	—	—	515,887	—	—	—	515,887
Commercial Paper	—	—	24,997	—	—	—	24,997
Corporate Bond	—	—	745,176	—	—	—	745,176
Mortgage Backed	—	—	433,217	—	—	—	433,217
U.S. Government	—	—	421,096	—	—	—	421,096
Investment Company	31,353	—	—	—	—	—	31,353

Total	$31,353	—	$2,140,373	—	—	—	$2,171,726

Low Duration
Asset Backed	—	—	142,959	—	—	—	142,959
Corporate Bond	—	—	250,990	—	—	—	250,990
Mortgage Backed	—	—	182,608	—	—	—	182,608
Municipal	—	—	10,162	—	—	—	10,162
U.S. Government	—	—	181,368	—	—	—	181,368
Swaptions Purchased	—	—	3,816	—	—	—	3,816
Investment Company	9,093	—	—	—	—	—	9,093

Total	$9,093	—	$771,903	—	—	—	$780,996

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Notes to Financial Statements continued

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
U.S. Government
Mortgage Backed	—	—	$27,953	—	—	—	$27,953
U.S. Government	—	—	27,901	—	—	—	27,901
Options Purchased	$1	—	—	—	—	—	1
Swaptions Purchased	—	—	279	—	—	—	279
Investment Company	1,538	—	—	—	—	—	1,538

Total	$1,539	—	$56,133	—	—	—	$57,672

GNMA
Mortgage Backed	—	—	102,375	—	—	—	102,375
Investment Company	1,550	—	—	—	—	—	1,550

Total	$1,550	—	$102,375	—	—	—	$103,925

Core Bond
Asset Backed	—	—	53,236	—	—	—	53,236
Bank Loans	—	—	8,275	—	—	—	8,275
Corporate Bond	—	—	366,075	—	—	—	366,075
Foreign Government	—	—	30,982	—	—	—	30,982
Mortgage Backed	—	—	363,315	—	—	—	363,315
Municipal	—	—	21,478	—	—	—	21,478
U.S. Government	—	—	167,676	—	—	—	167,676
Swaptions Purchased	—	—	4,642	—	—	—	4,642
Investment Company	35,609	—	—	—	—	—	35,609

Total	$35,609	—	$1,015,679	—	—	—	$1,051,288

Corporate Bond
Asset Backed	—	—	13,473	—	—	—	13,473
Bank Loans	—	—	122	—	—	—	122
Corporate Bond	—	—	312,287	—	—	—	312,287
Foreign Government	—	—	2,067	—	—	—	2,067
Mortgage Backed	—	—	44,470	—	—	—	44,470
Municipal	—	—	1,009	—	—	—	1,009
Investment Company	13,622	—	—	—	—	—	13,622

Total	$13,622	—	$373,428	—	—	—	$387,050

Strategic Income
Asset Backed	—	—	11,666	—	—	—	11,666
Bank Loans	—	—	3,284	—	—	—	3,284
Corporate Bond	—	—	70,249	—	—	—	70,249
Foreign Government	—	—	6,947	—	—	—	6,947
Mortgage Backed	—	—	37,521	—	—	—	37,521
Municipal	—	—	3,032	—	—	—	3,032
U.S. Government	—	—	44,151	—	—	—	44,151
Preferred Stock	1,011	—	—	—	—	—	1,011
Swaptions Purchased	—	—	949	—	—	—	949
Investment Company	9,294	—	—	—	—	—	9,294

Total	$10,305	—	$177,799	—	—	—	$188,104

Absolute Return Bond
Asset Backed	—	—	75,017	—	—	—	75,017
Bank Loans	—	—	74,292	—	—	—	74,292
Corporate Bond	—	—	144,027	—	—	—	144,027
Foreign Government	—	—	82,071	—	—	—	82,071
Mortgage Backed	—	—	190,353	—	—	—	190,353
U.S. Government	—	—	15,599	—	—	—	15,599
Options Purchased	485	—	—	—	—	—	485
OTC Options Purchase	—	—	59	—	—	—	59
Investment Company	36,879	—	—	—	—	—	36,879

Total	$37,364	—	$581,418	—	—	—	$618,782

Securitized Income
Asset Backed	—	—	41,140	—	—	—	41,140
Mortgage Backed	—	—	75,676	—	—	—	75,676
Investment Company	1,872	—	—	—	—	—	1,872

Total	$1,872	—	$116,816	—	—	—	$118,688

156  Payden Mutual Funds

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$1,598	—	—	—	$1,598
Bank Loans	—	—	111,661	—	—	—	111,661
Corporate Bond	—	—	11,024	—	—	—	11,024
Investment Company	$3,815	—	—	—	—	—	3,815

Total	$3,815	—	$124,283	—	—	—	$128,098

High Income
Asset Backed	—	—	4,664	—	—	—	4,664
Bank Loans	—	—	50,045	—	—	—	50,045
Corporate Bond	—	—	1,041,716	—	—	—	1,041,716
Mortgage Backed	—	—	7,783	—	—	—	7,783
Investment Company	66,429	—	—	—	—	—	66,429

Total	$66,429	—	$1,104,208	—	—	—	$1,170,637

California Municipal Social Impact
Mortgage Backed	—	—	1,662	—	—	—	1,662
Municipal	—	—	315,084	—	—	—	315,084
Swaptions Purchased	—	—	1,447	—	—	—	1,447
Investment Company	10,152	—	—	—	—	—	10,152

Total	$10,152	—	$318,193	—	—	—	$328,345

Global Low Duration
Asset Backed	—	—	5,643	—	—	—	5,643
Corporate Bond	—	—	14,971	—	—	—	14,971
Foreign Government	—	—	5,571	—	—	—	5,571
Mortgage Backed	—	—	7,791	—	—	—	7,791
Municipal	—	—	519	—	—	—	519
U.S. Government	—	—	1,390	—	—	—	1,390
Swaptions Purchased	—	—	180	—	—	—	180
Investment Company	380	—	—	—	—	—	380

Total	$380	—	$36,065	—	—	—	$36,445

Global Fixed Income
Asset Backed	—	—	11,745	—	—	—	11,745
Bank Loans	—	—	293	—	—	—	293
Corporate Bond	—	—	46,346	—	—	—	46,346
Foreign Government	—	—	45,545	—	—	—	45,545
Mortgage Backed	—	—	27,201	—	—	—	27,201
Municipal	—	—	2,484	—	—	—	2,484
U.S. Government	—	—	6,582	—	—	—	6,582
Swaptions Purchased	—	—	461	—	—	—	461
Investment Company	6,759	—	—	—	—	—	6,759

Total	$6,759	—	$140,657	—	—	—	$147,416

Emerging Markets Bond
Corporate Bond	—	—	185,491	—	—	—	185,491
Foreign Government	—	—	788,123	—	—	—	788,123
U.S. Government	—	—	9,844	—	—	—	9,844
Investment Company	33,924	—	—	—	—	—	33,924

Total	$33,924	—	$983,458	—	—	—	$1,017,382

Emerging Markets Local Bond
Corporate Bond	—	—	15,461	—	—	—	15,461
Foreign Government	—	—	99,426	—	—	—	99,426
Investment Company	1,696	—	—	—	—	—	1,696

Total	$1,696	—	$114,887	—	—	—	$116,583

Emerging Markets Corporate Bond
Asset Backed	—	—	834	—	—	—	834
Bank Loans	—	—	336	—	—	—	336
Corporate Bond	—	—	74,173	—	—	—	74,173
Foreign Government	—	—	7,278	—	—	—	7,278
Mortgage Backed	—	—	520	—	—	—	520
Common Stock	–	—	196	—	–	—	196
Investment Company	3,992	—	—	—	—	—	3,992

Total	$3,992	—	$83,337	—	–	—	$87,329

Semi-Annual Financial Statements and Other Information  157

Notes to Financial Statements continued

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Managed Income
Asset Backed	—	—	$7,153	—	—	—	$7,153
Bank Loans	—	—	15,942	—	—	—	15,942
Corporate Bond	—	—	41,773	—	—	—	41,773
Foreign Government	—	—	14,392	—	—	—	14,392
Mortgage Backed	—	—	33,387	—	—	—	33,387
U.S. Government	—	—	1,292	—	—	—	1,292
Options Purchased	$131	—	—	—	—	—	131
Investment Company	9,264	—	—	—	—	—	9,264

Total	$9,395	—	$113,939	—	—	—	$123,334

Equity Income
Corporate Bond	—	—	24,544	—	—	—	24,544
Common Stock	915,952	—	39,296	—	—	—	955,248
Master Limited Partnership	35,843	—	—	—	—	—	35,842
Real Estate Investment Trust	35,713	—	—	—	—	—	35,713
Investment Company	12,176	—	—	—	—	—	12,176

Total	$999,684	—	$63,840	—	—	—	$1,063,523

158  Payden Mutual Funds

	Other Financial Instruments[1]

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$21	$(6)	—	—	$15

Total	—	—	21	(6)	—	—	15

Low Duration
Futures	9	(2,185)	—	—	—	—	(2,176)

Total	9	(2,185)	—	—	—	—	(2,176)

U.S. Government
Futures	—	(248)	—	—	—	—	(248)

Total	—	(248)	—	—	—	—	(248)

GNMA
Futures	—	(87)	—	—	—	—	(87)

Total	—	(87)	—	—	—	—	(87)

Core Bond
Forward currency contracts	—	—	—	(74)	—	—	(74)
Futures	—	(4,412)	—	—	—	—	(4,412)
Swaps	—	—	3,905	(2,742)	—	—	1,163

Total	—	(4,412)	3,905	(2,816)	—	—	(3,323)

Corporate Bond
Forward currency contracts	—	—	56	—	—	—	56
Futures	208	(1,313)	—	—	—	—	(1,105)

Total	208	(1,313)	56	—	—	—	(1,049)

Strategic Income
Forward currency contracts	—	—	—	(69)	—	—	(69)
Futures	454	(198)	—	—	—	—	256
Swaps	—	—	689	(489)	—	—	200

Total	454	(198)	689	(558)	—	—	387

Absolute Return Bond
Forward currency contracts	—	—	1,487	(2,455)	—	—	(968)
Futures	2,165	(2,262)	—	—	—	—	(97)
Options written	—	(141)	—	(10)	—	—	(151)

Total	2,165	(2,403)	1,487	(2,465)	—	—	(1,216)

Securitized Income
Forward currency contracts	—	—	1	(60)	—	—	(59)
Futures	—	(217)	—	—	—	—	(217)

Total	—	(217)	1	(60)	—	—	(276)

Floating Rate
Forward currency contracts	—	—	–	(2)	—	—	(2)

Total	—	—	–	(2)	—	—	(2)

High Income
Forward currency contracts	—	—	—	(65)	—	—	(65)
Futures	—	(751)	—	—	—	—	(751)
Swaps	—	—	36	(82)	—	—	(46)

Total	—	(751)	36	(147)	—	—	(862)

California Municipal Social Impact
Futures	—	(243)	—	—	—	—	(243)

Total	—	(243)	—	—	—	—	(243)

Global Low Duration
Futures	–	(118)	—	—	—	—	(118)

Total	–	(118)	—	—	—	—	(118)

Global Fixed Income
Forward currency contracts	—	—	428	(1,437)	—	—	(1,009)
Futures	179	(695)	—	—	—	—	(516)
Swaps	—	—	470	(316)	—	—	154

Total	179	(695)	898	(1,753)	—	—	(1,371)

Semi-Annual Financial Statements and Other Information  159

Notes to Financial Statements continued

	Other Financial Instruments[1]

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Bond
Forward currency contracts	—	—	1,825	(4,182)	—	—	(2,357)
Futures	77	(1,838)	—	—	—	—	(1,761)
Swaps	—	—	320	(494)	—	—	(174)

Total	77	(1,838)	2,145	(4,676)	—	—	(4,292)

Emerging Markets Local Bond
Forward currency contracts	—	—	499	(735)	—	—	(236)
Swaps	—	—	9	(103)	—	—	(94)

Total	—	—	508	(838)	—	—	(330)

Emerging Markets Corporate Bond
Forward currency contracts	—	—	101	(151)	—	—	(50)
Futures	62	(112)	—	—	—	—	(50)
Swaps	—	—	—	(14)	—	—	(14)

Total	62	(112)	101	(165)	—	—	(114)

Managed Income
Forward currency contracts	—	—	336	(529)	—	—	(193)
Futures	320	(565)	—	—	—	—	(245)
Options written	—	(38)	—	—	—	—	(38)

Total	320	(603)	336	(529)	—	—	(476)

Equity Income
Forward currency contracts	—	—	66	(813)	—	—	(747)
Futures	3,142	(881)	—	—	—	—	2,261
Options written	—	(2,903)	—	—	—	—	(2,903)

Total	3,142	(3,784)	66	(813)	—	—	(1,389)

1

Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise.

At October 31, 2025, the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

Total
Cash Reserves Money Market	$25
Low Duration	43,067
U.S. Government	9,324
GNMA	53,551
Core Bond	146,679
Corporate Bond	35,205
Strategic Income	9,025
Absolute Return Bond	49,612
Floating Rate	10,268
High Income	53,497
California Municipal Social Impact	4,531
Global Low Duration	2,090
Global Fixed Income	30,382
Emerging Markets Bond	197,883
Emerging Markets Local Bond	25,405
Emerging Markets Corporate Bond	5,817
Managed Income	11,469

160  Payden Mutual Funds

At April 30, 2026, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$346,263	—	—	—
Limited Maturity	2,170,531	$5,560	$(4,457)	$1,103
Low Duration	783,980	3,373	(8,544)	(5,171)
U.S. Government	57,914	220	(710)	(490)
GNMA	106,987	517	(3,666)	(3,149)
Core Bond	1,067,521	12,245	(34,117)	(21,872)
Corporate Bond	400,201	3,006	(17,206)	(14,200)
Strategic Income	190,448	2,904	(5,345)	(2,441)
Absolute Return Bond	626,706	8,887	(19,453)	(10,566)
Securitized Income	118,855	246	(689)	(443)
Floating Rate	129,166	1,013	(2,085)	(1,072)
High Income	1,165,113	20,123	(15,877)	4,246
California Municipal Social Impact	325,382	4,193	(1,473)	2,720
Global Low Duration	37,220	168	(1,061)	(893)
Global Fixed Income	153,359	4,733	(12,172)	(7,439)
Emerging Markets Bond	990,830	53,742	(30,644)	23,098
Emerging Markets Local Bond	116,068	5,381	(5,215)	166
Emerging Markets Corporate Bond	85,904	2,473	(1,101)	1,372
Managed Income	123,384	2,088	(2,765)	(677)
Equity Income	804,793	265,134	(7,729)	257,405

6. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no events have occurred that require disclosure.

Semi-Annual Financial Statements and Other Information  161

Financial Highlights

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2026		2025		2024		2023		2022
Net asset value — beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment activities:
Net investment income	0.02		0.03		0.05		0.04		0.01
Net realized and unrealized gains (losses)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	0.00 (1)

Total from investment activities	0.02		0.03		0.05		0.04		0.01

Distributions to shareholders:
From net investment income	(0.02)		(0.03)		(0.05)		(0.04)		(0.01)

Total distributions to shareholders	(0.02)		(0.03)		(0.05)		(0.04)		(0.01)

Net asset value — end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	1.77	%(2)	4.20%		5.20%		4.57%		0.78%

Ratios/supplemental data:
Net assets, end of period (000s)	$345,095		$383,762		$482,687		$446,743		$475,935
Ratio of gross expense to average net assets	0.38	%(3)	0.38%		0.38%		0.38%		0.37%
Ratio of net expense to average net assets	0.25	%(3)	0.25%		0.25%		0.25%		0.18%
Ratio of investment income less gross expenses to average net assets	3.41	%(3)	4.00%		4.96%		4.34%		0.57%
Ratio of net investment income to average net assets	3.54	%(3)	4.13%		5.08%		4.47%		0.76%
Portfolio turnover rate	n/a		n/a		n/a		n/a		n/a
The Fund commenced operations on December 17, 1997. (1) Amount is less than $0.005. (2) Not annualized. (3) Annualized.
	Payden Limited Maturity Fund - Investor Class
	2026		2025		2024		2023		2022
Net asset value — beginning of period	$9.56		$9.56		$9.46		$9.36		$9.51

Income (loss) from investment activities:
Net investment income	0.21		0.47		0.54		0.44		0.10
Net realized and unrealized gains (losses)	(0.03)		0.01		0.08		0.11		(0.14)

Total from investment activities	0.18		0.48		0.62		0.55		(0.04)

Distributions to shareholders:
From net investment income	(0.21)		(0.48)		(0.52)		(0.41)		(0.11)
From net realized gains	—		—		—		(0.04)		—
Return of capital	—		—		—		(0.00	)(1)	—

Total distributions to shareholders	(0.21)		(0.48)		(0.52)		(0.45)		(0.11)

Net asset value — end of period	$9.53		$9.56		$9.56		$9.46		$9.36

Total return	1.90	%(2)	5.16%		6.68%		5.76%		(0.41)%

Ratios/supplemental data:
Net assets, end of period (000s)	$577,057		$621,994		$547,456		$641,777		$546,444
Ratio of gross expense to average net assets	0.50	%(3)	0.51%		0.52%		0.48%		0.52%
Ratio of net expense to average net assets	0.30	%(3)	0.30%		0.28%		0.25%		0.25%
Ratio of investment income less gross expenses to average net assets	4.26	%(3)	4.68%		5.33%		4.18%		0.74%
Ratio of net investment income to average net assets	4.47	%(3)	4.89%		5.56%		4.42%		1.02%
Portfolio turnover rate	31	%(2)	60%		76%		80%		36%

The Fund commenced operations on April 29, 1994.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

162  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Limited Maturity Fund - SI Class
	2026		2025	2024		2023		2022
Net asset value — beginning of period	$9.56		$9.56	$9.46		$9.37		$9.52

Income (loss) from investment activities:
Net investment income	0.21		0.48	0.53		0.44		0.10
Net realized and unrealized gains (losses)	(0.02)		0.01	0.09		0.10		(0.14)

Total from investment activities	0.19		0.49	0.62		0.54		(0.04)

Distributions to shareholders:
From net investment income	(0.21)		(0.49)	(0.52)		(0.40)		(0.11)
From net realized gains	—		—	—		(0.05)		—
Return of capital	—		—	—		(0.00	)(1)	—

Total distributions to shareholders	(0.21)		(0.49)	(0.52)		(0.45)		(0.11)

Net asset value — end of period	$9.54		$9.56	$9.56		$9.46		$9.37

Total return	2.04	%(2)	5.22%	6.73%		5.70%		(0.36)%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,595,330		$1,481,320	$1,400,815		$1,318,397		$1,325,844
Ratio of gross expense to average net assets	0.50	%(3)	0.51%	0.52%		0.49%		0.53%
Ratio of net expense to average net assets	0.25	%(3)	0.25%	0.23%		0.20%		0.20%
Ratio of investment income less gross expenses to average net assets	4.26	%(3)	4.71%	5.35%		4.15%		0.79%
Ratio of net investment income to average net assets	4.51	%(3)	4.97%	5.63%		4.44%		1.12%
Portfolio turnover rate	31	%(2)	60%	76%		80%		36%
The Class commenced operations on June 30, 2021.
	Payden Limited Maturity Fund - Adviser Class
	2026		2025	2024
Net asset value — beginning of period	$9.54		$9.55	$9.49

Income (loss) from investment activities:
Net investment income (loss)	0.22		(2.37)	0.41
Net realized and unrealized gains (losses)	(0.05)		2.82	0.05

Total from investment activities	0.17		0.45	0.46

Distributions to shareholders:
From net investment income	(0.20)		(0.46)	(0.40)

Total distributions to shareholders	(0.20)		(0.46)	(0.40)

Net asset value — end of period	$9.51		$9.54	$9.55

Total return	1.81	%(2)	4.79%	4.99	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(4)	$7	$—	(4)
Ratio of gross expense to average net assets	0.71	%(3)	0.71%	—	(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55%	—	(3)
Ratio of investment income less gross expenses to average net assets	4.09	%(3)	4.32%	4.61	%(3)
Ratio of net investment income to average net assets	4.26	%(3)	4.49%	4.61	%(3)
Portfolio turnover rate	31	%(2)	60%	76	%(2)

The Class commenced operations on November 30, 2023.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

(4) Amount is less than $500.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  163

Financial Highlights continued

	Payden Low Duration Fund - Investor Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.87		$9.78	$9.53	$9.47	$10.12

Income (loss) from investment activities:
Net investment income	0.21		0.42	0.40	0.31	0.13
Net realized and unrealized gains (losses)	(0.08)		0.10	0.26	0.08	(0.60)

Total from investment activities	0.13		0.52	0.66	0.39	(0.47)

Distributions to shareholders:
From net investment income	(0.21)		(0.43)	(0.41)	(0.32)	(0.14)
From net realized gains	—		—	—	—	(0.03)
Return of capital	—		—	—	(0.01)	(0.01)

Total distributions to shareholders	(0.21)		(0.43)	(0.41)	(0.33)	(0.18)

Net asset value — end of period	$9.79		$9.87	$9.78	$9.53	$9.47

Total return	1.37	%(1)	5.39%	7.05%	4.16%	(4.65)%

Ratios/supplemental data:
Net assets, end of period (000s)	$441,222		$455,502	$524,087	$572,864	$901,416
Ratio of gross expense to average net assets	0.57	%(2)	0.54%	0.57%	0.53%	0.53%
Ratio of net expense to average net assets	0.43	%(2)	0.43%	0.43%	0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	4.23	%(2)	4.22%	4.07%	3.20%	1.27%
Ratio of net investment income to average net assets	4.36	%(2)	4.32%	4.20%	3.30%	1.37%
Portfolio turnover rate	54	%(1)	74%	63%	102%	98%
The Fund commenced operations on December 31, 1993.

	Payden Low Duration Fund - SI Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.87		$9.78	$9.53	$9.47	$9.92

Income (loss) from investment activities:
Net investment income	0.22		0.45	0.43	0.33	0.12
Net realized and unrealized gains (losses)	(0.08)		0.07	0.24	0.06	(0.45)

Total from investment activities	0.14		0.52	0.67	0.39	(0.33)

Distributions to shareholders:
From net investment income	(0.22)		(0.43)	(0.42)	(0.32)	(0.11)
Return of capital	—		—	—	(0.01)	(0.01)

Total distributions to shareholders	(0.22)		(0.43)	(0.42)	(0.33)	(0.12)

Net asset value — end of period	$9.79		$9.87	$9.78	$9.53	$9.47

Total return	1.39	%(1)	5.44%	7.10%	4.21%	(3.34	)%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$341,812		$349,109	$449,960	$456,251	$321,719
Ratio of gross expense to average net assets	0.57	%(2)	0.54%	0.57%	0.53%	0.55	%(2)
Ratio of net expense to average net assets	0.38	%(2)	0.38%	0.38%	0.38%	0.38	%(2)
Ratio of investment income less gross expenses to average net assets	4.23	%(2)	4.36%	4.20%	3.40%	1.72	%(2)
Ratio of net investment income to average net assets	4.41	%(2)	4.52%	4.39%	3.54%	1.88	%(2)
Portfolio turnover rate	54	%(1)	74%	63%	102%	98	%(1)

The Class commenced operations on February 28, 2022.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

164  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Low Duration Fund - Adviser Class
	2026		2025	2024
Net asset value — beginning of period	$9.89		$9.79	$9.62

Income (loss) from investment activities:
Net investment income	0.21		0.39	0.36
Net realized and unrealized gains (losses)	(0.08)		0.08	0.17

Total from investment activities	0.13		0.47	0.53

Distributions to shareholders:
From net investment income	(0.22)		(0.37)	(0.36)

Total distributions to shareholders	(0.22)		(0.37)	(0.36)

Net asset value — end of period	$9.80		$9.89	$9.79

Total return	1.32	%(1)	4.84%	5.64	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(2)	$— (2)	$—	(2)
Ratio of gross expense to average net assets	0.02	%(3)	—	0.02	%(3)
Ratio of net expense to average net assets	—	(3)	—	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	4.50	%(3)	3.99%	4.07	%(3)
Ratio of net investment income to average net assets	4.52	%(3)	3.99%	4.08	%(3)
Portfolio turnover rate	54	%(1)	74%	63	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Amount is less than $500. (3) Annualized.
	Payden U.S. Government Fund
	2026		2025	2024		2023	2022
Net asset value — beginning of period	$9.53		$9.38	$9.16		$9.30	$10.29

Income (loss) from investment activities:
Net investment income	0.18	(1)	0.36 (1)	0.35	(1)	0.31 (1)	0.24 (1)
Net realized and unrealized gains (losses)	(0.07)		0.14	0.22		(0.14)	(0.97)

Total from investment activities	0.11		0.50	0.57		0.17	(0.73)

Distributions to shareholders:
From net investment income	(0.18)		(0.35)	(0.35)		(0.32)	(0.26)

Total distributions to shareholders	(0.18)		(0.35)	(0.35)		(0.32)	(0.26)

Net asset value — end of period	$9.46		$9.53	$9.38		$9.16	$9.30

Total return	1.11	%(2)	5.48%	6.33%		1.90%	(7.14)%

Ratios/supplemental data:
Net assets, end of period (000s)	$58,180		$63,548	$68,989		$59,974	$53,471
Ratio of gross expense to average net assets	0.66	%(3)	0.69%	0.66%		0.67%	0.82%
Ratio of net expense to average net assets	0.43	%(3)	0.43%	0.43%		0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	3.53	%(3)	3.51%	3.53%		3.13%	2.06%
Ratio of net investment income to average net assets	3.76	%(3)	3.77%	3.76%		3.36%	2.45%
Portfolio turnover rate	10	%(2)	38%	52%		39%	39%

The Class commenced operations on December 30, 1995.

(1) Based on average shares outstanding.

(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  165

Financial Highlights continued

	Payden GNMA Fund
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$7.77		$7.56	$7.08	$7.47	$9.12

Income (loss) from investment activities:
Net investment income	0.15		0.31	0.30	0.26	0.25
Net realized and unrealized gains (losses)	(0.06)		0.19	0.45	(0.41)	(1.59)

Total from investment activities	0.09		0.50	0.75	(0.15)	(1.34)

Distributions to shareholders:
From net investment income	(0.15)		(0.29)	(0.27)	(0.24)	(0.31)

Total distributions to shareholders	(0.15)		(0.29)	(0.27)	(0.24)	(0.31)

Net asset value — end of period	$7.72		$7.77	$7.56	$7.08	$7.47

Total return	1.28	%(1)	6.80%	10.61%	(2.19)%	(15.01)%

Ratios/supplemental data:
Net assets, end of period (000s)	$83,913		$87,489	$96,196	$88,544	$91,243
Ratio of gross expense to average net assets	0.67	%(2)	0.66%	0.67%	0.63%	0.70%
Ratio of net expense to average net assets	0.45	%(2)	0.45%	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	3.66	%(2)	3.82%	3.67%	3.08%	2.03%
Ratio of net investment income to average net assets	3.88	%(2)	4.02%	3.89%	3.26%	2.28%
Portfolio turnover rate	5	%(1)	11%	25%	17%	29%
The Fund commenced operations on August 27, 1999. (1) Not annualized. (2)Annualized.
	Payden Core Bond Fund — Investor Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.37		$9.19	$8.56	$8.80	$10.84

Income (loss) from investment activities:
Net investment income	0.21	(1)	0.45 (1)	0.43 (1)	0.37 (1)	0.26	(1)
Net realized and unrealized gains (losses)	(0.15)		0.14	0.61	(0.26)	(2.01)

Total from investment activities	0.06		0.59	1.04	0.11	(1.75)

Distributions to shareholders:
From net investment income	(0.22)		(0.41)	(0.40)	(0.34)	(0.28)
From net realized gains	—		—	—	—	(0.01)
Return of capital	—		—	(0.01)	(0.01)	(0.00	)(2)

Total distributions to shareholders	(0.22)		(0.41)	(0.41)	(0.35)	(0.29)

Net asset value — end of period	$9.21		$9.37	$9.19	$8.56	$8.80

Total return	0.65	%(3)	6.57%	12.27%	1.07%	(16.43)%

Ratios/supplemental data:
Net assets, end of period (000s)	$272,515		$274,838	$262,908	$230,480	$294,877
Ratio of gross expense to average net assets	0.51	%(4)	0.53%	0.53%	0.52%	0.52%
Ratio of net expense to average net assets	0.51	%(4)	0.53%	0.53%	0.52%	0.52%
Ratio of investment income less gross expenses to average net assets	4.60	%(4)	4.84%	4.69%	4.03%	2.63%
Ratio of net investment income to average net assets	4.60	%(4)	4.85%	4.69%	4.03%	2.63%
Portfolio turnover rate	36	%(3)	64%	69%	52%	51%

The Fund commenced operations on December 31, 1993.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

(3) Not annualized.

(4)	Annualized.

See notes to financial statements.

166  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Core Bond Fund - SI Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.37		$9.18	$8.55	$8.79	$10.83

Income (loss) from investment activities:
Net investment income	0.22	(1)	0.46 (1)	0.44 (1)	0.38 (1)	0.27	(1)
Net realized and unrealized gains (losses)	(0.16)		0.15	0.61	(0.27)	(2.01)

Total from investment activities	0.06		0.61	1.05	0.11	(1.74)

Distributions to shareholders:
From net investment income	(0.23)		(0.42)	(0.41)	(0.34)	(0.29)
From net realized gains	—		—	—	—	(0.01)
Return of capital	—		—	(0.01)	(0.01)	(0.00	)(2)

Total distributions to shareholders	(0.23)		(0.42)	(0.42)	(0.35)	(0.30)

Net asset value — end of period	$9.20		$9.37	$9.18	$8.55	$8.79

Total return	0.59	%(3)	6.80%	12.38%	1.16%	(16.36)%

Ratios/supplemental data:
Net assets, end of period (000s)	$762,117		$624,999	$644,599	$615,873	$612,851
Ratio of gross expense to average net assets	0.51	%(4)	0.53%	0.53%	0.52%	0.52%
Ratio of net expense to average net assets	0.42	%(4)	0.42%	0.42%	0.42%	0.42%
Ratio of investment income less gross expenses to average net assets	4.60	%(4)	4.85%	4.68%	4.05%	2.64%
Ratio of net investment income to average net assets	4.70	%(4)	4.96%	4.78%	4.14%	2.74%
Portfolio turnover rate	36	%(3)	64%	69%	52%	51%
The Class commenced operations on January 22, 2018.
	Payden Core Bond Fund - Adviser Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.37		$9.19	$8.56	$8.77	$10.81

Income (loss) from investment activities:
Net investment income	0.20	(1)	0.42 (1)	0.40 (1)	0.33 (1)	0.23	(1)
Net realized and unrealized gains (losses)	(0.16)		0.14	0.62	(0.22)	(2.01)

Total from investment activities	0.04		0.56	1.02	0.11	(1.78)

Distributions to shareholders:
From net investment income	(0.21)		(0.38)	(0.38)	(0.31)	(0.25)
From net realized gains	—		—	—	—	(0.01)
Return of capital	—		—	(0.01)	(0.01)	(0.00	)(2)

Total distributions to shareholders	(0.21)		(0.38)	(0.39)	(0.32)	(0.26)

Net asset value — end of period	$9.21		$9.37	$9.19	$8.56	$8.77

Total return	0.51	%(3)	6.29%	11.97%	1.15%	(16.70)%

Ratios/supplemental data:
Net assets, end of period (000s)	$954		$1,276	$1,609	$2,965	$23,806
Ratio of gross expense to average net assets	0.78	%(4)	0.78%	0.78%	0.78%	0.77%
Ratio of net expense to average net assets	0.78	%(4)	0.78%	0.78%	0.78%	0.77%
Ratio of investment income less gross expenses to average net assets	4.34	%(4)	4.60%	4.42%	3.64%	2.35%
Ratio of net investment income to average net assets	4.33	%(4)	4.60%	4.42%	3.64%	2.35%
Portfolio turnover rate	36	%(3)	64%	69%	52%	51%

The Class commenced operations on November 2, 2009.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  167

Financial Highlights continued

	Payden Corporate Bond Fund - Investor Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.97		$9.79	$8.94	$9.10	$11.96

Income (loss) from investment activities:
Net investment income	0.22		0.45	0.43	0.36	0.29
Net realized and unrealized gains (losses)	(0.22)		0.18	0.85	(0.15)	(2.53)

Total from investment activities	0.00		0.63	1.28	0.21	(2.24)

Distributions to shareholders:
From net investment income	(0.22)		(0.45)	(0.43)	(0.37)	(0.34)
From net realized gains	—		—	—	—	(0.28)
Return of capital	—		—	—	—	(0.00	)(1)

Total distributions to shareholders	(0.22)		(0.45)	(0.43)	(0.37)	(0.62)

Net asset value — end of period	$9.75		$9.97	$9.79	$8.94	$9.10

Total return	0.02	%(2)	6.63%	14.50%	2.20%	(19.53)%

Ratios/supplemental data:
Net assets, end of period (000s)	$181,865		$191,121	$158,154	$139,288	$222,269
Ratio of gross expense to average net assets	0.67	%(3)	0.65%	0.67%	0.65%	0.66%
Ratio of net expense to average net assets	0.65	%(3)	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	4.52	%(3)	4.61%	4.45%	3.92%	2.90%
Ratio of net investment income to average net assets	4.54	%(3)	4.60%	4.47%	3.91%	2.90%
Portfolio turnover rate	35	%(2)	42%	67%	41%	31%
The Fund commenced operations on March 12, 2009.
	Payden Corporate Bond Fund - SI Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.97		$9.79	$8.94	$9.10	$10.98

Income (loss) from investment activities:
Net investment income	0.23		0.46	0.44	0.38	0.22
Net realized and unrealized gains (losses)	(0.23)		0.18	0.85	(0.16)	(1.87)

Total from investment activities	0.00		0.64	1.29	0.22	(1.65)

Distributions to shareholders:
From net investment income	(0.23)		(0.46)	(0.44)	(0.38)	(0.23)
Return of capital	—		—	—	—	(0.00	)(1)

Total distributions to shareholders	(0.23)		(0.46)	(0.44)	(0.38)	(0.23)

Net asset value — end of period	$9.75		$9.97	$9.79	$8.94	$9.10

Total return	0.06	%(2)	6.73%	14.61%	2.32%	(15.14	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$201,856		$223,567	$217,396	$201,735	$124,148
Ratio of gross expense to average net assets	0.68	%(3)	0.65%	0.67%	0.63%	0.65	%(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	4.52	%(3)	4.61%	4.45%	4.01%	3.45	%(3)
Ratio of net investment income to average net assets	4.65	%(3)	4.71%	4.57%	4.08%	3.55	%(3)
Portfolio turnover rate	35	%(2)	42%	67%	41%	31	%(2)

The Class commenced operations on February 28, 2022.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

168  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Corporate Bond Fund - Adviser Class
	2026		2025	2024
Net asset value — beginning of period	$10.06		$9.86	$9.44

Income (loss) from investment activities:
Net investment income (loss)	0.21		(1.17)	0.47
Net realized and unrealized gains (losses)	(0.23)		1.80	0.34

Total from investment activities	(0.02)		0.63	0.81

Distributions to shareholders:
From net investment income	(0.21)		(0.43)	(0.39)

Total distributions to shareholders	(0.21)		(0.43)	(0.39)

Net asset value — end of period	$9.83		$10.06	$9.86

Total return	(0.18	)%(1)	6.56%	8.69	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$7		$7	$—	(2)
Ratio of gross expense to average net assets	0.89	%(3)	0.83%	0.02	%(3)
Ratio of net expense to average net assets	0.89	%(3)	0.83%	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	4.31	%(3)	4.43%	5.24	%(3)
Ratio of net investment income to average net assets	4.31	%(3)	4.43%	5.25	%(3)
Portfolio turnover rate	35	%(1)	42%	67	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.

(2) Amount is less than $500.

(3) Annualized.

	Payden Strategic Income Fund - Investor Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.73		$9.61	$9.15	$9.16	$10.46

Income (loss) from investment activities:
Net investment income	0.23		0.47	0.49	0.45	0.31
Net realized and unrealized gains (losses)	(0.12)		0.13	0.46	(0.02)	(1.20)

Total from investment activities	0.11		0.60	0.95	0.43	(0.89)

Distributions to shareholders:
From net investment income	(0.22)		(0.48)	(0.48)	(0.42)	(0.33)
From net realized gains	—		—	—	(0.01)	(0.08)
Return of capital	—		—	(0.01)	(0.01)	—

Total distributions to shareholders	(0.22)		(0.48)	(0.49)	(0.44)	(0.41)

Net asset value — end of period	$9.62		$9.73	$9.61	$9.15	$9.16

Total return	1.09	%(1)	6.39%	10.53%	4.57%	(8.72)%

Ratios/supplemental data:
Net assets, end of period (000s)	$98,921		$94,201	$107,956	$95,213	$113,587
Ratio of gross expense to average net assets	0.88	%(2)	0.94%	0.88%	0.86%	0.87%
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	4.31	%(2)	4.99%	4.93%	4.29%	2.94%
Ratio of net investment income to average net assets	4.55	%(2)	5.27%	5.16%	4.49%	3.16%
Portfolio turnover rate	32	%(1)	53%	63%	51%	40%

The Fund commenced operations on May 8, 2014.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  169

Financial Highlights continued

	Payden Strategic Income Fund — SI Class
	2026		2025	2024		2023	2022
Net asset value — beginning of period	$9.73		$9.61	$9.15		$9.16	$10.46

Income (loss) from investment activities:
Net investment income	0.17		0.51	0.51		0.44	0.32
Net realized and unrealized gains (losses)	(0.06)		0.10	0.45		(0.01)	(1.20)

Total from investment activities	0.11		0.61	0.96		0.43	(0.88)

Distributions to shareholders:
From net investment income	(0.22)		(0.49)	(0.49)		(0.43)	(0.34)
From net realized gains	—		—	—		(0.01)	(0.08)
Return of capital	—		—	(0.01)		(0.01)	—

Total distributions to shareholders	(0.22)		(0.49)	(0.50)		(0.45)	(0.42)

Net asset value — end of period	$9.62		$9.73	$9.61		$9.15	$9.16

Total return	1.14	%(1)	6.50%	10.64%		4.68%	(8.62)%

Ratios/supplemental data:
Net assets, end of period (000s)	$86,288		$76,843	$75,323		$76,974	$49,004
Ratio of gross expense to average net assets	0.88	%(2)	0.94%	0.88%		0.86%	0.87%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%		0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	4.31	%(2)	5.00%	4.91%		4.33%	2.99%
Ratio of net investment income to average net assets	4.64	%(2)	5.38%	5.25%		4.63%	3.31%
Portfolio turnover rate	32	%(1)	53%	63%		51%	40%
The Fund commenced operations on May 8, 2014.
	Payden Strategic Income Fund - Adviser Class
	2026		2025	2024
Net asset value — beginning of period	$9.69		$9.57	$9.36

Income (loss) from investment activities:
Net investment income (loss)	(5.40)		0.46	0.41
Net realized and unrealized gain	5.46		0.11	0.24

Total from investment activities	0.06		0.57	0.65

Distributions to shareholders:
From net investment income	(0.20)		(0.45)	(0.44)

Total distributions to shareholders	(0.20)		(0.45)	(0.44)

Net asset value — end of period	$9.56		$9.69	$9.57

Total return	0.75	%(1)	6.13%	7.00	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(3)	$— (3)	$—	(3)
Ratio of gross expense to average net assets	0.42	%(2)	0.24%	0.07	%(2)
Ratio of net expense to average net assets	0.42	%(2)	0.24%	0.07	%(2)
Ratio of investment income less gross expenses to average net assets	3.62	%(2)	4.81%	4.57	%(2)
Ratio of net investment income to average net assets	3.62	%(2)	4.81%	4.57	%(2)
Portfolio turnover rate	32	%(1)	53%	63	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.

(2) Annualized.

(3) Amount is less than $500.

See notes to financial statements.

170  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Absolute Return Bond Fund - Investor Class
	2026		2025	2024	2023		2022
Net asset value — beginning of period	$9.46		$9.50	$9.31	$9.18		$10.03

Income (loss) from investment activities:
Net investment income	0.26		0.56	0.59	0.53		0.30
Net realized and unrealized gains (losses)	(0.12)		(0.03)	0.18	0.10		(0.83)

Total from investment activities	0.14		0.53	0.77	0.63		(0.53)

Distributions to shareholders:
From net investment income	(0.31)		(0.57)	(0.58)	(0.50)		(0.20)
From net realized gains	—		—	—	—		(0.03)
Return of capital	—		—	—	(0.00	)(1)	(0.09)

Total distributions to shareholders	(0.31)		(0.57)	(0.58)	(0.50)		(0.32)

Net asset value — end of period	$9.29		$9.46	$9.50	$9.31		$9.18

Total return	1.49	%(2)	5.77%	8.44%	6.93%		(5.32)%

Ratios/supplemental data:
Net assets, end of period (000s)	$134,865		$148,782	$150,463	$139,081		$123,311
Ratio of gross expense to average net assets	0.77	%(3)	0.78%	0.77%	0.76%		0.74%
Ratio of net expense to average net assets	0.70	%(3)	0.70%	0.70%	0.70%		0.70%
Ratio of investment income less gross expenses to average net assets	5.58	%(3)	5.85%	6.23%	5.73%		3.00%
Ratio of net investment income to average net assets	5.65	%(3)	5.93%	6.30%	5.79%		3.03%
Portfolio turnover rate	111	%(2)	176%	188%	132%		104%
The Fund commenced operations on November 6, 2014.
	Payden Absolute Return Bond Fund - SI Class
	2026		2025	2024	2023		2022
Net asset value — beginning of period	$9.47		$9.52	$9.32	$9.19		$10.04

Income (loss) from investment activities:
Net investment income	0.27		0.58	0.66	0.59		0.30
Net realized and unrealized gains (losses)	(0.12)		(0.04)	0.14	0.06		(0.83)

Total from investment activities	0.15		0.54	0.80	0.65		(0.53)

Distributions to shareholders:
From net investment income	(0.32)		(0.59)	(0.60)	(0.52)		(0.20)
From net realized gains	—		—	—	—		(0.03)
Return of capital	—		—	—	(0.00	)(1)	(0.09)

Total distributions to shareholders	(0.32)		(0.59)	(0.60)	(0.52)		(0.32)

Net asset value — end of period	$9.30		$9.47	$9.52	$9.32		$9.19

Total return	1.61	%(2)	5.89%	8.79%	7.16%		(5.10)%

Ratios/supplemental data:
Net assets, end of period (000s)	$478,804		$491,126	$429,782	$556,369		$659,836
Ratio of gross expense to average net assets	0.77	%(3)	0.78%	0.77%	0.76%		0.74%
Ratio of net expense to average net assets	0.47	%(3)	0.47%	0.47%	0.47%		0.47%
Ratio of investment income less gross expenses to average net assets	5.58	%(3)	5.85%	6.10%	5.71%		3.01%
Ratio of net investment income to average net assets	5.88	%(3)	6.16%	6.40%	6.01%		3.27%
Portfolio turnover rate	111	%(2)	176%	188%	132%		104%

The Fund commenced operations on November 6, 2014.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  171

Financial Highlights continued

	Payden Absolute Return Bond Fund - Adviser Class
	2026		2025		2024
Net asset value — beginning of period	$9.47		$9.50		$9.39

Income (loss) from investment activities:
Net investment income	0.24		0.46		0.50
Net realized and unrealized gains (losses)	(0.11)		0.06		0.13

Total from investment activities	0.13		0.52		0.63

Distributions to shareholders:
From net investment income	(0.30)		(0.55)		(0.52)

Total distributions to shareholders	(0.30)		(0.55)		(0.52)

Net asset value — end of period	$9.30		$9.47		$9.50

Total return	1.37	%(1)	5.61%		6.86	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$32		$33		$283
Ratio of gross expense to average net assets	1.01	%(2)	1.02%		1.04	%(2)
Ratio of net expense to average net assets	0.95	%(2)	0.95%		0.95	%(2)
Ratio of investment income less gross expenses to average net assets	5.34	%(2)	5.43%		6.52	%(2)
Ratio of net investment income to average net assets	5.41	%(2)	5.50%		6.59	%(2)
Portfolio turnover rate	111	%(1)	176%		188	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2)Annualized.
	Payden Securitized Income Fund — Investor Class
	2026		2025
Net asset value — beginning of period	$10.04		$10.00

Income (loss) from investment activities:
Net investment income	0.24		0.33
Net realized and unrealized gains (losses)	(0.04)		0.03

Total from investment activities	0.20		0.36

Distributions to shareholders:
From net investment income	(0.25)		(0.32)
From net realized gains	(0.00	)(1)	—

Total distributions to shareholders	(0.25)		(0.32)

Net asset value — end of period	$9.99		$10.04

Total return	2.02	%(2)	3.64	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$2,266		$2,454
Ratio of gross expense to average net assets	0.88	%(3)	1.77	%(3)
Ratio of net expense to average net assets	0.65	%(3)	0.65	%(3)
Ratio of investment income less gross expenses to average net assets	4.69	%(3)	3.86	%(3)
Ratio of net investment income to average net assets	4.92	%(3)	4.98	%(3)
Portfolio turnover rate	33	%(2)	29	%(2)

The Fund commenced operations on March 5, 2025.

(1) Amount is less than $0.005.

(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

172  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Securitized Income Fund — SI Class
	2026		2025
Net asset value — beginning of period	$10.04		$10.00

Income (loss) from investment activities:
Net investment income	0.25		0.33
Net realized and unrealized gains (losses)	(0.05)		0.03

Total from investment activities	0.20		0.36

Distributions to shareholders:
From net investment income	(0.26)		(0.32)
From net realized gains	(0.00	)(1)	—

Total distributions to shareholders	(0.26)		(0.32)

Net asset value — end of period	$9.98		$10.04

Total return	1.97	%(2)	3.70	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$115,844		$105,886
Ratio of gross expense to average net assets	0.87	%(3)	1.08	%(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	4.69	%(3)	4.49	%(3)
Ratio of net investment income to average net assets	5.02	%(3)	5.03	%(3)
Portfolio turnover rate	33	%(2)	29	%(2)
The Fund commenced operations on March 5, 2025. (1) Amount is less than $0.005. (2)Not annualized. (3)Annualized.
	Payden Floating Rate Fund - Investor Class
	2026		2025		2024	2023		2022
Net asset value — beginning of period	$9.63		$9.75		$9.62	$9.38		$9.91

Income (loss) from investment activities:
Net investment income	0.32		0.74		0.85	0.80		0.40
Net realized and unrealized gains (losses)	(0.09)		(0.12)		0.15	0.23		(0.51)

Total from investment activities	0.23		0.62		1.00	1.03		(0.11)

Distributions to shareholders:
From net investment income	(0.32)		(0.74)		(0.87)	(0.79)		(0.42)
Return of capital	—		—		—	(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.32)		(0.74)		(0.87)	(0.79)		(0.42)

Net asset value — end of period	$9.54		$9.63		$9.75	$9.62		$9.38

Total return	2.40	%(2)	6.64%		10.80%	11.39%		(1.10)%

Ratios/supplemental data:
Net assets, end of period (000s)	$50,618		$54,284		$46,741	$27,057		$24,160
Ratio of gross expense to average net assets	0.96	%(3)	0.96%		0.94%	0.90%		0.86%
Ratio of net expense to average net assets	0.70	%(3)	0.70%		0.70%	0.70%		0.70%
Ratio of investment income less gross expenses to average net assets	6.38	%(3)	7.40%		8.69%	8.06%		4.12%
Ratio of net investment income to average net assets	6.64	%(3)	7.66%		8.93%	8.27%		4.28%
Portfolio turnover rate	23	%(2)	86%		62%	28%		33%

The Fund commenced operations on November 11, 2013.

(1) Amount is less than $0.005.

(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  173

Financial Highlights continued

	Payden Floating Rate Fund - SI Class
	2026		2025	2024		2023		2022
Net asset value — beginning of period	$9.64		$9.76	$9.63		$9.39		$9.92

Income (loss) from investment activities:
Net investment income	0.32		0.75	0.88		0.80		0.42
Net realized and unrealized gains (losses)	(0.09)		(0.13)	0.13		0.25		(0.52)

Total from investment activities	0.23		0.62	1.01		1.05		(0.10)

Distributions to shareholders:
From net investment income	(0.32)		(0.75)	(0.88)		(0.81)		(0.43)
Return of capital	—		—	—		(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.32)		(0.75)	(0.88)		(0.81)		(0.43)

Net asset value — end of period	$9.55		$9.64	$9.76		$9.63		$9.39

Total return	2.45	%(2)	6.73%	10.89%		11.52%		(1.01)%

Ratios/supplemental data:
Net assets, end of period (000s)	$77,801		$78,931	$76,926		$88,309		$124,423
Ratio of gross expense to average net assets	0.96	%(3)	0.97%	0.93%		0.90%		0.86%
Ratio of net expense to average net assets	0.60	%(3)	0.60%	0.60%		0.60%		0.60%
Ratio of investment income less gross expenses to average net assets	6.39	%(3)	7.40%	8.65%		7.98%		3.98%
Ratio of net investment income to average net assets	6.74	%(3)	7.77%	8.98%		8.29%		4.24%
Portfolio turnover rate	23	%(2)	86%	62%		28%		33%
The Fund commenced operations on November 11, 2013.
	Payden Floating Rate Fund - Adviser Class
	2026		2025	2024
Net asset value — beginning of period	$9.64		$9.74	$9.70

Income (loss) from investment activities:
Net investment income	0.22		1.04	0.71
Net realized and unrealized gains (losses)	(0.01)		(0.42)	0.12

Total from investment activities	0.21		0.62	0.83

Distributions to shareholders:
From net investment income	(0.31)		(0.72)	(0.79)

Total distributions to shareholders	(0.31)		(0.72)	(0.79)

Net asset value — end of period	$9.55		$9.64	$9.74

Total return	2.27	%(2)	6.59%	8.78	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$90		$53	$3
Ratio of gross expense to average net assets	1.20	%(3)	1.25%	0.99	%(3)
Ratio of net expense to average net assets	0.95	%(3)	0.95%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	6.09	%(3)	7.32%	8.14	%(3)
Ratio of net investment income to average net assets	6.34	%(3)	7.62%	8.17	%(3)
Portfolio turnover rate	23	%(2)	86%	62	%(2)

The Class commenced operations on November 30, 2023.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

174  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden High Income Fund — Investor Class
	2026		2025(1)	2024(1)	2023(1)		2022(1)
Net asset value — beginning of period	$12.74		$12.68	$11.68	$11.64		$13.74

Income (loss) from investment activities:
Net investment income	0.40		0.64	0.88	0.86		0.70
Net realized and unrealized gains (losses)	0.01		0.07	1.00	(0.00	)(2)	(2.10)

Total from investment activities	0.41		0.71	1.88	0.86		1.40

Distributions to shareholders:
From net investment income	(0.40)		(0.65)	(0.88)	(0.82)		(0.70)
Return of capital	—		—	—	(0.00	)(2)	(0.00	)(2)

Total distributions to shareholders	(0.40)		(0.65)	(0.88)	(0.82)		(0.70)

Net asset value — end of period	$12.75		$12.74	$12.68	$11.68		$11.64

Total return	3.25	%(3)	7.71%	16.43%	7.54%		(10.45)%

Ratios/supplemental data:
Net assets, end of period (000s)	$292,347		$245,580	$215,913	$141,392		$227,112
Ratio of gross expense to average net assets	0.62	%(4)	0.60%	0.63%	0.59%		0.60%
Ratio of net expense to average net assets	0.62	%(4)	0.60%	0.63%	0.59%		0.60%
Ratio of investment income less gross expenses to average net assets	6.40	%(4)	6.80%	7.04%	6.91%		5.22%
Ratio of net investment income to average net assets	6.40	%(4)	6.80%	7.04%	6.91%		5.22%
Portfolio turnover rate	28	%(3)	78%	76%	75%		70%
The Fund commenced operations on December 30, 1997.

	Payden High Income Fund — SI Class
	2026		2025(1)	2024(1)	2023(1)		2022(1)
Net asset value — beginning of period	$12.71		$12.64	$11.66	$11.62		$13.14

Income (loss) from investment activities:
Net investment income	0.41		0.64	0.90	0.84		0.44
Net realized and unrealized gains (losses)	0.00	(2)	0.08	0.98	0.04		(1.48)

Total from investment activities	0.41		0.72	1.88	0.88		(1.04)

Distributions to shareholders:
From net investment income	(0.40)		(0.65)	(0.90)	(0.84)		(0.48)
Return of capital	—		—	—	(0.00	)(2)	(0.00	)(2)

Total distributions to shareholders	(0.40)		(0.65)	(0.90)	(0.84)		(0.48)

Net asset value — end of period	$12.72		$12.71	$12.64	$11.66		$11.62

Total return	3.30	%(3)	7.87%	16.38%	7.63%		(7.92	)%(3)

Ratios/supplemental data:
Net assets, end of period (000s)	$842,516		$788,024	$644,754	$436,946		$350,733
Ratio of gross expense to average net assets	0.62	%(4)	0.60%	0.63%	0.59%		0.61	%(4)
Ratio of net expense to average net assets	0.55	%(4)	0.55%	0.55%	0.55%		0.55	%(4)
Ratio of investment income less gross expenses to average net assets	6.40	%(4)	6.83%	7.05%	6.98%		5.91	%(4)
Ratio of net investment income to average net assets	6.47	%(4)	6.87%	7.13%	7.02%		5.96	%(4)
Portfolio turnover rate	28	%(3)	78%	76%	75%		70	%(3)

The Class commenced operations on February 28, 2022.

(1) Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025.

(2) Amount is less than $0.005.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  175

Financial Highlights continued

	Payden High Income Fund - Adviser Class
	2026		2025(1)	2024(1)
Net asset value — beginning of period	$12.80		$12.74	$12.16

Income (loss) from investment activities:
Net investment income (loss)	0.34		(14.58)	0.76
Net realized and unrealized gain	0.05		15.27	0.62

Total from investment activities	0.39		0.69	1.38

Distributions to shareholders:
From net investment income	(0.38)		(0.63)	(0.80)

Total distributions to shareholders	(0.38)		(0.63)	(0.80)

Net asset value — end of period	$12.81		$12.80	$12.74

Total return	3.12	%(2)	7.43%	11.55	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$9,971		$7,575	$66
Ratio of gross expense to average net assets	0.87	%(3)	0.79%	0.85	%(3)
Ratio of net expense to average net assets	0.87	%(3)	0.79%	0.85	%(3)
Ratio of investment income less gross expenses to average net assets	6.15	%(3)	6.41%	6.55	%(3)
Ratio of net investment income to average net assets	6.15	%(3)	6.41%	6.55	%(3)
Portfolio turnover rate	28	%(2)	78%	76	%(2)

The Class commenced operations on November 30, 2023.

(1) Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025.

(2) Not annualized.

(3) Annualized.

	Payden California Municipal Social Impact Fund — Investor Class
	2026		2025	2024		2023	2022
Net asset value — beginning of period	$10.00		$9.89	$9.43		$9.38	$10.49

Income (loss) from investment activities:
Net investment income	0.17		0.35	0.35		0.29	0.16
Net realized and unrealized gains (losses)	(0.04)		0.11	0.49		0.05	(1.11)

Total from investment activities	0.13		0.46	0.84		0.34	(0.95)

Distributions to shareholders:
From net investment income	(0.17)		(0.35)	(0.36)		(0.29)	(0.16)
Return of capital	—		—	(0.02)		—	—

Total distributions to shareholders	(0.17)		(0.35)	(0.38)		(0.29)	(0.16)

Net asset value — end of period	$9.96		$10.00	$9.89		$9.43	$9.38

Total return	1.27	%(1)	4.72%	8.92%		3.55%	(9.12)%

Ratios/supplemental data:
Net assets, end of period (000s)	$315,932		$255,189	$162,490		$152,393	$141,705
Ratio of gross expense to average net assets	0.61	%(2)	0.64%	0.69%		0.63%	0.68%
Ratio of net expense to average net assets	0.45	%(2)	0.45%	0.45%		0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	3.19	%(2)	3.33%	3.26%		2.81%	1.39%
Ratio of net investment income to average net assets	3.35	%(2)	3.52%	3.50%		2.99%	1.62%
Portfolio turnover rate	34	%(1)	54%	89%		181%	105%
The Fund commenced operations on December 17, 1998. (1) Not annualized. (2)Annualized.

See notes to financial statements.

176  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden California Municipal Social Impact Fund — Adviser Class
	2026		2025	2024
Net asset value — beginning of period	$9.97		$9.88	$9.84

Income (loss) from investment activities:
Net investment income	0.02		0.69	0.32
Net realized and unrealized gains (losses)	0.08		(0.26)	0.05

Total from investment activities	0.10		0.43	0.37

Distributions to shareholders:
From net investment income	(0.15)		(0.34)	(0.32)
Return of capital	—		—	(0.01)

Total distributions to shareholders	(0.15)		(0.34)	(0.33)

Net asset value — end of period	$9.92		$9.97	$9.88

Total return	1.03	%(1)	4.42%	3.85	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$56		$359	$21
Ratio of gross expense to average net assets	0.85	%(2)	0.88%	0.91	%(2)
Ratio of net expense to average net assets	0.70	%(2)	0.70%	0.70	%(2)
Ratio of investment income less gross expenses to average net assets	2.96	%(2)	2.22%	3.01	%(2)
Ratio of net investment income to average net assets	3.12	%(2)	2.40%	3.22	%(2)
Portfolio turnover rate	34	%(1)	54%	89	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2)Annualized.
	Payden Global Low Duration Fund
	2026		2025	2024		2023		2022
Net asset value — beginning of period	$9.75		$9.69	$9.44		$9.42		$10.10

Income (loss) from investment activities:
Net investment income	0.22		0.46	0.43		0.43		0.18
Net realized and unrealized gains (losses)	(0.09)		0.06	0.25		(0.06	)(1)	(0.64)

Total from investment activities	0.13		0.52	0.68		0.37		(0.46)

Distributions to shareholders:
From net investment income	(0.22)		(0.46)	(0.43)		(0.35)		(0.17)
From net realized gains	—		—	—		—		(0.05)
Return of capital	—		—	—		(0.00	)(2)	—

Total distributions to shareholders	(0.22)		(0.46)	(0.43)		(0.35)		(0.22)

Net asset value — end of period	$9.66		$9.75	$9.69		$9.44		$9.42

Total return	1.37	%(3)	5.45%	7.37%		3.99%		(4.55)%

Ratios/supplemental data:
Net assets, end of period (000s)	$36,689		$38,922	$44,931		$45,150		$74,440
Ratio of gross expense to average net assets	0.96	%(4)	0.92%	0.85%		0.79%		0.82%
Ratio of net expense to average net assets	0.53	%(4)	0.53%	0.53%		0.53%		0.53%
Ratio of investment income less gross expenses to average net assets	4.17	%(4)	4.27%	4.21%		3.29%		1.44%
Ratio of net investment income to average net assets	4.60	%(4)	4.65%	4.54%		3.55%		1.74%
Portfolio turnover rate	37	%(3)	67%	84%		94%		128%

The Fund commenced operations on September 18, 1996.

(1)

The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

(2) Amount is less than $0.005.

(3) Not annualized.

(4)	Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  177

Financial Highlights continued

	Payden Global Fixed Income Fund — Investor Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$7.75		$7.62	$7.13	$7.65	$9.17

Income (loss) from investment activities:
Net investment income (loss)	0.09		0.22	(0.04)	(0.86)	(0.13)
Net realized and unrealized gains (losses)	(0.08)		0.21	0.80	0.99	(1.08)

Total from investment activities	0.01		0.43	0.76	0.13	(1.21)

Distributions to shareholders:
From net investment income	(0.15)		(0.26)	(0.12)	(0.49)	(0.25)
From net realized gains	—		—	—	—	(0.06)
Return of capital	—		(0.04)	(0.15)	(0.16)	—

Total distributions to shareholders	(0.15)		(0.30)	(0.27)	(0.65)	(0.31)

Net asset value — end of period	$7.61		$7.75	$7.62	$7.13	$7.65

Total return	0.19	%(1)	5.74%	10.73%	1.68%	(13.49)%

Ratios/supplemental data:
Net assets, end of period (000s)	$37,276		$39,478	$40,963	$43,519	$92,024
Ratio of gross expense to average net assets	0.66	%(2)	0.68%	0.69%	0.68%	0.70%
Ratio of net expense to average net assets	0.66	%(2)	0.68%	0.69%	0.68%	0.70%
Ratio of investment income less gross expenses to average net assets	3.98	%(2)	3.94%	3.57%	2.92%	1.60%
Ratio of net investment income to average net assets	3.98	%(2)	3.94%	3.57%	2.83%	1.54%
Portfolio turnover rate	26	%(1)	54%	61%	42%	55%
The Fund commenced operations on September 1, 1992.
	Payden Global Fixed Income Fund — SI Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$7.73		$7.60	$7.12	$7.64	$9.16

Income (loss) from investment activities:
Net investment income	0.15		0.30	0.15	0.18	0.16
Net realized and unrealized gains (losses)	(0.13)		0.14	0.61	(0.03)	(1.36)

Total from investment activities	0.02		0.44	0.76	0.15	(1.20)

Distributions to shareholders:
From net investment income	(0.16)		(0.27)	(0.13)	(0.50)	(0.26)
From net realized gains	—		—	—	—	(0.06)
Return of capital	—		(0.04)	(0.15)	(0.17)	—

Total distributions to shareholders	(0.16)		(0.31)	(0.28)	(0.67)	(0.32)

Net asset value — end of period	$7.59		$7.73	$7.60	$7.12	$7.64

Total return	0.24	%(1)	5.89%	10.92%	1.71%	(13.37)%

Ratios/supplemental data:
Net assets, end of period (000s)	$112,534		$111,996	$106,529	$122,200	$144,999
Ratio of gross expense to average net assets	0.66	%(2)	0.68%	0.69%	0.59%	0.63%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%	0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	3.98	%(2)	3.94%	3.55%	2.98%	1.67%
Ratio of net investment income to average net assets	4.09	%(2)	4.06%	3.69%	3.02%	1.75%
Portfolio turnover rate	26	%(1)	54%	61%	42%	55%

The Class commenced operations on June 30, 2021.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

178  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Emerging Markets Bond Fund - Investor Class
	2026		2025		2024	2023	2022
Net asset value — beginning of period	$11.12		$10.54		$9.46	$9.17	$13.12

Income (loss) from investment activities:
Net investment income	0.37	(1)	0.74	(1)	0.72 (1)	0.63 (1)	0.64 (1)
Net realized and unrealized gains (losses)	(0.04)		0.66		1.04	0.44	(3.94)

Total from investment activities	0.33		1.40		1.76	1.07	(3.30)

Distributions to shareholders:
From net investment income	(0.37)		(0.81)		(0.68)	(0.64)	(0.65)
Return of capital	—		(0.00	)(2)	—	(0.14)	—

Total distributions to shareholders	(0.37)		(0.81)		(0.68)	(0.78)	(0.65)

Net asset value — end of period	$11.08		$11.12		$10.54	$9.46	$9.17

Total return	2.96	%(3)	13.83%		19.20%	11.16%	(25.82)%

Ratios/supplemental data:
Net assets, end of period (000s)	$422,682		$406,835		$283,480	$268,578	$321,800
Ratio of gross expense to average net assets	0.70	%(4)	0.73%		0.74%	0.72%	0.73%
Ratio of net expense to average net assets	0.70	%(4)	0.73%		0.74%	0.72%	0.73%
Ratio of investment income less gross expenses to average net assets	6.63	%(4)	6.93%		6.92%	6.43%	5.88%
Ratio of net investment income to average net assets	6.63	%(4)	6.93%		6.92%	6.43%	5.88%
Portfolio turnover rate	37	%(3)	74%		65%	73%	52%
The Fund commenced operations on December 17, 1998.
	Payden Emerging Markets Bond Fund - SI Class
	2026		2025		2024	2023	2022
Net asset value — beginning of period	$11.10		$10.52		$9.44	$9.16	$13.10

Income (loss) from investment activities:
Net investment income	0.37	(1)	0.74	(1)	0.72 (1)	0.64 (1)	0.65 (1)
Net realized and unrealized gains (losses)	(0.05)		0.65		1.05	0.43	(3.93)

Total from investment activities	0.32		1.39		1.77	1.07	(3.28)

Distributions to shareholders:
From net investment income	(0.37)		(0.81)		(0.69)	(0.65)	(0.66)
Return of capital	—		(0.00	)(2)	—	(0.14)	—

Total distributions to shareholders	(0.37)		(0.81)		(0.69)	(0.79)	(0.66)

Net asset value — end of period	$11.05		$11.10		$10.52	$9.44	$9.16

Total return	2.88	%(3)	13.89%		19.18%	11.21%	(25.76)%

Ratios/supplemental data:
Net assets, end of period (000s)	$543,593		$511,650		$531,384	$395,460	$420,935
Ratio of gross expense to average net assets	0.70	%(4)	0.73%		0.74%	0.72%	0.73%
Ratio of net expense to average net assets	0.69	%(4)	0.69%		0.69%	0.69%	0.69%
Ratio of investment income less gross expenses to average net assets	6.63	%(4)	6.95%		6.91%	6.44%	5.86%
Ratio of net investment income to average net assets	6.64	%(4)	6.98%		6.96%	6.47%	5.90%
Portfolio turnover rate	37	%(3)	74%		65%	73%	52%

The Class commenced operations on April 9, 2012.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  179

Financial Highlights continued

	Payden Emerging Markets Bond Fund — Adviser Class
	2026		2025		2024	2023	2022
Net asset value — beginning of period	$11.14		$10.56		$9.47	$9.18	$13.13

Income (loss) from investment activities:
Net investment income	0.35	(1)	0.71	(1)	0.69 (1)	0.61 (1)	0.63 (1)
Net realized and unrealized gains (losses)	(0.04)		0.65		1.05	0.44	(3.96)

Total from investment activities	0.31		1.36		1.74	1.05	(3.33)

Distributions to shareholders:
From net investment income	(0.35)		(0.78)		(0.65)	(0.63)	(0.62)
Return of capital	—		(0.00	)(2)	—	(0.13)	—

Total distributions to shareholders	(0.35)		(0.78)		(0.65)	(0.76)	(0.62)

Net asset value — end of period	$11.10		$11.14		$10.56	$9.47	$9.18

Total return	2.83	%(3)	13.49%		18.88%	10.99%	(26.02)%

Ratios/supplemental data:
Net assets, end of period (000s)	$29,109		$26,552		$27,054	$20,694	$22,319
Ratio of gross expense to average net assets	0.95	%(4)	0.99%		0.99%	0.97%	0.98%
Ratio of net expense to average net assets	0.95	%(4)	0.99%		0.99%	0.97%	0.98%
Ratio of investment income less gross expenses to average net assets	6.38	%(4)	6.68%		6.70%	6.17%	5.57%
Ratio of net investment income to average net assets	6.38	%(4)	6.68%		6.70%	6.17%	5.57%
Portfolio turnover rate	37	%(3)	74%		65%	73%	52%

The Class commenced operations on November 2, 2009.

(1) Based on average shares outstanding.

(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

	Payden Emerging Markets Local Bond Fund - Investor Class
	2026		2025(1)	2024(1)	2023(1)	2022(1)
Net asset value — beginning of period	$9.94		$9.36	$9.24	$8.68	$11.44

Income (loss) from investment activities:
Net investment income	0.34	(2)	0.67 (2)	0.66 (2)	0.60 (2)	0.56 (2)
Net realized and unrealized gains (losses)	(0.06)		0.41	0.08	0.50	(2.76)

Total from investment activities	0.28		1.08	0.74	1.10	(2.20)

Distributions to shareholders:
From net investment income	(0.38)		(0.50)	(0.48)	(0.22)	(0.06)
Return of capital	—		—	(0.14)	(0.32)	(0.50)

Total distributions to shareholders	(0.38)		(0.50)	(0.62)	(0.54)	(0.56)

Net asset value — end of period	$9.84		$9.94	$9.36	$9.24	$8.68

Total return	2.79	%(3)	13.75%	8.16%	12.11%	(19.76)%

Ratios/supplemental data:
Net assets, end of period (000s)	$3,994		$2,597	$11,336	$6,646	$4,200
Ratio of gross expense to average net assets	1.00	%(4)	1.10%	1.07%	1.30%	1.12%
Ratio of net expense to average net assets	0.99	%(4)	0.99%	0.99%	0.99%	0.99%
Ratio of investment income less gross expenses to average net assets .	6.75	%(4)	7.06%	6.67%	5.90%	5.19%
Ratio of net investment income to average net assets	6.76	%(4)	7.18%	6.75%	6.21%	5.32%
Portfolio turnover rate	21	%(3)	71%	61%	72%	65%

The Fund commenced operations on November 2, 2011.

(1) Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025.

(2) Based on average shares outstanding.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

180  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Emerging Markets Local Bond Fund - SI Class
	2026		2025(1)		2024(1)	2023(1)	2022(1)
Net asset value — beginning of period	$9.74		$9.18		$9.06	$8.52	$10.60

Income (loss) from investment activities:
Net investment income	0.34	(2)	0.69	(2)	0.66 (2)	0.62 (2)	0.36	(2)
Net realized and unrealized gains (losses)	(0.05)		0.39		0.12	0.48	(2.04)

Total from investment activities	0.29		1.08		0.78	1.10	(1.68)

Distributions to shareholders:
From net investment income	(0.39)		(0.52)		(0.50)	(0.22)	(0.04)
Return of capital	—		—		(0.16)	(0.34)	(0.36)

Total distributions to shareholders	(0.39)		(0.52)		(0.66)	(0.56)	(0.40)

Net asset value — end of period	$9.64		$9.74		$9.18	$9.06	$8.52

Total return	2.98	%(3)	14.16%		8.35%	12.63%	(16.12	)%(3)

Ratios/supplemental data:
Net assets, end of period (000s)	$114,442		$97,380		$62,737	$64,103	$26,701
Ratio of gross expense to average net assets	1.00	%(4)	1.10%		1.07%	1.26%	1.31	%(4)
Ratio of net expense to average net assets	0.75	%(4)	0.75%		0.75%	0.75%	0.75	%(4)
Ratio of investment income less gross expenses to average net assets	6.75	%(4)	7.03%		6.65%	6.04%	5.54	%(4)
Ratio of net investment income to average net assets	7.00	%(4)	7.38%		6.97%	6.55%	6.10	%(4)
Portfolio turnover rate	21	%(3)	71%		61%	72%	65	%(3)

The Class commenced operations on February 28, 2022.

(1) Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025.

(2) Based on average shares outstanding.

(3) Not annualized.

(4) Annualized.

	Payden Emerging Markets Corporate Bond Fund - Investor Class
	2026		2025		2024	2023	2022
Net asset value — beginning of period	$8.84		$8.79		$8.15	$7.90	$10.18

Income (loss) from investment activities:
Net investment income	0.27	(1)	0.56	(1)	0.54 (1)	0.47 (1)	0.41	(1)
Net realized and unrealized gains (losses)	(0.07)		0.06		0.63	0.26	(2.18)

Total from investment activities	0.20		0.62		1.17	0.73	(1.77)

Distributions to shareholders:
From net investment income	(0.27)		(0.57)		(0.53)	(0.44)	(0.41)
From net realized gains	—		—		—	—	(0.10)
Return of capital	—		(0.00	)(2)	—	(0.04)	—

Total distributions to shareholders	(0.27)		(0.57)		(0.53)	(0.48)	(0.51)

Net asset value — end of period	$8.77		$8.84		$8.79	$8.15	$7.90

Total return	2.33	%(3)	7.28%		14.69%	9.17%	(17.91)%

Ratios/supplemental data:
Net assets, end of period (000s)	$22,607		$23,621		$18,362	$24,856	$18,845
Ratio of gross expense to average net assets	1.20	%(4)	1.30%		1.20%	1.26%	1.32%
Ratio of net expense to average net assets	0.95	%(4)	0.95%		0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.90	%(4)	6.07%		5.99%	5.29%	4.39%
Ratio of net investment income to average net assets	6.16	%(4)	6.42%		6.24%	5.60%	4.77%
Portfolio turnover rate	64	%(3)	132%		144%	104%	95%

The Fund commenced operations on November 11, 2013.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  181

Financial Highlights continued

	Payden Emerging Markets Corporate Bond Fund - SI Class
	2026		2025		2024	2023	2022
Net asset value — beginning of period	$8.85		$8.80		$8.17	$7.91	$10.20

Income (loss) from investment activities:
Net investment income	0.27	(1)	0.57	(1)	0.55 (1)	0.48 (1)	0.42 (1)
Net realized and unrealized gains (losses)	(0.05)		0.06		0.63	0.26	(2.19)

Total from investment activities	0.22		0.63		1.18	0.74	(1.77)

Distributions to shareholders:
From net investment income	(0.28)		(0.58)		(0.55)	(0.44)	(0.42)
From net realized gains	—		—		—	—	(0.10)
Return of capital	—		(0.00	)(2)	—	(0.04)	—

Total distributions to shareholders	(0.28)		(0.58)		(0.55)	(0.48)	(0.52)

Net asset value — end of period	$8.79		$8.85		$8.80	$8.17	$7.91

Total return	2.48	%(3)	7.37%		14.70%	9.40%	(17.93)%

Ratios/supplemental data:
Net assets, end of period (000s)	$61,784		$69,904		$68,608	$43,447	$27,674
Ratio of gross expense to average net assets	1.20	%(4)	1.29%		1.20%	1.25%	1.33%
Ratio of net expense to average net assets	0.85	%(4)	0.85%		0.85%	0.85%	0.85%
Ratio of investment income less gross expenses to average net assets	5.90	%(4)	6.07%		6.01%	5.29%	4.15%
Ratio of net investment income to average net assets	6.26	%(4)	6.51%		6.36%	5.70%	4.63%
Portfolio turnover rate	64	%(3)	132%		144%	104%	95%
The Fund commenced operations on November 11, 2013. (1) Based on average shares outstanding. (2) Amount is less than $0.005. (3) Not annualized. (4) Annualized.
	Payden Managed Income Fund - Institutional Class
	2026		2025		2024	2023	2022
Net asset value — beginning of period	$10.80		$10.82		$10.47	$10.00	$10.85

Income (loss) from investment activities:
Net investment income	0.33	(1)	0.70	(1)	0.71 (1)	0.66 (1)	0.34 (1)
Net realized and unrealized gains (losses)	(0.11)		(0.02)		0.19	0.01	(0.96)

Total from investment activities	0.22		0.68		0.90	0.67	(0.62)

Distributions to shareholders:
From net investment income	(0.83)		(0.70)		(0.55)	(0.20)	(0.23)

Total distributions to shareholders	(0.83)		(0.70)		(0.55)	(0.20)	(0.23)

Net asset value — end of period	$10.19		$10.80		$10.82	$10.47	$10.00

Total return	2.14	%(2)	6.62%		8.98%	6.76%	(5.80)%

Ratios/supplemental data:
Net assets, end of period (000s)	$10,095		$4,633		$5,147	$3,548	$2,829
Ratio of gross expense to average net assets	1.57	%(3)	1.67%		1.61%	1.71%	1.60%
Ratio of net expense to average net assets	0.65	%(3)	0.65%		0.74%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.48	%(3)	5.65%		5.85%	5.64%	2.69%
Ratio of net investment income to average net assets	6.40	%(3)	6.67%		6.72%	6.40%	3.33%
Portfolio turnover rate	134	%(2)	218%		262%	195%	122%

The Class commenced operations on June 1, 2016.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

182  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Managed Income Fund - SI Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$10.59		$10.62	$10.29	$9.84	$10.70

Income (loss) from investment activities:
Net investment income	0.32	(1)	0.69 (1)	0.69 (1)	0.64 (1)	0.28 (1)
Net realized and unrealized gains (losses)	(0.10)		(0.02)	0.19	0.00 (2)	(0.91)

Total from investment activities	0.22		0.67	0.88	0.64	(0.63)

Distributions to shareholders:
From net investment income	(0.82)		(0.70)	(0.55)	(0.19)	(0.23)

Total distributions to shareholders	(0.82)		(0.70)	(0.55)	(0.19)	(0.23)

Net asset value — end of period	$9.99		$10.59	$10.62	$10.29	$9.84

Total return	2.12	%(3)	6.65%	8.94%	6.61%	(6.03)%

Ratios/supplemental data:
Net assets, end of period (000s)	$78,891		$77,667	$80,297	$77,527	$67,639
Ratio of gross expense to average net assets	1.59	%(4)	1.67%	1.61%	1.71%	1.62%
Ratio of net expense to average net assets	0.65	%(4)	0.65%	0.75%	1.04%	1.25%
Ratio of investment income less gross expenses to average net assets	5.47	%(4)	5.63%	5.85%	5.63%	2.40%
Ratio of net investment income to average net assets	6.41	%(4)	6.65%	6.71%	6.29%	2.76%
Portfolio turnover rate	134	%(3)	218%	262%	195%	122%
The Fund commenced operations on September 22, 2008.
	Payden Managed Income Fund - Adviser Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$10.15		$10.23	$9.95	$9.53	$10.40

Income (loss) from investment activities:
Net investment income	0.30	(1)	0.64 (1)	0.64 (1)	0.58 (1)	0.25 (1)
Net realized and unrealized gains (losses)	(0.10)		(0.02)	0.19	0.02	(0.90)

Total from investment activities	0.20		0.62	0.83	0.60	(0.65)

Distributions to shareholders:
From net investment income	(0.76)		(0.70)	(0.55)	(0.18)	(0.22)

Total distributions to shareholders	(0.76)		(0.70)	(0.55)	(0.18)	(0.22)

Net asset value — end of period	$9.59		$10.15	$10.23	$9.95	$9.53

Total return	2.02	%(3)	6.36%	8.70%	6.38%	(6.34)%

Ratios/supplemental data:
Net assets, end of period (000s)	$8,826		$9,310	$8,237	$7,378	$14,226
Ratio of gross expense to average net assets	1.84	%(4)	1.92%	1.86%	1.95%	1.87%
Ratio of net expense to average net assets	0.90	%(4)	0.90%	1.00%	1.32%	1.50%
Ratio of investment income less gross expenses to average net assets	5.22	%(4)	5.40%	5.60%	5.28%	2.17%
Ratio of net investment income to average net assets	6.16	%(4)	6.42%	6.47%	5.90%	2.54%
Portfolio turnover rate	134	%(3)	218%	262%	195%	122%

The Fund commenced operations on September 22, 2008.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  183

Financial Highlights continued

	Payden Managed Income Fund - Retirement Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$9.39		$9.53	$9.32	$8.97	$9.82

Income (loss) from investment activities:
Net investment income	0.27	(1)	0.57 (1)	0.58 (1)	0.53 (1)	0.21 (1)
Net realized and unrealized gains (losses)	(0.10)		(0.02)	0.18	0.01	(0.84)

Total from investment activities	0.17		0.55	0.76	0.54	(0.63)

Distributions to shareholders:
From net investment income	(0.68)		(0.69)	(0.55)	(0.19)	(0.22)

Total distributions to shareholders	(0.68)		(0.69)	(0.55)	(0.19)	(0.22)

Net asset value — end of period	$8.88		$9.39	$9.53	$9.32	$8.97

Total return	1.97	%(2)	6.05%	8.50%	6.07%	(6.55)%

Ratios/supplemental data:
Net assets, end of period (000s)	$20,306		$35,802	$25,281	$21,383	$21,501
Ratio of gross expense to average net assets	2.10	%(3)	2.17%	2.11%	2.21%	2.12%
Ratio of net expense to average net assets	1.15	%(3)	1.15%	1.24%	1.55%	1.75%
Ratio of investment income less gross expenses to average net assets	4.96	%(3)	5.15%	5.37%	5.10%	1.90%
Ratio of net investment income to average net assets	5.91	%(3)	6.17%	6.24%	5.75%	2.26%
Portfolio turnover rate	134	%(2)	218%	262%	195%	122%
The Class commenced operations on April 6, 2009. (1) Based on average shares outstanding. (2) Not annualized. (3) Annualized.
	Payden Equity Income Fund - Investor Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$17.59		$18.82	$14.85	$16.92	$21.25

Income (loss) from investment activities:
Net investment income	0.99		0.22	0.23	0.28	0.33
Net realized and unrealized gains (losses)	1.47		1.39	4.25	(1.36)	(0.93)

Total from investment activities	2.46		1.61	4.48	(1.08)	(0.60)

Distributions to shareholders:
From net investment income	(0.99)		(0.20)	(0.29)	(0.28)	(0.52)
From net realized gains	(0.88)		(2.63)	(0.22)	(0.71)	(3.21)

Total distributions to shareholders	(1.87)		(2.83)	(0.51)	(0.99)	(3.73)

Net asset value — end of period	$18.18		$17.59	$18.82	$14.85	$16.92

Total return	9.39	%(1)	9.88%	30.55%	(6.75)%	(3.64)%

Ratios/supplemental data:
Net assets, end of period (000s)	$286,819		$268,809	$288,798	$318,111	$472,728
Ratio of gross expense to average net assets	0.75	%(2)	0.76%	0.75%	0.73%	0.74%
Ratio of net expense to average net assets	0.75	%(2)	0.76%	0.75%	0.73%	0.74%
Ratio of investment income less gross expenses to average net assets	1.38	%(2)	1.28%	1.43%	1.81%	1.97%
Ratio of net investment income to average net assets	1.38	%(2)	1.28%	1.43%	1.81%	1.97%
Portfolio turnover rate	36	%(1)	112%	80%	111%	96%

The Fund commenced operations on November 1, 1996.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

184  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2026 (Unaudited) and October 31st

	Payden Equity Income Fund - SI Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$17.63		$18.85	$14.88	$16.94	$21.27

Income (loss) from investment activities:
Net investment income	1.01		0.23	0.24	0.30	0.36
Net realized and unrealized gains (losses)	1.46		1.40	4.25	(1.35)	(0.95)

Total from investment activities	2.47		1.63	4.49	(1.05)	(0.59)

Distributions to shareholders:
From net investment income	(1.00)		(0.22)	(0.30)	(0.30)	(0.53)
From net realized gains	(0.88)		(2.63)	(0.22)	(0.71)	(3.21)

Total distributions to shareholders	(1.88)		(2.85)	(0.52)	(1.01)	(3.74)

Net asset value — end of period	$18.22		$17.63	$18.85	$14.88	$16.94

Total return	9.41	%(1)	10.04%	30.57%	(6.59)%	(3.59)%

Ratios/supplemental data:
Net assets, end of period (000s)	$771,526		$786,594	$759,602	$809,987	$945,034
Ratio of gross expense to average net assets	0.75	%(2)	0.76%	0.75%	0.73%	0.74%
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	1.38	%(2)	1.28%	1.44%	1.78%	1.99%
Ratio of net investment income to average net assets	1.48	%(2)	1.39%	1.54%	1.86%	2.07%
Portfolio turnover rate	36	%(1)	112%	80%	111%	96%
The Class commenced operations on August 1, 2014.
	Payden Equity Income Fund - Adviser Class
	2026		2025	2024	2023	2022
Net asset value — beginning of period	$17.54		$18.77	$14.82	$16.89	$21.23

Income (loss) from investment activities:
Net investment income	0.97		0.17	0.17	0.23	0.28
Net realized and unrealized gains (losses)	1.45		1.39	4.25	(1.34)	(0.93)

Total from investment activities	2.42		1.56	4.42	(1.11)	(0.65)

Distributions to shareholders:
From net investment income	(0.97)		(0.16)	(0.25)	(0.25)	(0.48)
From net realized gains	(0.88)		(2.63)	(0.22)	(0.71)	(3.21)

Total distributions to shareholders	(1.85)		(2.79)	(0.47)	(0.96)	(3.69)

Net asset value — end of period	$18.11		$17.54	$18.77	$14.82	$16.89

Total return	9.17	%(1)	9.66%	30.19%	(6.97)%	(3.91)%

Ratios/supplemental data:
Net assets, end of period (000s)	$13,388		$13,299	$15,295	$14,486	$19,362
Ratio of gross expense to average net assets	1.00	%(2)	1.01%	1.00%	0.98%	0.99%
Ratio of net expense to average net assets	1.00	%(2)	1.01%	1.00%	0.98%	0.99%
Ratio of investment income less gross expenses to average net assets	1.13	%(2)	1.03%	1.17%	1.55%	1.72%
Ratio of net investment income to average net assets	1.13	%(2)	1.03%	1.17%	1.55%	1.72%
Portfolio turnover rate	36	%(1)	112%	80%	111%	96%

The Class commenced operations on December 1, 2011.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

Semi-Annual Financial Statements and Other Information  185

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record for the period ended June 30th, visit the SEC’s web site at www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)

Payden Limited Maturity Fund — SI Class (PYLSX)

Payden Limited Maturity Fund — Investor Class (PYLMX)

Payden Limited Maturity Fund — Adviser Class (PYLBX)

Payden Low Duration Fund — SI Class (PYLDX)

Payden Low Duration Fund — Investor Class (PYSBX)

Payden Low Duration Fund — Adviser Class (PYLWX)

Payden U.S. Government Fund (PYUSX)

Payden GNMA Fund (PYGNX)

Payden Core Bond Fund — SI Class (PYCSX)

Payden Core Bond Fund — Investor Class (PYCBX)

Payden Core Bond Fund — Adviser Class (PYCWX)

Payden Corporate Bond Fund — SI Class (PYCTX)

Payden Corporate Bond Fund — Investor Class (PYACX)

Payden Corporate Bond Fund — Adviser Class (PYAYX)

Payden Strategic Income Fund — SI Class (PYSIX)

Payden Strategic Income Fund — Investor Class (PYSGX)

Payden Strategic Income Fund — Adviser Class (PYSLX)

Payden Absolute Return Bond Fund — SI Class (PYAIX)

Payden Absolute Return Bond Fund — Investor Class (PYARX)

Payden Absolute Return Bond Fund — Adviser Class (PYABX)

Payden Managed Income Fund — Institutional Class (PKCIX)

Payden Managed Income Fund — SI Class (PKBIX)

Payden Managed Income Fund — Adviser Class (PKCBX)

Payden Managed Income Fund — Retirement Class (PKCRX)

Payden Securitized Income Fund — SI Class (PYSCX)

Payden Securitized Income Fund — Investor Class (PYSFX)

Payden Floating Rate Fund — SI Class (PYFIX)

Payden Floating Rate Fund — Investor Class (PYFRX)

Payden Floating Rate Fund — Adviser Class (PYBLX)

Payden High Income Fund — SI Class (PYCHX)

Payden High Income Fund — Investor Class (PYHRX)

Payden High Income Fund — Adviser Class (PYRLX)

TAX EXEMPT BOND FUND

Payden California Municipal Social Impact Fund — Investor Class (PYCRX)

Payden California Municipal Social Impact Fund — Adviser Class (PYCLX)

GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)

Payden Global Fixed Income Fund — SI Class (PYGIX)

Payden Global Fixed Income Fund — Investor Class (PYGFX)

Payden Emerging Markets Bond Fund — SI Class (PYEIX)

Payden Emerging Markets Bond Fund — Investor Class (PYEMX)

Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYILX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)

Payden Emerging Markets Corporate Bond Fund — SI Class (PYCIX)

Payden Emerging Markets Corporate Bond Fund — Investor Class (PYCEX)

EQUITY FUND

Payden Equity Income Fund — SI Class (PYVSX)

Payden Equity Income Fund — Investor Class (PYVLX)

Payden Equity Income Fund — Adviser Class (PYVAX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572 9336 payden.com

requests@payden.com

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date 7/2/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date 7/2/26

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Chief Financial Officer
(principal financial officer)

Date 7/2/26

*	Print the name and title of each signing officer under his or her signature.